UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally
PNC Global Investment Servicing (U.S.) Inc.
760 Moore Rd.
King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

OLD WESTBURY FUNDS, INC.
U.S. LARGE CAP FUND
PORTFOLIO OF INVESTMENTS	January 31, 2009
(Unaudited)

Shares		Value

COMMON STOCKS — 91.9%

Banks — 1.1%
259,500	Hudson City Bancorp, Inc.	$3,010,200

Consumer Discretionary — 16.8%
153,600	Kohl’s Corp.(b)	5,638,656
453,300	Lowe’s Cos., Inc.	8,281,791
730,000	Mattel, Inc.	10,358,700
763,600	Staples, Inc.	12,171,784
529,200	Walt Disney Co. (The)	10,943,856

		47,394,787

Consumer Staples — 13.4%
240,250	PepsiCo, Inc.	12,067,758
239,000	Procter & Gamble Co.	13,025,500
265,000	Wal-Mart Stores, Inc.	12,486,800

		37,580,058

Diversified Financials — 5.4%
213,100	American Express Co.	3,565,163
446,700	Bank of New York Mellon Corp. (The)	11,498,058

		15,063,221

Energy — 8.0%
281,700	Cameron International Corp.(b)	6,524,172
490,400	Chesapeake Energy Corp.	7,753,224
755,900	Weatherford International Ltd.(b)	8,337,577

		22,614,973

Health Care — 19.6%
171,200	Celgene Corp.(b)	9,065,040
171,900	Genzyme Corp.(b)	11,847,348
187,600	Johnson & Johnson	10,822,644
233,600	Teva Pharmaceutical Industries Ltd. ADR	9,682,720
382,200	Thermo Fisher Scientific, Inc.(b)	13,732,446

		55,150,198

Information Technology — 18.7%
425,000	Applied Materials, Inc.	3,982,250
747,200	Cisco Systems, Inc.(b)	11,185,584
1,021,600	Corning, Inc.	10,328,376
1,195,000	EMC Corp.(b)	13,192,800
317,900	Intel Corp.	4,100,910
180,200	Research In Motion Ltd.(b)	9,983,080

		52,773,000

Materials — 2.2%
677,400	International Paper Co.	6,177,888

Shares		Value

Utilities — 6.7%
127,200	FPL Group, Inc.	$6,557,160
320,500	PG&E Corp.	12,393,735

		18,950,895

Total Common Stocks (Cost $358,505,660)		258,715,220

INVESTMENT COMPANY — 10.2%

28,630,361	SEI Daily Income Trust Government II Fund, Class A	28,630,361

Total Investment Company (Cost $28,630,361)		28,630,361

TOTAL INVESTMENTS — 102.1% (Cost $387,136,021)(a)		287,345,581

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(5,896,625)

NET ASSETS — 100.0%		$281,448,956

(a) Aggregate book cost is $387,136,021 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$757,492
Unrealized depreciation	(100,547,932)

Net unrealized depreciation	$(99,790,440)

(b) Non-income producing security.

ADR - American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	1.1%
Consumer Discretionary	16.8%
Consumer Staples	13.4%
Diversified Financials	5.4%
Energy	8.0%
Health Care	19.6%
Information Technology	18.7%
Materials	2.2%
Utilities	6.7%
Other*	8.1%

*Includes cash and equivalents, investment companies, exchange traded funds, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
NON-U.S. LARGE CAP FUND
PORTFOLIO OF INVESTMENTS	January 31, 2009
(Unaudited)

Shares		Value

COMMON STOCKS — 74.6%

FINLAND — 2.5%
3,108,146	Nokia Oyj	$38,164,838

FRANCE — 1.6%
1,076,815	France Telecom SA	24,210,793

GERMANY — 5.5%
1,944,236	Deutsche Telekom AG	23,723,856
1,308,717	Fresenius Medical Care AG & Co.	58,648,538

		82,372,394

HONG KONG — 3.3%
9,653,236	Hutchison Whampoa Ltd.	49,795,846

ITALY — 3.6%
2,566,775	ENI SpA	54,687,054

JAPAN — 24.8%
3,719,692	Bridgestone Corp.	48,030,753
9,204,049	Mitsubishi UFJ Financial Group, Inc.	52,252,073
860,100	Nippon Telegraph & Telephone Corp.	42,126,565
4,068,872	Nomura Holdings, Inc.	26,858,586
9,122	NTT Data Corp.	29,619,718
1,623,078	Seven & I Holdings Co. Ltd.	43,993,933
605,800	Shin-Etsu Chemical Co. Ltd.	28,727,200
2,880,360	Sumitomo Corp.	26,644,172
572,856	Takeda Pharmaceutical Co. Ltd.	27,101,219
1,496,205	Toyota Motor Corp.	48,715,975

		374,070,194

NETHERLANDS — 6.5%
1,530,127	Heineken NV	45,158,740
3,972,831	Koninklijke KPN NV	53,156,917

		98,315,657

SPAIN — 5.8%
1,325,886	Inditex SA	50,725,949
2,112,227	Telefonica SA	37,673,426

		88,399,375

SWITZERLAND — 11.7%
457,554	Credit Suisse Group AG	11,771,197
389,377	Roche Holding AG	54,853,181
517,877	Synthes, Inc.	62,641,730
260,326	Zurich Financial Services AG	47,132,046

		176,398,154

UNITED KINGDOM — 9.3%
7,244,159	BP Plc	51,913,451
5,376,777	Prudential Plc	25,986,243
8,964,915	RSA Insurance Group Plc	17,110,298
3,060,137	Shire Plc	44,835,050

		139,845,042

Total Common Stocks (Cost $1,441,515,686)		1,126,259,347

Shares		Value

EXCHANGE TRADED FUNDS — 6.9%

1,382,535	iShares MSCI EAFE Index Fund	$53,504,104
6,048,542	iShares MSCI Japan Index Fund	50,989,209

Total Exchange Traded Funds (Cost $162,315,814)		104,493,313

INVESTMENT COMPANY — 7.8%

117,788,100	Federated Treasury Obligations Fund	117,788,100

Total Investment Company (Cost $117,788,100)		117,788,100

Principal Amount

U.S. GOVERNMENT AGENCIES — 3.3%

Federal Home Loan Bank — 3.3%
$50,000,000	0.20%, 03/03/09	49,991,944

Total U.S. Government Agencies (Cost $49,991,944)		49,991,944

TOTAL INVESTMENTS — 92.6% (Cost $1,771,611,544)(a)		1,398,532,704

OTHER ASSETS IN EXCESS OF LIABILITIES — 7.4%		111,421,749

NET ASSETS — 100.0%		$1,509,954,453

(a) Aggregate book cost is $1,771,611,544 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$8,391,604
Unrealized depreciation	(381,470,444)

Net unrealized depreciation	$(373,078,840)

OLD WESTBURY FUNDS, INC.
NON-U.S. LARGE CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	3.5%
Consumer Discretionary	9.8%
Consumer Staples	5.9%
Diversified Financials	2.5%
Energy	7.0%
Health Care	16.4%
Industrials	5.1%
Information Technology	4.5%
Insurance	6.0%
Materials	1.9%
Telecommunication Services	12.0%
Other*	25.4%

*Includes cash and equivalents, exchange traded funds, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS	January 31, 2009
(Unaudited)

Shares		Value

COMMON STOCKS — 33.4%

AUSTRALIA — 0.3%
35,479	ABB Grain Ltd.	$149,914
139,228	Adelaide Brighton Ltd.	150,392
10,745	AED Oil Ltd.(b)	6,623
17,131	Aevum Ltd.	8,708
6,479	AJ Lucas Group Ltd.	16,097
26,976	Alesco Corp. Ltd.	36,509
23,073	Amalgamated Holdings Ltd.	66,706
33,000	Andean Resources Ltd.(b)	27,678
21,310	Ansell Ltd.	138,247
10,300	Anvil Mining Ltd.(b)	10,919
81,978	APA Group	157,308
60,776	APN News & Media Ltd.	77,620
40,999	Aquila Resources Ltd.(b)	66,169
15,851	Aristocrat Leisure Ltd.	37,769
78,207	Arrow Energy Ltd.(b)	105,846
47,908	Asciano Group	33,941
23,632	Atlas Iron Ltd.(b)	17,869
21,213	Ausdrill Ltd.	12,131
28,945	Austal Ltd.	33,657
237,688	Austar United Communications Ltd.(b)	111,760
103,629	Austereo Group Ltd.	77,698
69,351	Australian Agricultural Co. Ltd.	79,318
71,607	Australian Infrastructure Fund	79,624
63,310	Australian Pharmaceutical Industries Ltd.	21,119
24,637	Australian Vintage Ltd.(b)	5,636
86,302	Australian Wealth Management Ltd.	49,901
77,977	Australian Worldwide Exploration Ltd.(b)	131,299
20,928	Automotive Holdings Group	7,314
22,100	AVJennings Ltd.	4,353
26,760	Avoca Resources Ltd.(b)	27,970
64,352	AWB Ltd.	90,774
39,396	Babcock & Brown Communities Ltd.	4,381
34,686	Babcock & Brown Wind Partners	18,954
24,976	Bank of Queensland Ltd.	117,436
154,068	Beach Petroleum Ltd.	75,869
42,185	Bendigo Mining Ltd.(b)	4,423
8,129	Billabong International Ltd.	38,222
5,000	Boom Logistics Ltd.	1,874
17,534	Bradken Ltd.	27,296
18,680	Brickworks Ltd.	124,628
26,490	Cabcharge Australia Ltd.	103,179
35,782	Caltex Australia Ltd.	199,394
10,030	Campbell Brothers Ltd.	98,974
8,040	Cardno Ltd.	14,049
6,466	CBH Resources Ltd. - In Specie(b)	0
17,013	Cellestis Ltd.(b)	16,215
35,761	Centamin Egypt Ltd.(b)	19,655
56,191	Centennial Coal Co. Ltd.	101,042

Shares		Value

AUSTRALIA (continued)
15,402	Challenger Financial Services Group Ltd.	$11,842
33,103	Charter Hall Group	5,153
106,453	Citigold Corp. Ltd.(b)	15,219
51,145	Clough Ltd.	9,424
18,947	Coal of Africa Ltd.(b)	9,872
54,002	Cockatoo Coal Ltd.(b)	10,637
6,058	Coffey International Ltd.	5,350
261,794	ConnectEast Group	76,518
29,640	Consolidated Media Holdings Ltd.	36,348
20,084	Corporate Express Australia Ltd.	48,493
38,303	Count Financial Ltd.	18,740
19,940	Crane Group Ltd.	102,880
265,907	CSR Ltd.	240,765
4,990	Cudeco Ltd.(b)	6,849
71,561	David Jones Ltd.	105,490
1,787	Devine Ltd.	602
8,637	Dominion Mining Ltd.	19,757
66,049	Downer EDI Ltd.	149,405
114,242	DUET Group	153,890
91,748	Eastern Star Gas Ltd.(b)	26,817
53,494	Emeco Holdings Ltd.	5,778
26,752	Energy Developments Ltd.	37,396
99,173	Energy World Corp. Ltd.(b)	13,863
188,707	Envestra Ltd.	35,971
9,540	Fantastic Holdings Ltd.	10,911
33,955	Felix Resources Ltd.	148,868
45,558	FKP Property Group	13,026
10,188	Fleetwood Corp. Ltd.	23,499
7,174	Flight Centre Ltd.	28,763
186,551	Futuris Corp. Ltd.	67,565
10,669	G.U.D. Holdings Ltd.	40,946
18,000	Geodynamics Ltd.(b)	12,695
23,000	Gindalbie Metals Ltd.(b)	8,330
47,000	Goodman Fielder Ltd.	45,841
10,532	GrainCorp Ltd.(b)	34,932
29,996	GRD Ltd.	7,052
63,776	Great Southern Ltd.	6,078
146,835	Gunns Ltd.	88,168
62,688	GWA International Ltd.	95,199
21,178	Harvey Norman Holdings Ltd.	28,662
23,057	Hastie Group Ltd.	17,068
40,441	Healthscope Ltd.	111,008
48,438	Hills Industries Ltd.	72,019
139,803	IBA Health Group Ltd.(b)	66,179
16,525	iiNET Ltd.	12,652
73,259	Iluka Resources Ltd.(b)	197,833
15,127	Independence Group NL	23,933
85,840	Indophil Resources NL(b)	13,636
16,339	Invocare Ltd.	51,909
16,163	IOOF Holdings Ltd.	36,253
19,221	Iress Market Technology Ltd.	64,118
21,000	Jabiru Metals Ltd.(b)	1,534
21,040	JB Hi-Fi Ltd.	124,999

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

AUSTRALIA (continued)
25,802	Kagara Ltd.(b)	$7,296
13,107	Karoon Gas Australia Ltd.(b)	24,985
10,666	Kingsgate Consolidated Ltd.(b)	25,482
46,543	Linc Energy Ltd.(b)	37,706
59,113	Lynas Corp. Ltd.(b)	10,893
73,012	Macmahon Holdings Ltd.	15,077
4,608	Macquarie Communications Infrastructure Group	2,752
28,838	Macquarie Media Group Ltd.	15,667
7,488	McMillan Shakespeare Ltd.	9,183
10,027	Melbourne IT Ltd.	11,213
20,418	Mermaid Marine Australia Ltd.	13,557
100,000	Metals X Ltd.(b)	4,638
41,895	Minara Resources Ltd.	9,849
19,000	Mincor Resources NL	7,666
41,969	Mineral Deposits Ltd.(b)	17,334
14,861	Mineral Resources Ltd.	20,774
5,500	Mitchell Communications Group Ltd.	1,363
13,431	Monadelphous Group Ltd.	54,277
78,058	Mount Gibson Iron Ltd.(b)	20,087
20,000	Murchison Metals Ltd.(b)	6,608
42,798	Navitas Ltd.	59,827
128,661	New Hope Corp. Ltd.	277,955
34,000	Nexus Energy Ltd.(b)	10,802
14,479	Novogen Ltd.(b)	6,900
13,754	Oakton Ltd.	4,719
131,065	Pacific Brands Ltd.	35,394
110,950	Paladin Energy Ltd.(b)	218,543
196,628	PanAust Ltd.(b)	16,867
24,808	Panoramic Resources Ltd.	13,241
138,189	PaperlinX Ltd.	38,634
37,523	Peet Ltd.	35,763
20,327	Perilya Ltd.	1,937
5,089	Perpetual Ltd.	99,335
28,698	Pharmaxis Ltd.(b)	24,617
500	Photon Group Ltd.	388
26,465	Platinum Asset Mangement Ltd.	52,802
34,118	Platinum Australia Ltd.(b)	12,790
78,985	PMP Ltd.	20,828
8,373	Premier Investments Ltd.	19,951
29,031	Primary Health Care Ltd.	88,542
16,671	Prime Media Group Ltd.	11,122
26,263	Prime Retirement & Aged Care Property Trust (The)	1,752
11,247	Programmed Maintenance Services Ltd.	17,151
22,066	Ramsay Health Care Ltd.	141,610
1,399	REA Group Ltd.(b)	3,111
6,205	Redflex Holdings Ltd.	13,011
8,531	Reece Australia Ltd.	85,375
1,933	Reject Shop Ltd. (The)	12,405
18,010	Resolute Mining Ltd.(b)	4,864
12,309	Reverse Corp. Ltd.	7,665
47,760	Ridley Corp. Ltd.	23,367
30,700	Riversdale Mining Ltd.(b)	42,720

Shares		Value

AUSTRALIA (continued)
90,607	Roc Oil Co. Ltd.(b)	$29,074
15,120	SAI Global Ltd.	24,595
29,246	Salmat Ltd.	58,536
4,084	Seek Ltd.	7,785
7,225	Select Harvests Ltd.	13,772
9,440	Servcorp Ltd.	13,196
10,846	Service Stream Ltd.	3,101
21,008	Seven Network Ltd.	79,958
159,647	Sigma Pharmaceuticals Ltd.	121,728
21,714	Silex Systems Ltd.(b)	49,532
16,760	Sino Gold Mining Ltd.(b)	52,821
11,118	Skilled Group Ltd.	8,830
7,500	SMS Management & Technology Ltd.	7,958
84,711	SP AusNet	55,709
128,274	Spark Infrastructure Group	109,625
28,294	Specialty Fashion Group Ltd.	4,045
34,670	Spotless Group Ltd.	56,175
23,116	Straits Resources Ltd.	15,569
29,180	STW Communications Group Ltd.	12,237
218,698	Sundance Resources Ltd.(b)	13,479
47,414	Sunland Group Ltd.	15,365
14,971	Super Cheap Auto Group Ltd.	21,879
6,000	Talent2 International Ltd.	2,478
27,977	Tap Oil Ltd.(b)	14,755
11,196	Tassal Group Ltd.	14,299
50,836	Technology One Ltd.	23,257
63,187	Ten Network Holdings Ltd.	41,354
163,262	Thakral Holdings Group	47,719
65,834	Timbercorp Ltd.	5,438
54,809	Tower Australia Group Ltd.	81,492
35,123	Transfield Services Infrastructure Fund.	25,442
33,905	Transfield Services Ltd.	42,009
20,446	Transpacific Industries Group Ltd.	35,077
19,829	Trinity Group	2,268
22,118	United Group Ltd.	112,711
25,693	UXC Ltd.	7,020
21,214	Village Roadshow Ltd.	13,277
25,284	Village Roadshow Ltd., Preferred Shares	12,129
46,000	Virgin Blue Holdings Ltd.	9,061
13,169	Washington H. Soul Pattinson & Co. Ltd.	72,129
6,418	Watpac Ltd.	3,629
21,681	West Australian Newspapers Holdings Ltd.	56,482
19,960	Western Areas NL(b)	47,687
13,358	White Energy Co. Ltd.(b)	16,636
37,396	WHK Group Ltd.	19,484
12,401	Windimurra Vanadium Ltd.(b)	1,694
13,791	Wotif.com Holdings Ltd.	28,041

		8,638,127

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

AUSTRIA — 0.1%
959	Agrana Beteiligungs AG	$55,501
9,244	Andritz AG	275,778
1,748	A-TEC Industries AG(b)	13,764
9,199	Austrian Airlines AG(b)	49,469
5,738	BWIN Interactive Entertainment AG(b)	145,469
2,439	BWT AG	35,445
2,439	Christ Water Technology AG(b)	5,715
1,891	Constantia Packaging AG	50,725
3,121	Flughafen Wien AG	125,278
1,518	Frauenthal Holding AG	11,176
7,181	Intercell AG(b)	236,115
197	Lenzing AG	38,338
1,270	Mayr Melnhof Karton AG	84,736
849	Oberbank AG	47,504
7,603	Oesterreichische Post AG	237,919
1,756	Palfinger AG	20,123
8,522	Raiffeisen International Bank-Holding AG	174,584
5,405	RHI AG(b)	86,507
779	Rosenbauer International AG	22,332
526	S&T System Integration & Technology Distribution AG(b)	7,408
2,106	Schoeller-Bleckmann Oilfield Equipment AG	57,328
35,169	Telekom Austria AG	495,332
10,994	Uniqa Versicherungen AG	244,934
6,046	Vienna Insurance Group	190,435
9,375	Voestalpine AG	182,696
4,708	Warimpex Finanz- Und Beteiligungs AG	7,475
4,743	Wienerberger AG	61,093
5,173	Zumtobel AG	43,318

		3,006,497

BELGIUM — 0.2%
5,614	Ackermans & Van Haaren NV	246,193
27,644	Agfa Gevaert NV(b)	97,337
50	Banque Nationale de Belgique	139,563
2,225	Barco NV	43,217
4,312	Bekaert SA	251,318
1,909	Cofinimmo	231,741
997	Compagnie d’Entreprises CFE	31,071
765	Compagnie Immobiliere de Belgique SA	14,497
4,983	Compagnie Maritime Belge SA	101,445
3,050	Deceuninck NV	10,505
6,374	Delhaize Group	411,326
674	D’ieteren SA	76,089
4,178	Elia System Operator SA NV	140,370
4,729	Euronav NV	72,236
1,908	EVS Broadcast Equipment SA	58,754
3,075	Exmar NV	35,435
993	Intervest Offices	24,920
3,840	Ion Beam Applications	30,975

Shares		Value

BELGIUM (continued)
829	Kinepolis	$16,017
5,034	Melexis NV	30,358
1,606	Mobistar SA	118,156
4,938	Omega Pharma SA	153,955
3,216	Option NV(b)	7,412
1,694	Recticel SA	8,893
740	Roularta Media Group NV	11,275
1,670	Sipef SA	42,765
8,384	Solvay SA	594,709
10,644	Telenet Group Holding NV(b)	168,721
6,295	Tessenderlo Chemie NV	191,024
16,355	UCB SA	510,433
3,856	Umicore	72,132
1,150	Van De Velde	36,590
445	VPK Packaging Group	9,196
1,348	Warehouses De Pauw SCA	57,820
460	Wereldhave Belgium NV	31,210

		4,077,658

BERMUDA — 0.2%
35,000	Allied World Assurance Co. Holdings Ltd.	1,319,500
75,000	Argo Group International Holdings Ltd.(b)	2,333,250
6,800	BW Gas Ltd.(b)	22,093
49,074	Catlin Group Ltd.	246,778
11,158	Helen of Troy Ltd.(b)	116,824
94,783	Hiscox Ltd.	432,680
12,361	Signet Jewelers Ltd.	87,373

		4,558,498

BRAZIL — 0.2%
7,300	AES Tiete SA	42,069
7,700	AES Tiete SA Preference Shares	53,336
47,500	All America Latina Logistica SA	180,172
4,700	Anhanguera Educacional Participacoes SA	24,716
5,700	Centrais Eletricas de Santa Catarina SA - Class B, Preference Shares	83,510
16,800	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	216,228
9,800	Cia de Saneamento Basico do Estado de Sao Paulo	106,026
5,200	Cia de Saneamento de Minas Gerais	42,922
4,000	Cia de Saneamento do Parana, Preference Shares(c)	2,776
14,400	Cia de Tecidos do Norte de Minas - Coteminas, Preference Shares(b)	24,207
2,700	Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	49,450
12,000	Cia Energetica de Sao Paulo-Class B, Preference Shares	64,655

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

BRAZIL (continued)
750	Cia Energetica do Ceara - Class A, Preference Shares	$6,886
27,800	Cia Paranaense de Energia - Class B, Preference Shares	261,104
61,911	Confab Industrial SA, Preference Shares	100,872
6,800	Cosan SA Industria e Comercio(b)	30,776
19,500	Cyrela Brazil Realty SA	78,168
4,100	Diagnosticos da America SA	39,763
7,800	Duratex SA, Preference Shares	52,549
7,480	Eletropaulo Metropolitana de Sao Paulo SA - Class A, Preference Shares	83,828
95,900	Empresa Brasileira de Aeronautica SA	359,212
21,000	Eternit SA	49,422
9,000	Gafisa SA	45,388
5,100	Global Village Telecom Holding SA(b)	54,583
15,000	Gol-Linhas Aereas Inteligentes SA, Preference Shares	66,272
7,200	Grendene SA	36,279
65,200	JBS SA	134,897
193,000	Klabin SA, Preference Shares	291,164
8,700	Light SA	88,725
16,600	Lojas Americanas SA	38,638
20,600	Lojas Americanas SA, Preference Shares	56,739
5,600	Lojas Renner SA	34,155
15,033	Magnesita Refratarios SA(b)	46,654
41,800	Marcopolo SA, Preference Shares	54,052
7,000	Medial Saude SA	21,392
3,200	Natura Cosmeticos SA	27,448
22,319	NET Servicos de Comunicacao SA, Preference Shares(b)	141,514
35,729	Paranapanema SA, Preference Shares(b)	52,361
8,800	PDG Realty SA Empreen-dimentos e Participacoes	46,845
31,305	Perdigao SA	431,793
20,000	Plascar Participacoes Industriais SA(b)	10,862
8,200	Porto Seguro SA	48,422
21,000	Rossi Residencial SA	40,642
147,000	Sadia SA, Preference Shares	210,362
8,200	Sao Carlos Empreendimentos e Participacoes SA	35,663
5,800	Sao Martinho SA(b)	30,375
4,200	Saraiva SA Livreiros Editores, Preference Shares	25,345
37,626	Suzano Papel e Celulose SA(b)	189,752
6,600	Tam SA, Preference Shares	49,159
6,138	Telemig Celular Participacoes SA, Preference Shares	98,155
19,544	Ultrapar Participacoes SA, Preference Shares	449,428

Shares		Value

BRAZIL (continued)
124,872	Uniao de Industrias Petroquimicas SA - Class B, Preference Shares	$37,139
13,800	Universo Online SA, Preference Shares	44,969
19,298	Votorantim Celulose e Papel SA, Preference Shares(b)	113,209
58,200	Weg SA	292,254

		5,297,282

CANADA — 0.8%
3,000	Aastra Technologies Ltd.(b)	30,557
3,600	Absolute Software Corp.(b)	9,571
2,900	Aecon Group, Inc.	24,241
15,795	AGF Management Ltd. - Class B.	103,561
1,200	Akita Drilling Ltd. - Class A	6,576
21,300	Alamos Gold, Inc.(b)	136,876
3,533	Alberta Clipper Energy, Inc.(b)	965
4,600	Alimentation Couche-Tard, Inc. - Class B	53,268
12,600	Allen-Vanguard Corp.(b)	2,004
2,600	Altius Minerals Corp.(b)	10,008
3,200	Amerigo Resources Ltd.	887
6,500	Anderson Energy Ltd.(b)	5,937
35,500	Antrim Energy, Inc.(b)	12,883
6,500	Aquiline Resources, Inc.(b)	14,312
9,400	Astral Media, Inc.	199,920
5,286	Atrium Innovations, Inc.(b)	63,367
21,420	ATS Automation Tooling Systems, Inc.(b)	78,955
8,300	Augusta Resource Corp.(b)	4,332
22,800	Aurizon Mines Ltd.(b)	80,323
2,200	Aurora Energy Resources, Inc.(b)	3,857
2,608	Baffinland Iron Mines Corp.(b)	372
11,900	Baja Mining Corp.(b)	1,892
9,400	Ballard Power Systems, Inc.(b)	11,728
6,400	Bioms Medical Corp.(b)	12,474
700	BioteQ Environmental Technologies, Inc.(b)	285
25,100	Biovail Corp.	274,897
14,500	Birchcliff Energy Ltd.(b)	54,985
5,600	Boardwalk Real Estate Investment Trust	122,070
5,500	Boralex, Inc. - Class A(b)	35,433
2,200	Breaker Energy Ltd.(b)	5,849
68,500	Breakwater Resources Ltd.(b)	6,424
20,026	CAE, Inc.	117,257
5,400	Calfrac Well Services Ltd.	35,670
9,100	Calloway Real Estate Investment Trust	87,494
2,600	Calvalley Petroleum, Inc. - Class A(b)	2,905
6,100	Canaccord Capital, Inc.	23,131
4,100	Canada Bread Co. Ltd.	153,802
4,100	Canadian Apartment Properties REIT	45,840

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

CANADA (continued)
23,800	Canadian Hydro Developers, Inc.(b)	$65,796
3,700	Canadian Real Estate Investment Trust	60,860
16,700	Canadian Superior Energy, Inc.(b)	16,070
6,200	Canadian Tire Corp. Ltd. - Class A	206,793
11,400	Canadian Western Bank	110,909
6,800	Canam Group, Inc.	40,869
16,700	Canfor Corp.(b)	98,736
5,300	Cangene Corp.(b)	23,080
11,900	Cardiome Pharma Corp.(b)	64,340
13,100	Cascades, Inc.	34,399
63,827	Catalyst Paper Corp.(b)	17,697
5,900	CCL Industries - Class B	105,466
38,800	Celestica, Inc.(b)	169,913
4,600	Celtic Exploration Ltd.(b)	49,254
6,800	CGI Group, Inc. - Class A(b)	55,065
44,600	Chariot Resources Ltd.(b)	5,274
9,800	Chartwell Seniors Housing Real Estate Investment Trust	44,355
2,900	Churchill Corp. (The) - Class A(b)	20,244
3,443	Coalcorp Mining, Inc.(b)	618
4,400	Cogeco Cable, Inc.	123,864
10,000	COM DEV International Ltd.(b)	25,525
1,600	Comaplex Minerals Corp.(b)	4,319
3,800	Cominar Real Estate Investment Trust	49,644
7,200	Compton Petroleum Corp.(b)	6,106
43,200	Connacher Oil & Gas Ltd.(b)	31,706
1,300	Constellation Software, Inc.	26,769
3,100	Corby Distilleries Ltd. - Class A	37,364
14,800	Corridor Resources, Inc.(b)	27,759
13,000	Corus Entertainment, Inc. - Class B	138,667
5,000	Cott Corp.(b)	3,751
8,800	Crew Energy, Inc.(b)	25,117
34,300	Crystallex International Corp.(b)	8,531
2,800	Dalsa Corp.	13,381
25,004	Denison Mines Corp.(b)	31,605
6,600	Descartes Systems Group, Inc. (The)(b)	17,869
5,600	Dorel Industries, Inc. - Class B	100,834
6,200	Dundee Precious Metals, Inc.(b)	9,354
1,700	Dundee Real Estate Investment Trust	16,484
13,900	DundeeWealth, Inc.	60,418
112,600	Eastern Platinum Ltd.(b)	33,516
53,600	Eldorado Gold Corp.(b)	419,621
4,700	Emera, Inc.	83,364
3,900	Empire Co. Ltd. - Class A	165,032
16,700	Ensign Energy Services, Inc.	141,363
101,100	Equinox Minerals Ltd.(b)	124,494

Shares		Value

CANADA (continued)
1,500	Equitable Group, Inc.	$13,492
37,400	European Goldfields Ltd.(b)	96,073
6,500	Evertz Technologies Ltd.	74,210
209	Exfo Electro Optical Engineering, Inc.(b)	736
1,200	Extendicare Real Estate Investment Trust	5,431
11,200	Fairborne Energy Ltd.(b)	38,270
13,400	Finning International, Inc.	137,579
10,000	First Quantum Minerals Ltd.	177,859
3,500	FirstService Corp.(b)	39,189
150,000	FirstService Corp. Voting Shares(b)	1,662,000
7,000	Flint Energy Services Ltd.(b)	27,115
17,241	FNX Mining Co., Inc.(b)	47,382
10,500	Fortis, Inc.	208,587
5,500	Forzani Group Ltd. (The) - Class A	42,654
9,900	Fronteer Development Group, Inc.(b)	21,798
7,600	Frontera Copper Corp.(b)	3,471
13,800	Galleon Energy, Inc. - Class A(b)	36,237
1,700	Gennum Corp.	6,724
8,900	Gildan Activewear, Inc.(b)	95,369
1,800	Gluskin Sheff & Associates, Inc.	15,046
9,200	Great Basin Gold Ltd.(b)	12,379
11,000	Great Canadian Gaming Corp.(b)	37,676
3,800	Greystar Resources Ltd.(b)	9,390
25,300	Groupe Aeroplan, Inc.	184,450
7,400	Guyana Goldfields, Inc.(b)	17,863
7,700	Hanfeng Evergreen, Inc.(b)	43,264
12,300	Harry Winston Diamond Corp.	48,949
3,500	Heroux-Devtek, Inc.(b)	14,271
39,000	High River Gold Mines Ltd.(b)	4,135
8,516	Highpine Oil & Gas Ltd.(b)	31,668
5,300	Home Capital Group, Inc.	80,175
58,100	IAMGOLD Corp.	397,994
3,000	Imax Corp.(b)	14,141
5,600	Imperial Metals Corp.(b)	10,732
2,800	Indigo Books & Music, Inc.(b)	26,305
10,200	Industrial Alliance Insurance and Financial Services, Inc.	164,115
2,700	ING Canada, Inc.	72,661
11,200	Inmet Mining Corp.	189,612
7,300	Intermap Technologies Corp.(b)	9,823
6,300	International Forest Products Ltd. - Class A(b)	8,477
6,300	Intertape Polymer Group, Inc.(b)	4,316
8,200	Iteration Energy Ltd.(b)	6,353
25,600	Ivanhoe Energy, Inc.(b)	14,614
20,100	Jean Coutu Group PJC, Inc. (The) Class A	135,885
10,400	Jinshan Gold Mines, Inc.(b)	4,834

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

CANADA (continued)
5,300	Kaboose, Inc.(b)	$1,967
13,600	Kingsway Financial Services, Inc.	66,544
6,900	Kirkland Lake Gold, Inc.(b)	30,667
4,100	Laramide Resources(b)	5,951
3,900	Laurentian Bank of Canada	92,455
2,400	Le Chateau, Inc.	16,245
12,400	Leon’s Furniture Ltd.	92,526
17,400	Linamar Corp.	58,887
9,000	Lions Gate Entertainment Corp.(b)(c)(d)	50,868
6,700	MacDonald Dettwiler & Associates Ltd.(b)	112,500
12,400	Magna International, Inc. - Class A	347,149
4,100	Major Drilling Group International	45,572
800	Manitoba Telecom Services, Inc.	23,369
12,700	Maple Leaf Foods, Inc.	112,889
1,900	Marsulex, Inc.	12,674
11,900	Martinrea International, Inc.(b)	26,687
4,300	Maxim Power Corp.(b)	9,854
21,500	MDS, Inc.(b)	168,318
11,200	Mega Uranium Ltd.(b)	9,682
9,200	Methanex Corp.	71,124
4,600	Metro, Inc. - Class A	147,050
5,300	Morguard Real Estate Investment Trust	38,683
1,900	Mosaid Technologies, Inc.	13,000
13,900	Neo Material Technologies, Inc.(b)	12,469
2,100	Niko Resources Ltd.	86,380
14,700	Norbord, Inc.	7,792
8,400	North American Palladium Ltd.(b)	13,700
2,300	Northern Property Real Estate Investment Trust	30,667
28,200	Northgate Minerals Corp.(b)	33,806
13,200	Nova Chemicals Corp.	24,435
12,649	NuVista Energy Ltd.(b)	72,722
8,500	Onex Corp.	117,770
11,100	Open Text Corp.(b)	392,223
12,500	PAN American Silver Corp.(b)	228,236
6,000	Paramount Resources Ltd. - Class A(b)	34,642
1,700	Parkbridge Lifestyles Communities, Inc.(b)	4,020
11,600	Pason Systems, Inc.	114,747
22,300	Patheon, Inc.(b)	39,099
15,900	Petaquilla Minerals Ltd.(b)	5,446
1,400	Petrobank Energy & Resources Ltd.(b)	22,149
4,100	Petrolifera Petroleum Ltd.(b)	4,714
13,500	Points International Ltd.(b)	5,394
12,300	Polymet Mining Corp.(b)	9,328
4,825	Precision Drilling Trust	23,980

Shares		Value

CANADA (continued)
10,100	Progress Energy Resources Corp.(b)	$86,483
17,300	QLT, Inc.(b)	38,938
10,200	Quadra Mining Ltd.(b)	28,115
6,700	Quebecor, Inc. - Class B	89,607
23,200	Quest Capital Corp.	21,757
20,600	Questerre Energy Corp.(b)	25,199
9,400	Reitmans (Canada) Ltd. - Class A	81,869
1,600	Resverlogix Corp.(b)	3,340
2,400	Richelieu Hardware Ltd.	35,719
5,898	Riocan Real Estate Investment Trust	69,934
10,500	Ritchie Bros. Auctioneers, Inc.(e)	195,229
162,100	Ritchie Bros. Auctioneers, Inc.(e)	2,976,156
20,200	RONA, Inc.(b)	199,323
4,800	Rubicon Minerals Corp.(b)	6,224
11,600	Russel Metals, Inc.	176,046
5,700	Samuel Manu-Tech, Inc.	31,841
10,200	Savanna Energy Services Corp.	60,223
21,900	SEMAFO, Inc.(b)	33,933
11,200	ShawCor Ltd. - Class A	133,350
41,800	Sherritt International Corp.	91,014
3,139	Shore Gold, Inc.(b)	845
5,500	Sierra Wireless, Inc.(b)	31,397
9,000	Silver Standard Resources, Inc.(b)	181,872
3,100	Silver Wheaton Corp.(b)	20,275
26,400	Silvercorp Metals, Inc.	59,205
5,300	Sino-Forest Corp.(b)	39,764
2,500	Softchoice Corp.	5,301
9,100	Stantec, Inc.(b)	198,066
36,400	Starfield Resources, Inc.(b)	6,976
1,200	Stella-Jones, Inc.	15,902
5,200	Storm Exploration, Inc.(b)	50,463
9,200	SunOpta, Inc.(b)	21,682
2,100	SXC Health Solutions Corp.(b)	38,806
7,200	Tanzanian Royalty Exploration Corp.(b)	27,596
17,500	Taseko Mines Ltd.(b)	14,557
3,900	Teal Exploration & Mining, Inc.(b)	9,287
7,400	Theratechnologies, Inc.(b)	8,388
20,200	Thompson Creek Metals Co., Inc.(b)	77,752
7,300	Timminco Ltd.(b)	20,598
2,500	TMX Group, Inc.	65,382
11,300	Toromont Industries Ltd.	195,176
9,800	Torstar Corp. - Class B	65,933
7,700	TransAlta Corp.	140,405
1,400	Transat A.T., Inc. - Class A	10,424
11,800	Transcontinental, Inc. - Class A	87,375
5,600	Transglobe Energy Corp.(b)	16,669
1,200	Transition Therapeutics, Inc.(b)	5,813
21,200	Trican Well Service Ltd.	117,389

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

CANADA (continued)
14,000	Trinidad Drilling Ltd.	$35,507
17,300	TriStar Oil & Gas Ltd.(b)	152,367
5,700	TVA Group, Inc. - Class B	26,495
23,500	Uex Corp.(b)	15,906
4,200	Uni-Select, Inc.	96,416
82,985	Uranium One, Inc.(b)	125,197
8,800	Ur-Energy, Inc.(b)	5,382
7,300	Vector Aerospace Corp.(b)	24,408
4,700	Vernenex Energy, Inc.(b)	30,663
1,260	Vero Energy, Inc.(b)	4,131
43,900	Viterra, Inc.(b)	331,152
2,100	Vitran Corp., Inc.(b)	9,624
8,300	West Energy Ltd.(b)	12,522
5,500	West Fraser Timber Co. Ltd.	134,557
5,300	Western Canadian Coal Corp.(b)	2,334
4,900	Western Financial Group, Inc.	6,593
6,300	Westjet Airlines Ltd.(b)	65,813
2,085	Westport Innovations, Inc.(b)	11,052
1,100	Wi-Lan, Inc.(b)	1,462
5,700	Winpak Ltd.	32,538
4,300	Xtreme Coil Drilling Corp.(b)	6,031
97,900	Yamana Gold, Inc.	793,579
1,100	ZCL Composites, Inc.	4,351

		19,728,465

CHILE — 0.1%
2,975	Banco de Credito e Inversiones	59,264
164,971	Banmedica SA	129,677
49,991	Cementos Bio-Bio SA	60,767
7,089	Cia Cervecerias Unidas SA	43,188
12,790	Cia de Consumidores de Gas de Santiago SA	33,167
43,948	Cia Sudamericana de Vapores SA	29,916
49,225,119	CorpBanca SA	211,341
17,867	Cristalerias de Chile SA	154,925
5,305	Empresa Nacional de Telecomunicaciones SA	59,028
792,236	Empresas Iansa SA	14,766
37,174	Farmacias Ahumada SA	49,284
200,535	Industrias Forestales SA	30,877
1,454,475	Madeco SA(b)	98,042
179,728	Vina Concha y Toro SA	302,625
7,792,205	Vina San Pedro SA	45,465

		1,322,332

CHINA — 0.1%
168,000	Air China Ltd. - H Shares	45,498
4,000	Ajisen China Holdings Ltd.	1,388
182,000	Aluminum Corp. of China Ltd. - H Shares	84,496
86,000	Angang Steel Co. Ltd. - H Shares	85,620
10,000	Anhui Conch Cement Co. Ltd. - H Shares(b)	48,941

Shares		Value

CHINA (continued)
48,000	Anhui Expressway Co. Ltd. - H Shares	$17,147
192,000	AviChina Industry & Technology Co. - H Shares(b)	30,703
30,000	Baoye Group Co. Ltd. - H Shares	6,074
92,000	Beijing Capital Land Ltd. - H Shares	10,441
18,500	Beijing Enterprises Holdings Ltd.	73,482
192,000	Beijing North Star Co. Ltd.	29,713
113,400	BYD Co. Ltd. - H Shares	214,684
202,500	China COSCO Holdings Co. Ltd. - H Shares	124,567
242,000	China Eastern Airlines Corp. Ltd. - H Shares(b)	34,330
54,000	China Oilfield Services Ltd. - H Shares	43,385
72,000	China Railway Group Ltd. - H Shares(b)	41,412
202,000	China Rare Earth Holdings Ltd.	18,496
626,400	China Resources Microelectronics Ltd.(b)	9,290
54,000	China Shineway Pharmaceutical Group Ltd.	30,502
280,000	China Shipping Container Lines Co. Ltd. - H Shares	45,498
58,000	China Shipping Development Co. Ltd. - H Shares	57,893
188,000	China Southern Airlines Co. Ltd. - H Shares(b)	30,791
152,000	China Wireless Technologies Ltd.(b)	6,371
156,000	China Yurun Food Group Ltd.	185,086
335,000	Country Garden Holdings Co.	70,419
182,000	Dalian Port PDA Co. Ltd. - H Shares	48,585
20,000	Delong Holdings Ltd.	8,545
126,000	Dongfeng Motor Group Co. Ltd. - H Shares	44,848
36,000	Fosun International	11,978
148,000	Golden Eagle Retail Group Ltd.	79,017
37,500	Great Wall Motor Co. Ltd. - H Shares	13,154
94,000	Guangshen Railway Co. Ltd. - H Shares	30,306
118,000	Harbin Power Equipment Co. Ltd. - H Shares	84,457
140,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares	17,332
88,000	Jiangxi Copper Co. Ltd. - H Shares	61,736
148,500	KWG Property Holding Ltd.	34,280
88,000	Li Ning Co. Ltd.	124,381
29,000	Lianhua Supermarket Holdings Co. Ltd. - H Shares	30,143

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

CHINA (continued)
132,000	Maanshan Iron & Steel - H Shares	$44,089
94,000	PICC Property & Casualty Co. Ltd - H Shares(b)	43,277
160,000	Qingling Motors Co. - H Shares	15,682
2,806,000	Semiconductor Manufacturing International Corp.(b)	99,513
78,000	Shanghai Forte Land Co. - H Shares(b)	11,668
172,000	Shenzhen Expressway Co. Ltd. - H Shares	64,770
283,500	Sino-Ocean Land Holdings Ltd.	144,414
252,000	Sinopec Shanghai Petrochemical Co. Ltd.	59,472
142,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares(b)	14,833
356,000	Sinotrans Ltd. - H Shares	57,847
6,800	Tencent Holdings Ltd.	42,444
62,000	Tianjin Capital Environmental Protection Group Co. Ltd. - H Shares	10,234
42,000	Tingyi Cayman Islands Holding Corp.	48,802
147,000	Travelsky Technology Ltd. - H Shares	58,009
110,000	Weiqiao Textile Co. Ltd. - H Shares	33,053
126,000	Xinao Gas Holdings Ltd.	113,744
30,000	Yanzhou Coal Mining Co. Ltd. - H Shares	20,079
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)	6,809

		2,823,728

CYPRUS — 0.0%
25,000	Prosafe Production Public Ltd.(b)	39,528

DENMARK — 0.1%
371	ALK-Abello A/S	32,818
1,700	Alm Brand A/S(b)	23,506
1,600	Amagerbanken A/S	8,794
2,400	Auriga Industries - Class B	42,048
2,250	Bang & Olufsen A/S - Class B	30,918
9,000	Capinordic A/S(b)	3,865
1,293	D/S Norden	41,198
4,908	D/S Torm A/S	53,110
2,200	Dalhoff Larsen & Horneman A/S - Class B	9,825
950	DFDS A/S	63,639
250	DiBa Bank A/S	2,362
2,350	East Asiatic Co. Ltd. A/S	77,299
2,200	Fionia Bank A/S	12,848
1,439	FLSmidth & Co. A/S	39,733
34,789	GN Store Nord A/S(b)	74,694
6,600	Greentech Energy Systems(b)	21,766
90	H+H International A/S - Class B	4,715
1,200	IC Companys A/S	9,688

Shares		Value

DENMARK (continued)
8,021	Jyske Bank A/S(b)	$183,238
3,003	NeuroSearch A/S(b)	90,267
2,452	NKT Holding A/S	51,383
1,300	Nordjyske Bank A/S	18,980
250	Norresundby Bank A/S	5,153
200	Parken Sport & Entertainment A/S(b)	16,489
145	PER Aarsleff A/S - Class B	11,681
980	Ringkjoebing Landbobank A/S	63,040
657	Rockwool International AS - Class B	45,140
1,125	Royal UNIBREW A/S	25,121
350	Sanistal A/S - Class B	6,192
3,100	Schouw & Co.	44,994
930	SimCorp A/S	93,449
2,600	Sjaelso Gruppen	9,736
262	Solar Holdings A/S - Class B	8,978
5,820	Spar Nord Bank A/S	47,684
325	Sparbank	3,461
100	Sparekassen Faaborg A/S	13,312
10,886	Sydbank A/S	145,847
650	Thrane & Thrane A/S	18,422
4,000	TK Development(b)	14,978
500	Vestjysk Bank A/S	5,582

		1,475,953

FINLAND — 0.2%
4,824	Ahlstrom Oyj	45,398
11,568	Alma Media	78,501
22,250	Amer Sports Oyj - Class A	160,107
2,068	Atria Plc	28,915
1,400	Bank of Aland Plc - Class B	35,851
2,910	Cargotec Corp. - Class B	28,280
16,468	Comptel Plc	14,760
4,700	Cramo Oyj	31,654
10,700	Elektrobit Corp.	6,028
21,202	Elisa Oyj	336,350
12,200	Finnair Oyj	81,228
5,400	Finnlines Oyj	50,473
9,150	Fiskars Oyj Abp - Class A	83,415
11,650	F-Secure Oyj	30,579
3,265	Glaston Oyj Abp	4,390
2,100	HKScan Oyj	12,987
14,150	Huhtamaki Oyj	104,538
12,591	Kemira Oyj	82,219
5,290	Kesko Oyj - Class B	130,386
10,257	Kone Oyj - Class B	215,775
12,000	Konecranes Oyj	184,838
5,400	Lassila & Tikanoja Oyj	82,278
1,850	Lemminkainen Oyj	35,531
36,207	M-real Oyj - Class B	25,961
26,503	Neste Oil Oyj	384,815
1,850	Olvi Oyj - Class A	37,426
12,741	Oriola-KD Oyj - Class B	24,144
9,402	Orion Oyj - Class A	163,720
16,563	Orion Oyj - Class B	285,872

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

FINLAND (continued)
4,348	Outotec Oyj	$61,795
2,400	PKC Group Oyj	11,124
23,845	Pohjola Bank Plc	279,664
1,080	Ponsse Oyj	6,914
7,300	Poyry Oyj	75,242
20,000	Raisio Plc - V Shares	39,436
11,839	Ramirent Oyj	46,840
6,800	Rapala VMC Oyj	32,998
8,933	Ruukki Group Oyj	13,268
6,833	Sanoma Oyj	80,228
2,988	Stockman Oyj Abp - Class A	46,292
5,315	Stockman Oyj Abp - Class B	74,858
138,165	Stora Enso Oyj - Class R	845,608
14,073	Tietoenator Oyj	159,828
123,488	UPM-Kymmene Oyj	1,170,038
17,900	Uponor Oyj	183,352
1,200	Vacon Plc	25,121
1,000	Vaisala Oyj - Class A	28,271
4,587	Wartsila Oyj	123,336
16,870	YIT Oyj	105,625

		6,196,257

FRANCE — 0.5%
1,941	Aeroports de Paris	104,542
778	Affine SA	11,147
29,742	Air France-KLM	285,992
902	Ales Groupe	10,591
3,474	Alten Ltd.(b)	53,377
19,560	Altran Technologies SA(b)	63,613
62	ANF SA	2,181
3,839	April Group	124,016
11,936	Arkema	169,180
1,781	Assystem	11,265
12,503	Atos Origin SA	297,843
1,591	Audika	32,797
7,010	Beneteau SA	50,622
1,514	BioMerieux	118,172
300	Boiron SA	8,374
629	Bonduelle SCA	42,684
1,679	Bongrain SA	93,150
9,779	Bourbon SA	253,550
10,949	Bull SA(b)	18,365
17,208	Canal Plus	101,374
21,146	Cap Gemini	732,384
2,116	Carbone Lorraine	52,967
4,445	CBo Territoria	10,757
489	Cegedim SA	19,879
1,047	Cegid Group	10,269
1,339	Ciments Francais SA	102,833
3,425	Club Mediterranee SA(b)	48,897
21,458	Compagnie Generale Des Etablissements Michelin - Class B	844,022
1,082	Damartex SA	17,317
2,630	Dassault Systemes SA	99,710
1,095	Delachaux SA	56,474

Shares		Value

FRANCE (continued)
23,887	Derichebourg	$52,881
1,466	EDF Energies Nouvelles SA	57,203
845	Electricite de Strasbourg	88,827
332	Entrepose Contracting	17,004
205	Eramet	32,712
463	Esso Ste Anonyme Francaise	46,039
19,106	Etablissements Maurel Et Prom	180,294
1,280	Etam Developpement SA	11,390
1,894	Euler Hermes SA	67,902
88	Euro Disney SCA(b)	14
2,797	Euro Disney SCA Non-Registered Shares(b)	11,317
4,300	Eutelsat Communications	92,083
1,226	Exel Industries SA - Class A	36,732
1,883	Faurecia(b)	24,447
2,688	Fimalac	99,809
839	Fleury Michon SA	30,616
1,123	Fonciere Des Regions	68,788
202	Gaumont SA	11,734
4,983	Gemalto NV(b)	122,564
6,915	GFI Informatique	22,932
1,410	GL Events	18,577
899	Groupe Crit	10,014
40,879	Groupe Eurotunnel SA(b)	210,935
3,507	Groupe Steria SCA	36,906
251	Guerbet	33,905
1,184	Guyenne et Gascogne SA	98,539
3,678	Haulotte Group	18,743
49,971	Havas SA	101,092
1,347	ICADE	108,655
661	Iliad SA	55,097
1,426	Imerys SA	57,039
236	Infogrames Entertainment SA(b)	1,209
8,729	Ingenico	145,239
3,723	IPSOS	79,393
5,221	JC Decaux SA	72,164
837	Kaufman & Broad SA	6,431
4,955	Klepierre	118,576
17,466	Lagardere SCA	667,770
863	Laurent-Perrier	48,619
2,721	Legrand SA	45,971
669	LISI	22,083
8,469	M6-Metropole Television	137,660
629	Maisons France Confort	11,597
3,415	Manitou BF SA	27,547
873	Manutan (Societe)	33,422
143,061	Natixis	224,389
1,909	Neopost SA	154,148
4,914	Nexans SA	283,542
4,029	Nexity	63,194
463	Norbert Dentressangle	15,342
8,000	NRJ Group	61,244
6,698	Orpea(b)	234,384
8,223	PagesJaunes Groupe	72,669
16,190	Peugeot SA	275,807

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

FRANCE (continued)
1,266	Pierre & Vacances	$70,269
2,331	Plastic-Omnium SA	19,818
6,196	Publicis Groupe	145,814
485	Radiall	27,945
4,762	Rallye SA	95,361
4,254	Remy Cointreau SA	113,538
15,170	Rexel SA	93,039
11,164	Rhodia SA	50,044
1,356	Rodriguez Group(b)	6,169
1,604	Rubis	89,831
28,189	Safran SA	353,351
3,336	Saft Groupe SA	81,925
38,461	SCOR SE	783,491
4	SCOR SE Non-Registered Shares(b)(c)(d)	10
3,999	SEB SA	94,853
3,326	Sechilienne-Sidec	123,968
4,545	Societe BIC SA	244,414
3,095	Societe Immobiliere de Location pour l’Industrie et le Commerce	271,057
10,048	Societe Television Francaise 1	108,584
7,467	SOITEC(b)	24,973
815	Somfy SA	113,013
811	Sopra Group SA	32,087
923	Sperian Protection	41,948
573	Spir Communication	15,165
1,360	Stallergenes	66,571
857	Ste Industrielle d’Aviation Latecoere SA(b)	5,289
1,316	STEF-TFE	45,916
62	Sucriere de Pithiviers-Le-Vieil	37,708
1,305	Synergie SA	14,370
3,109	Technip SA	96,851
10,380	Teleperformance	285,347
3,877	Theolia SA(b)	12,956
2,088	Trigano SA(b)	12,913
2,958	UBISOFT Entertainment(b)	41,927
886	Union Financiere de France BQE SA	24,617
10,605	Valeo SA	118,677
2,030	Vallourec	199,839
7,341	Viel et Compagnie	19,739
897	Vilmorin & Cie	99,691
1,248	Virbac SA	85,409
494	VM Materiaux SA	21,499
3,111	Wendel	121,491
7,124	Zodiac SA	258,504

		13,045,515

GERMANY — 0.4%
9,283	Aareal Bank AG	46,712
2,064	Adlink Internet Media AG(b)	7,928
4,077	ADVA AG Optical Networking(b)	5,220
11,559	Aixtron AG	59,792

Shares		Value

GERMANY (continued)
5,653	Alstria Office AG REIT	$36,769
16,200	Arcandor AG(b)	41,485
6,102	Baader Bank AG	15,079
1,916	Balda AG(b)	1,202
1,247	Bauer AG	36,068
3,334	Bechtle AG	53,787
1,174	Bertrandt AG	26,907
8,045	Bilfinger Berger AG	342,294
1,034	Biotest AG	55,605
780	Boewe Systec AG	5,633
5,141	Carl Zeiss Meditec AG	61,217
11,944	Celesio AG	256,158
2,684	CENTROTEC Sustainable AG(b)	31,960
1,017	Cewe Color Holding AG	17,097
8,271	Comdirect Bank AG	64,812
32,384	Conergy AG(b)	32,757
934	CTS Eventim AG	30,256
4,009	Curanum AG	16,323
6,258	DAB Bank AG	17,868
4,836	Demag Cranes AG	109,908
31,241	Deutsche Lufthansa AG	380,007
3,054	Deutsche Wohnen AG(b)	44,617
11,195	Deutz AG	24,224
7,612	Douglas Holdings AG	292,196
1,775	Duerr AG	22,068
4,400	DVB Bank SE	147,040
1,987	ElringKlinger AG	17,707
6,000	EM.Sport Media AG(b)	20,742
1,290	Escada AG(b)	5,219
10,166	Evotec AG(b)	9,762
632	Evotec AG ADR(b)	1,138
3,542	Fielmann AG	224,127
4,513	Fraport AG Frankfurt Airport Services Worldwide	169,596
14,237	Freenet AG(b)	66,353
1,320	Fuchs Petrolub AG	53,239
17,179	GEA Group AG	198,623
1,413	Generali Deutschland Holding AG	112,333
6,592	Gerresheimer AG	135,046
2,507	Gerry Weber International AG	57,779
2,948	GFK AG	60,243
4,502	Gildemeister AG	33,952
3,263	GPC Biotech AG(b)	3,760
1,715	Grammer AG	13,900
1,935	Grenkeleasing AG	52,103
10,573	Hannover Rueckversicherung AG	325,173
1,410	Hawesko Holding AG	32,496
3,412	HeidelbergCement AG	132,590
13,031	Heidelberger Druckmaschinen AG	50,889
4,903	Hochtief AG	168,872
1,384	Indus Holding AG	18,784
50,415	Infineon Technologies AG(b)	45,186
834	Interseroh SE	38,432

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

GERMANY (continued)
13,749	IVG Immobilien AG	$83,444
9,419	Jenoptik AG(b)	60,300
3,193	Kizoo AG	20,360
4,454	Kloeckner & Co. SE	64,442
9,805	Kontron AG	82,858
4,116	Krones AG	143,768
210	KSB AG	85,782
7,388	KUKA AG	92,231
1,410	KWS Saat AG	175,517
15,840	Lanxess AG	232,425
5,406	Leoni AG	63,058
564	Loewe AG	5,055
211	Manz Automation AG(b)	7,997
4,500	Medigene AG(b)	24,660
4,552	Medion AG	34,329
13,558	MLP AG	147,730
2,700	Morphosys AG(b)	56,696
7,780	MTU Aero Engines Holding AG	217,957
120	Muehlbauer Holding AG & Co. KGaA	2,712
6,932	MVV Energie AG	289,791
1,551	Nemetschek AG	16,423
7,876	Norddeutsche Affinerie AG	238,092
5,755	Nordex AG(b)	66,244
1,199	Pfeiffer Vacuum Technology AG	60,763
6,248	Pfleiderer AG	38,720
21,557	Premiere AG(b)	81,150
262	Puma AG	47,401
8,596	QSC AG(b)	12,107
932	Rational AG	79,356
1,266	REpower Systems AG(b)	188,033
6,855	Rheinmetall AG	218,374
13,298	Rhoen Klinikum AG	272,427
470	Roth & Rau AG(b)	7,829
5,331	Salzgitter AG	389,615
475	Sartorius AG	6,611
1,302	Schlott Gruppe AG	15,170
14,249	SGL Carbon AG(b)	308,329
5,128	Singulus Technologies(b)	17,925
1,556	Sixt AG	19,226
5,314	Software AG	324,823
1,799	Solar Millennium AG(b)	24,071
3,789	Solarworld AG	80,485
1,149	Solon SE(b)	14,079
11,473	Stada Arzneimittel AG	281,166
904	STINAG Stuttgart Invest AG	19,214
2,302	Stratec Biomedical Systems	35,664
15,178	Suedzucker AG	240,396
12,138	Symrise AG	113,452
4,152	Takkt AG	40,403
3,693	Tognum AG	41,043
22,117	TUI AG	186,477
3,376	United Internet AG	24,682
4,313	Versatel AG(b)	60,746
2,439	Vivacon AG	7,682

Shares		Value

GERMANY (continued)
1,861	Vossloh AG	$187,837
695	Wacker Chemie AG	49,913
2,959	Wacker Construction Equipment AG	21,065
6,438	Wincor Nixdorf AG	306,893
12,563	Wirecard AG(b)	71,098

		10,437,129

GREECE — 0.1%
44,703	Agriculture Bank of Greece	69,830
137,716	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical & Organizations	107,562
139	Alfa-Beta Vassilopoulos SA	4,820
22,971	Alpha Bank AE	193,530
25,077	Anek Lines SA	23,760
11,258	Aspis Bank SA	11,676
1,098	Astir Palace Hotel SA(b)	4,105
8,200	Athens Medical Center SA	12,389
5,750	Athens Water Supply & Sewage Co. SA (The)	42,554
6,962	Attica Bank	19,878
3,755	Bank of Greece	190,007
9,752	Coca-Cola Hellenic Bottling Co. SA	134,104
10,995	Diagnostic & Therapeutic Center of Athens Hygeia SA	24,214
34,029	EFG Eurobank Ergasias SA	214,367
28,277	Ellaktor SA	142,650
3,298	Euromedica SA	20,691
17,920	Forthnet SA(b)	17,208
9,621	Fourlis Holdings SA	65,782
2,870	Frigoglass SA	11,759
13,023	GEK Terna Holding Real Estate Construction SA	54,693
11,932	Geniki Bank(b)	20,625
9,780	Halcor SA	8,766
2,570	Hellenic Duty Free Shops SA	15,137
8,524	Hellenic Petroleum SA	61,555
3,975	Hellenic Telecommunications Organization SA	60,566
6,140	Heracles General Cement Co.	44,654
5,583	Iaso SA	29,595
20,300	Intracom Holdings SA(b)	17,415
6,280	J&P-Avax SA	16,645
10,171	Lambrakis Press SA	26,827
146,665	Marfin Investment Group SA(b)	544,588
5,160	Metka SA	41,227
10,180	Michaniki SA	16,032
12,165	Motor Oil (Hellas) Corinth Refineries SA	119,312
20,179	Mytilineos Holdings SA	101,798
7,509	Nireus Aquaculture SA	5,480
56,507	Piraeus Bank SA	376,226
1,217	Piraeus Port Authority	15,271
3,901	Proton Bank SA	3,347

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

GREECE (continued)
7,741	Public Power Corp. SA	$130,237
2,180	S&B Industrial Minerals SA	18,255
5,750	Sarantis SA	30,185
8,223	Sidenor Steel Products Manufacturing Co. SA	27,796
28,837	Technical Olympic SA(b)	7,385
3,630	Teletypos SA Mega Channel	19,428
1,382	Thessaloniki Port Authority SA	16,527
11,938	Titan Cement Co. SA	218,580
15,612	TT Hellenic Postbank SA	93,151
27,740	Viohalco	137,100

		3,589,289

HONG KONG — 0.2%
128,000	Agile Property Holdings Ltd.	50,347
96,000	Alco Holdings Ltd.	15,723
30,000	Allied Group Ltd.	51,843
358,000	Allied Properties HK Ltd.	32,318
92,000	AMVIG Holdings Ltd.	50,780
142,000	Asia Financial Holdings Ltd.	38,456
34,000	Asia Satellite Telecommunications Holdings Ltd.	31,789
1,227,725	Asia Standard International Group Ltd.	10,291
36,000	Associated International Hotels Ltd.(b)	62,211
340,000	Brilliance China Automotive Holdings Ltd.(b)	20,389
64,000	Cafe de Coral Holdings Ltd.	123,803
269,051	Champion Technology Holdings Ltd.	8,570
378,560	Chaoda Modern Agriculture Holdings Ltd.	242,146
70,000	Chen Hsong Holdings Ltd.	12,458
36,000	Chevalier International Holdings Ltd.	16,806
150,000	Chia Tai Enterprises International Ltd.(b)	1,702
225,000	China Aerospace International Holdings Ltd.(b)	13,057
68,000	China Agri-Industries Holdings Ltd.(b)	30,693
130,000	China Electronics Corp. Holdings Co. Ltd.(b)	8,718
245,000	China Everbright International Ltd.	48,025
174,000	China Foods Ltd.	59,015
228,000	China Gas Holdings Ltd.	32,638
63,000	China Green Holdings Ltd.	41,192
97,000	China Insurance International Holdings Co. Ltd.	125,093
56,000	China Merchants Holdings International Co. Ltd.	101,106
106,000	China Metal International Holdings, Inc.	10,936
190,000	China Pharmaceutical Group Ltd.	58,561

Shares		Value

HONG KONG (continued)
346,000	China Power International Development Ltd.	$65,592
56,000	China Resources Enterprise	82,185
34,800	China Resources Gas Group Ltd.(b)	11,668
18,000	China Resources Land Ltd.	21,240
58,000	China Resources Power Holdings Co. Ltd.	108,457
210,000	China Seven Star Shopping Ltd.(b)	1,273
480,000	China Solar Energy Holdings Ltd.(b)	3,095
136,000	China State Construction International Holdings Ltd.	21,397
312,000	China Travel International Investment Hong Kong Ltd.	48,283
51,000	Chong Hing Bank Ltd.	59,588
52,000	Chow Sang Sang Holdings International Ltd.	27,495
350,000	Citic 21CN Co. Ltd.(b)	5,868
52,000	Citic Pacific Ltd.	61,896
581,000	Citic Resources Holdings Ltd.(b)	62,189
48,000	Clear Media Ltd.(b)	9,285
600,000	CNPC (Hong Kong) Ltd.	171,777
286,000	Coastal Greenland Ltd.(b)	11,434
94,000	Comba Telecom Systems Holdings Ltd.	22,911
120,000	Cosco International Holdings Ltd.	27,701
44,000	Cross-Harbour Holdings Ltd.	35,748
55,600	Dah Sing Banking Group Ltd.	39,652
17,200	Dah Sing Financial Holdings Ltd.	42,721
192,000	Daphne International Holdings Ltd.	28,970
420,000	Denway Motors Ltd.	127,285
33,550	Dickson Concepts International Ltd.	8,653
121,000	Digital China Holdings Ltd.	34,330
110,000	Dynasty Fine Wines Group Ltd.	16,172
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)	14,319
162,000	Emperor International Holdings Ltd.	13,789
297,962	Enerchina Holdings Ltd.(b)	3,843
84,000	eSun Holdings Ltd.(b)	13,541
110,000	Extrawell Pharmaceutical Holdings Ltd.(b)(c)	27,946
224,116	Far East Consortium International Ltd.	26,879
162,000	First Pacific Co.	58,706
54,000	Fong’s Industries Co. Ltd.	9,053
118,000	Fountain SET Holdings Ltd.	4,870
39,000	FU JI Food and Catering Services Holdings Ltd.	18,006
98,000	Fubon Bank Hong Kong Ltd.	27,046

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

HONG KONG (continued)
490,000	Geely Automobile Holdings Ltd.	$36,651
170,000	Giordano International Ltd.	40,778
184,000	Global Bio-Chem Technology Group Co. Ltd.	26,814
116,000	Glorious Sun Enterprises Ltd.	28,423
320,000	Golden Resorts Group Ltd.(c)	4,127
52,000	Goldin Properties Holdings Ltd.(b)	28,165
220,000	GOME Electrical Appliances Holdings Ltd.	31,776
44,000	Grande Holdings Ltd. (The)	5,674
43,000	Great Eagle Holdings Ltd.	53,291
534,000	Guangdong Investment Ltd.	205,908
352,000	Guangzhou Investment Co. Ltd.	34,954
180,000	GZI Transportation Ltd.	51,533
40,000	Harbour Centre Development Ltd.	31,467
16,000	Hengan International Group Co. Ltd.	53,648
66,000	Hi Sun Technology (China) Ltd.(b)	6,043
396,724	HKC Holdings Ltd.	22,511
159,600	HKR International Ltd.	35,401
56,000	Hong Kong Ferry (Holdings) Co. Ltd.	30,043
62,500	Hongkong & Shanghai Hotels (The)	46,265
191,700	Hongkong Chinese Ltd.	17,305
116,000	Hopson Development Holdings Ltd.	68,215
8,000	Hua Han Bio-Pharmaceutical Holdings Ltd.(b)	490
59,631	Hung Hing Printing Group Ltd.	8,152
924,000	Hutchison Harbour Ring Ltd.	69,113
156,000	Hutchison Telecommunications International Ltd.	39,431
135,000	I-CABLE Communications Ltd.	10,098
40,000	Industrial and Commercial Bank of China Asia Ltd.	37,708
23,000	Integrated Distribution Services Group Ltd.	24,915
33,000	Jinhui Holdings Ltd.	4,000
25,500	Johnson Electric Holdings Ltd.	5,426
263,579	K Wah International Holdings Ltd.	35,351
63,500	Kingboard Chemical Holdings Ltd.	104,165
176,000	Kingboard Laminates Holdings Ltd.	44,714
190,000	Kingdee International Software Group Co. Ltd.	17,152
234,666	Kingway Brewery Holdings Ltd.(b)	21,184
100,000	Kowloon Development Co. Ltd.	43,073
1,072,000	Lai Sun Development Co. Ltd.(b)	16,037

Shares		Value

HONG KONG (continued)
69,600	Lee & Man Paper Manufacturing Ltd.	$32,582
61,500	Lifestyle International Holdings Ltd.	50,442
46,000	Liu Chong Hing Investment Ltd.	18,864
61,000	Lonking Holdings Ltd.	28,556
62,000	Lung Kee (Bermuda) Holdings Ltd.	18,390
900,000	Media China Corp. Ltd.(b)	4,527
12,000	Melco International Development	3,497
98,000	Midland Holdings Ltd.	29,460
440,000	Mingyuan Medicare Development Co. Ltd.	20,995
108,000	Minmetals Resources Ltd.	15,181
67,000	Miramar Hotel & Investment Co. Ltd.	46,658
6,771,148	Nan Hai Corp. Ltd.(b)	34,929
280,000	Natural Beauty Bio-Technology Ltd.	41,165
145,000	Neo-China Group Holdings Ltd.(c)(d)	92,562
383,600	New World China Land Ltd.	97,455
162,000	Next Media Ltd.	18,385
170,000	Nine Dragons Paper Holdings Ltd.	48,232
242,000	Oriental Press Group Ltd.	21,222
305,668	Pacific Andes International Holdings Ltd.	24,440
275,000	Pacific Century Premium Developments Ltd.(b)	54,970
111,240	Paliburg Holdings Ltd.(c)	15,493
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	9,285
200,000	Pico Far East Holdings Ltd.	12,122
80,000	Public Financial Holdings Ltd.	28,887
130,774	PYI Corp. Ltd.(b)	5,818
48,400	Qin Jia Yuan Media Services Co. Ltd.	8,988
122,200	Regal Hotels International Holdings Ltd.(c)	28,997
56,000	Road King Infrastructure Ltd.	19,932
88,000	SA SA International Holdings Ltd.	23,832
26,000	SEA Holdings Ltd.	7,745
47,000	Shanghai Industrial Holdings Ltd.	121,224
8,000	Shaw Brothers (Hong Kong)(c)	13,412
1,177,500	Shenzhen International Holdings Ltd.	50,111
28,000	Shenzhen Investment Ltd.	4,875
89,000	Shenzhou International Group Holdings Ltd.	16,298
538,000	Shougang Concord International Enterprises Co. Ltd.	56,199
34,000	Shui On Construction & Materials Ltd.	23,502

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

HONG KONG (continued)
228,000	Shun Tak Holdings Ltd.	$84,093
200,000	Silver Grant International Ltd.	18,828
76,000	Sinofert Holdings Ltd.	43,713
2,330,000	Sino-I Technology Ltd.(b)	11,719
272,250	Sinolink Worldwide Holdings Ltd.	18,257
118,000	Sinopec Kantons Holdings Ltd.	14,457
158,000	Skyfame Realty Holdings Ltd.(b)	6,928
436,000	Skyworth Digital Holdings Ltd.	27,832
43,500	SmarTone Telecommunications Holding Ltd.	33,491
195,486	SRE Group Ltd.	13,613
306,000	Stone Group Holdings Ltd.(b)	11,247
1,900,000	Superb Summit International Timber Co. Ltd.(b)	11,516
82,000	TAI Cheung Holdings Ltd.	28,552
69,000	Tan Chong International Ltd.	9,966
29,000	TCL Multimedia Technology Holdings Ltd.(b)	4,151
123,500	Techtronic Industries Co.	41,091
16,000	Television Broadcasts Ltd.	57,362
132,000	Texwinca Holdings Ltd.	57,197
82,800	Tian An China Investment Co. Ltd.	20,502
106,000	Tianjin Development Holdings Ltd.	34,995
420,000	Titan Petrochemicals Group Ltd.(b)	5,958
193,000	Towngas China Co. Ltd.(b)	35,841
228,000	TPV Technology Ltd.	51,750
50,000	Truly International Holdings Ltd.	24,696
45,000	Varitronix International Ltd.	11,374
136,000	Vitasoy International Holdings Ltd.	56,124
102,000	VST Holdings Ltd.(b)	5,656
17,000	VTech Holdings Ltd.	65,442
70,000	Wai Kee Holdings Ltd.	6,500
29,000	Wing On Co. International Ltd.	29,545
1,800,000	Wonson International Holdings(b)	4,410
148,000	Xinyu Hengdeli Holdings Ltd.	20,041
80,000	Xiwang Sugar Holdings Co. Ltd.	9,182
30,000	Yip’s Chemical Holdings Ltd.	7,815

		6,046,606

HUNGARY — 0.0%
1,508	Danubius Hotel & Spa Plc(b)	28,882
737	Egis Plc	37,112
344	EMASZ Rt	34,348
13,405	FHB Mortgage Bank Plc(b)	36,635
15,083	Fotex Holding SE Co. Ltd.(b)	20,254
16,926	Magyar Telekom Telecommunications Plc	41,814

Shares		Value

HUNGARY (continued)
410	Richter Gedeon Nyrt	$46,850

		245,895

INDIA — 0.1%
4,494	ABB Ltd. India	44,604
4,645	ACC Ltd.	48,122
6,720	Adani Enterprises Ltd.	38,941
5,140	Aditya Birla Nuvo Ltd.	49,318
36,030	Allahabad Bank	36,082
47,586	Ambuja Cements Ltd.	68,974
5,152	Apollo Hospitals Enterprise Ltd.	42,687
143,696	Ashok Leyland Ltd.	41,451
2,238	Asian Paints Ltd.	36,113
8,091	Bajaj Holdings and Investment Ltd.	37,956
2,470	Bharat Electronics Ltd.	41,532
460	Bosch Ltd.	28,946
9,629	Cummins India Ltd.	33,095
24,391	Dabur India Ltd.	43,887
1,618	Divi’s Laboratories Ltd.	29,288
17,128	Dr. Reddys Laboratories Ltd.	157,614
27,090	Essar Oil Ltd.(b)	40,956
28,059	Federal Bank Ltd.	80,566
3,815	Financial Technologies India Ltd.	37,428
1,716	GlaxoSmithKline Pharmaceuticals Ltd.	40,906
6,344	Glenmark Pharmaceuticals Ltd.(b)	17,813
8,000	Great Eastern Shipping Co. Ltd. (The)	27,995
23,975	HCL Technologies Ltd.	56,946
35,408	IDBI Bank Ltd.	41,399
46,270	Idea Cellular Ltd.(b)	44,490
28,310	India Cements Ltd.	59,076
50,141	Indian Hotels Co. Ltd.	41,391
111,116	Infrastructure Development Finance Co. Ltd.	131,507
17,620	IVRCL Infrastructures & Projects Ltd.	39,508
3,000	Jain Irrigation Systems Ltd.	20,745
33,934	Jaiprakash Associates Ltd.	52,935
8,489	Jindal Saw Ltd.	33,240
5,609	Jindal Steel & Power Ltd.	118,508
20,746	Kotak Mahindra Bank Ltd.	120,431
9,389	LIC Housing Finance	43,036
25,541	Mahindra & Mahindra Ltd.	157,933
58,496	Mangalore Refinery & Petrochemicals Ltd.	44,219
17,942	MAX India Ltd.(b)	42,212
4,497	Oracle Financial Sevices Software Ltd.(b)	55,969
6,000	Oriental Bank of Commerce	17,793
10,000	Patni Computer Systems Ltd.	25,031
62,654	Petronet LNG Ltd.	47,490
31,082	PTC India Ltd.	42,890
13,300	Punj Lloyd Ltd.	25,767

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

INDIA (continued)
9,495	Ranbaxy Laboratories Ltd.	$41,929
18,967	Reliance Capital Ltd.	163,342
7,121	Reliance Infrastructure Ltd.	84,919
39,466	Reliance Natural Resources Ltd. - L Shares(b)	41,541
27,680	Sesa Goa Ltd.	48,106
9,905	Shriram Transport Finance Co. Ltd.	38,127
8,559	Siemens India Ltd.	36,132
11,914	Sterling Biotech Ltd.	38,779
30,834	Syndicate Bank	38,763
13,597	Tata Chemicals Ltd.	42,602
5,219	Tata Communications Ltd.	48,373
7,309	Tata Tea Ltd.	90,600
22,281	United Phosphorus Ltd.	42,825
2,204	United Spirits Ltd.	26,756
36,274	Zee Entertainment Enterprises Ltd.	81,891

		3,151,475

INDONESIA — 0.0%
770,000	Aneka Tambang Tbk PT	75,105
268,000	Bank Danamon Indonesia Tbk PT	53,576
3,011,250	Bank Pan Indonesia Tbk PT(b)	140,243
857,000	Berlian Laju Tanker Tbk PT	35,771
468,300	Bhakti Investama Tbk PT	6,625
479,000	Ciputra Surya Tbk PT(b)	8,755
363,000	Citra Marga Nusaphala Persada Tbk PT	28,708
864,000	Energi Mega Persada Tbk PT(b)	5,163
1,307,500	Global Mediacom Tbk PT(b)	18,383
108,000	Gudang Garam Tbk PT	51,248
1,339,000	Holcim Indonesia Tbk PT(b)	68,244
856,000	Indofood Sukses Makmur Tbk PT	73,715
2,159,500	Kalbe Farma Tbk PT	88,240
8,307,500	Kawasan Industri Jababeka Tbk PT(b)	36,500
2,167,500	Lippo Karawaci Tbk PT(b)	158,087
1,284,300	Matahari Putra Prima Tbk PT	63,199
382,500	Medco Energi Internasional Tbk PT(b)	57,140
2,072,500	Panin Life Tbk PT(b)	13,659
1,254,500	Ramayana Lestari Sentosa Tbk PT	50,709
125,500	Sinar Mas Agro Resources & Technology Tbk PT	18,527
896,000	Summarecon Agung Tbk PT	12,598
285,000	Timah Tbk PT	27,298
95,000	United Tractors Tbk PT	42,157

		1,133,650

IRELAND — 0.1%
42,220	AER Lingus(b)	54,599
31,654	C&C Group Plc	31,694
19,916	DCC Plc	295,804

Shares		Value

IRELAND (continued)
48,401	Dragon Oil Plc(b)	$109,691
72,107	Experian Plc	451,687
6,927	FBD Holdings Plc	70,954
52,678	Fyffes Plc	16,525
52,546	Glanbia Plc	178,459
40,953	Grafton Group Plc(b)	82,849
40,817	Greencore Group Plc	42,855
90,866	Independent News & Media Plc	31,413
6,355	Irish Continental Group Plc(b)	141,501
55,438	Irish Life & Permanemt Plc	117,121
126,231	Kenmare Resources Plc(b)	15,080
8,335	Kerry Group Plc - Class A	156,346
6,121	Kingspan Group Plc(e)	20,769
12,424	Kingspan Group Plc(e)	42,696
32,800	McInerney Holdings Plc	5,040
9,316	Paddy Power Plc	130,017
13,296	Readymix Plc	3,745
6,856	Smurfit Kappa Group Plc	15,626
48,645	United Drug Plc	144,501

		2,158,972

ISRAEL — 0.1%
14,254	Alvarion Ltd.(b)	49,591
11,336	AudioCodes Ltd.(b)	19,639
6,387	Azorim-Investment Development & Construction Co. Ltd.	11,074
6,797	Blue Square-Israel Ltd..	48,481
26,704	Clal Industries & Investments	58,060
13,567	Delek Automotive Systems Ltd.	76,669
10,104	Direct Insurance Financial Investments Ltd.	11,179
5,168	Elbit Imaging Ltd.	69,609
686	Electra (Israel) Ltd.	39,474
4,847	Elron Electronic Industries Ltd.(b)	7,566
1,541	FMS Enterprises Migun Ltd.	23,800
14,655	Frutarom	110,183
1,608	Harel Insurance Investments & Finances Ltd.	36,403
3,086	Hot Telecommunication System(b)	19,805
51,102	Housing & Construction Holdings Ltd.(b)	40,178
49,433	Israel Discount Bank Ltd. - Class A	38,635
5,109	Israel Petrochemical Enterprises Ltd.(b)	8,158
5,206	Ituran Location & Control Ltd.	44,232
2,244	Koor Industries Ltd.(b)	22,346
46,936	Migdal Insurance & Financial Holding Ltd.	38,667
3,382	Nice Systems Ltd.(b)	66,045
159,876	Oil Refineries Ltd.	38,771
6,100	Ormat Industries Ltd.	45,713
106	Paz Oil Co. Ltd.	9,602
5,150	RADVision Ltd.(b)	24,649

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

ISRAEL (continued)
7,800	Retalix Ltd.(b)	$45,267
6,910	Scailex Corp. Ltd.	50,000
30,677	Shufersal Ltd.	97,910
8,297	Union Bank of Israel(b)	15,359

		1,167,065

ITALY — 0.3%
43,100	A2A SpA	75,052
12,923	ACEA SpA	155,537
4,493	AcegasAps SpA	26,290
4,777	Actelios SpA	17,860
18,355	Aedes SpA(b)	9,988
36,073	Alleanza Assicurazioni SpA	245,487
20,522	Amplifon SpA	22,479
11,153	Ansaldo STS SpA	135,448
19,817	Arnoldo Mondadori Editore SpA	86,080
11,747	Astaldi SpA	53,508
18,427	Autogrill SpA	108,473
23,598	Azimut Holding SpA	121,463
116,351	Banca Carige SpA	269,645
47,864	Banca Finnat Euramerica SpA	30,642
4,279	Banca Generali SpA	15,067
13,083	Banca Intermobiliare SpA	44,810
18,260	Banca Italease SpA(b)	44,819
14,252	Banca Popolare dell’Etruria e del Lazio	73,266
71,859	Banca Popolare di Milano	368,261
16,395	Banca Profilo SpA	9,446
10,603	Banco di Desio e della Brianza SpA	62,042
13,502	Benetton Group SpA	98,714
2,727	Biesse SpA	14,595
868	Bonifica Ferraresi e Imprese Agricole SpA	31,341
6,562	Brembo SpA	28,567
27,188	Bulgari SpA	113,050
9,965	Buzzi Unicem SpA	124,976
10,024	Caltagirone Editore SpA	26,439
5,674	Caltagirone SpA	19,016
7,938	Carraro SpA	27,442
15,854	Cementir Holding SpA	44,456
89,347	CIR-Compagnie Industriali Riunite SpA	89,689
14,047	Credito Artigiano SpA	35,971
3,443	Credito Bergamasco SpA	95,177
11,534	Credito Emiliano SpA	51,393
4,901	Danieli & Co. SpA	45,056
28,798	Davide Campari-Milano SpA	163,715
11,715	De’Longhi SpA	19,785
2,171	DiaSorin SpA	39,472
1,000	Digital Multimedia Technologies SpA(b)	11,498
9,537	ERG SpA	114,113
198	ErgyCapital SpA(b)	99
4,260	Esprinet SpA	20,918

Shares		Value

ITALY (continued)
3,761	Fastweb(b)	$93,663
2,543	Fiera Milano SpA(b)	13,594
562	Finmeccanica SpA	8,829
1,637	Fondiaria-Sai SpA	25,655
83,770	Gemina SpA(b)	41,134
14,079	Geox SpA	78,416
12,205	Gewiss SpA	41,334
2,618	GranitiFiandre SpA	10,056
34,089	Gruppo Editoriale L’Espresso SpA	41,880
76,999	Hera SpA	140,489
26,489	Immobiliare Grande Distribuzione	36,969
45,336	IMMSI SpA	40,053
52,361	Impregilo SpA(b)	133,683
6,730	Indesit Co. SpA	25,571
3,035	Industria Macchine Automatiche SpA	48,575
43,925	Intek SpA	17,435
6,000	Interpump Group SpA	24,584
67,845	Iride SpA	72,926
14,703	Italcementi SpA	138,274
1,246	Italmobiliare SpA	43,857
11,320	Juventus Football Club SpA(b)	11,595
19,815	KME Group	14,461
5,152	Lottomatica SpA	95,255
1,779	Mariella Burani SpA	20,728
5,000	MARR SpA	33,930
64,962	Mediaset SpA	317,320
14,794	Mediolanum SpA	57,395
14,814	Meliorbanca SpA	60,555
44,262	Milano Assicurazioni SpA	120,713
5,000	Panariagroup Industrie Ceramiche SpA	13,764
266,741	Parmalat SpA	431,698
4,609	Permasteelisa SpA	54,764
19,927	Piaggio & C SpA	27,479
36,614	Piccolo Credito Valtellinese Scarl	337,538
473,684	Pirelli & C SpA	136,160
45,883	Premafin Finanziaria SpA	81,601
5,185	Prysmian SpA	65,725
521	Realty Vailog SpA(b)	1,101
21,864	Recordati SpA	110,578
18,894	Risanamento SpA(b)	9,241
1,433	Sabaf SpA	22,293
1,068	SAES Getters SpA	8,335
21,727	Saipem SpA	333,273
31,091	Saras SpA	102,507
2,000	SAVE SpA	8,860
11,160	Societa Cattolica di Assicurazioni SCRL	342,941
9,046	Societa Iniziative Autostradali e Servizi SpA	50,384
41,186	Societa Partecipazioni Finanziarie SpA(b)	9,598

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

ITALY (continued)
3,079	Socotherm SpA(b)	$4,199
10,367	Sogefi SpA	16,659
12,888	SOL SpA	46,989
45,647	Sorin SpA(b)	27,557
333,382	Telecom Italia Media SpA(b)	34,234
67,888	Terna Rete Elettrica Nazionale SpA	206,660
60,560	Tiscali SpA(b)	30,125
2,530	Tod’s SpA	86,557
4,797	Trevi Finanziaria SpA	39,985
106,614	Unipol Gruppo Finanziario SpA	159,714
5,718	Vianini Lavori SpA	30,383
7,140	Vittoria Assicurazioni SpA	37,459

		7,868,435

JAPAN — 2.4%
100,000	77 Bank Ltd. (The)	508,710
22,000	Achilles Corp.	30,122
16,000	ADEKA Corp.	107,397
3,000	Advan Co. Ltd.	11,120
10	Advance Residence Investment Corp.	33,395
1,500	Aeon Delight Co. Ltd.	32,810
2,448	Aeon Fantasy Co. Ltd.	21,963
3,000	Ahresty Corp.	10,319
6,400	Ai Holdings Corp.	20,161
12,000	Aica Kogyo Co. Ltd.	118,751
1,100	Aichi Bank Ltd. (The)	84,366
13,200	Aichi Corp.	55,542
20,000	Aichi Machine Industry Co. Ltd.	36,511
19,000	Aichi Steel Corp.	54,778
9,000	Aida Engineering Ltd.	26,749
2,600	Aiphone Co. Ltd.	47,262
7,000	Air Water, Inc.	57,272
9,000	Airport Facilities Co. Ltd.	52,296
7,300	Aisan Industry Co. Ltd.	32,910
15,000	Akebono Brake Industry Co. Ltd.	61,613
35,000	Akita Bank Ltd. (The)	148,828
1,900	Alfresa Holdings Corp.	81,004
11,900	Allied Telesis Holdings KK(b)	4,901
4,000	Aloka Co. Ltd.	33,172
1,900	Alpha Systems, Inc.	42,723
5,800	Alpine Electronics, Inc.	41,514
32,800	Alps Electric Co. Ltd.	140,934
3,000	Alps Logistics Co. Ltd.	31,725
77,000	Amada Co. Ltd.	372,850
11,000	Amano Corp.	82,284
14,000	Ando Corp.	25,090
8,000	Anest Iwata Corp.	23,421
24,000	Anritsu Corp.	53,164
3,200	AOC Holdings, Inc.	17,347
2,100	AOI Electronic Co. Ltd.	14,610
4,600	AOKI Holdings, Inc.	51,768
30,000	Aomori Bank Ltd. (The)	129,237
10,900	Aoyama Trading Co. Ltd.	161,252

Shares		Value

JAPAN (continued)
58,000	Aozora Bank Ltd.	$65,854
4,700	Ariake Japan Co. Ltd.	85,017
2,700	Arisawa Manufacturing Co. Ltd.	9,618
2,000	Art Corp.	25,246
3,190	As One Corp.	69,244
15,000	Asahi Diamond Industrial Co. Ltd.	76,474
12,000	Asahi Organic Chemicals Industry Co. Ltd.	38,070
4,350	Asahi Pretec Corp.	47,744
20,000	Asahi TEC Corp.(b)	6,679
1,900	Asatsu-DK, Inc.	38,070
7,000	Asics Corp.	52,596
4,000	ASKA Pharmaceutical Co. Ltd.	36,422
7,000	Asunaro Aoki Construction Co. Ltd.	29,688
41,000	Atsugi Co. Ltd.	62,982
6,300	Autobacs Seven Co. Ltd.	169,360
3,600	Avex Group Holdings, Inc.	37,268
24,000	Awa Bank Ltd. (The)	157,622
18,000	Bando Chemical Industries Ltd.	42,678
900	Bank of Ikeda Ltd. (The)(b)	41,276
2,600	Bank of Iwate Ltd. (The)	164,969
26,000	Bank of Nagoya Ltd. (The)	155,418
2,600	Bank of Okinawa Ltd. (The)	95,798
24,000	Bank of Saga Ltd. (The)	85,757
5,000	Bank of the Ryukyus Ltd.	46,975
5,900	Belluna Co. Ltd.	16,879
11,000	Best Denki Co. Ltd.	35,632
4,000	Bookoff Corp.	40,073
19,100	Brother Industries Ltd.	126,079
8,000	Bunka Shutter Co. Ltd.	33,395
3,600	CAC Corp.	25,928
16,000	Calsonic Kansei Corp.	17,098
4,500	Canon Electronics, Inc.	53,448
7,000	Canon Finetech, Inc.	76,284
6,200	Canon Marketing Japan, Inc.	92,550
19,200	Casio Computer Co. Ltd.	153,241
3,500	Cawachi Ltd.	60,544
13,000	Central Finance Co. Ltd.(b)	20,838
35,000	Central Glass Co. Ltd.	129,348
7,800	Century Leasing System, Inc.	69,721
8,500	Chiba Kogyo Bank Ltd. (The)(b)	109,000
7,500	Chiyoda Co. Ltd.	129,404
3,000	Chiyoda Corp.	15,261
3,400	Chofu Seisakusho Co. Ltd.	75,884
20,000	Chori Co. Ltd.(b)	24,489
5,500	Chudenko Corp.	96,549
14,000	Chuetsu Pulp & Paper Co. Ltd.	33,506
17,000	Chugai Ro Co. Ltd.	47,687
8,000	Chugoku Marine Paints Ltd.	48,177
34,000	Chukyo Bank Ltd. (The)	123,760
9,000	Chuo Spring Co. Ltd.	26,348
2,400	Circle K Sunkus Co. Ltd.	42,077
14,600	Citizen Holdings Co. Ltd.	60,132

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
13,000	CKD Corp.	$48,622
5,000	Cleanup Corp.	22,541
7,000	CMK Corp.	22,753
7,000	Coca-Cola Central Japan Co. Ltd.	105,894
3,600	Coca-Cola West Holdings Co.	74,497
2,090	Cocokara Fine Holdings, Inc.(b)	27,011
9,000	Colowide Co. Ltd.	53,999
8,000	Commuture Corp.	52,274
12,000	COMSYS Holdings Corp.	102,989
4,400	Corona Corp.	45,158
6,600	Cosel Co. Ltd.	57,893
116,000	Cosmo Oil Co. Ltd.	315,067
18	Creed Corp.	54
13,758	CSK Holdings Corp.	58,043
6,500	Culture Convenience Club Co. Ltd.	61,357
23,000	Dai Nippon Toryo Co. Ltd.	22,530
43,000	Daicel Chemical Industries Ltd.	191,462
9,000	Dai-Dan Co. Ltd.	42,278
7,000	Daido Metal Co. Ltd.	24,623
37,000	Daido Steel Co. Ltd.	103,790
7,000	Daidoh Ltd.	52,674
4,100	Daiei, Inc. (The)(b)	18,712
17,000	Daifuku Co. Ltd.	87,427
18,000	Daihen Corp.	71,331
10,000	Daiichi Jitsugyo Co. Ltd.	30,389
23,000	Daiken Corp.	47,365
2,500	Daikoku Denki Co. Ltd.	40,213
23,000	Daikyo, Inc.	15,105
5,000	Daimei Telecom Engineering Corp.	42,689
16,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	43,279
25,000	Dainippon Screen Manufacturing Co. Ltd.	44,804
13,000	Daio Paper Corp.	136,317
28,000	Daisan Bank Ltd. (The)	95,375
4,910	Daiseki Co. Ltd.	76,081
46,000	Daishi Bank Ltd. (The)	198,163
13,000	Daiso Co. Ltd.	31,402
2,600	Daisyo Corp.	42,921
8,000	Daiwa Industries Ltd.	26,805
23,000	Daiwa Seiko, Inc.	33,795
15,000	Daiwabo Co. Ltd.	51,261
16,260	DCM Japan Holdings Co. Ltd.	96,472
48,000	Denki Kagaku Kogyo KK	102,054
17,000	Denki Kogyo Co. Ltd.	101,809
4,000	Denyo Co. Ltd.	30,634
11,000	Descente Ltd.	44,815
49,000	DIC Corp.	80,180
1,100	Disco Corp.	27,244
1,000	Don Quijote Co. Ltd.	15,985
3,150	Doshisha Co. Ltd.	42,112

Shares		Value

JAPAN (continued)
6,274	Doutor Nichires Holdings Co. Ltd.	$105,946
3,400	DTS Corp.	28,158
3,100	Dydo Drinco, Inc.	89,893
400	eAccess Ltd.	274,726
8,000	Eagle Industry Co. Ltd.	24,400
76,000	Ebara Corp.	141,281
8,700	EDION Corp.	41,062
21,000	Ehime Bank Ltd. (The)	68,960
32,000	Eighteenth Bank Ltd. (The)	112,562
4,000	Eiken Chemical Co. Ltd.	30,233
2,700	Eizo Nanao Corp.	49,471
4,300	Enplas Corp.	45,712
8,000	Epson Toyocom Corp.	14,783
4,000	ESPEC Corp.	22,308
900	Exedy Corp.	10,419
8,000	Ezaki Glico Co. Ltd.	74,715
11,900	Fancl Corp.	155,514
22,000	FDK Corp.(b)	41,142
4,000	Foster Electric Co. Ltd.	26,048
2,900	FP Corp.	138,164
33,000	France Bed Holdings Co. Ltd.	50,693
5,300	Fuji Co. Ltd.	102,242
118,000	Fuji Electric Holdings Co. Ltd.	143,174
17,000	Fuji Fire & Marine Insurance Co. Ltd. (The)	19,491
50,000	Fuji Heavy Industries Ltd.	147,493
19,000	Fuji Kyuko Co. Ltd.	84,811
14,900	Fuji Oil Co. Ltd.	185,431
3,800	FUJI SOFT, Inc.	68,822
3,600	Fujicco Co. Ltd.	43,961
5,000	Fujikura Kasei Co. Ltd.	24,712
65,000	Fujikura Ltd.	181,611
13,000	Fujita Kanko, Inc.	52,096
15,000	Fujitec Co. Ltd.	51,762
5,400	Fujitsu Business Systems Ltd.	80,548
3,700	Fujitsu Frontech Ltd.	32,537
18,000	Fujitsu General Ltd.	33,862
23,000	Fujiya Co. Ltd.(b)	30,467
6,000	Fukuda Corp.	10,419
34,000	Fukui Bank Ltd. (The)	123,003
32,000	Fukushima Bank Ltd. (The)	18,879
24,000	Fukuyama Transporting Co. Ltd.	110,603
200	Funai Electric Co. Ltd.	4,831
58,000	Furukawa Co. Ltd.	52,296
2,000	Furusato Industries Ltd.	19,881
18,000	Fuso Pharmaceutical Industries Ltd.	54,901
6,300	Futaba Corp.	86,959
1,800	Fuyo General Lease Co. Ltd.	28,693
15,000	Gakken Co. Ltd.	22,875
6,900	Gecoss Corp.	33,181
2,300	Glory Ltd.	39,761
27,000	Godo Steel Ltd.	79,045
21	Green Hospital Supply, Inc.(b)	12,296

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
64,000	GS Yuasa Corp.	$349,797
610	Gulliver International Co. Ltd.	10,104
8,000	Gun-Ei Chemical Industry Co. Ltd.	17,810
62,000	Gunma Bank Ltd. (The)	365,092
27,000	Gunze Ltd.	95,575
2,900	H.I.S. Co. Ltd.	56,622
21,000	H2O Retailing Corp.	153,348
3,030	Hakuhodo Dy Holdings, Inc.	136,600
2,900	Hakuto Co. Ltd.	21,209
3,100	Hamamatsu Photonics KK	52,866
44,000	Hanwa Co. Ltd.	132,242
2,000	Happinet Corp.	30,434
800	Heiwa Corp.	7,525
9,000	Heiwado Co. Ltd.	142,361
7,000	Hibiya Engineering Ltd.	53,687
29,000	Higashi-Nippon Bank Ltd. (The)	84,900
30,000	Higo Bank Ltd. (The)	177,993
3,700	Hikari Tsushin, Inc.	66,475
55,000	Hino Motors Ltd.	98,570
28,000	Hiroshima Bank Ltd. (The)	120,933
32,000	Hitachi Cable Ltd.	58,774
8,500	Hitachi Chemical Co. Ltd.	93,293
5,600	Hitachi High-Technologies Corp.	85,027
5,700	Hitachi Information Systems Ltd.	111,227
8,600	Hitachi Koki Co. Ltd.	82,329
13,000	Hitachi Kokusai Electric, Inc.	75,828
8,500	Hitachi Maxell Ltd.	70,585
8,000	Hitachi Medical Corp.	79,969
31,000	Hitachi Plant Technologies Ltd.(b)	114,566
5,400	Hitachi Software Engineering Co. Ltd.	77,482
4,000	Hitachi Systems & Services Ltd.	42,656
4,500	Hitachi Tool Engineering Ltd.	27,901
13,000	Hitachi Transport System Ltd.	163,088
94,500	Hitachi Zosen Corp.(b)	90,466
12,000	Hodogaya Chemical Co. Ltd.	21,907
1,800	Hogy Medical Co. Ltd.	108,198
6,000	Hokkaido Coca-Cola Bottling Co. Ltd.	29,320
44,000	Hokkoku Bank Ltd. (The)	159,670
49,000	Hokuetsu Bank Ltd. (The)	98,180
28,000	Hokuetsu Paper Mills Ltd.	140,257
12,000	Hokuriku Electric Industry Co. Ltd.	19,636
4,400	Hokuto Corp.	116,814
4,300	Horiba Ltd.	68,831
15,700	Hosiden Corp.	185,775
4,000	Hosokawa Micron Corp.	14,471
5,300	House Foods Corp.	88,732
35,000	Hyakugo Bank Ltd. (The)	190,516
37,000	Hyakujushi Bank Ltd. (The)	195,225

Shares		Value

JAPAN (continued)
3,500	IBJ Leasing Co. Ltd.	$47,960
1,000	Ichikoh Industries Ltd.	1,325
10,000	Ichiyoshi Securities Co. Ltd.	58,218
1,900	Icom, Inc.	41,390
5,000	Idec Corp.	46,919
4,700	Idemitsu Kosan Co. Ltd.	310,770
156,000	IHI Corp.	184,071
13,000	Iino Kaiun Kaisha Ltd.	82,774
2,800	Imasen Electric Industrial	14,961
3,100	Inaba Denki Sangyo Co. Ltd.	74,537
1,600	Inaba Seisakusho Co. Ltd.	17,650
12,000	Inabata & Co. Ltd.	40,608
8,000	Inageya Co. Ltd.	79,167
9,500	Ines Corp.	49,808
3,000	Information Services International-Dentsu Ltd.	18,567
1,451	Invoice, Inc.	6,332
4,000	Ise Chemical Corp.	15,851
41,000	Iseki & Co. Ltd.(b)	125,051
56,000	Ishihara Sangyo Kaisha Ltd.(b)	44,882
11,610	IT Holdings Corp.(b)	175,891
2,500	Ito En Ltd.	34,953
12,800	Itochu Enex Co. Ltd.	91,902
2,100	Itochu Techno-Science Corp.	47,337
2,300	Itochu-Shokuhin Co. Ltd.	88,329
32,000	Itoham Foods, Inc.	108,644
6,000	Itoki Corp.	18,768
10,000	Iwasaki Electric Co. Ltd.	18,256
40,000	IWATANI Corp.	97,957
3,000	Izumi Co. Ltd.	43,981
11,000	Izumiya Co. Ltd.	69,427
87,000	J. Front Retailing Co. Ltd.	318,617
2,200	Jalux, Inc.	32,889
4,000	Jamco Corp.	17,588
3,500	Japan Airport Terminal Co. Ltd.	39,817
3,000	Japan Aviation Electronics Industry Ltd.	11,721
3,300	Japan Cash Machine Co. Ltd.	33,501
4,500	Japan Digital Laboratory Co. Ltd.	47,587
3,800	Japan General Estate Co. Ltd. (The)	5,287
10	Japan Hotel and Resort, Inc.	11,599
1,800	Japan Petroleum Exploration Co.	84,555
26,000	Japan Pulp & Paper Co. Ltd.	83,063
21,000	Japan Radio Co. Ltd.	29,688
14	Japan Rental Housing Investments, Inc.	11,532
7,000	Japan Transcity Corp.	22,675
8,000	Japan Vilene Co. Ltd.	38,292
12,000	Japan Wool Textile Co. Ltd. (The)	79,746
15,000	Jeol Ltd.	40,908
33,000	JFE Shoji Holdings, Inc.	100,651
21,000	J-Oil Mills, Inc.	73,635

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
5,400	Joint Corp.	$7,454
10,000	Joshin Denki Co. Ltd.	79,924
5,200	JSP Corp.	30,794
30,000	JTEKT Corp.	188,679
23,000	Juki Corp.	21,762
46,000	Juroku Bank Ltd. (The)	213,013
135,000	JVC KENWOOD Holdings, Inc.(b)	54,099
2,000	Kabuki-Za Co. Ltd.	90,833
3,200	Kadokawa Group Holdings, Inc.	57,563
4,800	Kaga Electronics Co. Ltd.	51,721
16,000	Kagawa Bank Ltd. (The)	91,902
2,800	Kagome Co. Ltd.	43,854
27,000	Kagoshima Bank Ltd. (The)	209,484
34	Kakaku.Com, Inc.	133,222
19,000	Kaken Pharmaceutical Co. Ltd.	209,384
5,000	Kameda Seika Co. Ltd.	77,420
7,000	Kamei Corp.	34,363
22,000	Kamigumi Co. Ltd.	176,078
14,000	Kanagawa Chuo Kotsu Co. Ltd.	79,947
15,000	Kandenko Co. Ltd.	111,872
54,000	Kaneka Corp.	292,136
71,000	Kanematsu Corp.(b)	71,921
27,000	Kansai Paint Co. Ltd.	138,253
12,000	Kanto Auto Works Ltd.	113,675
10,000	Kanto Denka Kogyo Co. Ltd.	40,630
7,000	Kanto Natural Gas Development Ltd.	44,181
10,700	Kanto Tsukuba Bank Ltd. (The)	34,065
8,000	Kasumi Co. Ltd.	38,381
4,000	Katakura Industries Co. Ltd.	37,179
5,000	Kato Sangyo Co. Ltd.	76,807
30,000	Kayaba Industry Co. Ltd.	44,749
12,000	Keihin Co. Ltd. (The)	15,629
9,300	Keihin Corp.	79,195
18,000	Keisei Electric Railway Co. Ltd.	98,380
18,000	Keiyo Bank Ltd. (The)	89,765
7,900	Keiyo Co. Ltd.	51,532
56	Kenedix, Inc.(b)	8,322
2,000	Kentucky Fried Chicken Japan Ltd.	35,087
2,900	KEY Coffee, Inc.	47,647
10,700	Kikkoman Corp.	104,338
21,000	Kinden Corp.	186,542
2,900	Kintetsu World Express, Inc.	54,265
2,600	Kisoji Co. Ltd.	51,748
7,000	Kissei Pharmaceutical Co. Ltd.	181,555
1,800	Kita-Nippon Bank Ltd. (The)	58,708
14,000	Kitz Corp.	43,636
82,000	Kiyo Holdings, Inc.	112,272
7,300	Koa Corp.	38,842
9,000	Koatsu Gas Kogyo Co. Ltd.	39,973
1,300	Kobayashi Pharmaceutical Co. Ltd.	49,346
7,300	Koei Co. Ltd.	70,696

Shares		Value

JAPAN (continued)
3,000	Kohnan Shoji Co. Ltd.	$33,695
15,000	Koito Manufacturing Co. Ltd.	78,477
5,600	Kojima Co. Ltd.	15,646
15,800	Kokuyo Co. Ltd.	110,627
8,000	Komatsu Seiren Co. Ltd.	34,196
2,600	Komeri Co. Ltd.	48,159
10,900	Komori Corp.	103,740
3,410	Konaka Co. Ltd.	9,376
1,500	Kose Corp.	33,127
14,000	Krosaki Harima Corp.	28,986
6,240	K’s Holdings Corp.	97,175
15,000	Kumagai Gumi Co. Ltd.	7,180
47,000	Kurabo Industries Ltd.	75,338
34,000	KUREHA Corp.	165,771
17,000	Kurimoto Ltd.(b)	10,976
4,700	Kuroda Electric Co. Ltd.	36,361
16,000	Kyodo Printing Co. Ltd.	37,224
6,300	Kyokuto Kaihatsu Kogyo Co. Ltd.	23,142
18,000	Kyokuyo Co. Ltd.	39,873
2,400	Kyoritsu Maintenance Co. Ltd.	45,497
12,000	Kyowa Exeo Corp.	116,079
14,000	Kyudenko Corp.	110,491
19	LaSalle Japan REIT, Inc.	14,488
7,000	Leopalace21 Corp.	60,077
8,500	Life Corp.	155,363
1,400	Lintec Corp.	17,813
2,000	Mabuchi Motor Co. Ltd.	76,362
2,500	Macnica, Inc.	33,728
30,000	Maeda Corp.	104,525
14,000	Maeda Road Construction Co. Ltd.	132,465
2,200	Maezawa Kasei Industries Co. Ltd.	21,673
2,600	Maezawa Kyuso Industries Co. Ltd.	41,155
18,000	Makino Milling Machine Co. Ltd.	41,676
3,300	Mandom Corp.	82,835
2,900	Mars Engineering Corp.	92,809
4,900	Marubun Corp.	15,709
17,000	Marudai Food Co. Ltd.	47,120
27,000	Maruetsu, Inc. (The)(b)	157,489
69,910	Maruha Nichiro Holdings, Inc.	112,840
47,600	Marui Group Co. Ltd.	251,684
3,100	Maruichi Steel Tube Ltd.	74,192
14,000	Marusan Securities Co. Ltd.	74,336
1,900	Maruwa Co. Ltd.	20,008
17,000	Maruzen Co. Ltd.(b)	12,111
11,000	Maruzen Showa Unyu Co. Ltd.	34,775
8,000	Matsuya Co. Ltd.	125,564
2,800	Matsuya Foods Co. Ltd.	40,269
8,000	Max Co. Ltd.	79,256
2,800	MEC Co. Ltd.	8,104
3,500	Megachips Corp.	60,388
41,000	Meidensha Corp.	113,185

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
13,000	Meiji Seika Kaisha Ltd.	$53,832
800	Meitec Corp.	12,619
5,000	Meito Sangyo Co. Ltd.	81,483
4,800	Meiwa Estate Co. Ltd.	23,189
31,000	Mercian Corp.	57,628
26,000	Michinoku Bank Ltd. (The)	54,700
10,000	Mikuni Coca-Cola Bottling Co. Ltd.	88,384
1,680	Milbon Co. Ltd.	42,919
2,700	Mimasu Semiconductor Industry Co. Ltd.	28,552
55,000	Minato Bank Ltd. (The)	86,937
13,000	Minebea Co. Ltd.	40,374
2,200	Ministop Co. Ltd.	40,138
1,500	Miraca Holdings, Inc.	32,326
4,000	Misawa Homes Co. Ltd.(b)	8,861
3,200	MISUMI Group, Inc.	36,796
13,000	Mito Securities Co. Ltd.	36,033
8,000	Mitsuba Corp.	22,797
33,000	Mitsubishi Cable Industries Ltd.	29,755
44,000	Mitsubishi Gas Chemical Co. Inc.	177,793
18,000	Mitsubishi Logistics Corp.	185,540
69,000	Mitsubishi Paper Mills Ltd.	118,284
6,000	Mitsubishi Pencil Co. Ltd.	67,056
65,000	Mitsubishi Rayon Co. Ltd.	159,181
18,000	Mitsubishi Steel Manufacturing Co. Ltd.	41,877
16,000	Mitsuboshi Belting Co. Ltd.	79,435
14,000	Mitsui Engineering & Shipbuilding Co. Ltd.	21,818
4,000	Mitsui High-Tec, Inc.	22,129
8,000	Mitsui Home Co. Ltd.	45,417
18,000	Mitsui Matsushima Co. Ltd.	22,642
57,000	Mitsui Mining & Smelting Co. Ltd.	104,692
30,000	Mitsui Mining Co. Ltd.	38,404
21,000	Mitsui Sugar Co. Ltd.	70,129
25,000	Mitsui-Soko Co. Ltd.	102,967
6,000	Mitsumura Printing Co. Ltd.	20,771
14,000	Mitsuuroko Co. Ltd.	90,855
6,100	Miura Co. Ltd.	142,255
27,000	Miyazaki Bank Ltd. (The)	99,182
14,000	Miyoshi Oil & Fat Co. Ltd.	19,013
23,000	Mizuno Corp.	108,555
14,000	Mochida Pharmaceutical Co. Ltd.	168,153
4,700	Modec, Inc.	92,917
85	Monex Group, Inc.	26,474
14,500	Mori Seiki Co. Ltd.	115,890
43,000	Morinaga & Co. Ltd.	94,774
31,000	Morinaga Milk Industry Co. Ltd.	107,664
8,000	Morita Holdings Corp.	32,682
8,000	MOS Food Services, Inc.	123,604
4,200	Moshi Moshi Hotline, Inc.	93,739
2,000	Musashino Bank Ltd. (The)	69,683

Shares		Value

JAPAN (continued)
7,000	Nabtesco Corp.	$43,324
33,000	Nachi-Fujikoshi Corp.	55,468
16,000	Nagano Bank Ltd. (The)	43,457
18,000	Nagase & Co. Ltd.	161,095
7,000	Nagatanien Co. Ltd.	63,661
18,000	Nagoya Railroad Co. Ltd.	55,502
9,000	Nakamuraya Co. Ltd.	48,289
21,000	Nakayama Steel Works Ltd.	49,558
4,200	Namco Bandai Holdings, Inc.	42,591
13,000	Nankai Electric Railway Co. Ltd.	60,778
17,000	Nanto Bank Ltd. (The)	93,104
1,600	NEC Capital Solutions Ltd.	13,019
5,700	NEC Electronics Corp.(b)	39,973
3,900	NEC Fielding Ltd.	46,669
2,600	NEC Mobiling Ltd.	41,966
5,300	NEC Networks & System Integration Corp.	57,522
12,000	NEC Tokin Corp.(b)	22,842
43	NET One Systems Co. Ltd.	76,058
5,000	Neturen Co. Ltd.	33,116
5,000	New Japan Radio Co. Ltd.	9,072
32,000	NGK Spark Plug Co. Ltd.	248,634
22,000	NHK Spring Co. Ltd.	80,570
26,000	Nice Holdings, Inc.	46,597
9,000	Nichia Steel Works Ltd.	22,141
21,000	Nichias Corp.	56,570
11,500	Nichicon Corp.	76,167
2,900	Nichiha Corp.	18,852
4,000	Nichii Gakkan Co.	63,138
3,100	Nidec Copal Corp.	18,910
4,000	Nidec Sankyo Corp.	15,139
2,800	Nidec Tosok Corp.	23,158
10,000	Nifco, Inc.	90,388
3,900	Nihon Dempa Kogyo Co. Ltd.	50,402
2,200	Nihon Eslead Corp.	11,632
8,000	Nihon Kohden Corp.	151,211
10,000	Nihon Nohyaku Co. Ltd.	67,568
11,000	Nihon Parkerizing Co. Ltd.	94,039
8,000	Nihon Unisys Ltd.	65,364
15,000	Nihon Yamamura Glass Co. Ltd.	35,064
8,000	Nikkiso Co. Ltd.	47,732
14,000	Nippo Corp.	109,712
28,000	Nippon Beet Sugar Manufacturing Co. Ltd.	74,180
21,000	Nippon Carbon Co. Ltd.	49,324
3,000	Nippon Ceramic Co. Ltd.	27,283
16,000	Nippon Chemical Industrial Co. Ltd.	35,977
27,000	Nippon Chemi-Con Corp.	59,209
7,000	Nippon Chemiphar Co. Ltd.	21,974
13,000	Nippon Denko Co. Ltd.	61,357
8,000	Nippon Densetsu Kogyo Co. Ltd.	96,800
22,000	Nippon Flour Mills Co. Ltd.	109,957

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
8,000	Nippon Gas Co. Ltd.	$120,488
3,400	Nippon Kanzai Co. Ltd.	56,922
15,000	Nippon Kasei Chemical Co. Ltd.	24,545
19,000	Nippon Kayaku Co. Ltd.	87,349
13,000	Nippon Koei Co. Ltd.	35,454
10,000	Nippon Konpo Unyu Soko Co. Ltd.	103,634
26,000	Nippon Koshuha Steel Co. Ltd.	24,601
22,000	Nippon Light Metal Co. Ltd.	18,122
30,000	Nippon Metal Industry Co. Ltd.	37,402
23,000	Nippon Paint Co. Ltd.	96,265
247	Nippon Parking Development Co. Ltd.	9,183
18,000	Nippon Road Co. Ltd. (The)	40,875
10,000	Nippon Seiki Co. Ltd.	63,004
13,000	Nippon Shinyaku Co. Ltd.	150,353
14,000	Nippon Shokubai Co. Ltd.	94,440
14,000	Nippon Signal Co. Ltd. (The)	86,648
31,000	Nippon Soda Co. Ltd.	118,361
39,200	Nippon Suisan Kaisha Ltd.	98,616
18,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	44,482
16,000	Nippon Thompson Co. Ltd.	66,077
11,000	Nippon Valqua Industries Ltd.	22,530
20,000	Nippon Yakin Kogyo Co. Ltd.	52,096
10,000	Nipro Corp.	150,609
41,000	Nishimatsu Construction Co. Ltd.	41,988
11,400	Nishimatsuya Chain Co. Ltd.	112,940
112,000	Nishi-Nippon City Bank Ltd. (The)	279,268
16,000	Nishi-Nippon Railroad Co. Ltd.	65,542
15,000	Nissan Shatai Co. Ltd.	96,510
28,000	Nissay Dowa General Insurance Co. Ltd.	151,166
6,800	Nissei Corp.	50,337
7,900	Nissen Holdings Co. Ltd.	47,663
1,300	Nissha Printing Co. Ltd.	33,428
1,300	Nisshin Fudosan Co. Ltd.	2,836
10,000	Nisshin Oillio Group Ltd. (The)	48,645
158,000	Nisshin Steel Co. Ltd.	269,093
28,000	Nisshinbo Industries, Inc.	208,827
17,000	Nissin Corp.	40,118
6,500	Nissin Kogyo Co. Ltd.	52,891
5,000	Nitta Corp.	65,398
10,000	Nittetsu Mining Co. Ltd.	35,955
55,000	Nitto Boseki Co. Ltd.	93,672
7,900	Nitto Kogyo Corp.	63,492
4,400	Nitto Kohki Co. Ltd.	73,223
6,000	Nitto Seiko Co. Ltd.	15,896
34,000	NOF Corp.	152,524
23,700	NOK Corp.	169,107
10,000	Nomura Co. Ltd.	26,938
28,000	Noritake Co. Ltd.	89,765
2,200	Noritsu Koki Co. Ltd.	15,379

Shares		Value

JAPAN (continued)
9,000	Noritz Corp.	$126,131
10,600	NSD Co. Ltd.	83,068
29,000	NSK Ltd.	95,230
29,000	NTN Corp.	78,767
320	Obic Co. Ltd.	50,582
14,000	Ogaki Kyoritsu Bank Ltd. (The)	69,038
4,838	Oiles Corp.	57,516
19,000	Oita Bank Ltd. (The)	120,554
13,000	Okamoto Industries, Inc.	46,307
17,000	Okamura Corp.	96,510
19,000	Okasan Securities Group, Inc.	77,832
31,000	Oki Electric Industry Co. Ltd.(b)	18,979
2,860	Okinawa Electric Power Co., Inc. (The)	199,613
29,000	Okumura Corp.	125,575
7,000	Okura Industrial Co. Ltd.	15,584
7,000	Okuwa Co. Ltd.	98,803
3,700	Olympic Corp.	25,495
8,800	OMC Card, Inc.(b)	16,163
7,000	ONO Sokki Co. Ltd.	24,545
4,000	Onoken Co. Ltd.	34,241
1,000	Onward Holdings Co. Ltd.	6,835
10,000	Organo Corp.	63,004
5,000	Origin Electric Co. Ltd.	12,857
5,500	Osaka Steel Co. Ltd.	79,652
6,000	Osaki Electric Co. Ltd.	43,146
6,200	OSG Corp.	38,235
800	Otsuka Corp.	35,888
4,600	Oyo Corp.	51,205
10,000	Pacific Industrial Co. Ltd.	28,719
2,000	Pacific Metals Co. Ltd.	9,395
1,900	Pack Corp. (The)	23,667
17,000	PanaHome Corp.	101,430
5,600	Paramount Bed Co. Ltd.	71,188
13,000	Parco Co. Ltd.	119,530
4,600	Paris Miki, Inc.	39,684
13,000	Park24 Co. Ltd.	87,260
27	Pasona Group, Inc.	12,773
51,500	Penta-Ocean Construction Co. Ltd.(b)	66,500
2,900	Pigeon Corp.	73,117
2,400	Piolax, Inc.	39,646
23,000	Press Kogyo Co. Ltd.	30,211
38,000	Prima Meat Packers Ltd.(b)	63,873
3,800	QP Corp.	49,406
9,500	Raito Kogyo Co. Ltd.	17,660
10,000	Rasa Industries Ltd.	14,360
8,000	Rengo Co. Ltd.	54,856
8,000	Renown, Inc.(b)	11,577
10,000	Resort Solution Co. Ltd.	21,818
6,192	Resorttrust, Inc.	63,826
27,000	Rhythm Watch Co. Ltd.	25,547
3,400	Ricoh Leasing Co. Ltd.	50,261
5,000	Right On Co. Ltd.	60,388
17,000	Riken Corp.	35,387

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
9,000	Riken Technos Corp.	$15,428
2,600	Riken Vitamin Co. Ltd.	74,960
3,700	Ringer Hut Co. Ltd.	46,500
1,600	Rinnai Corp.	63,227
2,400	Rock Field Co. Ltd.	32,299
18,000	Rohto Pharmaceutical Co. Ltd.	223,009
4,600	Roland Corp.	50,130
2,200	Roland DG Corp.	26,669
2,500	Round One Corp.	22,124
6,000	Royal Holdings Co. Ltd.	62,381
28,000	Ryobi Ltd.	51,116
7,000	Ryoden Trading Co. Ltd.	38,804
1,100	Ryohin Keikaku Co. Ltd.	45,918
7,200	Ryosan Co. Ltd.	160,695
3,300	Ryoshoku Ltd.	77,325
6,700	Ryoyo Electro Corp.	54,817
5,000	S Foods, Inc.	42,077
119,000	S Science Co. Ltd.(b)	3,974
4,000	Sagami Chain Co. Ltd.	39,183
16,000	Sagami Railway Co. Ltd.	70,351
65,000	Saibu Gas Co. Ltd.	174,375
5,000	Saizeriya Co. Ltd.	64,730
23,000	Sakai Chemical Industry Co. Ltd.	63,238
11,000	Sakata INX Corp.	38,816
9,300	Sakata Seed Corp.	135,615
14,000	San-Ai Oil Co. Ltd.	62,336
32,000	Sanden Corp.	62,336
1,900	Sanei-International Co. Ltd.	14,784
33,000	San-In Godo Bank Ltd. (The)	256,036
9,000	Sankei Building Co. Ltd. (The)	44,482
11,000	Sanken Electric Co. Ltd.	41,020
15,000	Sanki Engineering Co. Ltd.	99,349
10,000	Sankyo Seiko Co. Ltd.	19,703
60,000	Sankyo-Tateyama Holdings, Inc.	45,417
15,000	Sankyu, Inc.	47,754
6,000	Sanoh Industrial Co. Ltd.	24,378
9,400	Sanrio Co. Ltd.	93,440
6,000	Sanshin Electronics Co. Ltd.	45,884
2,800	Santen Pharmaceutical Co. Ltd.	90,232
11,000	Sanwa Holdings Corp.	38,081
20,000	Sanyo Chemical Industries Ltd.	113,096
9,000	Sanyo Denki Co. Ltd.	21,840
21,000	Sanyo Shokai Ltd.	81,817
19,000	Sanyo Special Steel Co. Ltd.	50,971
63,000	Sapporo Hokuyo Holdings, Inc.	227,918
10,000	Sapporo Holdings Ltd.	47,086
18,000	Sasebo Heavy Industries Co. Ltd.	31,858
5,300	Sato Corp.	54,513
3,000	Satori Electric Co. Ltd.	10,987
11,000	SAXA Holdings, Inc.	13,469
23	SBI Holdings, Inc.	2,837
1,600	Secom Joshinetsu Co. Ltd.	29,049
2,500	Secom Techno Service Co. Ltd.	66,233

Shares		Value

JAPAN (continued)
28,600	Sega Sammy Holdings, Inc.	$364,524
5,600	Seikagaku Corp.	62,025
17,000	Seiko Holdings Corp.	36,901
28,000	Seino Holdings Corp.	138,387
10,000	Seiren Co. Ltd.	44,860
9,000	Sekisui Jushi Corp.	67,123
19,000	Sekisui Plastics Co. Ltd.	58,162
16,000	Senko Co. Ltd.	59,309
9,000	Senshukai Co. Ltd.	61,914
5,000	Shibaura Mechatronics Corp.	16,586
13,000	Shibusawa Warehouse Co. Ltd. (The)	64,251
5,100	Shibuya Kogyo Co. Ltd.	44,622
36,000	Shiga Bank Ltd. (The)	216,797
18,000	Shikibo Ltd.	21,640
35,000	Shikoku Bank Ltd. (The)	184,672
8,000	Shikoku Chemicals Corp.	29,476
5,100	Shikoku Coca-Cola Bottling Co. Ltd.	44,849
2,000	Shima Seiki Manufacturing Ltd.	41,142
7,200	Shimachu Co. Ltd.	155,325
12,000	Shimadzu Corp.	73,869
1,200	Shimizu Bank Ltd. (The)	55,435
13,000	Shindengen Electric Manufacturing Co. Ltd.	25,035
12,000	Shin-Etsu Polymer Co. Ltd.	56,637
3,800	Shinkawa Ltd.	48,729
9,000	Shin-Keisei Electric Railway Co. Ltd.	34,563
12,100	Shinki Co. Ltd.(b)	8,486
22,000	Shinko Electric Co. Ltd.	66,856
6,500	Shinko Electric Industries Co. Ltd.	56,003
5,000	Shinko Plantech Co. Ltd.	39,072
82,000	Shinko Securities Co. Ltd.	167,952
4,000	Shinko Shoji Co. Ltd.	32,415
8,000	Shin-Kobe Electric Machinery Co. Ltd.	45,506
20,000	Shinmaywa Industries Ltd.	49,869
27,000	Shinwa Kaiun Kaisha Ltd.	65,520
15,000	Shiroki Corp.	32,560
10,000	Shizuoka Gas Co. Ltd.	59,999
4,900	SHO-BOND Holdings Co. Ltd.	103,525
18,000	Shochiku Co. Ltd.	123,627
5,000	Showa Aircraft Industry Co. Ltd.	21,094
6,000	Showa Corp.	23,977
185,000	Showa Denko KK	251,238
32,000	Showa Sangyo Co. Ltd.	99,738
11,000	Sinanen Co. Ltd.	51,795
12,000	Sintokogio Ltd.	75,739
231	SKY Perfect JSAT Holdings, Inc.	97,841
9,000	SMK Corp.	20,437
33,000	Snow Brand Milk Products Co. Ltd.	116,447
8,000	Sodick Co. Ltd.	11,666

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
7,800	Sohgo Security Services Co. Ltd.	$74,757
98,200	Sojitz Corp.	154,129
4,100	Sorun Corp.	20,309
2,500	SRA Holdings, Inc.	16,530
16,000	SSP Co. Ltd.	97,779
5,000	ST Corp.	61,223
1,000	St. Marc Holdings Co. Ltd.	32,114
6,400	Stanley Electric Co. Ltd.	62,835
11,000	Star Micronics Co. Ltd.	103,590
13,000	Starzen Co. Ltd.	33,139
2,000	Stella Chemifa Corp.	41,187
3,300	Sumida Corp.	18,514
12,000	Suminoe Textile Co. Ltd.	14,426
5,600	Sumiseki Holdings, Inc.(b)	5,112
2,700	Sumisho Computer Systems Corp.	39,492
20,000	Sumitomo Bakelite Co. Ltd.	80,147
19,000	Sumitomo Forestry Co. Ltd.	137,686
65,000	Sumitomo Light Metal Industries Ltd.	61,502
9,200	Sumitomo Mitsui Construction Co. Ltd.(b)	6,554
73,000	Sumitomo Osaka Cement Co. Ltd.	148,706
7,000	Sumitomo Precision Products Co. Ltd.	28,986
780	Sumitomo Real Estate Sales Co. Ltd.	22,531
9,000	Sumitomo Rubber Industries, Inc.	57,004
18,000	Sumitomo Warehouse Co. Ltd. (The)	80,147
2,300	Sundrug Co. Ltd.	53,125
11,000	Suruga Bank Ltd.	97,957
10,900	Suzuken Co. Ltd.	283,314
31,000	SWCC Showa Holdings Co. Ltd.	23,120
1,400	Sysmex Corp.	42,934
6,800	T. Hasegawa Co. Ltd.	86,670
13,000	T. RAD Co. Ltd.	18,668
5,000	Tachibana Eletech Co. Ltd.	44,359
6,300	Tachi-S Co. Ltd.	33,171
23,000	Tadano Ltd.	96,777
8,000	Taihei Dengyo Kaisha Ltd.	96,354
14,000	Taihei Kogyo Co. Ltd.	34,753
170,000	Taiheiyo Cement Corp.	238,437
3,800	Taiho Kogyo Co. Ltd.	16,412
7,000	Taikisha Ltd.	107,530
115,000	Taisei Corp.	258,585
7,000	Taiyo Yuden Co. Ltd.	40,129
7,000	Takagi Securities Co. Ltd.	6,078
6,600	Takamatsu Construction Group Co. Ltd	113,728
2,700	Takano Co. Ltd.	21,099
23,000	Takara Standard Co. Ltd.	147,214
16,000	Takasago International Corp.	101,698

Shares		Value

JAPAN (continued)
16,000	Takasago Thermal Engineering Co. Ltd.	$122,892
3,000	Takashimaya Co. Ltd.	20,504
6,300	Takata Corp.	47,898
11,000	Takiron Co. Ltd.	33,673
16,000	Takuma Co. Ltd.	23,154
12,000	Tamura Corp.	27,784
13,000	TCM Corp.	18,233
27,000	Teac Corp.(b)	10,219
4,300	Tecmo Ltd.	35,564
800	Teikoku Electric Manufacturing Co. Ltd.	10,419
4,000	Teikoku Piston Ring Co. Ltd.	15,584
8,000	Teikoku Tsushin Kogyo Co. Ltd.	16,831
29,000	Tekken Corp.(b)	28,730
5,800	Tenma Corp.	66,306
14,400	THK Co. Ltd.	185,781
5,600	TKC Corp.	124,673
35,000	Toa Corp.(b)	49,480
44,000	Toagosei Co. Ltd.	115,590
13,000	Tobu Store Co. Ltd.	50,504
16,400	TOC Co. Ltd.	73,388
3,000	Tocalo Co. Ltd.	28,486
21,000	Tochigi Bank Ltd. (The)	125,530
29,000	Toda Corp.	100,395
21,000	Toei Co. Ltd.	92,102
16,000	Toenec Corp.	95,464
33,000	Toho Bank Ltd. (The)	145,467
9,000	Toho Real Estate Co. Ltd.	48,289
23,000	Toho Zinc Co. Ltd.	54,021
13,000	Tohoku Bank Ltd. (The)	21,996
13,000	Tokai Corp.	57,739
9,900	Tokai Rika Co. Ltd.	76,590
4,100	Tokai Rubber Industries, Inc.	30,898
30,000	Tokai Tokyo Securities Co. Ltd.	74,136
17,000	Toko, Inc.(b)	22,708
13,000	Tokushima Bank Ltd. (The)	67,724
13,840	Tokushu Tokai Holdings Co. Ltd.	36,666
35,000	Tokuyama Corp.	212,334
5,000	Tokyo Dome Corp.	15,139
15	Tokyo Electron Device Ltd.	19,452
6,000	Tokyo Energy & Systems, Inc.	47,086
14,000	Tokyo Kikai Seisakusho Ltd.	25,090
9,000	Tokyo Leasing Co. Ltd.	70,028
7,600	Tokyo Ohka Kogyo Co. Ltd.	122,585
11,000	Tokyo Rakutenchi Co. Ltd.	45,305
21,000	Tokyo Rope Manufacturing Co. Ltd.	48,389
22,900	Tokyo Steel Manufacturing Co. Ltd.	227,126
14,000	Tokyo Style Co. Ltd.	106,440
46,000	Tokyo Tatemono Co. Ltd.	157,711
3,700	Tokyo Tomin Bank Ltd. (The)	62,315
34,000	Tokyotokeiba Co. Ltd.	48,823

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
2,300	Tokyu Community Corp.	$42,219
3,900	Tokyu Livable, Inc.	17,105
12,000	Toli Corp.	20,037
18,000	Tomato Bank Ltd.	46,084
1,600	Tomen Electronics Corp.	19,200
15,000	Tomoku Co. Ltd.	28,385
8,436	Tomy Co. Ltd.	45,356
17,000	Tonami Holdings Co. Ltd.	43,335
12,000	Topcon Corp.	50,092
2,100	Toppan Forms Co. Ltd.	23,259
11,000	Topre Corp.	75,427
38,000	Topy Industries Ltd.	63,450
65,000	Tori Holdings Co. Ltd.(b)	2,171
4,000	Torii Pharmaceutical Co. Ltd.	69,015
5,000	Torishima Pump Manufacturing Co. Ltd.	43,969
17,000	Toshiba Plant Systems & Services Corp.	191,507
13,000	Toshiba TEC Corp.	39,216
11,000	Tosho Printing Co. Ltd.	28,040
80,000	Toson Corp.	170,980
7,000	Totetsu Kogyo Co. Ltd.	47,064
12,000	TOTO Ltd.	64,785
17,000	Tottori Bank Ltd. (The)	51,661
4,500	Touei Housing Corp.(b)	6,863
36,000	Towa Bank Ltd. (The)(b)	28,051
2,000	Towa Pharmaceutical Co. Ltd.	102,187
16,000	Towa Real Estate Development Co. Ltd.	9,440
36,000	Toyo Construction Co. Ltd.(b)	15,228
7,200	Toyo Corp.	70,129
7,000	Toyo Electric Manufacturing Co. Ltd.	31,792
13,000	Toyo Engineering Corp.	43,124
35,000	Toyo Ink Manufacturing Co. Ltd.	92,726
19,000	Toyo Kanetsu K K	33,417
13,000	Toyo Kohan Co. Ltd.	55,279
14,000	Toyo Securities Co. Ltd.	23,844
37,000	Toyo Tire & Rubber Co. Ltd.	54,778
48,000	Toyobo Co. Ltd.	69,995
9,600	Toyoda Gosei Co. Ltd.	109,855
5,300	Toyota Auto Body Co. Ltd.	71,563
7,200	Toyota Boshoku Corp.	58,587
4,600	transcosmos, inc.	26,678
4,800	Trusco Nakayama Corp.	55,515
37,000	Tsubakimoto Chain Co.	91,846
18,000	Tsugami Corp.	31,257
10,000	Tsukishima Kikai Co. Ltd.	58,886
7,800	Tsumura & Co.	258,741
1,300	Tsuruha Holdings, Inc.	47,610
5,000	Tsurumi Manufacturing Co. Ltd.	28,942
4,000	Tsutsumi Jewelry Co. Ltd.	88,562
31	TV Asahi Corp.	39,304
15,000	Ube Material Industries Ltd.	30,723
9,000	Uchida Yoko Co. Ltd.	32,760

Shares		Value

JAPAN (continued)
2,400	Ulvac, Inc.	$40,421
1,300	Unicharm Petcare Corp.	43,558
13,000	Uniden Corp.	18,523
3,300	Unimat Life Corp.	28,579
2,500	Union Tool Co.	49,285
94,000	Unitika Ltd.	65,921
28,000	UNY Co. Ltd.	236,567
4,000	U-Shin Ltd.	13,313
5,500	Ushio, Inc.	70,529
1,040	USS Co. Ltd.	44,918
7,200	Valor Co. Ltd.	62,034
2,800	Vital-net, Inc.	17,205
9,000	Wacoal Holdings Corp.	118,016
2,000	Warabeya Nichiyo Co. Ltd.	32,326
5,500	WATAMI Co. Ltd.	145,712
7,000	Wood One Co. Ltd.	22,597
1,500	Yachiyo Bank Ltd. (The)	56,771
24,000	Yamagata Bank Ltd. (The)	145,867
18,000	Yamaguchi Financial Group, Inc.	202,371
35,300	Yamaha Corp.	314,747
17,000	Yamanashi Chuo Bank Ltd. (The)	100,295
3,000	Yamatake Corp.	55,368
3,300	Yamato Kogyo Co. Ltd.	81,733
10,000	Yamazen Corp.	35,287
2,500	Yaoko Co. Ltd.	83,069
11,000	Yaskawa Electric Corp.	40,775
5,000	Yasuda Warehouse Co. Ltd. (The)	45,361
4,000	Yellow Hat Ltd.	13,447
30,000	Yodogawa Steel Works Ltd.	142,595
47,900	Yokogawa Electric Corp.	221,278
8,000	Yokohama Reito Co. Ltd.	54,856
30,000	Yokohama Rubber Co. Ltd. (The)	107,197
3,700	Yokowo Co. Ltd.	18,493
5,000	Yomeishu Seizo Co. Ltd.	45,305
14,000	Yomiuri Land Co. Ltd.	43,012
7,000	Yondenko Corp.	37,090
4,500	Yonekyu Corp.	49,791
3,700	Yorozu Corp.	28,789
6,000	Yoshimoto Kogyo Co. Ltd.	71,598
27	Yoshinoya Holdings Co. Ltd.	33,662
31,000	Yuasa Trading Co. Ltd.	33,127
9,000	Yuraku Real Estate Co. Ltd.	10,519
15,000	Yurtec Corp.	88,996
2,640	Yushin Precision Equipment Co. Ltd.	23,951
3,000	Yushiro Chemical Industry Co. Ltd.	31,024
6,400	Zenrin Co. Ltd.	67,181
14,300	Zensho Co. Ltd.	84,366
20,000	Zeon Corp.	65,008
5,000	ZERIA Pharmaceutical Co. Ltd.	55,769

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

JAPAN (continued)
4,200	Zuken, Inc.	$25,200

		62,006,727

LIECHTENSTEIN — 0.0%
597	Verwalt & Privat-Bank AG	60,117

LUXEMBOURG — 0.0%
2,150	Elcoteq SE(b)	3,414
260	Orco Property Group	2,816
1,700	Oriflame Cosmetics SA	40,337
200,767	Regus Plc	138,201

		184,768

MALAYSIA — 0.1%
61,000	Aeon Co. (Malaysia) Berhad	67,637
145,700	Affin Holdings Berhad	54,524
148,600	Alliance Financial Group Berhad	77,853
45,800	Amway (Malaysia) Holdings Berhad	88,870
48,100	Asiatic Development Berhad	52,000
85,200	Bandar Raya Developements Berhad	25,271
22,000	Batu Kawan Berhad	52,446
436,600	Berjaya Corp. Berhad	62,328
66,100	Boustead Holdings Berhad	57,900
75,100	Carlsberg Brewery-Malaysia Berhad	74,944
34,000	Chemical Co. of Malaysia Berhad	20,546
224,500	DRB-Hicom Berhad	46,985
79,400	EON Capital Berhad	76,154
18,500	Fraser & Neave Holdings Berhad	45,897
248,600	Gamuda Berhad	130,933
76,900	Guinness Anchor Berhad	109,781
102,700	GuocoLand Malaysia Berhad	20,070
51,500	Hong Leong Industries Berhad	45,683
30,500	Hume Industries-Malaysia Berhad	24,772
213,100	IGB Corp. Berhad	85,653
277,100	IJM Corp. Berhad	259,625
34,000	IJM Land Holdings Berhad(b)	6,786
97,200	IJM Plantations Berhad	55,774
54,900	KFC Holdings Malaysia Berhad	113,376
113,900	KLCC Property Holdings Berhad	91,562
58,700	Kulim Malaysia Berhad	79,731
18,200	Lafarge Malayan Cement Berhad	15,942
97,400	Lingkaran Trans Kota Holdings	49,679
112,000	Lion Industries Corp. Berhad	20,180
50,000	Malaysia Airports Holdings Berhad	28,690
64,800	Malaysian Bulk Carriers Berhad	45,805
247,500	Malaysian Resources Corp. Berhad	54,886
10,000	MEASAT Global Berhad(b)	2,855

Shares		Value

MALAYSIA (continued)
112,000	Media Prima Berhad	$29,805
46,000	MNRB Holdings Berhad	38,254
450,000	Mulpha International Berhad(b)	50,520
29,100	Naim Cendera Holdings Berhad	10,890
58,700	NCB Holdings Berhad	38,727
55,500	Oriental Holdings Berhad	76,308
199,300	OSK Holdings Berhad	54,417
58,300	Padiberas Nasional Berhad	20,524
48,600	Parkson Holdings Berhad	43,918
17,000	Pelikan International Corp. Berhad	5,325
106,300	POS Malaysia Berhad	59,522
86,870	Puncak Niaga Holdings Berhad	62,609
143,700	Ranhill Berhad	32,664
260,900	Scomi Group Berhad	23,866
75,100	Shangri-La Hotels (Malaysia) Berhad	35,390
28,400	Shell Refining Co. Federation of Malaya Berhad	68,097
90,800	SP Setia Berhad	83,060
91,200	Star Publications Malaysia Berhad	78,876
41,790	Subur Tiasa Holdings Berhad(b)	18,535
62,400	Sunrise Berhad(b)	22,659
59,800	Sunway City Berhad(b)	26,523
51,600	Ta Ann Holdings Berhad	40,050
325,600	TA Enterprise Berhad	55,508
210,800	TAN Chong Motor Holdings Berhad	73,042
170,200	Time dotCom Berhad(b)	12,974
60,480	Top Glove Corp. Berhad	75,108
99,300	Uchi Technologies Berhad	25,049
80,250	UEM Land Holdings Berhad(b)	16,795
38,700	United Plantations Berhad	107,276
105,000	Wah Seong Corp. Berhad	29,106
95,600	Zelan Berhad	23,320

		3,383,855

MEXICO — 0.2%
91,300	Alfa SAB de CV - Series A	155,627
22,000	Alsea SAB de CV(b)	7,733
66,100	Axtel SAB de CV - CPO Shares(b)	27,374
27,400	Banco Compartamos SA de CV	50,634
154,500	Carso Infraestructura y Construccion SAB de CV(b)	63,446
10,500	Cia Minera Autlan SAB de CV - Series B	19,952
386,400	Consorcio ARA SAB de CV - Series *	96,820
158,600	Corp. GEO SAB de CV - Series B(b)	174,967
107,708	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)	71,144

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

MEXICO (continued)
27,800	Corp. Moctezuma SAB de CV - Series *	$34,326
14,500	Desarrolladora Homex SAB de CV(b)	46,263
241,200	Embotelladoras Arca SAB de CV	429,776
160,250	Empresas ICA Sociedad Controladora SAB de CV(b)	256,537
90,117	Gruma SAB de CV - Series B(b)	39,014
17,200	Grupo Aeroportuario del Centro Norte SAB de CV	18,676
88,000	Grupo Aeroportuario del Pacifico SAB de CV - Series B	165,069
163,500	Grupo Aeroportuario del Sureste SAB de CV - Series B	477,960
120,492	Grupo Cementos de Chihuahua SAB de CV	241,281
109,000	Grupo Continental SAB de CV - Series *	166,907
167,400	Grupo Financiero Banorte SAB de CV - Series O	221,028
57,500	Grupo Industrial Maseca SAB de CV - Series B	34,819
32,600	Grupo Industrial Saltillo SAB de CV(b)	5,423
22,817	Grupo Iusacell SA de CV(b)	38,083
4,500	Grupo Mexicano de Desarrollo SAB de CV(b)	3,320
23,500	Grupo Simec SAB de CV - Series B(b)	36,802
101,300	Impulsora del Desarrollo y El Empleo En America Latina SAB de CV(b)	47,874
138,400	Industrias CH SAB de CV - Series B(b)	388,209
5,700	Industrias Penoles SAB de CV	51,179
75,700	Mexichem SAB de CV - Series *	55,324
95,600	Organizacion Soriana SAB de CV - Series B(b)	150,647
13,100	Promotora y Operadora de Infraestructura SAB de CV(b)	14,589
25,500	Qualitas Compania de Seguros SA de CV(b)	6,123
784,800	TV Azteca SA de CV	273,120
106,000	Urbi Desarrollos Urbanos SAB de CV(b)	108,824
121,015	Vitro SAB de CV - Series A	38,409

		4,017,279

MONACO — 0.0%
56	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,357

NETHERLANDS — 0.2%
21,296	Aalberts Industries NV	121,612
936	Accell Group	19,529
8,272	Arcadis NV	90,662

Shares		Value

NETHERLANDS (continued)
11,552	ASM International NV(b)	$84,309
2,963	ASML Holding NV	49,357
2,250	Beter BED Holding NV	23,047
4,451	Brunel International	52,710
12,618	Crucell NV(b)	223,922
3,083	Crucell NV - ADR(b)	56,018
3,048	Draka Holding	24,274
1,590	Eriks Group NV - CVA	51,201
3,556	Exact Holding NV	64,381
5,164	Fugro NV - CVA	140,372
903	Gamma Holding NV	7,111
2,624	Grontmij - CVA	53,756
4,045	Heijmans NV - CVA	30,246
16,275	Imtech NV	252,353
2,666	Innoconcepts	10,230
40,332	James Hardie Industries NV	100,458
5,700	Jetix Europe NV(b)	80,281
1,128	KAS Bank NV - CVA	13,360
419	Kendrion NV	4,410
24,153	Koninklijke BAM Groep NV	206,921
5,351	Koninklijke Boskalis Westminster NV - CVA	108,560
31,985	Koninklijke DSM NV	769,924
6,156	Koninklijke Vopak NV	232,049
2,805	Macintosh Retail Group NV	28,373
5,819	Nutreco Holding NV	193,045
18,340	OCE NV	47,434
13,584	OPG Groep NV - CVA	156,536
3,476	Ordina NV	12,239
29,050	Qiagen NV(b)	496,559
18,908	Randstad Holding NV	376,582
21,866	SBM Offshore NV	265,272
6,716	Sligro Food Group NV	144,121
1,412	Smit International NV	65,899
17,304	SNS Reaal	76,172
9,011	Super De Boer(b)	29,306
5,233	Telegraaf Media Groep NV	94,139
5,058	Ten Cate NV	91,315
4,932	TKH Group NV	47,109
20,405	TNT NV	356,756
2,829	Unit 4 Agresso NV	28,797
11,612	USG People NV	128,994
6,286	Van der Moolen Holding NV(b)	17,063
6,766	Wavin NV	21,658
15,337	Wolters Kluwer NV	276,887

		5,825,309

NEW ZEALAND — 0.0%
53,283	Air New Zealand Ltd.	24,354
955	Allied Medical Ltd.(b)(c)(d)	0
58,492	Auckland International Airport Ltd.	54,063
39,712	Fisher & Paykel Appliances Holdings Ltd.	25,210
72,955	Fisher & Paykel Healthcare Corp. Ltd.	125,229

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

NEW ZEALAND (continued)
17,741	Freightways Ltd.	$26,579
72,534	Infratil Ltd.	65,200
14,506	Mainfreight Ltd.	30,793
58,320	New Zealand Oil & Gas Ltd.	37,911
31,497	New Zealand Refining Co. Ltd. (The)	103,172
18,514	Nuplex Industries Ltd.	27,079
33,654	PGG Wrightson Ltd.	21,877
23,220	Port of Tauranga Ltd.	68,985
76,230	Ryman Healthcare Ltd.	53,812
15,128	Sanford Ltd.	41,179
54,830	Sky City Entertainment Group Ltd.	86,321
18,902	Sky Network Television Ltd.	40,029
16,969	Steel & Tube Holdings Ltd.	25,422
41,878	Tower Ltd.	35,092
10,955	TrustPower Ltd.	41,504
17,838	Vector Ltd.	20,020
34,146	Warehouse Group Ltd. (The)	63,642

		1,017,473

NORWAY — 0.1%
31,000	Acta Holding ASA	8,505
7,600	Aktiv Kapital ASA	43,896
10,000	Atea ASA(b)	23,537
10,800	Austevoll Seafood ASA	20,117
5,520	Blom ASA(b)	14,028
4,500	Bonheur ASA	82,522
29,500	BW Offshore Ltd.(b)	20,446
3,200	Camillo Eitzen & Co. ASA	6,700
8,800	Cermaq ASA	33,546
5,000	Copeinca ASA(b)	8,267
136,848	DNO International ASA(b)	86,945
5,000	DOF ASA	24,475
13,800	EDB Business Partner ASA	23,912
19,000	Eitzen Chemical ASA(b)	31,825
5,500	Ekornes ASA	50,629
4,800	Electromagnetic Geoservices AS(b)	2,495
3,400	Farstad Shipping ASA	39,276
6,500	Ganger Rolf ASA	122,015
3,080	Kongsberg Gruppen ASA	132,977
527,000	Marine Harvest(b)	114,145
1,634	Norse Energy Corp. ASA(b)	906
27,700	Norske Skogindustrier ASA(b)	54,397
4,652	Norwegian Air Shuttle AS(b)	26,802
3,050	Odfjell ASA - Class A	17,176
5,000	Rieber & Son ASA	29,962
14,000	Roxar ASA(b)	7,581
9,400	Schibsted ASA	89,583
12,274	Sevan Marine ASA(b)	10,545
3,800	Solstad Offshore ASA	41,839
9,593	Songa Offshore ASA(b)	16,899
7,714	SpareBank 1 SMN	30,631
18,200	Storebrand ASA	46,516
17,000	Tandberg ASA	210,861

Shares		Value

NORWAY (continued)
20,800	TGS Nopec Geophysical Co. ASA(b)	$119,387
24,200	Tomra Systems ASA	81,419
15,000	Veidekke ASA	60,213
3,250	Wilh Wilhelmsen ASA - Class A	37,308

		1,772,283

PHILIPPINES — 0.0%
1,120,000	Aboitiz Equity Ventures, Inc.	134,769
5,289	China Banking Corp.	41,312
80,000	Filinvest Development Corp.	1,723
2,159,375	Filinvest Land, Inc.	19,146
88,100	First Philippine Holdings Corp.(b)	36,267
155,000	Jollibee Foods Corp.	129,248
3,091,696	Megaworld Corp.	37,855
35,000	Metropolitan Bank & Trust	16,994
66,200	Philippine National Bank(b)	19,565
7,400	Philippine Stock Exchange, Inc.	20,777
150,900	Robinsons Land Corp.	14,813
26,700	Security Bank Corp.	13,246
273,815	Universal Robina Corp.	41,040
1,823,000	Vista Land & Lifescapes, Inc.	38,099

		564,854

POLAND — 0.1%
7,596	Agora SA	29,200
14,296	Alchemia SA(b)	30,700
7,270	Apator SA	20,036
1,272	Bank BPH SA(b)	12,778
6,112	Budimex SA(b)	97,385
19,846	Cersanit-Krasnystaw SA(b)	51,848
3,727	Ciech SA	25,679
112,000	Echo Investment SA(b)	62,379
526	Elektrobudowa SA	21,141
32,056	Eurocash SA	78,225
21,032	Fabryka Kotlow Rafako SA(b)	20,710
6,186	Farmacol SA(b)	44,221
4,055	Firma Oponiarska Debica SA	41,327
4,706	Grupa Kety SA	81,062
6,694	Grupa Lotos SA(b)	14,990
45,450	Impexmetal SA	17,876
4,255	Koelner SA(b)	9,992
350	LPP SA(b)	108,620
5,176	Mondi Swiecie SA(b)	58,399
8,958	Mostostal Zabrze SA(b)	7,715
1,856	Mostostal-Warszawa SA(b)	25,512
18,682	Multimedia Polska SA	38,348
90,939	Netia SA(b)	67,618
3,805	NG2 SA(b)	41,510
10,774	Orbis SA	77,018
1,308	PBG SA(b)	76,604
16,684	Pfleiderer Grajewo SA	28,739
98,710	Polimex Mostostal SA	69,996
3,298	Polska Grupa Farmaceutyczna SA(b)	17,800

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

POLAND (continued)
20,836	Polski Koncern Miesny Duda SA(b)	$6,460
301	Przedsiebiorstwo Eksportu I Importu Kopex SA(b)	865
2,288	Sygnity SA(b)	13,334
363,944	Synthos SA(b)	39,704
7,830	Vistula & Wolczanka SA(b)	5,507
1,517	Zaklady Azotowe Pulawy SA	17,556
2,268	Zaklady Tluszczowe Kruszwica	27,034

		1,387,888

PORTUGAL — 0.1%
8,360	Altri SGPS SA	21,226
56,599	Banco BPI SA	107,979
471,470	Banco Comercial Portugues SA - Class A(b)	482,934
14,988	Banco Espirito Santo SA	99,791
18,343	Banif SA	26,070
24,134	BRISA	159,758
19,118	Cimpor Cimentos de Portugal SGPS SA	89,102
7,786	Corticeira Amorim SA	8,972
18,043	Finibanco Holding SGPS SA	46,204
8,032	Impresa SGPS(b)	7,919
17,091	Jeronimo Martins SGPS SA	87,205
19,947	Mota Engil SGPS SA	62,292
40,877	Portucel Empresa Produtora de Pasta e Papel SA	77,304
1,736	Portugal Telecom SGPS SA	14,003
10,664	REN - Redes Energeticas Nacionais SA	40,962
19,000	SAG GEST-Solucoes Automovel Globais SGPS SA	26,274
13,909	Semapa - Sociedade de Investimento e Gestao	113,265
14,400	Sonae Industria SGPS SA	29,832
163,952	Sonae SGPS SA	101,393
26,370	SONAECOM - SGPS SA(b)	37,816
37,560	Teixeira Duarte - Engenharia Construcoes SA - Class C	26,595
13,939	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	75,316

		1,742,212

SINGAPORE — 0.1%
163,000	Allgreen Properties Ltd.	50,749
7,400	Bonvests Holdings Ltd.	2,843
6,000	Bukit Sembawang Estates Ltd.	15,143
11,000	Cerebos Pacific Ltd.(b)	23,536
148,000	Chartered Semiconductor Manufacturing Ltd.(b)	23,039
177,000	Chuan Hup Holdings Ltd.	21,105
76,000	Cosco Corp. Singapore Ltd.	39,772
15,550	Creative Technology Ltd.(b)	42,748
34,000	CSE Global Ltd.	8,671
40,000	Ezra Holdings Ltd.	17,356

Shares		Value

SINGAPORE (continued)
27,000	Goodpack Ltd.	$13,951
38,000	Guocoland Ltd.	26,934
99,000	Hi-P International Ltd.	21,314
29,000	Ho Bee Investment Ltd.	6,820
63,000	Hong Leong Asia Ltd.	24,205
24,000	Hotel Plaza Ltd.	17,965
50,600	Hotel Properties Ltd.	35,530
56,000	Hwa Hong Corp. Ltd.	12,427
49,000	Hyflux Ltd.	57,452
73,000	Jaya Holdings Ltd.	13,056
92,950	Jurong Technologies Industrial Corp. Ltd.	1,539
257,000	K1 Ventures Ltd.	23,834
73,000	Keppel Land Ltd.	67,700
25,000	Keppel Telecommunications & Transportation Ltd.	12,089
86,400	Kim Eng Holdings Ltd.	57,234
32,000	KS Energy Services Ltd.	15,898
85,000	Metro Holdings Ltd.	17,455
66,000	MobileOne Ltd.	70,827
94,000	Neptune Orient Lines Ltd.	70,363
32,000	NSL Ltd.	18,018
69,000	Olam International Ltd.	56,677
29,000	Orchard Parade Holdings Ltd.	12,583
69,600	OSIM International Ltd.(b)	2,997
112,320	Parkway Holdings Ltd.	86,308
45,000	Petra Foods Ltd.	12,520
140,000	Raffles Education Corp. Ltd.	48,688
43,000	SBS Transit Ltd.	49,848
12,142	SC Global Developments Ltd.	3,901
61,000	Singapore Food Industries Ltd.	37,579
41,000	Singapore Land Ltd.	89,898
6,000	Singapore Petroleum Co. Ltd.	9,738
191,000	Singapore Post Ltd.	97,423
95,000	SMRT Corp. Ltd.	100,060
30,000	Tat Hong Holdings Ltd.	12,023
18,000	United Engineers Ltd.	13,474
109,000	United Industrial Corp. Ltd.	88,812
94,000	UOB-Kay Hian Holdings Ltd.	57,909
179,000	UOL Group Ltd.	232,406
35,000	Venture Corp. Ltd.	94,826
20,000	WBL Corp. Ltd.	52,332
84,000	Wing Tai Holdings Ltd.	38,672
86,000	Yanlord Land Group Ltd.	54,120

		2,082,367

SOUTH AFRICA — 0.2%
8,486	Adcorp Holdings Ltd.	19,038
32,497	Aeci Ltd.	162,334
72,642	Afgri Ltd.	35,013
115,872	African Bank Investments Ltd.	298,548
43,741	African Oxygen Ltd.	101,559
23,723	African Rainbow Minerals Ltd.	278,889
21,133	Allied Technologies Ltd.	104,552
18,232	Argent Industrial Ltd.	17,415

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

SOUTH AFRICA (continued)
17,514	Aspen Pharmacare Holdings Ltd.(b)	$72,664
10,760	Astral Foods Ltd.	95,926
26,468	Aveng Ltd.	68,455
89,783	AVI Ltd.	171,430
26,384	Avuza Ltd.(b)	46,009
6,892	Bell Equipment Ltd.	8,940
57,968	Caxton and CTP Publishers and Printers Ltd.	65,308
2,787	Ceramic Industries Ltd.	20,478
66,781	Cipla Medpro South Africa Ltd.(b)	17,010
7,765	City Lodge Hotels Ltd.	55,152
37,778	DataTec Ltd.(b)	56,625
14,595	Discovery Holdings Ltd.	36,418
12,341	Distell Group Ltd.	68,914
17,471	Distribution and Warehousing Network Ltd.(b)	11,981
57,380	DRDGOLD Ltd.	40,474
10,599	Exxaro Resources Ltd.	71,065
52,648	Foschini Ltd.	236,226
35,515	Gold Reef Resorts Ltd.	58,278
76,830	Grindrod Ltd.	100,558
15,617	Group Five Ltd.	49,417
4,521	Highveld Steel and Vanadium Corp. Ltd.	22,854
4,019	Hudaco Industries Ltd.	24,411
13,781	Hulamin Ltd.	17,484
37,047	Iliad Africa Ltd.(b)	29,035
52,630	Illovo Sugar Ltd.	123,022
27,888	Imperial Holdings Ltd.	140,567
39,249	Investec Ltd.	144,576
31,492	JD Group Ltd.	112,918
3,200	JSE Ltd.	12,461
18,111	Lewis Group Ltd.	76,294
9,141	Massmart Holdings Ltd.	73,101
73,716	Medi-Clinic Corp. Ltd.	157,434
206,251	Merafe Resources Ltd.(b)	14,346
30,264	Metair Investments Ltd.	16,514
39,498	Metorex Ltd.(b)	8,436
160,419	Metropolitan Holdings Ltd.	191,733
29,939	Mondi Ltd.	94,766
25,000	Mr. Price Group Ltd.	63,679
17,037	Murray & Roberts Holdings Ltd.	72,104
36,329	Mvelaphanda Group Ltd.	15,482
138,512	Nampak Ltd.	177,762
88,050	Netcare Ltd.(b)	76,858
60,117	New Clicks Holdings Ltd.	97,177
14,819	Northam Platinum Ltd.	25,406
8,920	Omnia Holdings Ltd.	43,606
54,939	Peregrine Holdings Ltd.	38,806
13,539	Pick’n Pay Stores Ltd.	44,699
26,767	Pretoria Portland Cement Co. Ltd.	77,620
12,814	PSG Group Ltd.	18,077
9,205	Raubex Group Ltd.	15,330

Shares		Value

SOUTH AFRICA (continued)
32,901	Reunert Ltd.	$152,458
109,299	SA Corporate Real Estate Fund	28,697
10,734	Santam Ltd.	82,023
86,362	Sappi Ltd.	282,585
29,818	Sentula Mining Ltd.(c)	14,109
109,170	Simmer & Jack Mines Ltd.(b)	22,460
38,542	Spar Group Ltd. (The)	205,406
221,810	Steinhoff International Holdings Ltd.	260,761
19,861	Sun International Ltd.	171,710
58,372	Super Group Ltd.(b)	8,864
4,050	Tiger Brands Ltd.	55,940
3,000	Tiger Wheels Ltd.(b)(c)	2,148
13,161	Tongaat Hulett Ltd.	85,742
24,146	Trencor Ltd.	47,310
22,078	Truworths International Ltd.	76,243
14,868	Wesizwe(b)	1,690
9,523	Wilson Bayly Holmes-Ovcon Ltd.	90,663
191,832	Woolworths Holdings Ltd.	252,769

		6,236,812

SOUTH KOREA — 0.2%
3,031	Bukwang Pharmaceutical Co. Ltd.	43,940
23,540	Busan Bank(b)	108,008
5,275	Cheil Industries, Inc.	127,898
460	Cheil Worldwide, Inc.	60,017
438	CJ CheilJedang Corp.	49,210
2,890	CJ Corp.	70,176
4,980	Daeduck Electronics Co.(b)	11,858
17,260	Daegu Bank(b)	88,452
10,000	Daekyo Co. Ltd.	30,806
4,180	Daelim Industrial Co. Ltd.(b)	143,161
2,900	Daewoo Motor Sales Corp.(b)	12,907
11,810	Daishin Securities Co. Ltd.	141,247
638	Dong-A Pharmaceutical Co. Ltd.(b)	40,804
2,386	Dongbu HiTek Co. Ltd.(b)	5,811
1,740	Dongbu Insurance Co. Ltd.	18,414
4,172	Dongkuk Steel Mill Co. Ltd.	75,148
8,200	Doosan Construction & Engineering Co. Ltd.(b)	33,879
396	Doosan Corp.(b)	30,426
4,080	Doosan Infracore Co. Ltd.(b)	40,220
1,215	Glovis Co. Ltd.(b)	42,978
1,021	GS Engineering & Construction Corp.(b)	44,404
8,230	GS Holdings Corp.(b)	159,577
8,870	Halla Climate Control(b)	45,006
720	Hanil Cement Co. Ltd.(b)	32,670
3,232	Hanjin Heavy Industries & Construction Co. Ltd.(b)	72,038
1,420	Hanjin Heavy Industries & Construction Holdings Co. Ltd.(b)	13,020

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
2,010	Hanjin Transportation Co. Ltd.(b)	$51,722
8,200	Hankook Tire Co. Ltd.	79,052
960	Hankuk Glass Industries, Inc.(b)	13,082
873	Hanmi Pharm Co. Ltd.(b)	68,658
4,500	Hansol Paper Co.(b)	28,606
9,345	Hanwha Chemical Corp.(b)	49,787
3,129	Honam Petrochemical Corp.(b)	133,815
5,940	Hotel Shilla Co. Ltd.	55,542
3,380	Hyosung Corp.(b)	120,049
15,220	Hyundai Autonet Co. Ltd.(b)	31,773
1,660	Hyundai Department Store Co. Ltd.(b)	76,888
5,130	Hyundai Development Co.(b)	137,583
790	Hyundai Elevator Co. Ltd.(b)	32,754
1,359	Hyundai H&S Co. Ltd.(b)	60,779
6,580	Hyundai Hysco	30,716
8,560	Hyundai Marine & Fire Insurance Co. Ltd.	76,938
19,241	Hyundai Securities Co.	151,323
11,790	Industrial Bank of Korea(b)	74,777
5,640	Kangwon Land, Inc.(b)	52,328
789	KCC Corp.	163,565
28,380	KIA Motors Corp.(b)	161,895
2,054	KISWIRE Ltd.(b)	43,848
6,510	Korea Investment Holdings Co. Ltd.	133,541
2,220	Korea Kumho Petrochemical Co.(b)	34,436
428	Korea Line Corp.(b)	20,320
970	Korea Zinc Co. Ltd.(b)	63,279
5,400	Korean Airlines Co. Ltd.(b)	138,562
9,331	Korean Reinsurance Co.	63,983
7,730	KP Chemical Corp.(b)	27,427
3,940	Kumho Industrial Co. Ltd.(b)	39,983
4,400	LG Dacom Corp.	59,003
3,130	LG Fashion Corp.(b)	41,292
4,149	LG International Corp.	55,035
1,050	LG Life Sciences Ltd.(b)	30,596
6,570	LG Telecom Ltd.(b)	44,337
6,640	LIG Insurance Co. Ltd.	55,109
80	Lotte Chilsung Beverage Co. Ltd.(b)	50,449
100	Lotte Confectionary Co. Ltd.(b)	88,069
6,810	Lotte Midopa Co. Ltd.(b)	38,256
917	LS Corp.(b)	49,851
2,270	LS Industrial Systems Co. Ltd.(b)	78,239
21,654	Macquarie Korea Infrastructure Fund	79,577
8,990	Meritz Fire & Marine Insurance Co. Ltd.	23,426
1,170	Mirae Asset Securities Co. Ltd.	63,605
90	Namyang Dairy Products Co. Ltd.(b)	30,400
900	NCSoft Corp.	41,229

Shares		Value

SOUTH KOREA (continued)
317	Nong Shim Co. Ltd.	$46,070
310	Orion Corp.(b)	31,795
638	Pacific Corp.(b)	43,193
2,786	Poongsan Corp.(b)	20,497
523	Poongsan Holdings Corp.(b)	4,360
641	S1 Corp. Korea	22,047
480	Samchully Co. Ltd.(b)	41,751
3,140	Samsung Electro-Mechanics Co. Ltd.	78,295
960	Samsung Engineering Co. Ltd.	38,202
2,470	Samsung Fine Chemicals Co. Ltd.	76,986
1,009	Samyang Corp.(b)	20,369
3,540	Seah Besteel Corp.(b)	39,259
890	Sindo Ricoh Co. Ltd.(b)	33,998
1,200	SK Chemicals Co. Ltd.	29,574
370	SK Gas Co. Ltd.	13,678
4,930	SK Networks Co. Ltd.(b)	32,698
26,950	SK Securities Co. Ltd.	29,204
4,200	SKC Co. Ltd.(b)	40,490
3,995	Ssangyong Cement Industrial Co. Ltd.(b)	17,548
10,290	Ssangyong Motor Co.(b)	9,883
860	STX Corp. Co. Ltd(b)	12,592
5,270	STX Pan Ocean Co. Ltd(b)	38,963
4,200	STX Shipbuilding Co. Ltd.(b)	43,991
2,230	Sungshin Cement Co. Ltd.(b)	6,247
70	Taekwang Industrial Co. Ltd.	46,224
18,720	Taeyoung Engineering & Construction(b)	61,943
4,070	Taihan Electric Wire Co. Ltd.(b)	46,612
9,558	Tong Yang Securities, Inc.	52,376
1,220	Union Steel	12,513
4,740	Woongjin Coway Co. Ltd.(b)	87,956
2,750	Woongjin Holdings Co. Ltd.(b)	23,023
5,710	Woori Investment & Securities Co. Ltd.	70,361
1,006	Yuhan Corp.(b)	146,569

		5,906,826

SPAIN — 0.3%
8,280	Abengoa SA	129,764
641	Acciona SA	72,635
20,761	Acerinox SA	272,202
924	Adolfo Dominguez	7,868
3,200	Amper SA	20,118
12,564	Antena 3 de Television SA	59,200
14,572	Avanzit SA(b)	16,419
340	Banco de Andalucia SA	13,173
130,578	Banco de Sabadell SA	655,390
16,788	Banco de Valencia SA	167,663
13,503	Banco Espanol de Credito SA	123,445
22,078	Banco Guipuzcoano SA	147,562
28,489	Banco Pastor SA	169,619
40,869	Bankinter SA	354,787
920	Baron de Ley(b)	36,375

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

SPAIN (continued)
1,174	Bolsas y Mercados Espanoles	$25,569
5,014	Campofrio Food SA	55,083
1,581	Cementos Portland Valderrivas SA	46,154
15,388	Cintra Concesiones de Infraestructuras de Transporte SA	76,643
276	Construcciones y Auxiliar de Ferrocarriles SA	75,625
2,521	Corp. Dermoestetica(b)	9,877
7,290	Duro Felguera SA	42,470
18,256	Ebro Puleva SA	225,801
7,151	Elecnor SA	61,804
11,989	Enagas.	208,769
167,957	Ercros SA(b)	38,709
17,487	FAES FARMA SA	75,903
6,615	Fomento de Construcciones y Contratas SA	173,207
6,773	Gamesa Corp. Tecnologica SA	114,298
2,974	General de Alquiler de Maquinaria(b)	19,877
19,858	Gestevision Telecinco SA	171,372
6,792	Grifols SA	119,837
10,408	Grupo Catalana Occidente SA	159,250
14,650	Grupo Empresarial Ence SA	42,955
14,772	Grupo Ferrovial SA	393,789
97,314	Iberia Lineas Aereas de Espana	225,526
1,200	Iberpapel Gestion SA	14,904
6,761	Indra Sistemas SA	136,344
107,992	La Seda de Barcelona SA - Class B(b)	48,395
1,816	Laboratorios Almirall SA	15,207
2,218	Mecalux SA	30,841
1,142	Miquel y Costas	17,839
44,377	Natraceutical SA(b)	27,274
10,073	NH Hoteles SA	41,788
9,697	Obrascon Huarte Lain SA	113,358
4,743	Papeles y Cartones de Europa SA	21,012
697	Pescanova SA	25,836
2,939	Promotora de Informaciones SA	7,601
5,465	Prosegur Cia de Seguridad SA	168,006
7,247	Red Electrica Corp. SA	298,784
15,019	Sacyr Vallehermoso SA	128,843
18,736	Service Point Solutions SA	16,073
11,627	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola (Sniace)(b)	13,101
10,804	Sol Melia SA	54,642
12,812	SOS Cuetara SA	155,842
13,232	Tavex Algodonera SA(b)	8,132
3,082	Tecnicas Reunidas SA	80,305
5,000	Telecomunicaciones y Energia(b)	23,495
22,221	Tubacex SA	57,757
6,501	Tubos Reunidos SA	16,315

Shares		Value

SPAIN (continued)
1,465	Unipapel SA	$17,632
1,457	Vertice Trescientos Sesenta Grados(b)	1,194
4,040	Vidrala SA	80,075
10,207	Viscofan SA	192,114
6,850	Vocento SA	30,522
4,804	Zardoya Otis SA	86,053
38,050	Zeltia SA	180,260

		6,718,282

SWEDEN — 0.1%
4,500	AarhusKarlshamn AB	64,280
4,550	Active Biotech AB(b)	16,371
2,200	AddTech AB - Class B	20,512
2,000	AF AB - Class B	24,863
4,250	Axfood AB	80,776
5,000	Axis Communications AB	30,033
1,600	B&B Tools AB - Class B	9,525
4,600	BE Group AB	9,678
2,900	Beijer Alma AB	21,059
5,200	Bilia AB - Class A	10,878
3,700	Biovitrum AB(b)	22,335
4,900	Cardo AB	73,215
2,600	Catena AB	20,046
4,550	Clas Ohlson AB - Class B	37,120
7,100	Concordia Maritime AB - Class B	11,457
11,500	D Carnegie AB(c)(d)	24,469
37,120	Electrolux AB - Series B	268,447
19,800	Elekta AB - Class B	225,437
3,250	Enea AB(b)	8,858
6,400	Eniro AB	8,262
1,262	Getinge AB - Class B	16,858
10,800	Gunnebo AB	22,463
8,900	Hakon Invest AB	92,024
5,800	Haldex AB	20,799
2,640	Hexagon AB - Class B	8,868
829	Hexpol AB(b)	1,576
8,000	HIQ International AB(b)	20,082
5,500	Hoganas AB - Class B	47,500
10,841	Holmen AB - Class B	222,243
5,952	Husqvarna AB - Class A	23,977
20,600	Husqvarna AB - Class B	86,185
3,900	Industrial & Financial Systems - Class B	19,207
2,800	Indutrade AB	27,111
10,200	Intrum Justitia AB	83,519
27,734	JM AB	142,221
8,298	KappAhl Holding AB	27,872
11,100	Lindab International AB	62,627
18,952	Lundin Petroleum AB(b)	93,789
29,033	Meda AB - Class A	193,478
775	Mekonomen AB	7,596
8,700	Micronic Laser Systems AB(b)	7,228
11,250	Munters AB	51,101
5,000	NCC AB - Class B	30,481

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

SWEDEN (continued)
11,000	Nibe Industrier AB - Class B	$66,073
21,900	Nobia AB	45,288
4,200	Nolato AB - Class B	17,572
21,562	PA Resources AB(b)	39,692
32,900	Peab AB	103,037
10,400	Q-Med AB	38,538
15,072	Ratos AB - Class B	195,027
9,796	Rezidor Hotel Group AB	17,213
4,400	RNB Retail and Brands AB(b)	2,104
14,000	SAS AB(b)	74,136
2,500	Skanditek Industriforvaltning AB	3,362
5,200	SkiStar AB	48,328
6,500	Sweco AB - Class B	29,758
18,600	Trelleborg AB - Class B	98,050

		3,074,604

SWITZERLAND — 0.6%
432	Acino Holding AG	78,959
4,060	Actelion Ltd.(b)	221,219
10,000	Addax Petroleum Corp.	159,837
20,053	Adecco SA	675,291
275	Affichage Holding AG	28,688
261	AFG Arbonia-Forster Holding	26,665
778	Allreal Holding AG	75,996
934	Also Holding AG	23,191
12,716	Aryzta AG(b)(e)	316,675
4,679	Aryzta AG(b)(e)	116,985
5,613	Ascom Holding AG(b)	38,278
176	Bachem Holding AG - Class B	11,494
10,088	Baloise Holding AG	628,380
1,453	Bank Coop AG	93,326
6,000	Bank Sarasin & Compagnie AG - Class B	144,581
234	Banque Cantonale de Geneve	43,173
527	Banque Cantonale Vaudoise	148,004
6	Banque Privee Edmond de Rothschild SA	134,494
306	Barry Callebaut AG(b)	137,184
1,515	Basilea Pharmaceutica(b)	188,738
398	Basler Kantonalbank	39,426
58	Belimo Holding AG	37,003
27	Bell Holding AG	33,753
966	Bellevue Group AG	30,815
1,259	Berner Kantonalbank AG	243,572
821	BKW FMB Energie AG	70,428
1,600	Bobst Group AG	43,176
1,432	Bucher Industries AG	141,978
323	Burckhardt Compression Holding AG	34,948
40	Centralschweizerische Kraftwerke AG(b)	13,794
2,250	Charles Voegele Holding AG - Class A(b)	61,104
5,122	Ciba Holding AG	216,291
47,951	Clariant AG(b)	238,949

Shares		Value

SWITZERLAND (continued)
250	Coltene Holding AG	$9,484
31,118	Compagnie Financiere Richemont SA - Class A	456,079
35	Conzzeta Holding AG	45,263
402	Cytos Biotechnology AG(b)	8,526
1,600	Daetwyler Holding AG(b)	60,695
597	Dufry Group	9,728
7,538	EFG International AG	91,634
34	Elektrizitaets-Gesellschaft Laufenburg AG(b)	32,801
809	Emmi AG	77,420
1,783	EMS-Chemie Holding AG	127,665
3,730	Energiedienst Holding AG(b)	144,711
973	Flughafen Zuerich AG	217,895
331	Forbo Holding AG(b)	53,649
944	Galenica AG	296,043
3,239	Geberit AG	314,433
880	Georg Fischer AG(b)	145,440
519	Givaudan SA	352,369
96	Gurit Holding AG	31,058
732	Helvetia Holdings AG	154,932
39,904	Holcim Ltd.	1,614,875
109	Jelmoli Holding AG	212,380
7,910	Julius Baer Holding AG	235,820
483	Kaba Holding AG - Class B	99,940
714	Kardex AG(b)	17,852
200	Komax Holding AG	9,475
10,619	Kudelski SA	99,150
4,281	Kuehne & Nagel International AG	236,213
684	Kuoni Reisen Holding	195,193
3	Lindt & Spruengli AG	57,858
9,109	Logitech International SA(b)	88,506
3,739	Lonza Group AG	342,019
800	Luzerner Kantonalbank AG	171,049
418	Meyer Burger Technology AG(b)	31,893
4,780	Micronas Semiconductor Holding(b)	14,218
5,846	Mobilezone Holding AG	33,214
760	Mobimo Holding AG(b)	88,259
1,745	Nobel Biocare Holding AG	26,945
554	OC Oerlikon Corp AG(b)	19,057
333	Orell Fuessli Holding AG	39,762
475	Partners Group Holding AG	31,656
4,670	Petroplus Holdings AG(b)	92,200
124	Phoenix Mecano AG	36,241
347	Precious Woods Holding AG(b)	10,620
390	PubliGroupe SA	25,890
915	Rieter Holding AG	103,262
203	Romande Energie Holding SA	345,655
2,057	Schindler Holding AG	89,913
1,453	Schulthess Group	47,352
200	Schweiter Technologies AG	63,454
151	Schweizerishe National-Versicherungs-Gesellsschaft	77,980

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

SWITZERLAND (continued)
231	SGS SA	$244,961
436	Siegfried Holding AG	33,830
267	Sika AG	210,626
120	Societa Elettrica Sopracenerina SA	26,899
4,019	Sonova Holding AG	194,037
461	St. Galler Kantonalbank	151,428
381	Straumann Holding AG	58,502
2,077	Sulzer AG	103,859
2,650	Swatch Group AG(e)	296,780
4,263	Swatch Group AG(e)	95,191
32,384	Swiss Reinsurance	863,834
38,012	Swisslog Holding AG(b)	13,436
1,620	Swissquote Group Holding SA	60,755
424	Tamedia AG	17,181
2,779	Tecan Group AG	91,763
10,048	Temenos Group AG(b)	88,361
300	Valartis Group AG	3,259
4,161	Valiant Holding AG	723,574
541	Valora Holding AG	78,265
35	Vaudoise Assurances Holding SA	4,526
3,263	Vontobel Holding AG	55,560
609	VZ Holding AG	18,639
390	Walter Meier AG - Class A	22,108
531	Ypsomed Holding AG(b)	37,539
60	Zehnder Group AG	44,745
20	Zuger Kantonalbank AG	68,971

		15,292,750

TAIWAN — 0.1%
24,180	Ability Enterprise Co. Ltd.	15,262
70,000	Accton Technology Corp.(b)	14,922
39,790	Altek Corp.	31,334
44,000	Ambassador Hotel (The)	37,073
40,168	AmTran Technology Co. Ltd.	12,139
76,265	Arima Photovoltaic & Optical Corp.(b)(c)	5,586
27,000	Avermedia Technologies, Inc.	17,524
59,280	Bank of Kaohsiung	11,402
21,030	Basso Industry Corp.	9,141
259,350	BES Engineering Corp.	45,712
138,000	Cathay No. 1 REIT	38,211
189,000	Cathay Real Estate Development Co. Ltd.	38,095
121,000	Cheng Loong Corp.	22,696
26,597	Cheng Uei Precision Industry Co. Ltd.	25,736
106,720	Chia Hsin Cement Corp(b)	36,222
53,017	Chicony Electronics Co. Ltd.	47,749
98,440	China Life Insurance Co. Ltd.(b)	33,265
217,505	China Manmade Fibers	24,802
37,471	China Metal Products	17,460
55,000	China Motor Corp.	13,329

Shares		Value

TAIWAN (continued)
181,260	China Petrochemical Development Corp.(b)	$32,272
30,114	China Steel Chemical Corp.	45,277
59,000	Chin-Poon Industrial Co.	16,600
23,000	Chroma Ate, Inc.	12,086
90,389	Chun Yuan Steel	25,512
51,000	Chung Hsin Electric & Machinery Manufacturing Corp.	19,436
66,000	Chung Hung Steel Corp.	22,106
55,000	Chung HWA Pulp Corp.	13,509
343,000	CMC Magnetics Corp.(b)	46,874
24,150	Compal Communications, Inc.	15,459
111,000	Compeq Manufacturing Co.	13,451
81,689	Continental Engineering Corp.	19,457
30,425	Cosmos Bank Taiwan(b)	1,703
77,838	CTCI Corp.	48,319
32,136	CyberTAN Technology, Inc.	21,241
16,000	Depo Auto Parts Ind. Co. Ltd.	17,983
56,397	D-Link Corp.	31,063
160,739	Eastern Media International	15,697
32,000	Elan Microelectronics Corp.	22,913
24,570	Elite Semiconductor Memory Technology, Inc.	14,521
166,789	Elitegroup Computer Systems	27,809
29,080	Entie Commercial Bank(b)	8,563
90,933	Eternal Chemical Co. Ltd.	39,257
99,000	Evergreen International Storage & Transport Corp.	45,539
20,264	Everlight Electronics Co. Ltd.	26,546
255,014	Far Eastern International Bank(b)	38,114
45,320	Feng Hsin Iron & Steel Co.	48,575
42,599	Feng TAY Enterprise Co. Ltd.	19,215
7,345	Formosa International Hotels Corp.	62,653
27,300	Giant Manufacturing Co. Ltd.	57,709
94,500	Gigabyte Technology Co. Ltd.	33,059
183,559	Goldsun Development & Construction Co. Ltd.	47,656
66,000	Great Taipei Gas Co. Ltd.	22,303
41,233	Great Wall Enterprise Co.	29,156
54,866	Greatek Electonics, Inc.	28,587
12,601	Highwealth Construction Corp.	5,196
37,743	Hung Poo Real Estate Development Corp.	21,688
69,000	Hung Sheng Construction Co. Ltd.	13,148
35,341	Ichia Technologies, Inc.	7,144
19,792	Johnson Health Tech Co. Ltd.	11,520
75,730	Kenda Rubber Industrial Co. Ltd.(b)	27,958
123,456	King Yuan Electronics Co. Ltd.	22,385
141,185	King’s Town Bank(b)	22,447
244,343	Kinpo Electronics, Inc.	40,448
25,000	LEE Chang Yung Chem IND Corp.	16,152

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

TAIWAN (continued)
124,745	Lien Hwa Industrial Corp.	$41,969
78,841	Long Bon Development Co. Ltd.	14,084
18,000	Merida Industry Co. Ltd.	20,847
17,849	Merry Electronics Co. Ltd.	12,382
137,347	Micro-Star International Co. Ltd.	65,837
16,044	Nan Kang Rubber Tire Co. Ltd.	6,329
48,000	Nien Hsing Textile Co. Ltd.	11,004
87,360	Opto Technology Corp.	29,261
62,473	Oriental Union Chemical Corp.	24,366
36,569	Pan-International Industrial	28,852
50,542	Phoenix Precision Technology Corp.	10,112
26,260	Pihsiang Machinery Manufacturing Co. Ltd.	33,815
179,026	Prince Housing Development Corp.	23,453
121,000	Prodisc Technology, Inc.(b)(c)(d)	5,368
240,000	Ritek Corp.(b)	32,869
20,000	Ruentex Development Co. Ltd.	9,944
99,000	Ruentex Industries Ltd.	51,582
142,497	Sampo Corp.(b)	14,213
94,519	Sanyang Industrial Co. Ltd.	17,447
37,000	Sheng Yu Steel Co. Ltd.	21,151
53,000	Shihlin Electric & Engineering Corp.	43,552
32,000	Shihlin Paper Corp.(b)	17,769
49,000	Shin Kong No.1 Reit	11,525
192,425	Shinkong Synthetic Fibers Corp.	22,515
205,869	Silicon Integrated Systems Corp.(b)	30,585
52,170	Sincere Navigation Corp.	35,958
59,879	Sintek Photronic Corp.(b)	6,828
30,434	Sinyi Realty Co.	21,747
24,069	Springsoft, Inc.	10,642
50,399	Sunplus Technology Co. Ltd.	18,757
38,500	Sunrex Technology Corp.	17,194
63,290	TA Chen Stainless Pipe Co. Ltd.	23,554
249,000	TA Chong Bank Co. Ltd.(b)	29,654
171,595	Taichung Commercial Bank	29,121
169,000	Tainan Spinning Co. Ltd.	30,190
65,684	Taiwan Life Insurance Co. Ltd.	30,019
71,544	Taiwan Navigation Co. Ltd.	80,943
38,117	Taiwan Secom Co. Ltd.	47,834
46,359	Taiwan Sogo Shin Kong Security Co. Ltd.	19,738
79,483	Taiwan Styrene Monomer Corp.	17,772
72,000	Taiwan TEA Corp.(b)	22,508
62,764	Test-Rite International Co.	28,591
152,000	Ton Yi Industrial Corp.	42,992
33,845	Tong Yang Industry Co. Ltd.	12,042
36,764	Tsann Kuen Enterprise Co. Ltd.	13,190
84,135	TSRC Corp.	60,369
131,000	Union Bank of Taiwan(b)	20,827

Shares		Value

TAIWAN (continued)
112,783	Universal Scientific Industrial Co. Ltd.	$24,244
53,039	UPC Technology Corp.	14,212
111,000	USI Corp.	37,344
62,526	Walsin Technology Corp.	11,523
356,367	Waterland Financial Holdings	53,793
372,000	Winbond Electronics Corp.(b)	33,448
132,000	Wintek Corp.	22,755
117,597	Ya Hsin Industrial Co. Ltd.(b)(c)(d)	0
274,000	Yageo Corp.	31,163
247,872	Yieh Phui Enterprise Co. Ltd.	66,419
253,242	Yuen Foong Yu Paper Manufacturing Co. Ltd.	49,913
71,000	Yungtay Engineering Co. Ltd.	26,424
14,169	Zinwell Corp.	14,322
30,416	Zyxel Communications Corp.	13,357

		3,296,184

THAILAND — 0.1%
108,700	Amata Corp. Public Co. Ltd.	11,876
344,900	Asian Property Development Public Co. Ltd.	21,307
75,000	Bangkok Dusit Medical Services Public Co. Ltd.	36,465
58,400	Bangkok Expressway Public Co. Ltd.	27,058
8,600	Bangkok Insurance Public Co. Ltd.	46,732
1,200,000	Bangkok Land Public Co. Ltd. - NVDR(b)	7,894
91,200	BEC World Public Co. Ltd.	49,297
226,800	CalComp Electronics Public Co. Ltd.	10,054
226,100	Central Plaza Hotel Public Co. Ltd.	20,046
190,700	CH Karnchang Public Co. Ltd.	20,725
1,631,600	Charoen Pokphand Foods Public Co. Ltd.	153,991
79,700	Glow Energy Public Co. Ltd.	52,427
84,200	Hana Microelectronics Public Co. Ltd.	26,489
1,785,800	Hemaraj Land and Development Public Co. Ltd.	29,112
329,224	Home Product Center Public Co. Ltd.	32,014
63,100	ICC International Public Co. Ltd.	72,638
664,100	Italian-Thai Development Public Co. Ltd.	49,003
81,200	Kiatnakin Bank Public Co. Ltd.	26,010
75,500	Kim Eng Securities Public Co. Ltd.	16,411
452,800	Land & Houses Public Co. Ltd. - NVDR	41,699
116,800	Major Cineplex Group Public Co. Ltd.	24,887
28,700	MBK Public Co. Ltd.	41,451

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

THAILAND (continued)
39,400	Padaeng Industry Public Co. Ltd. - NVDR	$11,268
205,100	Precious Shipping Public Co. Ltd.	62,178
92,700	Regional Container Lines Public Co. Ltd.	17,233
153,900	Robinson Department Store Public Co. Ltd.	25,969
115,300	Rojana Industrial Park Public Co. Ltd.	12,729
36,000	Saha-Union Public Co. Ltd.	15,032
2,132,000	Sahaviriya Steel Industries Public Co. Ltd.	20,732
173,600	Siam City Bank Public Co. Ltd.(b)	34,506
19,300	Siam Makro Public Co. Ltd.	38,639
177,400	Sino Thai Engineering & Construction Public Co. Ltd.(b)	17,149
143,800	Thai Plastic & Chemical Public Co. Ltd.	53,465
18,200	Thai Stanley Electric Public Co. Ltd.	29,149
84,600	Thai Union Frozen Products Public Co. Ltd.	47,181
74,700	Thai Union Frozen Products Public Co. Ltd. - NVDR	41,660
126,700	Thaicom Public Co. Ltd.(b)	13,770
244,900	Thanachart Capital Public Co. Ltd.	52,181
141,600	Thoresen Thai Agencies Public Co. Ltd.(e)	70,871
89,300	Ticon Industrial Connection Public Co. Ltd.	16,090
77,800	Tisco Financial Group Public Co. Ltd. - NVDR(b)	21,583
4,947,400	TMB Bank Public Co. Ltd.(b)	79,238
256,900	Vinythai Public Co. Ltd.	27,626

		1,525,835

TURKEY — 0.0%
0	Acibadem Saglik Hizmetleri ve Ticaret AS(b)	1
13,070	Akcansa Cimento AS	17,339
5,197	Akenerji Elektrik Uretim AS(b)	18,185
21,553	Aksa Akrilik Kimya Sanayii(b)	19,806
28,636	Aksigorta AS	47,051
28,525	Alarko Holding AS	28,642
38,219	Anadolu Cam Sanayii AS(b)	24,188
25,952	Anadolu Hayat Emeklilik AS	21,005
54,192	Anadolu Sigorta	30,670
37,318	Aygaz AS(b)	43,830
5,750	Bati Cimento	16,866
34,153	Bolu Cimento Sanayii AS	22,239
514	Brisa Bridgestone Sabanci	10,479
1,034	BSH Ev Aletleri Sanayi ve Ticaret AS	11,830
16,881	Bursa Cimento	46,845

Shares		Value

TURKEY (continued)
4,298	Celebi Hava Servisi	$15,956
12,995	Cimsa Cimento Sanayi ve Ticaret AS	22,934
10,444	Deva Holding AS(b)	42,265
259,431	Dogan Sirketler Grubu Holdings(b)	97,884
54,726	Dogan Yayin Holding(b)	21,314
12,000	Dogus Otomotiv Servis ve Ticaret AS	14,167
45,228	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	22,844
40,281	Global Yatirim Holding AS(b)	6,128
21,743	Grundig Elektronik AS(b)	7,542
45,998	Hurriyet Gazetecilik AS(b)	17,915
60,066	Ihlas Holding(b)	7,311
15,750	Izmir Demir Celik Sanayi AS	14,569
47,545	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(b)	22,568
428	Kartonsan Karton Sanayi	14,208
842	Konya Cimento Sanayii AS	19,984
13,000	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS(b)	9,889
14,961	Mardin Cimento Sanayii	27,678
1	Migros Turk TAS	7
5,026	Otokar Otobus Karoseri Sanayi AS	25,080
7,882	Pinar SUT Mamulleri Sanayii	12,759
18,260	TAT Konserve(b)	11,223
72,944	Tekstil Bankasi AS(b)	19,975
102,456	Trakya Cam Sanayi AS(b)	54,244
0	Turk Demir Dokum Fabrikalari(b)	1
33,902	Turk Ekonomi Bankasi AS(b)	15,061
12,729	Turk Hava Yollari AO(b)	47,252
90,933	Turk Sise ve Cam Fabrikalari AS(b)	53,677
33,758	Ulker Biskuvi Sanayi AS	35,129
47,025	Vestel Elektonik Sanayi(b)	23,180
15,401	Yapi Kredi Finansal Kiralama AO	14,246
9,284	Yapi Kredi Sigorta AS	34,746
12,270	Zorlu Enerji Elektrik Uretim AS(b)	15,979

		1,106,691

UNITED KINGDOM — 1.5%
81,162	Aberdeen Asset Management Plc	151,435
10,107	Admiral Group Plc	131,676
19,217	AEA Technology Plc(b)	5,152
145,188	Aegis Group Plc	160,960
20,918	Aga Rangemaster Group Plc	19,098
63,284	Aggreko Plc	358,588
41,385	AMEC Plc	339,157

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
97,987	Amlin Plc	$545,287
16,793	Anglo Pacific Group Plc	22,450
56,872	Anite Plc	23,077
47,570	Antofagasta Plc	289,540
57,224	Arena Leisure Plc	18,452
90,812	Aricom Plc(b)	26,321
13,785	Ark Therapeutics Group Plc(b)	7,142
101,827	ARM Holdings Plc	135,392
21,972	Arriva Plc	145,835
17,777	Ashmore Group Plc	32,782
87,704	Ashtead Group Plc	50,840
23,379	Atkins (WS) Plc	189,223
10,530	Autonomy Corp. Plc(b)	166,944
10,641	Aveva Group Plc	92,602
76,299	Avis Europe Plc(b)	3,505
7,640	Axis-Shield Plc(b)	35,402
47,470	Babcock International Group Plc	348,093
59,869	Balfour Beatty Plc	322,319
2,496	Barr (A.G.) Plc	41,236
55,776	BBA Aviation Plc	59,814
74,168	Beazley Group Plc	137,579
16,589	Bellway Plc	138,474
12,260	Berkeley Group Holdings Plc(b)	140,626
11,301	Bloomsbury Publishing Plc	23,338
7,949	BlueBay Asset Management Plc	9,907
42,759	Bodycote Plc	75,598
20,611	Boot (Henry) Plc	17,474
28,105	Bovis Homes Group Plc	157,216
8,349	BPP Holdings Plc	38,657
33,807	Brewin Dolphin Holdings Plc	55,239
68,641	Brit Insurance Holdings Plc	201,683
36,120	British Land Co. Plc	236,860
17,076	Britvic Plc	56,917
32,163	Brixton Plc	40,085
27,256	BSS Group Plc	103,982
20,638	BTG Plc(b)	44,489
13,790	Bunzl Plc	113,311
40,561	Burberry Group Plc	148,715
4,396	Business Post Group Plc	17,647
179,426	Cable & Wireless Plc	407,975
3,757	Cairn Energy Plc(b)	99,092
20,763	Capital & Regional Plc	9,027
8,149	Care U.K. Plc	37,790
84,991	Carillion Plc	287,906
8,224	Carpetright Plc	46,421
72,501	Carphone Warehouse Group Plc	106,644
20,799	Centaur Media Plc	9,947
7,437	Charles Stanley Group Plc	19,238
5,241	Charles Taylor Consulting Plc	17,165
34,206	Charter International Plc	190,477
4,667	Chemring Group Plc	155,558
15,294	Chesnara Plc	28,037
8,296	Chime Communications Plc	5,590

Shares		Value

UNITED KINGDOM (continued)
38,662	Chloride Group Plc	$75,779
4,522	Chrysalis Group Plc(b)	3,899
2,754	Clarkson Plc	17,960
20,847	Close Brothers Group Plc	149,924
68,451	Cobham Plc	212,285
38,584	Collins Stewart Plc	29,915
55,637	Colt Telecom Group SA(b)	63,495
27,294	Communisis Plc	16,019
22,059	Computacenter Plc	36,763
4,293	Consort Medical Plc	29,489
45,221	Cookson Group Plc	61,438
5,973	Corin Group Plc	4,674
121,107	Costain Group Plc	40,367
7,117	Cranswick Plc	63,327
34,340	Croda International Plc	249,324
9,099	CSR Plc(b)	24,131
45,221	Daily Mail & General Trust Plc - Class A	172,682
31,525	Dairy Crest Group Plc	91,371
17,930	Dana Petroleum Plc(b)	234,765
39,957	Davis Service Group Plc	143,460
24,222	De la Rue Plc	328,909
95,191	Debenhams Plc	43,454
5,612	Dechra Pharmaceuticals Plc	34,524
21,260	Delta Plc	30,964
7,284	Development Securities Plc	29,029
26,078	Devro Plc	31,367
6,246	Dignity Plc	55,441
182,740	Dimension Data Holdings Plc(e)	95,337
17,115	Diploma Plc	28,523
17,282	Domino Printing Sciences Plc	49,213
23,879	Drax Group Plc	192,578
119,309	DS Smith Plc	140,050
10,802	easyJet Plc(b)	46,806
78,464	Electrocomponents Plc	149,812
107,465	Elementis Plc	72,028
81,064	Ennstone Plc	1,351
14,750	Erinaceous Group Plc(b)(c)	353
13,642	Euromoney Institutional Investor Plc	45,224
36,731	Evolution Group Plc	48,040
103,201	F&C Asset Management Plc	109,177
23,644	Fenner Plc	20,987
4,749	Fidessa Group Plc	41,981
11,172	Filtronic Plc(b)	4,452
18,220	Findel Plc	15,579
62,952	Firstgroup Plc	248,828
13,270	Forth Ports Plc	141,346
312,657	Fortune Oil Plc(b)	24,920
8,125	French Connection Group Plc	5,240
414,460	Friends Provident Plc	495,521
4,872	Fuller Smith & Turner	27,253
58,668	Future Plc	14,879
208,753	G4S Plc	580,239
145,122	Galiform Plc	26,814

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
39,778	Galliford Try Plc	$20,176
85,424	Game Group Plc	177,647
5,558	Games Workshop Group Plc(b)	16,311
3,194	Gem Diamonds Ltd.(b)	10,287
3,899	Genus Plc	37,773
84,689	GKN Plc	103,400
10,109	Go-Ahead Group Plc	144,081
41,729	Great Portland Estates Plc	138,937
28,000	Greene King Plc	171,947
2,569	Greggs Plc	132,538
26,494	Halfords Group Plc	95,987
108,988	Halma Plc	289,038
20,477	Hammerson Plc	120,407
15,398	Hampson Industries Plc	18,521
4,000	Hansard Global Plc	8,550
6,039	Hardy Underwriting Bermuda Ltd.	25,205
8,216	Hargreaves Lansdown Plc	19,884
230,596	Hays Plc	251,469
25,455	Headlam Group Plc	81,433
16,582	Helical Bar Plc	75,215
21,037	Helphire Plc	12,347
148,870	Henderson Group Plc	161,806
14,452	Heritage Oil Ltd.(b)	43,144
17,875	Hikma Pharmaceuticals Plc	92,673
10,970	Hill & Smith Holdings Plc	29,053
100,708	HMV Group Plc	201,404
9,757	Holidaybreak Plc	26,724
61,861	Home Retail Group Plc	184,452
17,525	Homeserve Plc	248,637
18,628	Hunting Plc	106,092
42,351	Huntsworth Plc	21,174
3,867	Hyder Consulting Plc	7,537
61,928	ICAP Plc	211,799
49,932	IG Group Holdings Plc	210,209
37,129	Imagination Technologies Group Plc(b)	31,477
26,856	IMI Plc	104,596
29,260	Informa Plc	101,662
23,688	Inmarsat Plc	141,004
91,379	Innovation Group Plc	8,515
18,120	Intercontinental Hotels Group Plc	137,862
16,587	Intermediate Capital Group Plc	92,365
38,919	International Personal Finance Plc	72,193
196,648	International Power Plc	774,435
26,823	Interserve Plc	77,452
28,289	Intertek Group Plc	349,902
37,110	Invensys Plc(b)	83,358
72,001	Investec Plc	260,336
43,218	IP Group Plc(b)	33,821
34,860	ITE Group Plc	32,332
488,659	ITV Plc	194,744
8,493	James Fisher & Sons Plc	44,309

Shares		Value

UNITED KINGDOM (continued)
31,692	Jardine Lloyd Thompson Group Plc	$207,364
15,444	JKX Oil & Gas Plc	45,210
10,464	John Menzies Plc	12,131
28,051	Johnson Matthey Plc	395,943
83,271	Johnston Press Plc	10,475
13,349	Kazakhmys Plc	43,285
56,498	KCOM Group Plc	12,691
10,924	Keller Group Plc	97,440
34,107	Kesa Electricals Plc	49,922
8,554	Kier Group Plc	123,716
556,233	Kingfisher Plc	1,121,268
9,766	Kofax Plc	19,106
37,513	Ladbrokes Plc	98,262
35,733	Laird Plc	45,570
11,860	Land Securities Group Plc	118,507
3,223	Lavendon Group Plc	4,939
121,109	Legal & General Group Plc	108,114
17,891	Liberty International Plc	96,645
4,601	Liontrust Asset Management Plc	5,818
59,629	Logica Plc	56,817
26,538	London Stock Exchange Group Plc	185,082
33,575	Lookers Plc	13,259
16,540	Low and Bonar Plc	7,071
15,549	Luminar Group Holdings Plc	23,435
3,333	M.J. Gleeson Group Plc	3,768
202,284	Man Group Plc	604,618
2,410	Manganese Bronze Holdings Plc	2,445
192,909	Marks & Spencer Group Plc	645,788
33,489	Marshalls Plc	33,972
78,824	Marston’s Plc	119,086
29,022	McBride Plc	52,783
8,244	McKay Securities Plc	14,695
143,730	Meggitt Plc	287,964
13,403	Melrose Plc	12,868
15,063	Melrose Resources Plc	42,130
73,933	Michael Page International Plc	234,108
21,967	Micro Focus International Plc	96,458
21,689	Millennium & Copthorne Hotels Plc	73,707
25,564	Minerva Plc(b)	6,854
100,405	Misys Plc	169,515
64,668	Mitie Group Plc	190,244
79,394	Mondi Plc	210,842
73,164	Morgan Crucible Co. Plc	101,787
6,436	Morgan Sindall Plc	51,252
18,969	Mothercare Plc	108,241
16,232	Mouchel Group Plc	90,447
15,625	MWB Group Holdings Plc(b)	6,906
46,851	N Brown Group Plc	132,228
10,913	National Express Group Plc	51,596
18,906	Nestor Healthcare Group Plc	5,617
13,897	Next Plc	237,041
125,910	Northern Foods Plc	97,620

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
17,780	Northgate Plc	$20,162
77,366	Northumbrian Water Group Plc	263,478
11,596	Novae Group Plc	53,775
701,575	Old Mutual Plc	532,759
65,932	Oxford Biomedica Plc(b)	6,402
37,301	Pace Plc(b)	28,650
851	PayPoint Plc	5,522
25,351	Pennon Group Plc	165,690
41,793	Persimmon Plc	174,884
13,138	Petrofac Ltd.	79,109
6,142	Phoenix IT Group Ltd.	16,712
56,972	Photo-Me International Plc(b)	8,876
73,007	Premier Farnell Plc	143,360
102,090	Premier Foods Plc	46,604
19,340	Premier Oil Plc(b)	198,153
19,473	Provident Financial Plc	219,270
39,282	Psion Plc	28,464
38,633	PV Crystalox Solar Plc	51,228
41,130	PZ Cussons Plc	109,972
44,376	QinetiQ Group Plc	96,625
53,253	Rank Group Plc(b)	45,725
8,871	Rathbone Brothers Plc	93,847
3,513	REA Holdings Plc	15,120
49,551	Redrow Plc	112,022
6,250	Renishaw Plc	29,867
2,330	Rensburg Sheppards Plc	13,490
41,089	Rentokil Initial Plc	25,307
28,774	Restaurant Group Plc	45,243
71,087	Rexam Plc	321,418
7,755	Ricardo Plc	21,353
13,819	RM Plc	34,145
15,157	Robert Wiseman Dairies Plc	72,046
22,720	ROK Plc	10,042
20,874	Rotork Plc	209,333
23,225	RPC Group Plc	47,120
48,653	RPS Group Plc	95,890
28,505	RSA Insurance Group Plc	54,404
122,507	Sage Group Plc (The)	321,518
31,022	Savills Plc	109,695
21,956	Schroders Plc	242,138
10,635	Schroders Plc - Non Voting	98,638
8,480	Scott Wilson Group Plc	12,289
11,324	SDL Plc(b)	44,309
30,852	Segro Plc	71,425
58,192	Senior Plc	24,878
20,500	Serco Group Plc	130,494
12,508	Severfield-Rowen Plc	27,190
16,574	Severn Trent Plc	262,046
32,455	Shaftesbury Plc	127,226
55,216	Shanks Group Plc	78,218
1,332	Shire Plc	19,516
29,368	SIG Plc	50,965
16,362	Smiths Group Plc	203,090
37,047	Smiths News Plc	30,065
16,509	Soco International Plc(b)	238,051
17,628	Southern Cross Healthcare Ltd.	20,182

Shares		Value

UNITED KINGDOM (continued)
24,624	Spectris Plc	$171,912
6,322	Speedy Hire Plc	7,513
16,818	Spirax-Sarco Engineering Plc	203,388
170,913	Spirent Communications Plc	94,740
50,500	Sports Direct International Plc	35,677
54,276	SSL International Plc	396,428
7,688	St. Ives Group Plc	7,632
31,588	St. James’s Place Plc	86,976
20,664	St. Modwen Properties Plc	34,064
72,211	Stagecoach Group Plc	127,408
143,163	Standard Life Plc	455,916
2,744	STV Group Plc(b)	3,201
80,206	Tate & Lyle Plc	386,477
5,162	Ted Baker Plc	25,996
11,245	Telecom Plus Plc	51,822
106,670	Thomas Cook Group Plc	294,949
84,861	Tomkins Plc	144,809
35,892	Topps Tiles Plc	7,802
11,051	Town Centre Securities Plc	11,251
33,611	Trinity Mirror Plc	23,137
35,484	TT electronics Plc	15,427
39,411	TUI Travel Plc	127,936
38,584	Tullett Prebon Plc	85,691
15,928	Tullow Oil Plc	159,732
30,000	UK Coal Plc(b)	54,671
16,341	Ultra Electronics Holdings	275,176
10,108	Umeco Plc	32,886
34,288	United Business Media Ltd.	240,375
14,759	United Utilities Group Plc	115,712
6,853	UTV Media Plc	6,654
26,283	Vectura Group Plc(b)	23,996
23,332	Venture Production Plc	197,972
22,798	Victrex Plc	142,066
6,702	Vitec Group Plc (The)	18,259
36,133	VT Group Plc	311,564
1,936	Wellstream Holdings Plc	13,383
6,330	Wembley Plc(b)(c)(d)	917
43,403	Wetherspoon (J.D.) Plc	215,115
33,542	WH Smith Plc	163,933
30,704	Whitbread Plc	365,089
11,510	White Young Green Plc	7,631
8,065	William Hill Plc	27,583
89,000	Willis Group Holdings Ltd.	2,203,640
14,285	Wilmington Group Plc	25,463
19,577	Wincanton Plc	43,620
14,049	Wolfson Microelectronics Plc(b)	14,252
34,599	Wolseley Plc	86,593
339,266	Woolworths Group Plc(c)(d)	5,998
41,464	Workspace Group Plc	12,769
55,996	WPP Plc	316,886
8,449	WSP Group Plc	19,560
10,220	Xaar Plc	6,776
16,161	Xchanging Plc	51,056
41,464	Yell Group Plc	26,589

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

UNITED KINGDOM (continued)
30,967	Yule Catto & Co. Plc	$23,897

		38,043,107

UNITED STATES — 22.9%
9,211	1-800-FLOWERS.COM, Inc. - Class A(b)	23,120
12,050	1st Source Corp.	214,490
76,715	3Com Corp.(b)	178,746
3,800	3D Systems Corp.(b)	22,800
6,529	4Kids Entertainment, Inc.(b)	10,903
11,400	99 Cents Only Stores(b)	95,532
2,900	A.M. Castle & Co.	24,534
3,500	A.O. Smith Corp.	96,180
6,122	AAON, Inc.	110,931
7,600	AAR Corp.(b)	137,864
7,100	Aaron Rents, Inc.	155,206
700	Abaxis, Inc.(b)	11,074
8,900	Abington Bancorp, Inc.	62,745
11,000	Abiomed, Inc.(b)	148,390
380,000	ABM Industries, Inc.	5,643,000
3,800	Abraxas Petroleum Corp.(b)	4,142
10,020	AC Moore Arts & Crafts, Inc.(b)	16,934
5,700	Acacia Research-Acacia Technologies(b)	18,012
8,444	Acadia Pharmaceuticals, Inc.(b)	8,528
4,100	Acadia Realty Trust	47,847
1,814	Accelrys, Inc.(b)	6,857
7,800	ACCO Brands Corp.(b)	14,976
17,500	Accuride Corp.(b)	6,475
3,200	ACI Worldwide, Inc.(b)	54,368
5,946	Actel Corp.(b)	53,633
9,100	ActivIdentity Corp.(b)	20,293
45,000	Activision Blizzard, Inc.(b)	394,200
106,800	Actuant Corp. - Class A	1,760,064
9,350	Actuate Corp.(b)	33,286
1,000	Acuity Brands, Inc.	26,870
58,880	Adaptec, Inc.(b)	164,275
17,100	ADC Telecommunications, Inc.(b)	86,697
154,800	Administaff, Inc.	3,264,732
50,000	Adobe Systems, Inc.(b)	965,500
12,705	Adolor Corp.(b)	25,410
11,500	Adtran, Inc.	174,225
730	Advance America Cash Advance Centers, Inc.	1,029
222,366	Advance Auto Parts, Inc.	7,278,039
16,100	Advanced Analogic Technologies, Inc.(b)	48,461
7,300	Advanced Energy Industries, Inc.(b)	65,554
1,965	Advanta Corp. - Class A	1,179
3,000	Advanta Corp. - Class B	2,340
2,500	Advent Software, Inc.(b)	54,575
17,260	ADVENTRX Pharmaceuticals, Inc.(b)	1,726
1,500	Advisory Board Co. (The)(b)	26,250

Shares		Value

UNITED STATES (continued)
1,200	AEP Industries, Inc.(b)	$17,208
6,900	Aeropostale, Inc.(b)	145,659
2,800	AFC Enterprises(b)	13,440
4,000	Agilysys, Inc.	14,280
672	Agree Realty Corp.	9,240
2,800	Air Methods Corp.(b)	54,600
6,380	Airspan Networks, Inc.(b)	1,021
16,229	Airtran Holdings, Inc.(b)	66,539
6,300	AK Steel Holding Corp.	50,841
7,890	Akorn, Inc.(b)	17,595
1,000	Alamo Group, Inc.	12,550
7,600	Alaska Air Group, Inc.(b)	200,336
16,000	Alaska Communications Systems Group, Inc.	133,600
3,400	Albany International Corp. - Class A	34,034
17,293	Albany Molecular Research, Inc.(b)	148,201
40,000	Alberto-Culver Co.	978,400
2,800	Alexion Pharmaceuticals, Inc.(b)	103,236
7,000	Alexza Pharmaceuticals, Inc.(b)	20,230
1,642	Alico, Inc.	45,976
6,800	Align Technology, Inc.(b)	53,584
7,629	Alkermes, Inc.(b)	87,505
8,200	Alleghany Corp.(b)	2,233,926
16,700	Allergan, Inc.	636,604
4,400	Allete, Inc.	136,840
18,000	Alliance Data Systems Corp.(b)	748,620
16,300	Alliance Imaging, Inc.(b)	144,418
31,800	Alliance One International, Inc.(b)	76,320
8,408	Allis-Chalmers Energy, Inc.(b)	30,269
21,600	Allos Therapeutics, Inc.(b)	169,128
6,556	Allscripts Healthcare Solutions, Inc.	55,202
4,200	Alnylam Pharmaceuticals, Inc.(b)	88,578
5,825	Alon USA Energy, Inc.	68,735
3,900	Alpha Natural Resources, Inc.(b)	63,648
12,326	Alphatec Holdings, Inc.(b)	26,747
2,700	AMAG Pharmaceuticals, Inc.(b)	95,175
3,470	Ambassadors Group, Inc.	28,697
4,100	AMCOL International Corp.	59,409
4,476	Amcore Financial, Inc.	6,222
4,000	Amedisys, Inc.(b)	164,920
2,700	Amerco, Inc.(b)	83,025
5,000	American Axle & Manaufacturing Holdings, Inc.	5,450
11,806	American Campus Communities, Inc.	252,294
3,399	American Dental Partners, Inc.(b)	22,807
3,500	American Ecology Corp.	69,825

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
11,600	American Equity Investment Life Holding Co.	$77,604
6,700	American Greetings Corp. - Class A	29,078
409,531	American Medical Systems Holdings, Inc.(b)	4,381,982
10,500	American Oil & Gas, Inc.(b)	8,610
3,357	American Physicians Capital, Inc.	142,740
3,100	American Science & Engineering, Inc.	241,800
1,800	American Software, Inc. - Class A	7,470
8,500	American States Water Co.	293,845
5,802	American Superconductor Corp.(b)	93,876
5,300	American Vanguard Corp.	75,313
5,200	American Woodmark Corp.	78,260
3,083	AmericanWest Bancorp	2,312
1,824	America’s Car-Mart, Inc.(b)	16,580
8,100	AMERIGROUP Corp.(b)	226,557
1,933	Ameris Bancorp	14,807
6,900	Amerisafe, Inc.(b)	129,237
6,300	Ameristar Casinos, Inc.	56,511
800	Ameron International Corp.	39,880
18,000	Ametek, Inc.	575,280
6,875	AMICAS, Inc.(b)	11,034
29,300	Amkor Technology, Inc.(b)	67,976
5,500	AMN Healthcare Services, Inc.(b)	37,400
3,400	Ampco-Pittsburgh Corp.	62,866
2,100	Amrep Corp.(b)	58,275
7,200	Amsurg Corp.(b)	141,048
9,600	Anadigics, Inc.(b)	19,488
1,800	Analogic Corp.	45,000
8,472	Anaren, Inc.(b)	100,139
4,076	Anchor Bancorp Wisconsin, Inc.	8,234
2,100	Andersons, Inc. (The)	34,419
6,500	Angiodynamics, Inc.(b)	88,400
900	Anika Therapeutics, Inc.(b)	3,672
8,600	Ann Taylor Stores Corp.(b)	42,312
1,769	Ansys, Inc.(b)	43,977
5,300	Apogee Enterprises, Inc.	54,325
5,300	Applied Industrial Technologies, Inc.	83,687
13,950	Applied Micro Circuits Corp.(b)	55,800
229,900	Aptargroup, Inc.	7,085,518
2,600	Arbitron, Inc.	39,052
57	ARCA Biopharma, Inc.(b)	292
4,000	Arch Chemicals, Inc.	89,640
6,057	Arctic Cat, Inc.	25,985
11,300	Arena Pharmaceuticals, Inc.(b)	46,782
3,400	Arena Resources, Inc.(b)	82,824
7,453	Argon ST, Inc.(b)	142,650
4,000	Ariad Pharmaceuticals, Inc.(b)	6,680
14,817	Ariba, Inc.(b)	113,202

Shares		Value

UNITED STATES (continued)
4,700	Arkansas Best Corp.	$109,933
3,200	Arqule, Inc.(b)	12,640
7,728	Array Biopharma, Inc.(b)	30,912
20,468	Arris Group, Inc.(b)	145,732
15,700	Art Technology Group, Inc.(b)	26,847
3,443	Arthrocare Corp.(b)	23,826
100,000	Arthur J. Gallagher & Co.	2,357,000
10,772	ArvinMeritor, Inc.	18,851
6,700	Asbury Automotive Group, Inc.	23,986
8,200	Ashford Hospitality Trust, Inc.	11,644
27	Ashland, Inc.	217
1,691	Aspect Medical Systems, Inc.(b)	6,426
8,600	Aspen Technology, Inc.(b)	57,620
10,700	Asset Acceptance Capital Corp.(b)	44,833
12,600	Assisted Living Concepts, Inc. - Class A(b)	50,022
1,300	Associated Estates Realty Corp.	9,646
1,320	Asta Funding, Inc.	2,350
2,900	Astec Industries, Inc.(b)	71,253
8,600	Asyst Techologies, Inc.(b)	2,322
10,900	ATC Technology Corp.(b)	142,245
50,000	athenahealth, Inc.(b)	1,804,000
600	Atherogenics, Inc.(b)	21
230,221	Atheros Communications, Inc.(b)	2,764,954
1,200	Atlantic Coast Federal Corp.	5,124
2,700	Atlas Air Worldwide Holdings, Inc.(b)	39,177
2,934	Atlas America, Inc.	37,262
91,800	Atmel Corp.(b)	306,612
3,163	ATMI, Inc.(b)	42,732
3,400	ATP Oil & Gas Corp.(b)	15,198
5,307	Audiovox Corp. - Class A(b)	23,935
64,000	Autodesk, Inc.(b)	1,059,840
4,300	Auxilium Pharmaceuticals, Inc.(b)	131,408
4,900	Avid Technology, Inc.(b)	49,049
5,900	Avista Corp.	112,336
2,500	Avocent Corp.(b)	35,875
87,000	Avon Products, Inc.	1,779,150
9,900	Axcelis Technologies, Inc.(b)	2,822
2,150	Axsys Technologies, Inc.(b)	91,805
4,300	AZZ, Inc.(b)	96,320
2,000	Badger Meter, Inc.	47,180
5,866	Balchem Corp.	130,988
6,200	Baldor Electric Co.	86,862
891	Baldwin & Lyons, Inc. - Class B	14,960
7,732	Bally Technologies, Inc.(b)	156,109
2,600	BancFirst Corp.	92,612
2,200	Bancorp, Inc. (The)(b)	6,798
11,900	BancorpSouth, Inc.	224,910
10,697	Bank Mutual Corp.	94,455
300	Bank of Florida Corp.(b)	927
2,900	Bank of The Ozarks, Inc.	65,801

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
740	BankAtlantic Bancorp, Inc. - Class A	$1,717
5,200	BankFinancial Corp.	50,076
3,086	Bankrate, Inc.(b)	102,949
1,300	BankUnited Financial Corp. - Class A	338
1,900	Banner Corp.	5,985
13,000	Bard (C.R.), Inc.	1,112,410
300,000	Bare Escentuals, Inc.(b)	1,089,000
7,000	Barnes Group, Inc.	79,100
1,106	Barrett Business Sevices, Inc.	10,883
6,550	Basic Energy Services, Inc.(b)	62,880
100	Basin Water, Inc.(b)	90
500	Bassett Furniture Industries, Inc.	1,645
16,100	Beacon Roofing Supply, Inc.(b)	204,953
366	BearingPoint, Inc.(b)	549
900	Beasley Broadcasting Group, Inc. - Class A	1,350
10,900	Bebe Stores, Inc.	61,585
23,000	Beckman Coulter, Inc.	1,143,560
126	Bel Fuse, Inc. - Class A	1,770
1,900	Bel Fuse, Inc. - Class B	28,956
7,226	Belden, Inc.	94,372
5,616	Bell Microproducts, Inc.(b)	5,054
8,550	Benchmark Electronics, Inc.(b)	100,377
3,800	Berkshire Hills Bancorp, Inc.	89,376
5,600	Berry Petroleum Co. - Class A	41,216
3,100	Beverly Hills Bancorp, Inc.(b)	378
4,700	BFC Financial Corp. - Class A(b)	1,034
7,800	BGC Partners, Inc. - Class A	18,798
2,100	Big 5 Sporting Goods Corp.	11,046
7,000	Bill Barrett Corp.(b)	154,770
7,614	BioCryst Pharmaceuticals, Inc.(b)	14,467
208,348	BioMarin Pharmaceutical, Inc.(b)	4,012,782
6,700	BioMed Realty Trust, Inc.	73,968
3,600	BioMimetic Therapeutics, Inc.(b)	29,052
92,000	Bio-Rad Laboratories, Inc. - Class A(b)	5,845,680
3,200	Bio-Reference Labs, Inc.(b)	78,080
19,100	BioScrip, Inc.(b)	32,279
5,700	BJ’s Restaurants, Inc.(b)	63,270
8,300	BJ’s Wholesale Club, Inc.(b)	238,044
2,798	Black Box Corp.	61,080
4,520	Black Hills Corp.	119,780
33,200	Blackbaud, Inc.	369,516
136,900	Blackboard, Inc.(b)	3,478,629
24,990	Blockbuster, Inc. - Class A(b)	31,987
14,717	Blockbuster, Inc. - Class B(b)	12,362
6,400	Blount International, Inc.(b)	53,632
5,400	Blue Coat Systems, Inc.(b)	51,786
500	Blue Nile, Inc.(b)	10,110
8,200	Bluegreen Corp.(b)	14,350

Shares		Value

UNITED STATES (continued)
3,100	Blyth, Inc.	$10,571
3,850	Bob Evans Farms, Inc.	67,606
1,500	Bolt Technology Corp.(b)	11,625
2,600	Bon-Ton Stores, Inc. (The)	3,549
1,900	Books-A-Million, Inc.	4,446
5,400	Borders Group, Inc.(b)	2,376
36,000	Borland Software Corp.(b)	22,320
900	Boston Beer Co., Inc. - Class A(b)	22,716
4,167	Boston Private Financial Holdings, Inc.	19,627
8,900	Bottomline Technologies, Inc.(b)	59,452
5,872	Bowne & Co., Inc.	16,441
75,200	Brady Corp. - Class A	1,573,184
6,700	Briggs & Stratton Corp.	99,093
16,700	Brigham Exploration Co.(b)	41,750
10,930	Brightpoint, Inc.(b)	51,152
4,000	Bristow Group, Inc.(b)	96,760
6,400	Bronco Drilling Co., Inc.(b)	33,792
6,423	Brookline Bancorp, Inc.	62,110
8,421	Brooks Automation, Inc.(b)	38,484
7,746	Brown Shoe Co., Inc.	36,329
4,584	Bruker Corp.(b)	18,474
3,700	Brush Engineered Materials, Inc.(b)	46,472
9,100	Buckeye Technologies, Inc.(b)	26,572
6,075	Buckle, Inc. (The)	128,486
4,195	Builders FirstSource, Inc.(b)	5,160
3,400	Building Materials Holding Corp.(b)	1,564
8,400	Cabela’s, Inc.(b)	47,124
4,600	Cabot Microelectronics Corp.(b)	104,696
4,800	Cache, Inc.(b)	8,976
3,900	CACI International, Inc. - Class A(b)	176,085
1,200	Cadiz, Inc.(b)	11,136
204,422	Cal Dive International, Inc.(b)	1,296,035
7,200	Calgon Carbon Corp.(b)	90,504
5,700	California Pizza Kitchen, Inc.(b)	59,052
2,400	California Water Service Group	104,400
12,624	Caliper Life Sciences, Inc.(b)	16,285
8,600	Callaway Golf Co.	65,446
4,806	Callidus Software, Inc.(b)	12,592
5,000	Callon Petroleum Co.(b)	10,550
2,800	Cal-Maine Foods, Inc.	75,824
1,700	Cambrex Corp.(b)	5,559
900	Camden National Corp.(c)	20,970
4,061	Candela Corp.(b)	2,193
7,400	Cano Petroleum, Inc.(b)	4,588
2,800	Cantel Medical Corp.(b)	41,972
1,574	Capital Corp. of the West	1,212
4,500	Capital Senior Living Corp.(b)	11,835
600	Capital Southwest Corp.	54,996
6,300	Capitol Bancorp Ltd.	37,863

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
5,800	Caraco Pharmaceutical Laboratories Ltd.(b)	$26,680
4,300	Caraustar Industries, Inc.(b)	903
3,950	CARBO Ceramics, Inc.	142,002
4,300	Cardiac Science Corp.(b)	23,091
4,975	Cardinal Financial Corp.	27,611
2,130	Carmike Cinemas, Inc.	4,281
1,200	Carrizo Oil & Gas, Inc.(b)	16,632
1,350,435	Carter’s, Inc.(b)(c)	22,943,891
2,610	Cascade Corp.	59,743
5,200	Casella Waste Systems, Inc. - Class A(b)	14,352
8,784	Casey’s General Stores, Inc.	186,660
4,400	Cash America International, Inc.	80,432
6,826	Casual Male Retail Group, Inc.(b)	2,594
5,800	Catalyst Health Solutions, Inc.(b)	127,716
1,500	Catapult Communications Corp.(b)	10,350
8,610	Cathay General Bancorp	109,347
10,350	Cato Corp. (The) - Class A	136,930
543	Cavco Industries, Inc.(b)	13,293
2,200	Cbeyond, Inc.(b)	34,628
22,100	CBIZ, Inc.(b)	179,673
4,600	CDI Corp.	49,312
5,000	CEC Entertainment, Inc.(b)	116,700
9,000	Cedar Shopping Centers, Inc.	55,170
3,268	Celadon Group, Inc.(b)	25,556
9,995	Celera Corp.(b)	84,358
2,852	Celgene Corp.(b)	151,013
3,600	Cell Genesys, Inc.(b)	864
6,300	Centene Corp.(b)	111,699
8,143	Centennial Communications Corp.(b)	66,610
901	Center Bancorp., Inc.	6,586
2,700	Center Financial Corp.	12,960
6,250	Central European Distribution Corp.(b)	75,625
3,600	Central Garden & Pet Co.(b)	21,744
4,800	Central Garden & Pet Co. - Class A(b)	28,800
10,500	Central Pacific Financial Corp.	70,665
2,400	Central Vermont Public Service Corp.	54,240
200	Century Aluminum Co.(b)	710
10,300	Cenveo, Inc.(b)	40,685
8,600	Cepheid, Inc.(b)	63,984
5,000	Ceradyne, Inc.(b)	114,100
22,000	Cerner Corp.(b)	741,840
15,695	Cerus Corp.(b)	14,753
4,300	Ceva, Inc.(b)	29,369
2,358	CH Energy Group, Inc.	119,268
13,200	Champion Enterprises, Inc.(b)	6,072
192,424	Charles River Laboratories International, Inc.(b)	4,697,070

Shares		Value

UNITED STATES (continued)
4,355	Charlotte Russe Holding, Inc.(b)	$22,428
24,799	Charming Shoppes, Inc.(b)	26,783
25,600	Charter Communications, Inc. - Class A(b)	2,304
61,500	Chattem, Inc.(b)	4,157,400
7,300	Checkpoint Systems, Inc.(b)	65,335
8,500	Cheesecake Factory (The)(b)	73,780
4,400	Chemed Corp.	176,572
3,637	Chemical Financial Corp.	82,924
3,700	Cheniere Energy, Inc.(b)	13,024
1,800	Chesapeake Corp.(b)	28
800	Chesapeake Utilities Corp.	23,176
5,200	Children’s Place Retail Stores, Inc. (The)(b)	97,812
1,100	Chiquita Brands International, Inc.(b)	15,378
2,580	Chordiant Software, Inc.(b)	6,063
6,100	Christopher & Banks Corp.	23,668
2,406	Churchill Down, Inc.	83,031
8,576	Ciber, Inc.(b)	37,391
4,085	Ciena Corp.(b)	25,490
34,800	Cincinnati Bell, Inc.(b)	48,372
2,600	CIRCOR International, Inc.	57,850
13,500	Cirrus Logic, Inc.(b)	38,070
12,700	Citadel Broadcasting Corp.(b)	2,286
800	Citizens First Bancorp, Inc.	1,000
5,621	Citizens Republic Bancorp, Inc.(b)	6,464
10,827	Citizens, Inc.(b)	88,240
309,946	Citrix Systems, Inc.(b)	6,521,264
3,726	City Holding Co.	95,795
7,300	CKE Restaurants, Inc.	60,590
10,400	CKX, Inc.(b)	34,008
104,500	Clarcor, Inc.	3,170,530
2,958	Clayton Williams Energy, Inc.(b)	117,728
300	Clean Harbors, Inc.(b)	16,053
6,400	Cleco Corp.	146,240
5,200	Clifton Savings Bancorp, Inc.	54,288
4,155	Clinical Data, Inc.(b)	32,326
40,000	Clorox Co.	2,006,000
11,400	CNA Surety Corp.(b)	188,670
4,800	CoBiz Financial, Inc.	22,800
50,600	Coeur d’Alene Mines Corp.(b)	35,926
2,600	Cogdell Spencer, Inc. REIT	21,944
9,100	Cogent Communications Group, Inc.(b)	60,515
5,800	Cognex Corp.	75,748
3,900	Cohen & Steers, Inc.	42,120
5,820	Coherent, Inc.(b)	105,284
11,354	Cohu, Inc.	113,313
3,400	Coinstar, Inc.(b)	78,132
9,000	Coldwater Creek, Inc.(b)	25,380
11,500	Collective Brands, Inc.(b)	122,705
6,000	Colonial Properties Trust	44,100

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
900	Columbia Bancorp	$1,404
2,231	Columbia Banking System, Inc.	19,856
4,600	Columbia Sportswear Co.	132,112
4,600	Columbus McKinnon Corp.(b)	58,512
20,400	Comfort Systems USA, Inc.	208,692
4,500	Commercial Vehicle Group, Inc.(b)	4,500
3,700	Community Bank System, Inc.	66,415
5,474	Community Trust Bancorp, Inc.	153,108
11,100	Compass Diversified Holdings	119,991
3,500	Complete Production Services, Inc.(b)	22,435
4,867	CompuCredit Corp.(b)	15,574
1,700	Computer Programs & Systems, Inc.	42,721
150,000	comScore, Inc.(b)	1,891,500
93,300	Comstock Resources, Inc.(b)	3,557,529
2,600	COMSYS IT Partners, Inc.(b)	5,200
2,700	Comtech Telecommunications Corp.(b)	104,760
4,898	Conceptus, Inc.(b)	70,335
148,300	Concur Technologies, Inc.(b)	3,661,527
2,600	Conexant Systems, Inc.(b)	1,716
5,889	Conmed Corp.(b)	92,163
400	Connecticut Water Service, Inc.	9,256
4,801	Conn’s, Inc.(b)	58,380
1,116	Consolidated - Tomoka Land Co.	32,420
10,216	Consolidated Communications Holdings, Inc.	115,032
1,900	Consolidated Graphics, Inc.(b)	30,609
125,000	Constant Contact, Inc.(b)	1,908,750
60,000	Constellation Brands, Inc. - Class A(b)	871,200
2,100	Contango Oil & Gas Co.(b)	93,660
12,858	Continental Airlines, Inc. - Class B(b)	173,197
8,500	Cooper Tire & Rubber Co.	39,695
2,300	Core-Mark Holding Co., Inc.(b)	42,182
10,900	Corinthian Colleges, Inc.(b)	203,612
5,300	Cornell Cos., Inc.(b)	80,878
6,500	Corrections Corp. of America(b)	89,570
4,350	Corvel Corp.(b)	76,734
92,000	CoStar Group, Inc.(b)	2,725,040
1,100	Cousins Properties, Inc.	10,571
6,500	Cox Radio, Inc. - Class A(b)	32,825
1,030	CPEX Pharmaceuticals, Inc.(b)	7,158
2,900	CRA International, Inc.(b)	60,929
1,800	Cracker Barrel Old Country Store, Inc.	31,626
6,646	Cross Country Healthcare, Inc.(b)	49,779
11,400	Crown Media Holdings, Inc. - Class A(b)	18,810
8,900	CryoLife, Inc.(b)	73,336

Shares		Value

UNITED STATES (continued)
8,929	CSG Systems International, Inc.(b)	$129,470
1,500	CSS Industries, Inc.	22,755
7,000	CTS Corp.	35,980
3,100	Cubic Corp.	84,196
8,700	Cubist Pharmaceuticals, Inc.(b)	186,267
166,000	Cummins, Inc.	3,980,680
3,999	Cumulus Media, Inc. - Class A(b)	6,878
7,400	CuraGen Corp.(b)	4,292
1,380	Curis, Inc.(b)	1,283
6,000	Curtiss-Wright Corp.	193,800
1,000	Cutera, Inc.(b)	6,710
9,300	CV Therapeutics, Inc.(b)	145,545
12,001	CVB Financial Corp.	107,889
14,874	Cybersource Corp.(b)	177,447
7,042	Cymer, Inc.(b)	143,657
1,300	Cynosure, Inc. - Class A(b)	10,166
8,000	Cypress Bioscience, Inc.(b)	68,000
400	Cytokinetics, Inc.(b)	848
8,174	Daktronics, Inc.	70,542
8,200	Darling International, Inc.(b)	37,638
7,538	Datascope Corp.	399,778
1,800	Dawson Geophysical Co.(b)	28,674
2,300	DealerTrack Holdings, Inc.(b)	26,197
15	Deerfield Capital Corp.	36
500,400	Del Monte Foods Co.	3,332,664
3,806	dELiA*s, Inc.(b)	7,574
7,050	Delphi Financial Group, Inc. - Class A	106,948
2,110	Delta Financial Corp.(b)(d)	0
10,300	Delta Petroleum Corp.(b)	44,702
2,500	Deltic Timber Corp.	98,925
4,600	Deluxe Corp.	53,038
9,488	Dendreon Corp.(b)	31,975
4,283	Depomed, Inc.(b)	9,251
12,000	DeVry, Inc.	642,960
4,800	DexCom, Inc.(b)	15,504
4,000	DG FastChannel, Inc.(b)	57,960
3,300	Diamond Foods, Inc.	84,744
7,900	DiamondRock Hospitality Co.	32,390
12,600	Digi International, Inc.(b)	95,760
2,171	Digimarc Corp.(b)	20,711
35	Digital Angel Corp.(b)	22
3	Digital Realty Trust, Inc.	96
7,343	Digital River, Inc.(b)	181,886
5,600	Dime Community Bancshares	56,280
3,100	DineEquity, Inc.	27,404
3,800	Diodes, Inc.(b)	24,624
61,500	Dionex Corp.(b)	3,114,360
2,400	Discovery Laboratories, Inc.(b)	2,712
7,800	Ditech Networks, Inc.(b)	7,488
2,723	Dixie Group, Inc.(b)	4,221
4,643	Dollar Thrifty Automotive Group(b)	5,386
73,084	Dollar Tree, Inc.(b)	3,121,418

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
6,900	Domino’s Pizza, Inc.(b)	$46,161
7,172	Donegal Group, Inc. - Class A	100,551
9,638	Dot Hill Systems Corp.(b)	4,771
2,800	Dover Downs Gaming & Entertainment, Inc.	8,932
5,900	Dover Motorsports, Inc.	9,145
12,400	Dress Barn, Inc.(b)	106,888
316,763	Dresser-Rand Group, Inc.(b)	6,170,543
4,500	Drew Industries, Inc.(b)	38,790
8,200	Dril-Quip, Inc.(b)	200,900
21,829	drugstore.com(b)	21,611
14,000	DSP Group, Inc.(b)	91,140
1,400	DSW, Inc. - Class A(b)	13,972
6,348	DTS, Inc.(b)	86,333
3,845	Ducommun, Inc.	72,824
375,000	Dun & Bradstreet Corp.	28,500,000
23,700	Durect Corp.(b)	67,071
12,300	Dyax Corp.(b)	41,328
8,330	Dycom Industries, Inc.(b)	56,727
3,400	Dynamex, Inc.(b)	37,672
1,700	Dynamic Materials Corp.	20,638
7,800	Eagle Materials, Inc.	141,024
11,472	Earthlink, Inc.(b)	86,384
3,700	EastGroup Properties, Inc.	112,406
13,000	Eaton Corp.	572,260
3,300	Ebix, Inc.(b)	67,518
7,525	Echelon Corp.(b)	55,685
3,201	Eclipsys Corp.(b)	28,041
49,000	Ecolab, Inc.	1,664,040
1,480	EDCI Holdings, Inc.(b)	5,935
1,800	Edge Petroleum Corp.(b)	324
14,100	Education Realty Trust, Inc.	65,565
600	Einstein Noah Restaurant Group, Inc.(b)	4,152
6,600	El Paso Electric Co.(b)	109,164
7,638	Electro Rent Corp.	80,963
6,100	Electro Scientific Industries, Inc.(b)	38,552
45,000	Electronic Arts, Inc.(b)	694,800
6,655	Electronics For Imaging, Inc.(b)	59,163
7,800	Elixir Gaming Technologies, Inc.(b)	1,014
6,696	Elizabeth Arden, Inc.(b)	39,038
11,400	EMCOR Group, Inc.(b)	234,726
11,472	Emcore Corp.(b)	15,143
900	Emeritus Corp.(b)	7,443
800	Emisphere Technologies, Inc.(b)	456
3,900	Emmis Communications Corp. - Class A(b)	1,131
4,700	Empire District Electric Co. (The)	83,472
300	Employers Holdings, Inc.	4,062
4,900	EMS Technologies, Inc.(b)	117,600
11,500	Emulex Corp.(b)	65,665
127,400	Encore Acquisition Co.(b)	3,462,732

Shares		Value

UNITED STATES (continued)
7,138	Encore Capital Group, Inc.(b)	$37,546
11,587	Encore Wire Corp.	191,301
17,000	Endeavor International Corp.(b)	11,730
12,700	Ener1, Inc.(b)	57,023
5,863	Energy Conversion Devices, Inc.(b)	147,572
7,454	Energy Partners Ltd.(b)	8,647
8,600	EnerSys(b)	78,346
5,948	ENGlobal Corp.(b)	18,439
5,200	Ennis, Inc.	58,188
3,501	EnPro Industries, Inc.(b)	64,068
20,629	Entegris, Inc.(b)	28,674
2,500	Entercom Communications Corp. - Class A	2,925
3,088	Enterprise Financial Services Corp.	32,424
5,000	Entertainment Properties Trust	113,250
5,384	Entorian Technologies, Inc.(b)	1,265
9,100	Entravision Communications Corp. - Class A(b)	7,644
12,700	Entrust, Inc.(b)	19,050
9,400	Enzo Biochem, Inc.(b)	45,966
4,900	Enzon Pharmaceuticals, Inc.(b)	31,899
9,358	Epicor Software Corp.(b)	33,127
14,895	EPIQ Systems, Inc.(b)	263,939
1,466	EPIX Pharmaceuticals, Inc.(b)	1,041
100	Equinix, Inc.(b)	5,335
3,800	Equity Lifestyle Properties, Inc.	143,374
8,400	eResearch Technology, Inc.(b)	48,636
4,229	ESCO Technologies, Inc.(b)	149,876
47,000	Estee Lauder Cos., Inc. (The) - Class A	1,233,750
5,529	Esterline Technologies Corp.(b)	199,542
3,700	Ethan Allen Interiors, Inc.	42,143
256,100	Euronet Worldwide, Inc.(b)	2,573,805
259,177	ev3, Inc.(b)	1,402,148
10,701	Evergreen Energy, Inc.(b)	6,207
16,000	Evergreen Solar, Inc.(b)	35,360
3,900	Exactech, Inc.(b)	49,686
24,000	Exar Corp.(b)	162,480
5,800	EXCO Resources, Inc.(b)	58,812
14,780	Exelixis, Inc.(b)	72,865
4,713	Exponent, Inc.(b)	115,563
730	ExpressJet Holdings, Inc.(b)	1,153
9,100	Extra Space Storage, Inc.	73,801
41,931	Extreme Networks(b)	74,218
1,240	Facet Biotech Corp.(b)	7,539
130,400	Factset Research Systems, Inc.	5,189,920
2,100	Fairpoint Communications, Inc.	5,733
8,500	FalconStor Software, Inc.(b)	27,115
8,006	Farmer Bros. Co.	163,002
143,300	FARO Technologies, Inc.(b)	2,152,366
3,995	FBL Financial Group, Inc. - Class A	41,188

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
100	Federal Agricultural Mortgage Corp. - Class A	$275
4,392	Federal Agricultural Mortgage Corp. - Class C	14,581
7,400	Federal Signal Corp.	49,950
5,400	FEI Co.(b)	98,280
7,700	FelCor Lodging Trust, Inc.	11,165
5,500	Ferro Corp.	21,780
5,300	FiberTower Corp.(b)	768
5,286	Financial Federal Corp.	114,812
30,500	Finisar Corp.(b)	15,555
8,591	Finish Line (The) - Class A	40,807
10,276	First Acceptance Corp.(b)	28,876
100,000	First Advantage Corp. - Class A(b)	1,274,000
5,200	First Bancorp	74,828
2,700	First Busey Corp.	23,625
11,286	First Cash Financial Services, Inc.(b)	189,831
400	First Citizens BancShares, Inc. - Class A	55,944
10,800	First Commonwealth Financial Corp.	103,572
3,860	First Community Bancshares, Inc.	66,431
13,100	First Financial Bancorp	106,372
2,400	First Financial Bankshares, Inc.	106,536
4,458	First Financial Corp.	147,783
4,269	First Financial Holdings, Inc.	64,633
4,300	First Industrial Realty Trust, Inc.	23,392
3,192	First Merchants Corp.	50,051
200,000	First Mercury Finanacial Corp.(b)	2,210,000
7,570	First Midwest Bancorp, Inc.	75,700
14,700	First Niagara Financial Group, Inc.	191,982
2,958	First Place Financial Corp.	8,489
4,900	First Potomac Realty Trust	40,572
2,300	First Regional Bancorp(b)	7,360
2,286	First State Bancorp	2,240
3,100	FirstFed Financial Corp.(b)	2,635
7,600	FirstMerit Corp.	122,892
4,300	Fisher Communications, Inc.	65,575
9,900	Five Star Quality Care, Inc.(b)	18,909
3,800	Flagstar Bancorp, Inc.(b)	2,280
4,800	Flanders Corp.(b)	19,584
9,800	Fleetwood Enterprises, Inc.(b)	794
2,800	Flotek Industries, Inc.(b)	8,092
6,200	Flow International Corp.(b)	9,610
10,800	Flowers Foods, Inc.	232,092
5,205	Flushing Financial Corp.	41,224
145,068	FMC Corp.	6,472,934
13,581	FNB Corp.	107,426
6,862	Formfactor, Inc.(b)	106,773
4,500	Forrester Research, Inc.(b)	93,960
37,000	Fortune Brands, Inc.	1,184,000
79,200	Forward Air Corp.	1,604,592

Shares		Value

UNITED STATES (continued)
2,197	FPIC Insurance Group, Inc.(b)	$85,529
3,100	Franklin Bank Corp.(b)	46
3,700	Franklin Electric Co., Inc.	96,163
5,100	Fred’s, Inc. - Class A	52,326
1,000	FreightCar America, Inc.	19,150
11,387	Frontier Airlines Holdings, Inc.(b)	2,847
7,100	Frontier Financial Corp.	12,567
4,700	Fuel Systems Solutions, Inc.(b)	122,858
11,300	FuelCell Energy, Inc.(b)	43,618
11,970	Furmanite Corp.(b)	44,528
6,800	Furniture Brands International, Inc.	13,940
6,000	FX Energy, Inc.(b)	17,280
2,360	FX Real Estate and Entertainment, Inc.(b)	165
2,510	G&K Services, Inc. - Class A	46,310
800	GAMCO Investors, Inc. - Class A	24,992
7,700	Gardner Denver, Inc.(b)	167,629
5,000	Gaylord Entertainment Co.(b)	53,000
500	GenCorp, Inc.(b)	1,450
1,400	General Cable Corp.(b)	23,044
11,363	General Communication, Inc. - Class A(b)	74,655
9,100	General Moly, Inc.(b)	8,190
3,800	Genesco, Inc.(b)	58,520
5,800	Genesee & Wyoming, Inc. - Class A(b)	157,586
9,000	Genomic Health, Inc.(b)	192,600
82,000	Gen-Probe, Inc.(b)	3,691,640
1,800	GenTek, Inc.(b)	24,570
13,824	Gentiva Health Services, Inc.(b)	349,471
6,500	Geo Group, Inc. (The)(b)	96,200
6,500	GeoEye, Inc.(b)	112,125
2,500	GeoMet, Inc.(b)	3,125
1,400	Gerber Scientific, Inc.(b)	4,396
34,400	Gerdau Ameristeel Corp.	202,543
18,191	Geron Corp.(b)	142,617
1,800	Gevity HR, Inc.	3,618
14,800	Gibraltar Industries, Inc.	151,404
3,200	G-III Apparel Group Ltd.(b)	17,600
4,600	Glacier Bancorp, Inc.	70,610
5,800	Glatfelter	50,518
5,600	Glimcher Realty Trust	10,360
758,000	Global Payments, Inc.	26,310,180
4,500	GMX Resources, Inc.(b)	102,015
27,600	Golden Star Resources Ltd.(b)	42,089
62,100	Goodrich Petroleum Corp.(b)	1,794,690
4,793	Gorman-Rupp Co. (The)	122,701
17,000	GrafTech International Ltd.(b)	136,170
750	Graham Corp.	7,470
5,600	Granite Construction, Inc.	197,232
26,500	Graphic Packaging Holding Co.(b)	23,055
8,600	Gray Television, Inc.	2,838

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
100	Gray Television, Inc. - Class A	$108
6,500	Great Atlantic & Pacific Tea Co.(b)	46,280
1,800	Great Southern Bancorp, Inc.	19,080
15,220	Great Wolf Resorts, Inc.(b)	29,375
83,200	Greatbatch, Inc.(b)	1,938,560
1,412	Green Bankshares, Inc.	13,965
4,698	Green Mountain Coffee Roasters, Inc.(b)	179,745
8,000	Greenbrier Cos., Inc.	44,400
2,500	Greenhill & Co., Inc.	162,550
10,670	Griffon Corp.(b)	106,166
5,300	Group 1 Automotive, Inc.	52,841
5,100	GSI Commerce, Inc.(b)	43,707
19,152	Guaranty Bancorp(b)	29,111
3,446	Gulf Island Fabrication, Inc.	43,385
3,400	Gulfmark Offshore, Inc.(b)	81,396
6,232	Gulfport Energy Corp.(b)	23,869
5,200	Gymboree Corp.(b)	127,400
2,500	Haemonetics Corp.(b)	147,875
232,288	Hain Celestial Group, Inc.(b)	3,535,423
5,804	Hallmark Financial Services(b)	44,923
10,200	Halozyme Therapeutics, Inc.(b)	58,854
4,278	Hancock Holding Co.	117,089
4,768	Hanmi Financial Corp.	9,107
3,500	Hardinge, Inc.	15,225
4,623	Harleysville Group, Inc.	131,478
12,314	Harleysville National Corp.	114,643
10,900	Harmonic, Inc.(b)	56,135
11,100	Harris Interactive, Inc.(b)	5,550
4,661	Harris Stratex Networks, Inc. - Class A(b)	32,161
18,200	Hartmarx Corp.(b)	500
13,098	Harvest Natural Resources, Inc.(b)	52,392
2,600	Haverty Furniture Cos., Inc.	20,852
6,230	Hawaiian Electric Industries, Inc.	135,066
15,300	Hawaiian Holdings, Inc.(b)	62,271
100	Haynes International, Inc.(b)	1,827
10,800	HB Fuller Co.	150,876
187,000	HCC Insurance Holdings, Inc.	4,377,670
5,800	Headwaters, Inc.(b)	26,274
279,300	Healthcare Realty Trust, Inc. REIT	4,611,243
4,050	Healthcare Services Group, Inc.	62,046
7,208	HealthTronics, Inc.(b)	13,263
163,400	Healthways, Inc.(b)	2,258,188
16,533	Heartland Express, Inc.	222,534
3,200	Heartland Payment Systems, Inc.	29,024
20,100	Hecla Mining Co.(b)	53,265
1,300	Heico Corp.	51,389
3,300	Heico Corp. - Class A	95,997
3,600	Heidrick & Struggles International, Inc.	54,720

Shares		Value

UNITED STATES (continued)
148,180	Henry Schein, Inc.(b)	$5,546,377
114	Hercules Technology Growth Capital, Inc.	744
4,505	Heritage Commerce Corp.	32,481
4,500	Herman Miller, Inc.	49,455
6,300	Hersha Hospitality Trust	15,309
50,000	Hershey Co. (The)	1,864,000
3,150	Hibbett Sports, Inc.(b)	42,872
3,000	Highwoods Properties, Inc.	67,680
6,400	Hill International, Inc.(b)	35,200
6,800	Hilltop Holdings, Inc.(b)	68,000
600	Hi-Tech Pharmacal Co., Inc.(b)	3,216
87,400	Hittite Microwave Corp.(b)	2,239,188
34,000	HJ Heinz Co.	1,241,000
4,000	HMS Holdings Corp.(b)	123,800
101,000	Hologic, Inc.(b)	1,190,790
7,236	Home Bancshares, Inc.	148,989
2,215	Home Federal Bancorp, Inc.	19,913
11,700	Home Solutions of America, Inc.(b)	1,287
1,100	Hooker Furniture Corp.	8,888
3,200	Horace Mann Educators Corp.	29,920
2,125	Horizon Financial Corp.	5,206
3,500	Hornbeck Offshore Services, Inc.(b)	62,090
10,500	Hot Topic, Inc.(b)	89,670
1,800	HRPT Properties Trust	5,724
8,950	HUB Group, Inc. - Class A(b)	203,165
5,000	Hudson Highland Group, Inc.(b)	12,300
1,900	Hughes Communications, Inc.(b)	22,933
5,000	Human Genome Sciences, Inc.(b)	9,050
2,200	Hurco Cos., Inc.(b)	31,196
1,500	Huron Consulting Group, Inc.(b)	74,970
12,900	Hutchinson Technology, Inc.(b)	40,893
26,200	Hypercom Corp.(b)	39,824
4,000	i2 Technologies, Inc.(b)	24,960
4,944	Ibasis, Inc.(b)	4,548
1,500	IBERIABANK Corp.	63,585
3,500	ICO, Inc.(b)	9,275
9,298	Iconix Brand Group, Inc.(b)	76,894
4,800	ICU Medical, Inc.(b)	146,448
5,900	Idacorp, Inc.	171,749
19,600	Idenix Pharmaceuticals, Inc.(b)	113,876
7,000	Idera Pharmaceuticals, Inc.(b)	49,000
274,000	IDEX Corp.	6,195,140
1,400	IDT Corp.(b)	511
9,500	IDT Corp. - Class B(b)	3,325
5,900	I-Flow Corp.(b)	24,249
19,100	iGate Corp.(b)	78,119
20,000	IHS, Inc. - Class A(b)	876,000
3,997	II-VI, Inc.(b)	75,264

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009 (Unaudited)

Shares		Value

UNITED STATES (continued)
15,000	Illumina, Inc.(b)	$410,400
5,200	Imation Corp.	50,648
1,700	Immersion Corp.(b)	8,823
117,600	Immucor, Inc.(b)	3,258,696
9,578	Immunogen, Inc.(b)	39,940
5,780	Immunomedics, Inc.(b)	6,994
2,000	Imperial Sugar Co.	22,720
8,264	Incyte Corp.(b)	24,214
29,800	Independent Bank Corp./MA	552,492
3,098	Independent Bank Corp./MI	4,926
9,600	Indevus Pharmaceuticals, Inc.(b)	51,072
3,520	Infinity Property & Casuality Corp.	135,168
7,030	InfoGROUP, Inc.	25,941
8,400	Informatica Corp.(b)	107,184
7,900	Infospace, Inc.(b)	63,279
1,712	Ingles Markets, Inc. - Class A	24,413
5,400	Inland Real Estate Corp.	53,298
3,400	Innovative Solutions & Support, Inc.	10,574
5,800	Insight Enterprises, Inc.(b)	30,044
10,019	Insituform Technologies, Inc. - Class A(b)	187,956
10,355	Inspire Pharmaceuticals, Inc.(b)	39,349
9,000	Insteel Industries, Inc.	69,300
2,517	Integra Bank Corp.	4,052
127,759	Integra LifeScience Holdings Corp.(b)	3,544,035
6,572	Integral Systems, Inc.(b)	71,832
3,084	Integrated Electrical Services, Inc.(b)	25,505
6,153	Integrated Silicon Solutions, Inc.(b)	10,460
5,653	Inter Parfums, Inc.	34,144
170,000	Interactive Data Corp.	3,877,700
3,000	Interactive Intelligence, Inc.(b)	20,610
8,502	InterDigital, Inc.(b)	274,870
6,890	Interface, Inc. - Class A	28,111
5,000	Interline Brands, Inc.(b)	40,000
7,300	Intermec, Inc.(b)	90,666
6,500	InterMune, Inc.(b)	74,360
5,000	Internap Network Services Corp.(b)	13,450
600	International Assets Holding Corp.(b)	4,050
5,940	International Bancshares Corp.	108,227
37,000	International Flavors & Fragrances, Inc.	1,058,940
4,200	International Royalty Corp.	6,610
8,400	Internet Capital Group, Inc.(b)	36,204
5,100	Interstate Hotels & Resorts, Inc.(b)	2,550
1,500	Intervest Bancshares Corp. - Class A	5,625
9,699	Interwoven, Inc.(b)	152,953
5,200	Intevac, Inc.(b)	22,776

Shares		Value

UNITED STATES (continued)
1,449	Introgen Therapeutics, Inc.(b)	$32
8,000	Intuitive Surgical, Inc.(b)	825,840
3,800	Invacare Corp.	72,428
3,800	inVentiv Health, Inc.(b)	36,252
5,873	Inverness Medical Innovations, Inc.(b)	143,712
8,100	Investment Technology Group, Inc.(b)	175,608
6,528	Investors Bancorp, Inc.(b)	69,719
11,563	ION Geophysical Corp.(b)	17,344
7,200	Iowa Telecommunications Services, Inc.	92,520
3,100	IRIS International, Inc.(b)	30,876
7,900	iRobot Corp.(b)	60,040
104,000	Iron Mountain, Inc.(b)	2,127,840
3,600	Irwin Financial Corp.(b)	8,604
10,035	Isis Pharmaceuticals, Inc.(b)	141,795
5,400	Isle of Capri Casinos, Inc.(b)	15,282
1,000	ITC Holdings Corp.	41,980
22,500	ITT Corp.	1,018,800
5,800	Ixia(b)	30,856
16,032	IXYS Corp.	109,819
3,500	J & J Snack Foods Corp.	122,185
4,400	j2 Global Communications, Inc.(b)	86,152
100,000	Jack Henry & Associates, Inc.	1,780,000
6,086	Jack in the Box, Inc.(b)	137,483
3,900	Jackson Hewitt Tax Service, Inc.	51,636
5,793	Jakks Pacific, Inc.(b)	106,244
500	James River Coal Co.(b)	6,780
1,095	Jarden Corp.(b)	11,421
8,000	Javelin Pharmaceuticals, Inc.(b)	9,040
203,000	JC Penney Co., Inc.	3,400,250
3,900	JDA Software Group, Inc.(b)	43,680
10,100	JetBlue Airways Corp.(b)	56,863
6,500	Jo-Ann Stores, Inc.(b)	83,005
200	John B. Sanfilippo & Son, Inc.(b)	1,100
6,325	Jos. A. Bank Clothiers, Inc.(b)	173,684
17,800	Jupitermedia Corp.(b)	9,078
100,000	K12, Inc.(b)	1,597,000
4,500	Kadant, Inc.(b)	45,180
1,900	Kaiser Aluminum Corp.	47,196
4,647	Kaman Corp.	88,711
7,100	Kansas City Southern(b)	128,936
130,000	Kaydon Corp.	3,536,000
9,900	Kearny Financial Corp.	106,821
1,100	Keithley Instruments, Inc.	3,817
3,800	Kelly Services, Inc. - Class A	34,428
19,377	Kemet Corp.(b)	4,069
2,700	Kendle International, Inc.(b)	51,570
5,700	Kenexa Corp.(b)	38,703
203,800	Kennametal, Inc.	3,268,952
4,100	Kenneth Cole Productions, Inc. - Class A	26,199

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009 (Unaudited)

Shares		Value

UNITED STATES (continued)
3,949	Kensey Nash Corp.(b)	$81,626
4,061	Keryx Biopharmaceuticals, Inc.(b)	786
4,600	Keynote Systems, Inc.(b)	40,250
1,200	K-Fed Bancorp	9,600
9,125	Kforce, Inc.(b)	57,031
6,000	Kimball International, Inc. - Class B	41,340
5,900	Kindred Healthcare, Inc.(b)	80,063
5,000	Kirby Corp.(b)	119,900
5,100	Kite Realty Group Trust	23,613
11,200	Knight Capital Group, Inc. - Class A(b)	201,936
11,950	Knight Transportation, Inc.	159,413
3,800	Knoll, Inc.	25,916
3,500	Knology, Inc.(b)	16,450
6,000	Knot, Inc. (The)(b)	41,280
20,958	Kopin Corp.(b)	33,114
6,100	Korn/Ferry International(b)	57,340
36,600	Kratos Defense & Security Solutions, Inc.(b)	43,188
11,800	Krispy Kreme Doughnuts, Inc.(b)	16,402
6,100	Kronos Worldwide, Inc.	86,925
3,800	K-Swiss, Inc. - Class A	40,736
9,437	Kulicke & Soffa Industries, Inc.(b)	14,439
5,100	KV Pharmaceutical Co. - Class A(b)	3,315
300	KV Pharmaceutical Co. - Class B(b)	420
10,076	L-1 Indentity Solutions, Inc.(b)	73,051
3,500	LaBarge, Inc.(b)	38,745
27,000	Laboratory Corp. of America Holdings(b)	1,598,400
10,700	Laclede Group, Inc. (The)	485,673
3,233	Ladish Co., Inc.(b)	36,759
2,963	Lakeland Financial Corp.	61,038
169,100	Lancaster Colony Corp.	6,156,931
156,129	Lance, Inc.	2,939,909
1,500	LandAmerica Financial Group, Inc.	85
2,900	Landauer, Inc.	198,882
5,974	Landec Corp.(b)	32,857
700	Landry’s Restaurants, Inc.	4,522
93,000	Landstar System, Inc.	3,335,910
4,700	LaSalle Hotel Properties	39,151
26,276	Lattice Semiconductor Corp.(b)	40,465
29,300	Lawson Software, Inc.(b)	123,646
3,270	Layne Christensen Co.(b)	51,601
18,700	La-Z-Boy, Inc.	18,139
2,543	LCA-Vision, Inc.	6,408
8,400	Leapfrog Enterprises, Inc.(b)	16,884
700	Learning Tree International, Inc.(b)	6,146
6,900	LECG Corp.(b)	22,563
3,700	Lee Enterprises, Inc.	1,147

Shares		Value

UNITED STATES (continued)
2,800	Lennox International, Inc.	$78,708
206,000	Lenovo Group Ltd.	39,052
14,300	Lexicon Pharmaceuticals, Inc.(b)	17,017
7,500	Lexington Realty Trust	33,225
6,300	LHC Group, Inc.(b)	167,643
2,600	Libbey, Inc.	3,224
1,799	Life Partners Holdings, Inc.	68,362
40,000	Life Technologies Corp.(b)	1,018,400
3,600	Life Time Fitness, Inc.(b)	53,316
1,700	Lifeway Foods, Inc.(b)	12,580
5,430	Lin TV Corp. - Class A(b)	3,801
12,664	Lincoln Educational Services Corp.(b)	185,148
25,957	Lincoln Electric Holdings, Inc.	1,068,650
1,400	Lindsay Corp.	36,400
7,831	Lionbridge Technologies(b)	14,096
9,300	Liquidity Services, Inc.(b)	66,309
500	Lithia Motors, Inc. - Class A	1,530
3,900	Littelfuse, Inc.(b)	59,670
10,400	Live Nation, Inc.(b)	54,392
6,300	LKQ Corp.(b)	72,765
5,500	LMI Aerospace, Inc.(b)	62,095
2,889	LodgeNet Interactive Corp.(b)	2,745
12,200	Lodgian, Inc.(b)	22,570
2,500	LoJack Corp.(b)	9,500
4,124	Loral Space & Communications, Inc.(b)	54,478
14,100	Louisiana-Pacific Corp.	29,328
3,500	LSB Industries, Inc.(b)	25,830
10,598	LSI Industries, Inc.	48,221
12,979	LTX-Credence Corp.(b)	3,764
12,972	Luby’s, Inc.(b)	58,893
1,600	Lufkin Industries, Inc.	55,920
129,995	Luminex Corp.(b)	2,647,998
4,000	M&F Worldwide Corp.(b)	42,400
5,100	M/I Homes, Inc.	45,084
1,365	Macatawa Bank Corp.	3,699
2,200	Macrovision Solutions Corp.(b)	28,842
2,600	Magellan Health Services, Inc.(b)	94,172
5,840	Magma Design Automation, Inc.(b)	6,716
3,400	Maguire Properties, Inc.(b)	7,072
2,600	Maidenform Brands, Inc.(b)	23,270
9,256	MainSource Financial Group, Inc.	90,431
5,100	Manhattan Associates, Inc.(b)	78,234
3,100	Mannatech, Inc.	8,339
2,700	MannKind Corp.(b)	9,585
2,600	Mantech International Corp - Class A(b)	139,438
5,529	Marchex, Inc. - Class B	27,700
7,700	Marcus Corp.	79,541
7,700	Marine Products Corp.	28,798
3,400	MarineMax, Inc.(b)	5,984

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009 (Unaudited)

Shares		Value

UNITED STATES (continued)
10,300	Mariner Energy, Inc.(b)	$101,970
5,700	MarketAxess Holdings, Inc.(b)	44,004
2,545	Marlin Business Services Corp.(b)	10,104
46,000	Martek Biosciences Corp.	1,216,700
10,800	Marten Transport Ltd.(b)	190,728
4,400	Marvel Entertainment, Inc.(b)	121,044
40,000	Masimo Corp.(b)	1,110,800
3,800	Massey Energy Co.	57,684
10,400	MasTec, Inc.(b)	110,552
1,273	Mastech Holdings, Inc.(b)	2,381
3,200	Material Sciences Corp.(b)	4,480
4,100	Matrix Service Co.(b)	21,689
103,593	Matthews International Corp. - Class A	4,033,911
15,915	Mattson Technology, Inc.(b)	15,597
800	Maui Land & Pineapple Co., Inc.(b)	7,384
2,900	MAXIMUS, Inc.	107,764
4,300	Maxwell Technologies, Inc.(b)	20,124
13,389	Maxygen, Inc.(b)	114,610
5,386	MB Financial, Inc.	88,007
2,056	MBT Financial Corp.	5,407
289,400	McCormick & Co., Inc.	9,272,376
2,857	McCormick & Schmick’s Seafood Restaurants, Inc.(b)	10,085
8,000	MCG Capital Corp.	5,440
4,700	Mcgrath Rentcorp	98,559
6,700	McMoRan Exploration Co.(b)	44,823
4,211	MDRNA, Inc.(b)	1,137
18,096	Medarex, Inc.(b)	108,033
135,000	MedAssets, Inc.(b)	1,965,600
7,932	Medcath Corp.(b)	49,892
2,700	Media General, Inc. - Class A	5,265
8,687	Mediacom Communications Corp. - Class A(b)	46,910
5,600	Medical Action Industries, Inc.(b)	48,160
7,500	Medicines Co. (The)(b)	96,000
3,400	Medicis Pharmaceutical Corp. - Class A	47,362
1,400	Medis Technologies Ltd.(b)	700
5,900	Medivation, Inc.(b)	110,625
7,300	Men’s Wearhouse, Inc.	85,045
15,900	Mentor Graphics Corp.(b)	74,094
72,951	Meridian Bioscience, Inc.	1,550,938
44,200	Meridian Resource Corp.(b)	13,702
13,500	Merit Medical Systems, Inc.(b)	207,765
6,700	Mesa Air Group, Inc.(b)	1,005
1,600	Metalico, Inc.(b)	3,920
5,414	Methode Electronics, Inc.	25,013
83,000	Mettler-Toledo International, Inc.(b)	5,526,140
2,600	MGE Energy, Inc.	83,330
300	MGP Ingredients, Inc.	166
2,200	Michael Baker Corp.(b)	76,912

Shares		Value

UNITED STATES (continued)
5,950	Micrel, Inc.	$45,220
3,400	Micros Systems, Inc.(b)	48,960
100	MicroStrategy, Inc. - Class A(b)	3,870
19,200	Microtune, Inc.(b)	32,832
3,600	Microvision, Inc.(b)	5,760
1,000	Micrus Endovascular Corp.(b)	11,280
1,600	Mid-America Apartment Communities, Inc.	47,264
1,000	Midas, Inc.(b)	8,750
1,087	Middleby Corp.(b)	25,175
900	Middlesex Water Co.	14,895
13,000	Midway Games, Inc.(b)	3,250
3,580	Midwest Banc Holdings, Inc.	4,189
1,415	Miller Industries, Inc.(b)	7,754
26,000	Millipore Corp.(b)	1,434,160
4,400	Mine Safety Appliances Co.	86,328
2,300	Minerals Technologies, Inc.	86,963
1,900	Minrad International, Inc.(b)	228
371,742	MIPS Technologies, Inc.(b)	624,527
1,600	Mission West Properties	11,152
10,081	MKS Instruments, Inc.(b)	141,638
7,400	Mobile Mini, Inc.(b)	93,536
3,800	Modine Manufacturing Co.	10,412
5,200	Molina Healthcare, Inc.(b)	91,208
5,500	Monaco Coach Corp.	3,190
4,400	Monarch Casino & Resort, Inc.(b)	45,056
3,200	MoneyGram International, Inc.(b)	4,960
400	Monmouth REIT - Class A	2,388
336	Monogram Biosciences, Inc.(b)	924
4,411	Monolithic Power Systems, Inc.(b)	53,594
10,746	Monro Muffler, Inc.	260,805
5,600	Moog, Inc. - Class A.(b)	167,776
2,000	Morgans Hotel Group Co.(b)	7,300
50,000	Morningstar, Inc.(b)	1,733,500
3,600	Morton’s Restaurant Group, Inc.(b)	6,480
4,900	MoSys, Inc.(b)	10,192
3,218	Movado Group, Inc.	24,714
47,700	Move, Inc.(b)	80,613
677	Movie Gallery, Inc.(b)(c)(d)	1
19,900	MPS Group, Inc.(b)	120,395
28,404	MRV Communications, Inc.(b)	14,486
150,000	MSCI, Inc. - Class A(b)	2,604,000
5,300	MTR Gaming Group, Inc.(b)	7,950
2,900	MTS Systems Corp.	75,951
5,200	Mueller Industries, Inc.	104,624
13,353	Mueller Water Products, Inc. - Class A	90,400
12,993	Multimedia Games, Inc.(b)	22,218
3,900	MWI Veterinary Supply, Inc.(b)	81,627
6,700	Myers Industries, Inc.	42,009
6,700	Myriad Genetics, Inc.(b)	499,619
9,600	Nabi Biopharmaceuticals(b)	39,648

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
785	NACCO Industries, Inc. - Class A	$25,112
3,500	Nanometrics, Inc.(b)	4,620
6,800	Nara Bancorp, Inc.	40,188
1,900	Nash Finch Co.	81,757
2,200	NATCO Group, Inc. - Class A(b)	37,686
16,020	National Beverage Corp.(b)	139,534
4,400	National Financial Partners Corp.	11,308
1,600	National Healthcare Corp.	72,800
245,000	National Instruments Corp.	5,260,150
104,300	National Interstate Corp.	1,656,284
10,386	National Penn Bancshares, Inc.	100,536
8,072	National Retail Properties, Inc.	116,479
6,000	Natural Gas Services Group, Inc.(b)	51,300
6,943	Natus Medical, Inc.(b)	53,739
3,500	Nautilus, Inc.(b)	4,865
8,500	Navigant Consulting, Inc.(b)	121,805
127,124	Navigators Group, Inc.(b)	6,526,546
6,000	NBT Bancorp, Inc.	137,040
8,800	NBTY, Inc.(b)	166,056
4,300	NCI Building Systems, Inc.(b)	49,837
1,700	NCI, Inc. - Class A(b)	51,000
4,700	Nelnet, Inc. - Class A	64,954
4,583	Neogen Corp.(b)	119,937
1,882	Neopharm, Inc.(b)	113
438,000	NetApp, Inc.(b)	6,495,540
600	NetFlix, Inc.(b)	21,684
5,229	Netgear, Inc.(b)	58,146
4,700	Netlogic Microsystems, Inc.(b)	99,687
16,000	Netscout Systems, Inc.(b)	227,520
180,000	NetSuite, Inc.(b)	1,260,000
9,600	Network Equipment Technologies, Inc.(b)	30,048
9,600	Neurogen Corp.(b)	1,248
150,000	NeuStar, Inc. - Class A(b)	2,043,000
7,200	New Jersey Resources Corp.	288,648
15,700	NewAlliance Bancshares, Inc.	172,543
1,100	NewMarket Corp.	34,650
18,777	Newpark Resources, Inc.(b)	79,051
8,760	Newport Corp.(b)	46,866
11,402	NexCen Brands, Inc.(b)	684
6,800	Nextwave Wireless, Inc.(b)	1,428
219,533	NIC, Inc.	1,172,306
5,400	Nicor, Inc.	184,734
18,200	NL Industries, Inc.	210,392
2,440	NN, Inc.	4,148
2,800	Noble International Ltd.	924
6,600	Nordson Corp.	199,386
23,000	Northern Trust Corp.	1,322,960
9,052	Northwest Bancorp, Inc.	168,005
2,700	Northwest Natural Gas Co.	115,938
2,200	Northwest Pipe Co.(b)	77,572
3,065	NorthWestern Corp.	74,204

Shares		Value

UNITED STATES (continued)
7,300	Novatel Wireless, Inc.(b)	$40,442
9,700	Novavax, Inc.(b)	15,423
5,439	Noven Pharmaceuticals, Inc.(b)	54,009
5,006	NPS Pharmaceuticals, Inc.(b)	31,237
6,500	Nu Skin Enterprises, Inc. - Class A	61,685
6,050	NutriSystem, Inc.	77,984
53,850	NuVasive, Inc.(b)	2,010,759
3,000	NxStage Medical, Inc.(b)	10,290
135,000	Oceaneering International, Inc.(b)	4,652,100
2,207	OceanFirst Financial Corp.	28,294
3,900	O’Charleys, Inc.	9,750
14,700	Ocwen Financial Corp.(b)	130,830
11,900	Odyssey HealthCare, Inc.(b)	118,048
1,700	Odyssey Marine Exploration, Inc.(b)	6,715
8,400	Odyssey Re Holdings Corp.	395,220
9,400	Oil States International, Inc.(b)	172,114
6,400	Old Dominion Freight Line, Inc.(b)	160,512
8,900	Old National Bancorp	113,297
4,800	Old Second Bancorp, Inc.	42,912
9,900	Olin Corp.	139,095
1,000	Olympic Steel, Inc.	15,870
3,800	OM Group, Inc.(b)	73,644
5,200	Omega Healthcare Investors, Inc.	76,076
6,100	Omega Protein Corp.(b)	23,302
5,500	Omnicell, Inc.(b)	42,955
151,960	Omniture, Inc.(b)	1,381,316
6,300	Omnivision Technologies, Inc.(b)	42,147
9,400	Omnova Solutions, Inc.(b)	8,554
4,600	On Assignment, Inc.(b)	21,298
48,525	ON Semiconductor Corp.(b)	202,349
600	One Liberty Properties, Inc.	3,690
7,300	Online Resources Corp.(b)	23,068
3,100	Onyx Pharmacueticals, Inc.(b)	94,333
13,916	Openwave Systems, Inc.(b)	10,159
4,300	Oplink Communications, Inc.(b)	30,401
3,900	Opnet Technologies, Inc.(b)	31,980
16,565	OraSure Technologies, Inc.(b)	47,707
6,500	Orbital Sciences Corp.(b)	109,005
3,042	O’Reilly Automotive, Inc.(b)	88,431
200	Ormat Technologies, Inc.	6,198
13,200	Orthovita, Inc.(b)	38,148
3,400	OSI Pharmaceuticals, Inc.(b)	121,040
4,500	OSI Systems, Inc.(b)	65,835
3,961	Otter Tail Corp.	80,289
2,400	Overstock.com, Inc.(b)	26,352
1,700	Owens & Minor, Inc.	67,609
2,929	Oxford Industries, Inc.	19,507
800	OYO Geospace Corp.(b)	11,960

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
3,600	P.F. Chang’s China Bistro, Inc.(b)	$63,828
5,786	Pacific Capital Bancorp	61,389
3,070	PacWest Bancorp	51,914
4,500	PAETEC Holding Corp.(b)	6,075
14,600	Pain Therapeutics, Inc.(b)	96,944
11,344	Palm Harbor Homes, Inc.(b)	40,158
19,600	Palm, Inc.(b)	150,332
1,994	Palomar Medical Technologies, Inc.(b)	17,647
3,030	Panacos Pharmaceuticals, Inc.(b)	213
4,600	Panera Bread Co. - Class A(b)	216,108
5,800	Pantry, Inc. (The)(b)	96,454
2,400	Papa John’s International, Inc.(b)	45,624
6,500	Parallel Petroleum Corp.(b)	15,730
9,000	Parexel International Corp.(b)	89,010
10,100	Park Electrochemical Corp.	177,255
1,900	Park National Corp.	103,075
18,237	Parker Drilling Co.(b)	38,662
3,500	Parkervision, Inc.(b)	6,265
1,313	Park-Ohio Holdings Corp.(b)	4,832
2,300	Parkway Properties, Inc.	34,316
647	Patriot Capital Funding, Inc.	1,812
65,000	Patterson Cos., Inc.(b)	1,195,350
6,897	PC Connection, Inc.(b)	33,726
1,400	PC Mall, Inc.(b)	5,558
4,814	PC-Tel, Inc.	31,098
13,980	PDF Solutions, Inc.(b)	20,830
1,616	PDI, Inc.(b)	7,466
6,200	PDL BioPharma, Inc.	39,804
11,000	Peabody Energy Corp.	275,000
900	Peapack Gladstone Financial Corp.(c)	19,800
4,942	Peet’s Coffee & Tea, Inc.(b)	100,421
17,900	Pegasystems, Inc.	242,903
1,700	Penford Corp.	14,722
4,600	Penn Virginia Corp.	94,760
4,600	Pennsylvania Real Estate Investment Trust	20,378
15,400	Penske Auto Group, Inc.	114,268
1,400	Penwest Pharmaceuticals Co.(b)	2,478
871	Peoples Bancorp, Inc.	8,771
4,900	PEP Boys - Manny Moe & Jack	14,161
3,700	Perficient, Inc.(b)	14,467
9,090	Pericom Semiconductor Corp.(b)	56,085
3,700	Perini Corp.(b)	77,145
8,800	Perot Systems Corp. - Class A(b)	114,312
2,916	Perry Ellis International, Inc.(b)	11,197
7,800	PetMed Express, Inc.(b)	112,632
7,440	PetroHawk Energy Corp.(b)	146,642
3,643	Petroleum Development Corp.(b)	62,842

Shares		Value

UNITED STATES (continued)
23,900	Petroquest Energy, Inc.(b)	$151,287
2,700	PFF Bancorp, Inc.(b)	62
9,400	PharmaNet Development Group, Inc.(b)	12,314
2,159	PharMerica Corp.(b)	35,494
8,500	PHH Corp.(b)	93,925
5,900	PHI, Inc. - Non Voting(b)	70,918
200	PHI, Inc. - Voting(b)	3,150
14,400	Phoenix Cos., Inc. (The)	25,200
8,617	Phoenix Technologies Ltd.(b)	22,232
10,872	Photronics, Inc.(b)	17,286
3,500	Pico Holdings, Inc.(b)	88,970
5,400	Piedmont Natural Gas Co.	139,914
43,700	Pier 1 Imports, Inc.(b)	15,295
3,100	Pike Electric Corp.(b)	34,875
5,300	Pilgrim’s Pride Corp.(c)	3,763
7,400	Pinnacle Airlines Corp.(b)	14,800
8,300	Pinnacle Entertainment, Inc.(b)	56,274
5,000	Pinnacle Financial Partners, Inc.(b)	118,150
37,000	Pioneer Natural Resources Co.	541,680
600	Piper Jaffray Cos.(b)	17,226
117,000	Plains Exploration & Production Co.(b)	2,471,040
6,400	Plantronics, Inc.	64,960
14,000	Playboy Enterprises, Inc. - Class B(b)	24,220
10,800	Plexus Corp.(b)	156,168
43,300	Plug Power, Inc.(b)	38,970
2,300	PLX Technology, Inc.(b)	3,795
7,384	PMA Capital Corp. - Class A(b)	40,686
31,200	PMC - Sierra, Inc.(b)	151,944
4,900	PNM Resources, Inc.	49,196
3,176	Polaris Industries, Inc.	67,554
20,500	PolyOne Corp.(b)	42,025
2,900	Portfolio Recovery Associates, Inc.(b)	68,411
1,000	Portland General Electric Co.	19,450
5,400	Post Properties, Inc.	70,686
5,501	Powell Industries, Inc.(b)	131,364
4,573	Power-One, Inc.(b)	4,664
21,118	Powerwave Technologies, Inc.(b)	9,503
9,517	Pozen, Inc.(b)	68,332
900	Preferred Bank Los Angeles	5,013
5,700	Premiere Global Services, Inc.(b)	55,233
1,700	Pre-Paid Legal Services, Inc.(b)	57,154
5,520	Presidential Life Corp.	53,378
18,104	Presstek, Inc.(b)	39,105
2,200	Prestige Brands Holdings, Inc.(b)	13,970
5,900	Pricesmart, Inc.	96,170
9,048	Princeton Review, Inc.(b)	44,426
200	PrivateBancorp, Inc.	2,916
4,300	ProAssurance Corp.(b)	203,218

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
3,886	Progenics Pharmaceuticals, Inc.(b)	$28,329
4,900	Progress Software Corp.(b)	83,594
663	Progressive Gaming International Corp.(b)	41
6,400	Prosperity Bancshares, Inc.	173,120
8,450	Protection One, Inc.(b)	24,082
5,726	Providence Service Corp. (The)(b)	12,311
6,331	Provident Bankshares Corp.	40,645
700	Provident Financial Holdings, Inc.	3,150
8,600	Provident Financial Services, Inc.	93,998
20,617	Provident New York Bancorp	195,862
3,000	PS Business Parks, Inc.	128,700
9,332	PSS World Medical, Inc.(b)	148,192
3,800	Psychiatric Solutions, Inc.(b)	98,800
2,357	QAD, Inc.	6,034
3,090	QC Holdings, Inc.	13,132
3,600	Quaker Chemical Corp.	41,076
2,100	Quality Systems, Inc.	78,288
4,900	Quanex Building Products Corp.	41,601
31,262	Quanta Services, Inc.(b)	668,382
71,700	Quantum Corp.(b)	36,567
11,000	Quest Resource Corp.(b)	4,290
17,800	Quest Software, Inc.(b)	221,966
22,500	Questcor Pharmaceuticals, Inc.(b)	145,125
9,364	Quidel Corp.(b)	115,177
15,800	Quiksilver, Inc.(b)	33,180
5,800	Rackable Systems, Inc.(b)	22,794
5,400	Radiant Systems, Inc.(b)	18,684
1,200	Radio One, Inc. - Class A(b)	744
1,430	Radio One, Inc. - Class D(b)	486
6,000	Radisys Corp.(b)	28,380
90,000	Ralcorp Holdings, Inc.(b)	5,329,800
2,500	Rambus, Inc.(b)	22,650
2,800	Ramco-Gershenson Properties	13,776
5,887	Raven Industries, Inc.	128,395
152,200	RBC Bearings, Inc.(b)	2,782,216
6,539	RC2 Corp.(b)	37,992
700	RCN Corp.(b)	2,576
18,353	RealNetworks, Inc.(b)	51,755
4,398	Red Robin Gourmet Burgers, Inc.(b)	53,568
1,575	Reddy Ice Holdings, Inc.	2,552
5,000	Regal-Beloit Corp.	169,800
12,490	Regeneron Pharmaceuticals, Inc.(b)	218,325
5,600	Regis Corp.	63,000
4,700	RehabCare Group, Inc.(b)	65,565
5,900	Renaissance Learning, Inc.	42,657
5,222	Renasant Corp.	63,238
10,524	Rent-A-Center, Inc.(b)	156,281
14,700	Rentech, Inc.(b)	10,143

Shares		Value

UNITED STATES (continued)
9,400	Republic Airways Holdings, Inc.(b)	$76,986
5,599	Res-Care, Inc.(b)	75,866
47,000	Resmed, Inc.(b)	1,875,300
3,000	Resource America, Inc. - Class A	12,240
4,300	Resources Connection, Inc.(b)	62,221
8,100	Retail Ventures, Inc.(b)	19,359
5,087	Revlon, Inc. - Class A(b)	30,064
56,149	RF Micro Devices, Inc.(b)	60,641
6,300	Rigel Pharmaceuticals, Inc.(b)	44,037
10,500	RightNow Technologies, Inc.(b)	61,320
2,900	Rimage Corp.(b)	38,019
4,800	RLI Corp.	271,152
6,200	Robbins & Myers, Inc.	107,198
5,500	Rock-Tenn Co. - Class A	171,435
1,726	Rockville Financial, Inc.	19,711
3,000	Rofin-Sinar Technologies, Inc.(b)	50,670
3,300	Rogers Corp.(b)	80,850
8,850	Rollins, Inc.	138,060
30,000	Roper Industries, Inc.	1,234,200
4,000	Royal Gold, Inc.	192,320
17,550	RPC, Inc.	130,572
12,859	RTI Biologics, Inc.(b)	31,505
4,343	RTI International Metals, Inc.(b)	57,805
4,500	Ruby Tuesday, Inc.(b)	5,580
8,600	Ruddick Corp.	206,830
7,900	Rudolph Technologies, Inc.(b)	22,199
6,900	Rush Enterprises, Inc. - Class A(b)	62,790
4,300	Russ Berrie & Co., Inc.(b)	7,353
3,100	S & T Bancorp, Inc.	78,833
19,536	S1 Corp.(b)	130,305
16,300	Safeguard Scientifics, Inc.(b)	9,780
8,000	Safety Insurance Group, Inc.	280,160
1,300	Saga Communications, Inc. - Class A(b)	5,746
3,400	Saia, Inc.(b)	36,346
4,505	Salem Communications Corp. - Class A(b)	4,415
32,000	Salesforce.com, Inc.(b)	851,520
5,304	Salix Pharmaceuticals Ltd.(b)	42,432
14,700	Sally Beauty Holdings, Inc.(b)	69,531
3,501	Sanders Morris Harris Group, Inc.	14,564
2,300	Sanderson Farms, Inc.	83,214
5,999	Sandy Spring Bancorp, Inc.	84,706
8,200	Sangamo Biosciences, Inc.(b)	34,030
6,000	Santarus, Inc.(b)	10,140
12,700	Sapient Corp.(b)	54,102
4,800	Sauer-Danfoss, Inc.	36,192
2,200	Saul Centers, Inc.	71,940
11,100	Savient Pharmaceuticals, Inc.(b)	61,494

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
4,100	SBA Communications Corp. - Class A(b)	$81,590
2,900	Scansource, Inc.(b)	54,288
213,280	Schawk, Inc.	1,736,099
400	Schnitzer Steel Industries, Inc. - Class A	15,708
6,500	Scholastic Corp.	70,850
2,600	School Specialty, Inc.(b)	42,900
6,001	Schulman (A.), Inc.	90,915
7,776	Schweitzer-Mauduit International, Inc.	166,406
615	Sciclone Pharmaceuticals, Inc.(b)	510
300	SeaBright Insurance Holdings, Inc.(b)	3,111
7,800	Seachange International, Inc.(b)	46,176
3,200	Seacoast Banking Corp. of Florida	14,688
7,616	Seattle Genetics, Inc.(b)	76,845
458,784	SEI Investments Co.	5,812,793
4,500	Select Comfort Corp.(b)	1,395
8,400	Selective Insurance Group	128,940
7,400	Semitool, Inc.(b)	20,498
6,800	Semtech Corp.(b)	79,900
2,060	Senomyx, Inc.(b)	7,313
291,300	Sensient Technologies Corp.	6,262,950
9,200	Sequenom, Inc.(b)	203,872
129	SeraCare Life Sciences, Inc.(b)	138
145,000	Service Corp. International	659,750
4,200	Shenandoah Telecommunications Co.	102,396
100,000	Sherwin-Williams Co. (The)	4,775,000
4,200	Shiloh Industries, Inc.	9,660
3,300	Shoe Carnival, Inc.(b)	25,905
800	Sierra Bancorp	9,800
3,185	Sigma Designs, Inc.(b)	32,551
5,325	Signature Bank(b)	136,799
6,400	Silgan Holdings, Inc.	293,376
30,458	Silicon Image, Inc.(b)	111,781
2,000	Silicon Laboratories, Inc.(b)	46,060
23,420	Silicon Storage Technology, Inc.(b)	48,011
5,036	Simmons First National Corp. - Class A	124,087
7,850	Simpson Manufacturing Co., Inc.	157,550
7,253	Sinclair Broadcast Group, Inc. - Class A	13,418
15,400	SIRVA, Inc.(b)(c)(d)	5
6,700	Six Flags, Inc.(b)	2,010
2,800	SJW Corp.	75,292
4,600	Skechers U.S.A., Inc. - Class A(b)	45,816
1,600	Skyline Corp.	32,128
9,380	Skywest, Inc.	146,797
29,400	Skyworks Solutions, Inc.(b)	127,008

Shares		Value

UNITED STATES (continued)
4,700	Smith & Wesson Holding Corp.(b)	$11,092
23,804	Smith International, Inc.	540,351
2,000	Smith Micro Software, Inc.(b)	10,600
900	Smithtown Bancorp, Inc.	12,402
2,900	Somanetics Corp.(b)	42,456
1,900	Somaxon Pharmaceuticals, Inc.(b)	4,655
5,900	Sonic Automotive, Inc. - Class A	11,977
4,200	Sonic Corp.(b)	40,908
13,200	Sonic Innovations, Inc.(b)	11,880
9,100	Sonic Solutions, Inc.(b)	11,921
32,229	SonicWALL, Inc.(b)	113,446
89,300	SonoSite, Inc.(b)	1,695,807
20,756	Sonus Networks, Inc.(b)	27,398
5,300	Sotheby’s	46,057
6,142	Source Interlink Cos., Inc.(b)	676
6,600	SourceForge, Inc.(b)	6,600
4,400	South Jersey Industries, Inc.	164,120
4,790	Southside Bancshares, Inc.	91,106
5,300	Southwest Bancorp, Inc.	55,544
4,200	Southwest Gas Corp.	108,192
6,015	Southwest Water Co.	26,947
2,600	Sovran Self Storage, Inc.	67,600
2,800	Spanish Broadcasting System, Inc. - Class A(b)	476
4,275	Spartan Motors, Inc.	18,554
7,600	Spartan Stores, Inc.	141,208
6,300	Spartech Corp.	19,971
5,400	Spectranetics Corp.(b)	16,200
5,870	Speedway Motorsports, Inc.	84,763
13,801	Spherion Corp.(b)	19,735
1,830	SPSS, Inc.(b)	46,994
7,000	SRA International, Inc. - Class A(b)	114,310
54,000	St. Jude Medical, Inc.(b)	1,963,980
7,100	St. Mary Land & Exploration Co.	137,385
5,100	Stage Stores, Inc.	36,465
4,586	Stamps.com, Inc.(b)	37,513
2,800	Standard Microsystems Corp.(b)	38,780
3,963	Standard Parking Corp.(b)	75,852
5,414	Standard Register Co. (The)	39,360
4,600	Standex International Corp.	70,610
1,200	Star Scientific, Inc.(b)	3,960
5,550	State Auto Financial Corp.	122,655
1,281	State Bancorp, Inc.	7,686
1,900	Steak N Shake Co. (The)(b)	10,868
13,700	STEC, Inc.(b)	61,376
5,400	Stein Mart, Inc.(b)	6,318
2,000	Steinway Musical Instruments(b)	23,120
3,500	Stepan Co.	128,415
5,205	Stereotaxis, Inc.(b)	13,273
6,300	Sterling Bancorp	69,426

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
14,896	Sterling Bancshares, Inc.	$82,822
1,200	Sterling Construction Co., Inc.(b)	21,504
6,389	Sterling Financial Corp.	11,820
7,350	Steven Madden Ltd.(b)	127,743
765,100	Stewart Enterprises, Inc. - Class A	2,616,642
2,529	Stewart Information Services Corp.	37,530
4,650	Stifel Financial Corp.(b)	162,936
17,000	Stillwater Mining Co.(b)	70,550
7,196	Stone Energy Corp.(b)	61,742
4,200	Stratasys, Inc.(b)	44,982
6,500	Strategic Hotels & Resorts, Inc.	8,905
3,800	Sturm Ruger & Co., Inc.(b)	25,118
3,204	Suffolk Bancorp	97,754
10,800	Sulphco, Inc.(b)	6,156
5,276	Sun Bancorp, Inc.(b)	29,862
2,900	Sun Communities, Inc.	34,800
6,500	Sun Healthcare Group, Inc.(b)	73,645
1,500	Sun Hydraulics Corp.	23,100
9,100	Sunrise Senior Living, Inc.(b)	10,920
6,897	Sunstone Hotel Investors, Inc.	29,726
10,591	SuperGen, Inc.(b)	24,465
1,500	Superior Bancorp(b)	4,110
167,900	Superior Energy Services, Inc.(b)	2,615,882
3,700	Superior Industries International, Inc.	37,999
6,300	Superior Well Services, Inc.(b)	57,897
2,775	Supertex, Inc.(b)	62,965
9,100	SupportSoft, Inc.(b)	17,199
7,113	SureWest Communications	72,624
51,533	SurModics, Inc.(b)	1,021,899
12,379	Susquehanna Bancshares, Inc.	136,169
5,700	SVB Financial Group(b)	118,389
5,686	Swift Energy Co.(b)	87,110
3,400	SWS Group, Inc.	49,810
2,152	SY Bancorp, Inc.	49,023
38,111	Sycamore Networks, Inc.(b)	89,561
9,442	SYKES Enterprises, Inc.(b)	157,776
11,111	Symmetricom, Inc.(b)	41,222
3,500	Symmetry Medical, Inc.(b)	23,975
3,100	Syms Corp.(b)(c)	17,918
11,700	Symyx Technologies, Inc.(b)	56,160
6,495	Synaptics, Inc.(b)	153,087
12,400	Syniverse Holdings, Inc.(b)	168,144
4,000	SYNNEX Corp.(b)	61,400
6,100	Synovis Life Technologies, Inc.(b)	99,369
9,600	Syntax-Brillian Corp.(b)	38
3,900	Syntel, Inc.	84,045
800	Syntroleum Corp.(b)	656
17,800	Systemax, Inc.	180,314
27,000	T. Rowe Price Group, Inc.	744,660
1,800	T-3 Energy Services, Inc.(b)	22,950

Shares		Value

UNITED STATES (continued)
10,100	Take-Two Interactive Software, Inc.(b)	$70,902
7,800	Talbots, Inc.	15,834
100,000	Taleo Corp. - Class A(b)	843,000
3,300	Tanger Factory Outlet Centers	99,990
4,920	Taser International, Inc.(b)	24,944
5,900	Taubman Centers, Inc.	117,115
1,401	Taylor Capital Group, Inc.	8,952
1,738	Team, Inc.(b)	34,326
7,600	Tech Data Corp.(b)	137,636
40,000	Techne Corp.	2,398,800
8,700	Technitrol, Inc.	19,140
900	Techwell, Inc.(b)	5,085
3,800	Tecumseh Products Co. - Class A(b)	31,160
700	Tecumseh Products Co. - Class B(b)	5,740
1,910	Tejon Ranch Co.(b)	41,734
12,500	Tekelec(b)	155,250
4,600	Teledyne Technologies, Inc.(b)	128,202
75,000	Teleflex, Inc.	3,988,500
9,737	TeleTech Holdings, Inc.(b)	78,772
4,500	Tempur-Pedic International, Inc.(b)	31,500
2,800	Tennant Co.	37,912
8,800	Tenneco, Inc.(b)	16,192
11,500	Terremark Worldwide, Inc.(b)	40,365
3,200	TerreStar Corp.(b)	1,600
8,455	Tetra Tech, Inc.(b)	196,410
11,300	Tetra Technologies, Inc.(b)	58,647
9,600	Texas Capital Bancshares, Inc.(b)	108,384
3,300	Texas Industries, Inc.	74,943
8,300	Texas Roadhouse, Inc. - Class A(b)	63,329
1,800	Theravance, Inc.(b)	23,724
5,500	TheStreet.com, Inc.	15,015
7,400	thinkorswim Group, Inc.(b)	55,648
8,300	Thomas Properties Group, Inc.	16,600
7,006	Thor Industries, Inc.	74,123
9,800	Thoratec Corp.(b)	283,906
5,250	THQ, Inc.(b)	20,738
20,702	TIBCO Software, Inc.(b)	110,756
2,500	TierOne Corp.	4,025
7,900	Timberland Co. - Class A(b)	86,821
4,000	Titan International, Inc.	31,040
9,900	Tivo, Inc.(b)	71,181
3,750	TNS, Inc.(b)	31,012
3,410	Tompkins Financial Corp.	171,012
4,106	Tootsie Roll Industries, Inc.	98,010
3,200	Toro Co.	94,752
2,000	Tower Group, Inc.	50,140
5,500	Tractor Supply Co.(b)	185,405
8,685	TradeStation Group, Inc.(b)	47,854
11,900	Transmeridian Exploration, Inc.(b)	202

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
1,100	Travelzoo, Inc.(b)	$4,411
9,000	TRC Cos., Inc.(b)	26,190
7,600	Tredegar Corp.	125,400
5,100	TreeHouse Foods, Inc.(b)	134,589
2,400	Trex Co., Inc.(b)	35,496
1,975	Triad Guaranty, Inc.(b)	889
5,700	Trico Bancshares	114,798
3,100	Trico Marine Services, Inc.(b)	19,282
9,880	Trident Microsystems, Inc.(b)	16,796
181,210	Trimble Navigation Ltd.(b)	2,685,532
4,503	Trimeris, Inc.	4,593
28,756	TriQuint Semiconductor, Inc.(b)	58,087
2,200	Triumph Group, Inc.	99,616
1,200	Tri-Valley Corp.(b)	1,620
7,600	True Religion Apparel, Inc.(b)	86,716
6,100	TrueBlue, Inc.(b)	51,850
10,059	Trustco Bank Corp.	67,395
8,775	Trustmark Corp.	178,132
20,900	TTM Technologies, Inc.(b)	126,027
5,800	Tuesday Morning Corp.(b)	6,844
4,000	Tween Brands, Inc.(b)	10,760
1,400	Twin Disc, Inc.	9,198
12,600	TXCO Resources, Inc.(b)	20,286
11,900	Tyler Technologies, Inc.(b)	149,821
11,900	UCBH Holdings, Inc.	27,727
3,076	UIL Holdings Corp.	81,299
2,500	Ultimate Software Group, Inc.(b)	34,425
4,400	Ultra Clean Holdings(b)	4,928
170,000	Ultra Petroleum Corp.(b)	6,091,100
5,008	Ultralife Corp.(b)	40,114
11,500	Ultratech, Inc.(b)	128,800
1,624	UMB Financial Corp.	62,914
8,639	Umpqua Holdings Corp.	84,662
2,000	Unifirst Corp.	52,480
4,950	Union Bankshares Corp.	77,368
3,800	Union Drilling, Inc.(b)	17,404
4,900	Unisource Energy Corp.	138,376
7,159	United Bankshares, Inc.	150,267
4,061	United Community Banks, Inc.	20,914
6,025	United Community Financial Corp.	3,073
508	United Financial Bancorp, Inc.	6,965
3,500	United Fire & Casualty Co.	70,175
4,949	United Natural Foods, Inc.(b)	76,907
12,254	United Online, Inc.	74,994
9,900	United Rentals, Inc.(b)	55,242
4,514	United Stationers, Inc.(b)	126,437
100	United Therapeutics Corp.(b)	6,795
9,230	Universal American Corp.(b)	91,100
2,386	Universal Corp.	72,964
5,000	Universal Display Corp.(b)	38,150
3,108	Universal Electronics, Inc.(b)	35,058
2,311	Universal Forest Products, Inc.	48,531
1,700	Universal Health Realty Income Trust	52,020

Shares		Value

UNITED STATES (continued)
4,800	Universal Insurance Holdings, Inc.	$17,376
5,500	Universal Technical Institute, Inc.(b)	96,415
5,600	Universal Truckload Services, Inc.(b)	69,216
4,405	Univest Corp. of Pennsylvania	100,874
3,800	Urstadt Biddle Properties, Inc.	50,540
9,300	Urstadt Biddle Properties, Inc. - Class A	137,547
29,010	US Gold Corp.(b)	57,440
1,400	US Physical Therapy, Inc.(b)	17,080
3,955	USA Mobility, Inc.(b)	41,804
700	USANA Health Sciences, Inc.(b)	16,247
8,400	USEC, Inc.(b)	42,756
9,600	U-Store-It Trust	36,000
150,000	UTi Worldwide, Inc.	1,644,000
31,900	Utstarcom, Inc.(b)	46,893
19,774	Vaalco Energy, Inc.(b)	148,503
4,700	Vail Resorts, Inc.(b)	109,604
16,600	Valeant Pharmaceuticals International(b)	360,220
7,753	Valuevision Media, Inc. - Class A(b)	1,899
300	Varian Semiconductor Equipment Associates, Inc.(b)	5,712
3,500	Varian, Inc.(b)	97,440
100,000	VCA Antech, Inc.(b)	1,882,000
7,933	Vector Group Ltd.	115,504
7,000	Veeco Instruments, Inc.(b)	33,810
11,975	Verenium Corp.(b)	14,729
2,600	Viad Corp.	57,798
5,000	Viasat, Inc.(b)	110,800
4,000	Vicor Corp.	18,880
7,272	Vignette Corp.(b)	50,686
4,862	Virginia Commerce Bancorp(b)	20,275
10,329	Viropharma, Inc.(b)	123,948
720	Virtus Investment Partners, Inc.(b)	4,363
21,672	Visteon Corp.(b)	3,034
4,240	Vital Images, Inc.(b)	47,954
18,770	Vivus, Inc.(b)	92,161
5,000	Vnus Medical Technologies, Inc.(b)	80,050
105,600	Vocus, Inc.(b)	1,611,456
4,600	Volcano Corp.(b)	60,122
1,900	Volcom, Inc.(b)	15,751
8,000	Volt Information Sciences, Inc.(b)	42,640
5,500	Volterra Semiconductor Corp.(b)	38,500
52,000	W.R. Berkley Corp.	1,376,960
5,300	Wabash National Corp.	14,946
8,029	Wabtec Corp.	240,308
257,000	Waddell & Reed Financial, Inc. - Class A	3,628,840

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
7,155	Warnaco Group, Inc. (The)(b)	$161,989
28,800	Warren Resources, Inc.(b)	51,840
5,900	Washington Real Estate Investment Trust	140,479
2,900	Washington Trust Bancorp, Inc.	47,444
304,300	Waste Connections, Inc.(b)	8,830,786
151,491	Waters Corp.(b)	5,479,429
900	Waterstone Financial, Inc.(b)	2,223
3,000	Watsco, Inc.	99,150
2,000	Watson Wyatt Worldwide, Inc. - Class A	93,000
3,800	Watts Water Technologies, Inc. - Class A	84,664
8,100	Wausau Paper Corp.	77,031
145,600	WD-40 Co.	3,650,192
10,000	Web.com Group, Inc.(b)	30,000
6,500	Websense, Inc.(b)	72,800
4,744	Weis Markets, Inc.	147,586
600	Wellman, Inc.(b)	1
12,000	Wendy’s/Arby’s Group, Inc. - Class A	60,480
9,800	Werner Enterprises, Inc.	147,000
3,683	WesBanco, Inc.	76,091
910	West Bancorp, Inc.	7,371
2,200	West Coast Bancorp	6,534
4,400	West Marine, Inc.(b)	22,440
197,200	West Pharmaceutical Services, Inc.	6,550,984
3,200	Westamerica Bancorp.	136,736
6,200	Westell Technologies, Inc. - Class A(b)	1,984
8,800	Westlake Chemical Corp.	120,296
800	Westmoreland Coal Co.(b)	7,320
500	Westwood Holdings Group, Inc.	13,880
7,400	Wet Seal, Inc. (The) - Class A(b)	19,314
6,900	WGL Holdings, Inc.	221,490
103,900	Whiting Petroleum Corp.(b)	3,013,100
9,300	Whitney Holding Corp.	120,807
6,501	Wilshire Bancorp, Inc.	44,597
12,500	Wind River Systems, Inc.(b)	99,625
7,400	Winn-Dixie Stores, Inc.(b)	101,676
4,900	Winnebago Industries	27,097
2,970	Winthrop Realty Trust	30,056
3,300	Wintrust Financial Corp.	44,121
157,655	Wisconsin Energy Corp.	7,028,260
3,150	WMS Industries, Inc.(b)	69,993
5,500	Wolverine World Wide, Inc.	99,770
8,400	Woodward Governor Co.	172,788
3,690	World Acceptance Corp.(b)	70,664
4,600	World Fuel Services Corp.	155,342
3,400	World Wrestling Entertainment, Inc. - Class A	33,116
1,900	WorldSpace, Inc. - Class A(b)	19
10,300	Worthington Industries, Inc.	103,618
153,100	Wright Express Corp.(b)	1,785,146

Shares		Value

UNITED STATES (continued)
5,900	Wright Medical Group, Inc.(b)	$122,366
2,800	Xenoport, Inc.(b)	73,136
3,100	Xerium Technologies, Inc.(b)	1,519
14,439	X-Rite, Inc.(b)	19,204
7,000	Zale Corp.(b)	8,680
5,400	Zenith National Insurance Corp.	151,416
3,893	Zep, Inc.	42,784
700	Zhone Technologies, Inc.(b)	97
15,000	Zimmer Holdings, Inc.(b)	546,000
10,100	Zoll Medical Corp.(b)	161,701
2,600	Zoltek Cos., Inc.(b)	18,408
9,822	Zoran Corp.(b)	58,343
800	Zumiez, Inc.(b)	5,720
6,555	Zymogenetics, Inc.(b)	27,859

		590,006,103

Total Common Stocks (Cost $1,144,699,686)		861,298,039

EXCHANGE TRADED FUNDS — 1.4%
75,000	Midcap SPDR Trust Series 1	6,801,750
24,000	iShares MSCI Brazil Index Fund	848,400
742,500	iShares MSCI Japan Index Fund	6,259,275
1,317,400	iShares MSCI Singapore Index Fund	8,497,230
122,700	iShares MSCI South Korea Index Fund	3,255,231
250,000	iShares S&P Smallcap 600 Index Fund	9,695,000

Total Exchange Traded Funds (Cost $42,644,838)		35,356,886

Shares
INVESTMENT COMPANY — 0.3%
7,706,561	SEI Daily Income Trust Government II Fund, Class A	7,706,561

Total Investment Company (Cost $7,706,561)		7,706,561

RIGHTS/WARRANTS — 0.0%

Consumer Discretionary — 0.0%
31,200	Golden Resorts Group Ltd., Expire 06/09/10(b)(c)	40

Diversified Financials — 0.0%
9,600	Allied Properties HK Ltd., Expire 06/06/09(b)(c)	681

Health Care — 0.0%
4,243	DOV Pharmaceutical, Inc., Expire 12/31/09(b)(c)	1

Industrials — 0.0%
4,857	China State Construction International Holdings Ltd., Expire 02/27/09(b)	6

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

Industrials (continued)
2,218	Mecalux SA, Expire 02/05/09(b)	$2,925

		2,931

Materials — 0.0%
2,762	MIL Resources Ltd., Expire 05/31/12(b)	2

Real Estate — 0.0%
356,832	Asia Standard International Group, Expire 09/07/09(b)(c)	0
465,116	Bangkok Land Public Co. Ltd. - NVDR, Expire 05/02/13(b)(c)	532
26,800	Tian An China Investment Co., Expire 01/02/10(b)	69
29,766	Ticon Industrial Connection Pcl, Expire 01/31/14(b)(d)	0

		601

Telecommunication Services — 0.0%
21,795	PYI Corp. Ltd., Expire 09/25/09(b)	34

Utilities — 0.0%
75,483	Envestra, Expire 06/30/10(d)	0

Total Rights/Warrants (Cost $0)		4,290

Principal Amount		Value

U.S. GOVERNMENT AGENCIES — 47.1%

Federal Home Loan Bank — 28.7%
$42,000,000	0.00%, 02/02/09(f)	42,000,000
8,000,000	0.13%, 02/04/09(f)	7,999,944
8,000,000	0.00%, 02/06/09(f)	7,999,938
25,000,000	0.03%, 02/06/09(f)	24,999,917
44,000,000	0.00%, 02/09/09(f)	43,998,987
50,000,000	0.08%, 02/10/09(f)	49,999,111
3,780,000	0.11%, 02/11/09(f)	3,779,896
9,220,000	0.14%, 02/12/09(f)	9,219,650
6,100,000	0.15%, 02/17/09(f)	6,099,619
4,400,000	0.19%, 02/20/09(f)	4,399,582
64,000,000	1.13%, 02/24/09(f)	63,956,024
9,500,000	0.18%, 02/25/09(f)	9,498,936
100,000,000	0.15%, 02/27/09(f)	99,989,584
44,000,000	0.20%, 03/02/09(f)	43,993,156
50,000,000	0.20%, 03/03/09(f)	49,991,944
50,000,000	0.00%, 03/04/09(f)	49,990,417
50,000,000	0.20%, 03/04/09(f)	49,991,667
10,000,000	0.08%, 03/11/09(f)	9,999,178
62,500,000	0.18%, 04/06/09(f)	62,474,812
100,000,000	0.24%, 06/18/09(f)	99,899,100

		740,281,462

Principal Amount		Value

Freddie Mac — 18.4%
$50,000,000	2.40%, 02/20/09(f)	49,940,000
150,000,000	2.77%, 02/27/09(f)	149,711,458
50,000,000	2.45%, 03/13/09(f)	49,867,292
150,000,000	2.82%, 03/13/09(f)	149,541,750
77,000,000	2.45%, 04/17/09(f)	76,963,579

		476,024,079

Total U.S. Government Agencies (Cost $1,215,969,397)		1,216,305,541

U.S. GOVERNMENT SECURITIES — 17.6%

U.S. Treasury Bills — 17.6%
153,000,000	0.08%, 03/05/09(f)	152,989,614
50,000,000	0.08%, 04/02/09(f)	49,986,150
50,000,000	0.00%, 04/09/09(f)	49,980,200
50,000,000	0.18%, 04/23/09(f)	49,978,650
50,000,000	0.23%, 04/30/09(f)	49,972,100
50,000,000	2.70%, 05/07/09(f)	49,969,600
50,000,000	0.30%, 05/14/09(f)	49,965,050

Total U.S. Government Securities (Cost $452,848,123)		452,841,364

CASH SWEEP — 0.4%
11,353,792	Citibank Dollars on Deposit in Custody Account	11,353,792

Total Cash Sweep (Cost $11,353,792)		11,353,792

TOTAL INVESTMENTS — 100.2% (Cost $2,875,222,397)(a)		2,584,866,473
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(4,271,837)

NET ASSETS — 100.0%		$2,580,594,636

(a)	Aggregate book cost is $2,875,222,397 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$33,898,386
Unrealized depreciation	(324,254,310)

Net unrealized depreciation	$(290,355,924)

(b)	Non-income producing security.

(c)	Illiquid security.

(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $189,483, which is 0.01% of net assets.

(e)	Securities incorporated in the same country but traded on different exchanges.

(f)	The rate represents the annualized yield at time of purchase.

       ADR — American Depositary Receipt
       NVDR — Non Voting Depositary Receipt
       REIT — Real Estate Investment Trust
       SDR – Swedish Depositary Receipt

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL & MID CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	1.2%
Consumer Discretionary	4.4%
Consumer Staples	2.8%
Diversified Financials	1.3%
Energy	2.2%
Health Care	4.7%
Industrials	6.6%
Information Technology	4.9%
Insurance	1.4%
Materials	2.3%
Mutual Fund	0.4%
Real Estate	0.6%
Telecommunication Services	0.3%
Utilities	0.7%
Other*	66.2%

* Includes cash and equivalents, exchange traded funds, U.S. government agencies and securities, rights/warrants, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS	January 31, 2009
(Unaudited)

Shares		Value

COMMON STOCKS — 24.5%

AUSTRALIA — 0.2%
284,420	Australian Worldwide Exploration Ltd.(b)	$478,910
733,050	Beach Petroleum Ltd.	360,980
275,600	Harvey Norman Holdings Ltd.	372,998
974,050	Macmahon Holdings Ltd.	201,147
752,440	OZ Minerals Ltd.	0
293,830	Qantas Airways Ltd.	457,415

		1,871,450

AUSTRIA — 0.2%
82,260	A-TEC Industries AG(b)	647,750
19,180	Flughafen Wien AG	769,892
32,520	Semperit AG Holding	666,214

		2,083,856

BELGIUM — 0.2%
83,400	Anheuser-Busch InBev NV	2,121,814
5,120	D’ieteren SA	578,008

		2,699,822

BERMUDA — 0.1%
7,740	Arch Capital Group Ltd.(b)	465,561
30,000	Helen of Troy Ltd.(b)	314,100
19,550	IPC Holdings Ltd.	501,653

		1,281,314

BRAZIL — 0.6%
103,300	B2W Companhia Global Do Varejo	1,106,468
503,144	BM&FBOVESPA SA	1,450,876
122,070	EDP - Energias do Brasil SA	1,168,084
106,200	Petroleo Brasileiro SA - ADR	2,300,292
145,200	Tam SA - ADR	1,062,864

		7,088,584

CANADA — 1.6%
45,340	AltaGas Income Trust	613,037
500,000	Asian Coast Development Ltd.	15,000,000
34,360	First Quantum Minerals Ltd.	611,125
74,280	Peyto Energy Trust	599,692
174,550	Quadra Mining Ltd.(b)	481,125
72,790	Superior Plus Corp.	722,409

		18,027,388

CHILE — 0.0%
165,700	Empresa Electrica del Norte Grande SA	142,604

CHINA — 0.3%
8,060	Aluminum Corp. of China Ltd. - ADR	90,272
2,334,000	Beijing Capital International Airport Co. Ltd. - H Shares	1,047,467
1,044,000	China Construction Bank Corp. - H Shares	518,348

Shares		Value

CHINA (continued)
9,590	China Southern Airlines Co. Ltd. - ADR(b)	$75,857
95,500	Livzon Pharmaceutical, Inc. - B Shares	115,646
216,900	Shandong Chenming Paper Holdings Ltd. - B Shares	92,587
129,871	Shanghai Friendship Group, Inc. Ltd. - B Shares	98,702
375,550	Weiqiao Textile Co. Ltd. - H Shares	112,845
1,324,000	Zhejiang Expressway Co. Ltd. - H Shares	766,645

		2,918,369

CZECH REPUBLIC — 0.0%
920	Philip Morris CR AS	268,634

EGYPT — 0.4%
303,064	Egyptian Financial Group-Hermes Holding SAE	799,242
130,138	Orascom Telecom Holding SAE - GDR	2,647,007
121,770	Oriental Weavers	525,887
188,780	Telecom Egypt	502,260

		4,474,396

FINLAND — 0.4%
145,100	Fortum Oyj	2,838,796
75,750	Outokumpu Oyj	866,119
58,940	Outotec Oyj	837,677

		4,542,592

FRANCE — 0.7%
20,220	Accor SA	802,447
84,630	Beneteau SA	611,149
47,700	Groupe Danone	2,458,259
58,415	Pernod-Ricard SA	3,682,865

		7,554,720

GERMANY — 0.4%
111,500	E.ON AG	3,603,360
44,820	KUKA AG	559,525

		4,162,885

GREECE — 0.1%
125,220	Mytilineos Holdings SA	631,704

HONG KONG — 0.9%
21,550,000	GOME Electrical Appliances Holdings Ltd.	1,556,308
154,720	Hopewell Holdings Ltd.	513,788
4,687,000	Hutchison Telecommunications International Ltd.	1,184,708
366,500	Mandarin Oriental International Ltd.	293,200
38,925,000	Pacific Andes Holdings Ltd.	4,770,221
915,840	Pacific Basin Shipping Ltd.	481,881
14,258,390	Shenzhen International Holdings Ltd.	606,799

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

HONG KONG (continued)
6,992,090	Sino Union Petroleum & Chemical International Ltd.(b)	$640,215
195,480	Transport International Holdings Ltd.	456,794

		10,503,914

INDONESIA — 0.0%
792,000	Aneka Tambang Tbk PT	77,251
136,000	Astra Agro Lestari Tbk PT	130,264
487,500	International Nickel Indonesia Tbk PT	106,025

		313,540

IRELAND — 0.2%
303,750	Dragon Oil Plc(b)	702,106
139,100	Elan Corp. Plc - ADR(b)	1,005,693
45,960	Paddy Power Plc	641,431

		2,349,230

ITALY — 0.4%
223,320	Arnoldo Mondadori Editore SpA	970,043
526,680	Gruppo Editoriale L’Espresso SpA	647,046
628,500	Intesa Sanpaolo SpA	1,989,688
438,270	Piaggio & C SpA	604,367

		4,211,144

JAPAN — 1.1%
96,800	Aeon Mall Co. Ltd.	1,352,301
33,000	Arcs Co. Ltd.	541,827
101,000	Asahi Diamond Industrial Co. Ltd.	514,922
24,000	BML, Inc.	557,021
99,000	Daiei, Inc. (The)(b)	451,828
16,100	East Japan Railway Co.	1,102,187
28,000	FUJI SOFT, Inc.	507,107
1,000	Geo Corp.	700,173
39,000	Kanto Auto Works Ltd.	369,444
252,000	Mitsui Mining Co. Ltd.	322,591
11,400	Nintendo Co. Ltd.	3,591,251
16,100	Nippon Telegraph & Telephone Corp.	788,557
73,000	Tomy Co. Ltd.	392,486
167,000	Toyo Engineering Corp.	553,971
57,000	Unipres Corp.	378,794

		12,124,460

MALAYSIA — 0.0%
110,000	Boustead Holdings Berhad	96,355
158,800	IJM Plantations Berhad	91,120
94,500	Malaysian Airline System Berhad	74,657
246,200	Media Prima Berhad	65,517
40,060	Petronas Dagangan Berhad	81,619

		409,268

Shares		Value

MEXICO — 0.7%
218,300	America Movil SAB de CV - ADR, Series L	$6,223,733
289,190	Axtel SAB de CV - CPO Shares(b)	119,764
651,500	Grupo Financiero Banorte SAB de CV - Series O	860,214
76,920	Grupo Simec SAB de CV - Series B(b)	120,461
68,020	Industrias CH SAB de CV - Series B(b)	190,795

		7,514,967

NETHERLANDS — 0.6%
584,733	Pan European Hotel Acquisition Co. NV(b)	5,449,702
41,180	Telegraaf Media Groep NV	740,809

		6,190,511

NORWAY — 0.1%
44,750	Ganger Rolf ASA	840,024
187,070	Norsk Hydro ASA	669,902

		1,509,926

OMAN — 0.1%
121,722	Bank Muscat SAOG - GDR	730,332

PERU — 0.0%
368,068	Volcan Compania Minera SAA - Class B	114,515

RUSSIA — 0.0%
24,290	MMC Norilsk Nickel - ADR	99,589
6,480	Mobile Telesystems OJSC - ADR	138,024

		237,613

SINGAPORE — 0.2%
1,221,000	China Aviation Oil Singapore Corp. Ltd.	618,750
3,663,820	Golden Agri-Resources Ltd.	752,374
62,830	Singapore Airlines Ltd.	463,650
336,290	Singapore Petroleum Co. Ltd.	545,781
131,000	Venture Corp. Ltd.	354,922

		2,735,477

SOUTH AFRICA — 0.0%
80,860	Imperial Holdings Ltd.	407,568

SOUTH KOREA — 0.4%
20,190	Hyosung Corp.(b)	717,099
86,640	Hyundai Hysco	404,437
5,610	Hyundai Mipo Dockyard	652,657
28,910	Kolon Industries, Inc.(b)	574,177
6,410	LG Electronics, Inc.	334,532
97,210	Lotte Midopa Co. Ltd.(b)	546,084
1,670	POSCO	435,778
22,600	Samsung Techwin Co. Ltd.	463,598

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

SOUTH KOREA (continued)
2,310	Young Poong Corp.	$924,268

		5,052,630

SPAIN — 0.3%
838,900	Iberdrola Renovables SA(b)	3,415,708

SWEDEN — 0.2%
147,910	JM AB	758,490
300,220	Rezidor Hotel Group AB	527,536
75,340	Wihlborgs Fastigheter AB	846,542

		2,132,568

SWITZERLAND — 0.7%
74,500	Nestle SA	2,580,748
61,200	Novartis AG	2,536,853
18,900	Roche Holding AG	2,662,523

		7,780,124

TAIWAN — 0.3%
100,330	Ability Enterprise Co. Ltd.	63,327
178,080	Advanced Semiconductor Engineering, Inc.	56,996
109,590	AU Optronics Corp.	75,208
206,050	Chi Mei Optoelectronics Corp.	61,961
746,460	Chunghwa Picture Tubes Ltd.	68,006
554,040	CMC Magnetics Corp.(b)	75,714
121,320	Compal Communications, Inc.	77,659
4,020,775	Compal Electronics, Inc.	2,023,107
30,520	Dynapack International Technology Corp.	54,429
46,340	Formosa Chemicals & Fibre Corp.	49,875
415,530	HannStar Display Corp.	49,734
79,530	Inventec Appliances Corp.	48,304
284,930	King Yuan Electronics Co. Ltd.	51,663
53,670	Powertech Technology, Inc.	71,906
72,480	Quanta Computer, Inc.	68,191
90,010	Radiant Opto-Electronics Corp.	63,513
73,540	Siliconware Precision Industries Co.	56,927
429,120	Tatung Co. Ltd.(b)	70,525

		3,087,045

THAILAND — 0.1%
219,100	Bangkok Expressway Public Co. Ltd.	101,514
257,400	Hana Microelectronics Public Co. Ltd.	80,978
628,200	Indorama Polymers Public Co. Ltd.	89,473
344,300	Precious Shipping Public Co. Ltd.	104,378
1,949,500	Sahaviriya Steel Industries Public Co. Ltd.	18,957
348,800	Thai Airways International Public Co. Ltd.	69,830
254,900	Thai Plastic & Chemical Public Co. Ltd.	94,772

Shares		Value

THAILAND (continued)
220,900	Thoresen Thai Agencies Public Co. Ltd.(c)	$110,561

		670,463

TURKEY — 0.3%
321,320	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	162,298
5,703,756	Trakya Cam Sanayi AS(b)	3,019,789
81,680	Turk Hava Yollari AO(b)	303,209

		3,485,296

UNITED KINGDOM — 1.7%
193,390	Balfour Beatty Plc	1,041,162
236,340	CSR Plc(b)	626,778
165,480	Daily Mail & General Trust Plc - Class A	631,905
823,150	Elementis Plc	551,717
386,010	Filtrona Plc	704,847
371,850	Game Group Plc	773,295
229,030	Informa Plc	795,750
168,670	Kazakhmys Plc	546,923
276,152	KKR Private Equity Investors LP(b)	646,196
977,605	Rolls-Royce Group Plc(b)	4,703,565
413,000	Tesco Plc	2,143,884
1,389,400	Vodafone Group Plc	2,611,517
509,800	WPP Plc	2,885,005

		18,662,544

UNITED STATES — 11.0%
99,200	Adobe Systems, Inc.(b)	1,915,552
17,300	Advance Auto Parts, Inc.	566,229
16,920	Alexander & Baldwin, Inc.	372,917
16,870	Alliance Resource Partners LP	515,547
20,450	Allstate Corp. (The)	443,151
108,000	Amazon.com, Inc.(b)	6,352,560
19,620	American Express Co.	328,243
6,560	Apache Corp.	492,000
47,400	Apple, Inc.(b)	4,272,162
26,730	Applied Industrial Technologies, Inc.	422,067
18,490	Arkansas Best Corp.	432,481
87,700	AT&T, Inc.	2,159,174
37,000	Autodesk, Inc.(b)	612,720
48,800	Baker Hughes, Inc.	1,626,016
39,450	Beacon Roofing Supply, Inc.(b)	502,198
55,400	Bed Bath & Beyond, Inc.(b)	1,286,942
45,010	Benchmark Electronics, Inc.(b)	528,417
23,160	Berry Petroleum Co. - Class A	170,458
22,370	Bucyrus International, Inc.	346,735
17,870	Casey’s General Stores, Inc.	379,737
34,770	Cato Corp. (The) - Class A	460,007
41,510	CDI Corp.	444,987
29,000	Cephalon, Inc.(b)	2,238,220
12,320	Chemed Corp.	494,402
10,360	Chubb Corp.	441,129

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
381,400	Cisco Systems, Inc.(b)	$5,709,558
121,550	CKX, Inc.(b)	397,468
59,400	Coca-Cola Co. (The)	2,537,568
10,920	Comstock Resources, Inc.(b)	416,380
10,380	ConocoPhillips	493,361
70,730	Cooper Tire & Rubber Co.	330,309
27,090	Cracker Barrel Old Country Store, Inc.	475,971
71,580	Darling International, Inc.(b)	328,552
34,300	Deere & Co.	1,191,582
34,270	Delphi Financial Group, Inc. - Class A	519,876
34,290	DISH Network Corp. - Class A(b)	440,284
16,990	Dover Corp.	480,477
13,300	DST Systems, Inc.(b)	422,541
14,200	ENSCO International, Inc.	388,512
7,280	Exxon Mobil Corp.	556,774
14,630	Fisher Communications, Inc.	223,108
13,520	Fluor Corp.	525,928
18,500	Genentech, Inc.(b)	1,502,940
21,750	Genesco, Inc.(b)	334,950
705,000	GHL Acquisition Corp.(b)	6,521,250
55,400	Gilead Sciences, Inc.(b)	2,812,658
7,800	Google, Inc. - Class A(b)	2,640,534
65,260	Great Atlantic & Pacific Tea Co.(b)	464,651
17,090	Harleysville Group, Inc.	486,040
29,380	Harman International Industries, Inc.	472,724
32,290	Hartford Financial Services Group, Inc.	424,936
77,100	Hawaiian Holdings, Inc.(b)	313,797
24,530	Herman Miller, Inc.	269,585
8,960	Hess Corp.	498,266
37,870	i2 Technologies, Inc.(b)	236,309
79,480	iGate Corp.(b)	325,073
37,790	JDA Software Group, Inc.(b)	423,248
98,000	Johnson & Johnson	5,653,620
113,900	JPMorgan Chase & Co.	2,905,589
277,100	Juniper Networks, Inc.(b)	3,923,736
31,300	Lincoln National Corp.	473,569
16,260	Loews Corp.	396,744
10,320	Lufkin Industries, Inc.	360,684
38,470	Marcus Corp.	397,395
29,930	Marshall & Ilsley Corp.	170,900
29,360	Marten Transport Ltd.(b)	518,498
16,250	MetLife, Inc.	466,862
82,200	Microsoft Corp.	1,405,620
15,800	Monsanto Co.	1,201,748
13,690	Mosaic Co. (The)	488,322
70,060	Murphy Oil Corp.	3,095,251
23,090	NBTY, Inc.(b)	435,708
55,800	NIKE, Inc. - Class B	2,524,950
16,760	Noble Corp.	455,034

Shares		Value

UNITED STATES (continued)
41,870	Nu Skin Enterprises, Inc. - Class A	$397,346
1,900	NVR, Inc.(b)	809,571
9,720	Occidental Petroleum Corp.	530,226
13,680	Odyssey Re Holdings Corp.	643,644
17,790	Old Dominion Freight Line, Inc.(b)	446,173
66,710	Omnivision Technologies, Inc.(b)	446,290
105,610	ON Semiconductor Corp.(b)	440,394
12,470	Owens & Minor, Inc.	495,932
75,590	Penson Worldwide, Inc.(b)	452,028
28,370	Perini Corp.(b)	591,514
37,500	Perot Systems Corp. - Class A(b)	487,125
23,800	Praxair, Inc.	1,481,788
17,990	Prudential Financial, Inc.	463,242
85,800	Red Hat, Inc.(b)	1,256,970
28,600	Robert Half International, Inc.	484,770
57,600	Rush Enterprises, Inc. - Class A(b)	524,160
13,620	Ryder System, Inc.	460,084
601,000	Sapphire Industrials Corp.(b)	5,631,370
46,500	Schlumberger Ltd.	1,897,665
20,040	Schnitzer Steel Industries, Inc. - Class A	786,971
61,300	Smith International, Inc.	1,391,510
37,070	Southern Copper Corp.	516,756
29,200	SRA International, Inc. - Class A(b)	476,836
20,490	State Auto Financial Corp.	452,829
17,690	Sunoco, Inc.	819,401
45,500	Take-Two Interactive Software, Inc.(b)	319,410
69,100	Tempur-Pedic International, Inc.(b)	483,700
24,540	Terra Industries, Inc.	502,579
6,590	Terra Nitrogen Co. LP	807,143
27,590	Texas Instruments, Inc.	412,470
30,150	Thor Industries, Inc.	318,987
12,920	Torchmark Corp.	387,600
12,990	Tractor Supply Co.(b)	437,893
12,680	Travelers Cos., Inc. (The)	489,955
36,660	Tredegar Corp.	604,890
34,270	Unum Group	485,263
101,830	Vaalco Energy, Inc.(b)	764,743
26,220	Valero Energy Corp.	632,426
72,930	Valueclick, Inc.(b)	455,812
20,540	W.R. Berkley Corp.	543,899
102,020	Warren Resources, Inc.(b)	183,636
13,130	Watsco, Inc.	433,946
12,710	Watson Wyatt Worldwide, Inc. - Class A	591,015
152,600	WellPoint, Inc.(b)	6,325,270

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

UNITED STATES (continued)
10,380	Whiting Petroleum Corp.(b)	$301,020

		123,709,743

Total Common Stocks (Cost $350,198,499)		275,096,904

PREFERRED STOCKS — 0.1%

UNITED STATES — 0.1%
5,000	Crown Castle International Corp., Cnv	212,500
225,000	Fannie Mae(b)	247,500
250,000	Freddie Mac(b)	267,500

Total Preferred Stocks (Cost $6,953,580)		727,500

RIGHTS/WARRANTS — 0.0%

UNITED STATES — 0.0%
483,600	Sapphire Industrials Corp., Warrants, Expires 01/17/12(b)	87,048

Total Rights/Warrants (Cost $261,158)		87,048

Contracts

CALL OPTIONS PURCHASED — 0.0%

UNITED STATES — 0.0%
4,950	Cisco System, Inc., Strike $30.00, Expires 01/16/10	59,400
10,000	Sara Lee Corp., Strike $15.00, Expires 01/16/10	200,000
5,000	Texas Instruments, Inc., Strike $35.00, Expires 01/16/10	10,000

Total Call Options Purchased (Cost $5,107,267)		269,400

Principal Amount		Value

BANK LOANS — 4.4%

UNITED STATES — 4.4%
1,500,000	Accellent, Inc., 2.50%, 11/22/12(d)	1,140,000
1,198,721	Affiliated Computer Services, Inc., 2.39%, 03/20/13(d)	1,096,456
17,668	ARAMARK Corp., 2.04%, 01/26/14(d)	15,420
278,099	ARAMARK Corp., 2.43%, 01/26/14(d)	242,719
1,000,000	Biomet, Inc., 3.00%, 03/25/15(d)	886,667
498,718	Cablevision Systems Corp., 2.95%, 03/29/13(d)	448,015

Principal Amount		Value

UNITED STATES (continued)
750,000	Centennial Cellular Operating Co. LLC, 4.20%, 02/09/11(d)	$724,219
2,000,000	Cequel Communications LLC, 2.43%, 11/05/13(d)	1,589,286
768,600	Chattem, Inc., 6.43%, 01/02/13(d)	684,054
2,180,433	CommScope, Inc., 2.96%, 12/28/14(d)	1,842,466
30,409	Community Health Systems, Inc., 3.40%, 07/25/14(d)	25,707
1,000,000	Community Health Systems, Inc., 4.44%, 07/25/14(d)	845,375
594,591	Community Health Systems, Inc., 5.97%, 07/25/14(d)	502,652
250,000	Crown Americas LLC, 1.75%, 11/15/12(d)	220,000
297,704	CSC Holdings, Inc., 2.95%, 03/29/13(d)	267,437
212,978	Davita, Inc., 1.97%, 10/05/12(d)	194,799
279,391	Dex Media, Inc., 7.00%, 10/24/14(d)	129,917
158,766	DirecTV Holdings LLC/DirecTV Financing Co., 2.90%, 04/13/13(d)	145,384
513,410	DirecTV Holdings LLC/DirecTV Financing Co., 5.25%, 04/13/13(d)	492,018
748,741	DJO Finance LLC, 3.41%, 05/20/14(d)	595,249
196,214	DJO Finance LLC, 3.46%, 05/20/14(d)	155,990
1,500,000	Dollar General Corp., 3.16%, 07/07/14(d)	1,256,250
1,750,000	Dresser, Inc., 2.25%, 05/04/14(d)	1,254,531
1,440,121	Education Management LLC, 1.75%, 06/01/13(d)	1,086,572
476,315	Education Management LLC, 3.25%, 06/01/13(d)	338,184
401,432	Envirosolutions, Inc., 12.04%, 07/07/12(d)	230,823
158,779	Fairchild Semiconductor Corp., 2.96%, 06/26/13(d)	101,618
158,951	Fresenius Medical Care Holdings, Inc., 6.13%, 03/31/13(d)	142,829
1,000,000	Fresenius SE, 6.75%, 09/10/14(d)	954,167
239,726	Georgia-Pacific Corp., 2.08%, 12/20/12(d)	206,389

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
2,000,000	Georgia-Pacific LLC, 2.00%, 12/20/12(d)	$1,721,876
1,000,000	Graphic Packaging International, Inc., 4.19%, 05/16/14(d)	853,438
663,896	HCA, Inc., 2.96%, 11/16/12(d)	564,727
247,246	HCA, Inc., 3.46%, 11/16/12(d)	210,314
2,250,000	Huish Detergents, Inc., 2.17%, 04/26/14(d)	1,890,000
1,250,000	Insight Midwest Holdings LLC, 3.91%, 04/07/14(d)	1,081,875
462,652	Intelsat Corp., 2.50%, 01/03/14(d)	396,228
1,000,000	Isle of Capri Casinos, Inc., 1.75%, 11/25/13(d)	663,571
2,000,000	ISP Chemco, Inc., 1.50%, 06/04/14(d)	1,483,334
983,108	Itron, Inc., 2.16%, 04/18/14(d)	865,135
290,854	Jarden Corp., 3.21%, 01/24/12(d)	247,226
13,088	Jarden Corp., 3.21%, 01/24/12(d)	11,125
2,237,500	L-1 Identity Solutions, Inc., 7.50%, 08/05/13(d)	2,080,875
1,246,875	Life Technologies Corp., 5.25%, 09/19/15(d)	1,218,820
1,000,000	Michael Foods, Inc., 3.33%, 11/21/10(d)	900,000
1,500,000	Mylan Laboratories, Inc., 3.75%, 10/02/14(d)	1,368,214
748,088	Nielsen Finance LLC/Nielsen Finance Co., 2.41%, 08/09/13(d)	592,860
560,910	Nielsen Finance LLC/Nielsen Finance Co., 2.41%, 08/09/13(d)	444,521
49,220	NRG Energy, Inc., 1.36%, 02/01/13(d)	45,361
167,709	NRG Energy, Inc., 1.50%, 02/01/13(d)	154,559
99,889	NRG Energy, Inc., 1.96%, 02/01/13(d)	92,057
82,291	NRG Energy, Inc., 2.00%, 02/01/13(d)	75,839
3,245,963	Nuveen Investments, Inc., 4.47%, 11/13/14(d)	1,428,224
2,000,000	Penn National Gaming, Inc., 1.75%, 10/03/12(d)	1,793,750
228,435	Penn National Gaming, Inc., 2.22%, 10/03/12(d)	204,877

Principal Amount			Value

UNITED STATES (continued)
997,468		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 3.20%, 04/02/14(d)	$777,748
500,000		Psychiatric Solutions, Inc., 2.17%, 07/02/12(d)	433,125
200,000		RBS Global & Renord Corp., 3.63%, 07/22/13(d)	154,000
2,000,000		Rockwood Specialties Group, Inc., 3.55%, 07/30/12(d)	1,740,000
171,014		Rockwood Specialties Group, Inc., 3.55%, 07/30/12(d)	148,782
500,000		Sally Holdings LLC, 4.45%, 11/16/13(d)	414,687
500,000		Sungard Data Systems, Inc., 1.75%, 02/28/14(d)	450,000
357,266		Sungard Data Systems, Inc., 3.58%, 02/28/14(d)	276,626
1,000,000		Texas Competitive Electric Holdings Co. LLC, 3.50%, 10/10/14(d)	695,500
1,250,000		Tranche A Term Loan, 5.76%, 11/16/12(d)	1,063,281
150,000		Transdigm, Inc., 5.21%, 06/23/13(d)	129,250
150,000		Visant Corp., 5.28%, 12/21/11(d)	127,500
1,096,979		Warner Chilcott Corp., Class B, 2.00%, 01/18/12(d)	973,569
403,021		Warner Chilcott Corp., Class C, 2.00%, 01/18/12(d)	357,681
1,000,000		West Corp., 2.38%, 10/24/13(d)	710,000
1,000,000		Windstream Corp., 1.50%, 07/17/13(d)	902,500
1,500,000		Wrigley Jr. Co., 6.50%, 07/17/14(d)	1,470,938

Total Bank Loans (Cost $47,765,595)			49,029,186

CORPORATE BONDS — 31.8%

AUSTRIA — 0.6%
8,000,000	(e)	Oesterreichische Kontrollbank AG, 2.75%, 06/14/11	7,011,004

BERMUDA — 1.0%
6,000,000	(e)	Celestial Nutrifoods Ltd., Cnv., 15.29%, 06/12/11(f)	3,571,443
1,000,000		Intelsat Jackson Holdings Ltd., 11.25%, 06/15/16	956,250
2,000,000		Intelsat Ltd., 7.63%, 04/15/12	1,600,000

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Principal Amount			Value

BERMUDA (continued)
650,000		Intelsat Subsidiary Holding Co. Ltd., 8.50%, 01/15/13(g)	$609,375
1,500,000		Intelsat Subsidiary Holding Co. Ltd., 8.88%, 01/15/15(g)	1,372,500
5,500,000		Pacific Andes Holdings Ltd., Cnv., 4.00%, 04/18/12	2,310,000
200,000		Petroplus Finance Ltd., 6.75%, 05/01/14(g)	149,000
1,500,000		Petroplus Finance Ltd., Cnv., 3.38%, 03/26/13	1,080,628

			11,649,196

CANADA — 0.4%
500,000		Canadian Natural Resources Ltd., 5.90%, 02/01/18	433,750
1,615,000		Celestica, Inc., 7.63%, 07/01/13	1,388,900
500,000		Celestica, Inc., 7.88%, 07/01/11	472,500
350,000		Shaw Communications, Inc., 7.20%, 12/15/11	337,750
1,650,000		Videotron Ltee, 6.88%, 01/15/14	1,567,500
100,000		Videotron Ltee, 9.13%, 04/15/18(g)	100,000

			4,300,400

GERMANY — 0.2%
500,000		Kabel Deutschland GmbH, 10.63%, 07/01/14	482,500
2,637,000		Kreditanstalt fuer Wiederaufbau, 6.50%, 11/15/11(h)	1,437,215

			1,919,715

HONG KONG — 1.2%
5,700,000		China Milk Products Group Ltd., Cnv., 13.11%, 01/05/12(f)	4,992,402
36,000,000	(e)	FU JI Food and Catering Services Holdings Ltd., Cnv., 7.47%, 11/09/09(f)	4,548,547
29,480,000	(e)	Shanghai Industrial Investment Treasury Co. Ltd., Cnv., 15.86%, 03/16/09(f)	4,119,079

			13,660,028

INDIA — 0.5%
6,000,000		Ranbaxy Laboratories Ltd., Cnv., 13.30%, 03/18/11(f)	5,513,598

Principal Amount			Value

LUXEMBOURG — 1.3%
250,000		FMC Finance III SA, 6.88%, 07/15/17	$241,250
16,800,000	(e)	Weather Capital Finance SA, Cnv., 4.75%, 02/27/13	14,177,728

			14,418,978

MALAYSIA — 0.8%
2,500,000		AMCORP Capital Labuan Ltd., Cnv., 1.00%, 02/08/10	2,901,750
9,000,000	(e)	Berjaya Land Berhad, Cnv., 8.00%, 08/15/11	2,602,318
3,000,000		Feringghi Capital Ltd., Cnv., 10.30%, 12/22/09(f)	3,222,744

			8,726,812

NETHERLANDS — 0.3%
5,118,750	(e)	EM.TV Finance BV, Cnv., 5.25%, 05/08/13	3,103,353

NEW ZEALAND — 0.1%
3,074,000	(e)	European Investment Bank, 6.50%, 09/10/14	1,732,349

SINGAPORE — 0.4%
5,964,000		Flextronics International Ltd., Cnv., 1.00%, 08/01/10	5,106,675

SOUTH AFRICA — 0.9%
99,000,000	(e)	Harmony Gold Mining Co., Ltd., Cnv., 4.88%, 05/14/09	9,927,884

SWEDEN — 0.0%
910,000		Svensk Exportkredit AB, 7.63%, 06/30/14(h)	510,246

TAIWAN — 0.2%
2,500,000		Compal Electronics, Inc., Cnv., 8.73%, 08/19/10(f)	2,249,963

THAILAND — 0.6%
10,200,000		Thoresen Thai Agencies Public Co. Ltd., Cnv., 2.50%, 09/24/12	7,137,746

UNITED ARAB EMIRATES — 0.4%
9,350,000		Dana Gas Sukuk Ltd., Cnv., 7.50%, 10/31/12	4,321,907

UNITED KINGDOM — 0.7%
400,000		British Sky Broadcasting Group Plc, 6.10%, 02/15/18(g)	338,198
500,000		British Sky Broadcasting Group Plc, 6.88%, 02/23/09	500,958

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Principal Amount		Value

UNITED KINGDOM (continued)
1,150,000	British Sky Broadcasting Group Plc, 8.20%, 07/15/09	$1,168,844
5,000,000	Shire Plc, Cnv., 2.75%, 05/09/14	4,176,720
1,500,000	Virgin Media Finance Plc, 9.13%, 08/15/16	1,260,000

		7,444,720

UNITED STATES — 22.2%
2,250,000	AES Corp. (The), 8.00%, 10/15/17	2,115,000
1,500,000	Airgas, Inc., 7.13%, 10/01/18(g)	1,380,000
6,045,000	Alexandria Real Estate Equities, Inc., Cnv., 3.70%, 01/15/27(g)	4,382,625
1,000,000	Allbritton Communications Co., 7.75%, 12/15/12	495,000
1,150,000	Alliant Techsystems, Inc., 6.75%, 04/01/16	1,104,000
1,500,000	Allied Waste North America, Inc., 7.88%, 04/15/13	1,503,750
500,000	Allied Waste North America, Inc., 6.38%, 04/15/11	495,000
250,000	Allied Waste North America, Inc., 7.38%, 04/15/14	246,250
600,000	American Tower Corp., 7.13%, 10/15/12	603,000
950,000	American Tower Corp., 7.00%, 10/15/17(g)	912,000
1,350,000	Amerigas Partners LP, 7.25%, 05/20/15	1,248,750
2,450,000	ARAMARK Corp., 8.50%, 02/01/15	2,382,625
250,000	Ball Corp., 6.63%, 03/15/18	236,250
1,000,000	Ball Corp., 6.88%, 12/15/12	1,000,000
2,700,000	Bank of America Corp., 8.13%, 12/29/49(d)	1,401,003
650,000	Biomet, Inc., 10.00%, 10/15/17	659,750
1,350,000	Biomet, Inc., 11.63%, 10/15/17	1,255,500
1,350,000	Cablevision Systems Corp., 8.33%, 04/01/09(d)	1,356,750
2,000,000	Cablevision Systems Corp., 8.00%, 04/15/12	1,930,000
500,000	Centennial Communications Corp., 7.19%, 01/01/13(d)	492,500

Principal Amount		Value

UNITED STATES (continued)
250,000	Centennial Communications Corp., 8.13%, 02/01/14	$256,250
2,000,000	Chesapeake Energy Corp., 6.88%, 01/15/16	1,715,000
200,000	Chesapeake Energy Corp., 6.25%, 01/15/18	161,000
1,600,000	Chesapeake Energy Corp., 9.50%, 02/15/15	1,568,000
1,000,000	CHS/Community Health Systems, Inc., 8.88%, 07/15/15	962,500
875,000	Church & Dwight Co., Inc., 6.00%, 12/15/12	866,250
1,000,000	Cincinnati Bell, Inc., 8.38%, 01/15/14	895,000
500,000	Cincinnati Bell, Inc., 7.00%, 02/15/15	445,000
350,000	Comcast Cable Communications LLC, 6.88%, 06/15/09	353,454
1,400,000	Comcast Corp., 1.46%, 07/14/09(d)	1,381,373
800,000	Comcast Corp., 6.30%, 11/15/17	802,362
900,000	Consol Energy, Inc., 7.88%, 03/01/12	882,000
950,000	Constellation Brands, Inc., 8.13%, 01/15/12	942,875
700,000	Constellation Brands, Inc., 7.25%, 09/01/16	668,500
1,000,000	Constellation Brands, Inc., 7.25%, 05/15/17	960,000
750,000	Corrections Corp. of America, 7.50%, 05/01/11	750,000
2,000,000	COX Communications, Inc., 4.63%, 01/15/10	1,984,002
1,250,000	Crown Americas LLC/Crown Americas Capital Corp., 7.63%, 11/15/13	1,250,000
2,000,000	Crown Castle International Corp., 9.00%, 01/15/15	1,935,000
500,000	CSC Holdings, Inc., 7.63%, 07/15/18	460,000
1,000,000	CSC Holdings, Inc., 8.50%, 04/15/14(g)	982,500
2,875,000	DaVita, Inc., 7.25%, 03/15/15	2,774,375
2,225,000	Del Monte Corp., 8.63%, 12/15/12	2,258,375
1,000,000	DirecTV Holdings LLC/DirecTV Financing Co., 8.38%, 03/15/13	1,005,000

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
250,000	DirecTV Holdings LLC/DirecTV Financing Co., 6.38%, 06/15/15	$235,000
200,000	DirecTV Holdings LLC/DirecTV Financing Co., 7.63%, 05/15/16(g)	196,500
1,100,000	DJO Finance LLC/DJO Finance Corp., 10.88%, 11/15/14	814,000
750,000	Domtar Corp., 7.88%, 10/15/11	693,750
750,000	Dynegy Holdings, Inc., 7.75%, 06/01/19	581,250
13,485,000	Eastman Kodak Co. Cnv., 3.38%, 10/15/33	10,804,856
1,250,000	Echostar DBS Corp., 6.38%, 10/01/11	1,200,000
750,000	Echostar DBS Corp., 6.63%, 10/01/14	682,500
1,450,000	Edison Mission Energy, 7.00%, 05/15/17	1,348,500
250,000	Edison Mission Energy, 7.50%, 06/15/13	240,000
1,750,000	Edison Mission Energy, 7.20%, 05/15/19	1,588,125
1,500,000	El Paso Corp., 7.00%, 06/15/17	1,372,500
800,000	Embarq Corp., 7.08%, 06/01/16	712,000
1,000,000	Encore Acquisition Co., 6.00%, 07/15/15	800,000
2,100,000	Energy Future Holdings Corp., 10.88%, 11/01/17(g)	1,659,000
1,000,000	EXCO Resources, Inc., 7.25%, 01/15/11	840,000
250,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	207,500
3,000,000	Fresenius US Finance II, Inc., 9.00%, 07/15/15(g)	3,015,000
750,000	Frontier Communications Corp., 9.25%, 05/15/11	755,625
1,650,000	Frontier Communications Corp., 6.25%, 01/15/13	1,551,000
750,000	FTI Consulting, Inc., 7.75%, 10/01/16	708,750
1,000,000	General Mills, Inc., 5.65%, 02/15/19	1,019,965
1,360,000	Georgia-Pacific LLC, 8.13%, 05/15/11	1,312,400
2,750,000	Goodyear Tire & Rubber Co. (The), 6.32%, 12/01/09(d)	2,653,750

Principal Amount		Value

UNITED STATES (continued)
1,000,000	Graphic Packaging International, Inc., 9.50%, 08/15/13	$760,000
900,000	HCA, Inc., 8.75%, 09/01/10	884,250
200,000	HCA, Inc., 9.13%, 11/15/14	192,000
700,000	HCA, Inc., 9.25%, 11/15/16	668,500
1,000,000	HCA, Inc., 6.95%, 05/01/12	887,500
8,220,000	Health Care REIT, Inc., Cnv., 4.75%, 12/01/26	7,747,350
1,500,000	Hornbeck Offshore Services, Inc., Series B, 6.13%, 12/01/14	1,071,562
1,575,000	Inergy LP/Inergy Finance Corp., 8.25%, 03/01/16	1,425,375
175,000	Inergy LP/Inergy Finance Corp., 6.88%, 12/15/14	151,375
1,350,000	Intelsat Corp., 9.25%, 08/15/14(g)	1,262,250
250,000	Ipalco Enterprises, Inc., 7.25%, 04/01/16(g)	231,250
2,000,000	Iron Mountain, Inc., 7.75%, 01/15/15	1,987,500
1,200,000	Jarden Corp., 7.50%, 05/01/17	864,000
24,940,000	King Pharmaceuticals, Inc., Cnv., 1.25%, 04/01/26	17,987,975
250,000	L-1 Identity Solutions, Inc., Cnv., 3.75%, 05/15/27	150,312
1,000,000	L-3 Communications Corp., 7.63%, 06/15/12	993,750
750,000	L-3 Communications Corp., 6.13%, 07/15/13	705,000
1,500,000	Lamar Media Corp., 6.63%, 08/15/15	1,125,000
1,000,000	Lamar Media Corp., Series C, 6.63%, 08/15/15	750,000
4,400,000	Lawson Software, Inc., Cnv., 2.50%, 04/15/12	3,410,000
5,477,000	Life Technologies Corp., Cnv., 1.50%, 02/15/24	4,566,449
3,500,000	Life Technologies Corp., Cnv., 3.25%, 06/15/25	3,167,500
2,000,000	Massey Energy Co., 6.88%, 12/15/13	1,750,000
2,000,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 01/15/13	1,760,000
1,000,000	Mirant Americas Generation LLC, 8.30%, 05/01/11	982,500

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Principal Amount		Value

UNITED STATES (continued)
1,250,000	Mohegan Tribal Gaming Authority, 6.38%, 07/15/09	$1,209,375
900,000	Nalco Co., 7.75%, 11/15/11	868,500
800,000	Nalco Co., 8.88%, 11/15/13	748,000
9,628,000	NetApp, Inc., Cnv., 1.75%, 06/01/13(g)	7,594,085
1,500,000	Nielsen Finance LLC/Nielsen Finance Co., 10.00%, 08/01/14	1,327,500
500,000	Nielsen Finance LLC/Nielsen Finance Co., 11.63%, 02/01/14(g)	458,750
2,500,000	Nielsen Finance LLC/Nielsen Finance Co., STEP, 12.50%, 08/01/16	1,012,500
1,900,000	NRG Energy, Inc., 7.38%, 01/15/17	1,781,250
750,000	Nuveen Investments, Inc., 5.00%, 09/15/10	450,000
1,400,000	Omnicare, Inc., 6.88%, 12/15/15	1,260,000
200,000	Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	188,000
600,000	Owens-Brockway Glass Container, Inc., 8.25%, 05/15/13	603,000
750,000	Owens-Illinois, Inc., 7.50%, 05/15/10	757,500
2,000,000	Pantry, Inc. (The), 7.75%, 02/15/14	1,475,000
1,500,000	Par Pharmaceutical Cos., Inc., Cnv., 2.88%, 09/30/10	1,275,000
7,000,000	PDL BioPharma, Inc., Cnv., 2.75%, 08/16/23	6,396,250
4,000,000	PDL BioPharma, Inc., Cnv., 2.00%, 02/15/12	3,085,000
1,000,000	Peabody Energy Corp., 7.38%, 11/01/16	975,000
995,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 04/01/15	796,000
1,000,000	Plains Exploration & Production Co., 7.63%, 06/01/18	855,000
2,000,000	Prudential Financial, Inc., Cnv., 0.37%, 12/15/37(d)(g)	1,920,000
5,600,000	Prudential Financial, Inc., Cnv., 0.37%, 12/15/37(d)	5,376,000

Principal Amount		Value

UNITED STATES (continued)
2,000,000	Psychiatric Solutions, Inc., 7.75%, 07/15/15	$1,640,000
7,700,000	Qwest Communications International, Inc., Cnv., 3.50%, 11/15/25	6,573,875
1,250,000	Qwest Communications International, Inc., Unrestricted, 7.25%, 02/15/11	1,181,250
1,800,000	Qwest Corp., 7.88%, 09/01/11	1,782,000
200,000	Qwest Corp., 7.50%, 10/01/14	182,000
1,000,000	Range Resources Corp., 7.50%, 05/15/16	940,000
400,000	RPM International, Inc., 6.50%, 02/15/18	348,198
1,000,000	RSC Equipment Rental, Inc., 9.50%, 12/01/14	632,500
250,000	Sally Holdings LLC, 9.25%, 11/15/14	230,000
650,000	Scientific Games Corp., 7.88%, 06/15/16(g)	575,250
2,500,000	Scientific Games Corp., STEP, Cnv., 0.75%, 12/01/24	2,215,625
200,000	Seneca Gaming Corp., 7.25%, 05/01/12	160,000
5,250,000	Sepracor, Inc., Cnv., 0.67%, 10/15/24(f)	4,974,375
2,000,000	Service Corp. International, 7.38%, 10/01/14	1,910,000
250,000	Service Corp. International, 7.63%, 10/01/18	230,000
750,000	Sinclair Broadcast Group, Inc., Cnv., 3.00%, 05/15/27	438,750
1,381,000	Sinclair Television Group, Inc., 8.00%, 03/15/12	980,510
500,000	SPX Corp., 7.63%, 12/15/14(g)	460,000
5,000,000	Staples, Inc., 9.75%, 01/15/14	5,317,905
775,000	Stater Brothers Holdings, 8.13%, 06/15/12	767,250
725,000	Stater Brothers Holdings, 7.75%, 04/15/15	663,375
1,050,000	Sungard Data Systems, Inc., 9.13%, 08/15/13	876,750
700,000	Sungard Data Systems, Inc., 10.25%, 08/15/15	476,000
1,250,000	Sungard Data Systems, Inc., 10.63%, 05/15/15(g)	1,037,500
9,000,000	Tech Data Corp., Cnv., 2.75%, 12/15/26	7,233,750

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Principal Amount			Value

UNITED STATES (continued)
1,000,000		Tennessee Gas Pipeline Co., 8.00%, 02/01/16(g)	$992,500
2,000,000		Terex Corp., 8.00%, 11/15/17	1,660,000
250,000		Terex Corp., 7.38%, 01/15/14	217,500
200,000		Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/15(g)	148,000
1,750,000		Time Warner Telecom Holdings, Inc., 9.25%, 02/15/14	1,601,250
1,200,000		Time Warner, Inc., 2.41%, 11/13/09(d)	1,172,405
800,000		Time Warner, Inc., 5.88%, 11/15/16	756,036
1,500,000		TransDigm, Inc., 7.75%, 07/15/14	1,350,000
500,000		TW Telecom, Inc., Cnv., 2.38%, 04/01/26	333,125
350,000		Vail Resorts, Inc., 6.75%, 02/15/14	276,500
1,450,000		Vanguard Health Holdings Co. II LLC,, 9.00%, 10/01/14	1,290,500
350,000		Ventas Realty LP/Ventas Capital Corp., REIT, 6.75%, 06/01/10	341,250
1,000,000		Viacom, Inc., 2.27%, 06/16/09(d)	986,259
1,000,000		Virgin Media, Inc., Cnv., 6.50%, 11/15/16(g)	451,250
979,000		Visant Corp., 7.63%, 10/01/12	881,100
500,000		Visant Holding Corp., 8.75%, 12/01/13	440,000
750,000		Warner Chilcott Corp., 8.75%, 02/01/15	701,250
500,000		Waste Management Inc., 6.88%, 05/15/09	504,225
800,000		Waste Services, Inc., 9.50%, 04/15/14	616,000
5,448,000		Watson Pharmaceuticals, Inc., Cnv., 1.75%, 03/15/23	5,202,840
900,000		Wells Fargo Capital XIII, 7.70%, 03/23/13(d)	645,287
1,000,000		West Corp., 9.50%, 10/15/14	680,000
900,000		Williams Cos., Inc., 7.13%, 09/01/11	882,000
1,000,000		Williams Partners LP/Williams Partners Finance Corp., 7.25%, 02/01/17	890,000

Principal Amount			Value

UNITED STATES (continued)
250,000		Windstream Corp., 8.63%, 08/01/16	$246,250
1,500,000		Windstream Corp., 7.00%, 03/15/19	1,327,500
250,000		Wyeth, Cnv., 0.97%, 01/15/24(d)	249,675

			249,013,213

Total Corporate Bonds (Cost $379,368,230)			357,747,787

GOVERNMENT BONDS — 9.0%

ARGENTINA — 0.3%
12,828,000		Republic of Argentina, 1.68%, 08/03/12(d)	3,707,292

AUSTRALIA — 0.8%
2,000,000	(e)	Australian Government Index Linked, 4.00%, 08/20/10	2,029,114
710,000	(e)	New South Wales Treasury Corp., 6.00%, 05/01/12	479,269
3,340,000	(e)	New South Wales Treasury Corp., 5.50%, 03/01/17	2,226,282
1,400,000	(e)	Queensland Treasury Corp., 6.00%, 07/14/09	901,917
685,000	(e)	Queensland Treasury Corp., 6.00%, 08/14/13	467,076
1,370,000	(e)	Queensland Treasury Corp., 6.00%, 09/14/17	945,539
3,190,000	(e)	Queensland Treasury Corp., 7.13%, 09/18/17(g)	1,972,079

			9,021,276

BRAZIL — 0.4%
2,200,000	(e)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	1,601,703
2,400,000	(e)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	1,760,673
3,900,000	(e)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	1,454,698

			4,817,074

CANADA — 0.1%
1,526,000		Province of Ontario, 6.25%, 06/16/15(h)	832,131

EGYPT — 0.8%
13,500,000	(e)	Egypt Treasury Bill, 6.18%, 03/10/09(f)	2,399,030

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Principal Amount			Value

EGYPT (continued)
27,000,000	(e)	Egypt Treasury Bill, 8.11%, 03/31/09(f)	$4,766,532
6,450,000	(e)	Egypt Treasury Bill, 10.67%, 06/09/09(f)	1,114,107
350,000	(e)	Egypt Treasury Bill, 10.67%, 06/23/09(f)	60,197

			8,339,866

FRANCE — 0.7%
4,360,000	(e)	France Government Bond OAT, 4.25%, 10/25/17	5,829,134
1,050,000	(e)	French Treasury Note, 3.50%, 07/12/09	1,357,835

			7,186,969

INDONESIA — 1.2%
280,000		Indonesia Government International Bond, 6.88%, 01/17/18(g)	218,400
265,000		Indonesia Government International Bond, 6.88%, 01/17/18	209,350
561,000		Indonesia Government International Bond, 8.50%, 10/12/35(g)	431,970
1,070,000		Indonesia Government International Bond, 8.50%, 10/12/35	839,950
260,000		Indonesia Government International Bond, 6.63%, 02/17/37(g)	169,000
660,000		Indonesia Government International Bond, 7.75%, 01/17/38	461,382
700,000		Indonesia Government International Bond, 7.75%, 01/17/38(g)	483,000
36,020,000,000	(e)	Indonesia Treasury Bond, 9.00%, 09/15/13	2,930,297
3,590,000,000	(e)	Indonesia Treasury Bond, 9.00%, 09/15/18	261,823
19,800,000,000	(e)	Indonesia Treasury Bond, 12.80%, 06/15/21	1,808,292
1,160,000,000	(e)	Indonesia Treasury Bond, 12.90%, 06/15/22	106,414
1,590,000,000	(e)	Indonesia Treasury Bond, 10.25%, 07/15/22	121,726
42,380,000,000	(e)	Indonesia Treasury Bond, 9.50%, 07/15/23	3,034,386
25,525,000,000	(e)	Indonesia Treasury Bond, 10.00%, 02/15/28	1,849,813

			12,925,803

Principal Amount			Value

MALAYSIA — 0.6%
23,820,000	(e)	Malaysia Government Bond, 3.81%, 02/15/17	$6,905,027

MEXICO — 1.2%
24,000,000	(e)	Mexican Bonos, 8.00%, 12/19/13	1,707,628
20,000,000	(e)	Mexican Bonos, 8.00%, 12/17/15	1,416,286
36,000,000	(e)	Mexican Bonos, 7.25%, 12/15/16	2,436,207
23,900,000	(e)	Mexican Bonos, 7.75%, 12/14/17	1,667,492
73,500,000	(e)	Mexican Bonos, 10.00%, 12/05/24	6,065,222

			13,292,835

NETHERLANDS — 0.5%
4,485,000	(e)	Netherlands Government Bond, 4.50%, 07/15/17	5,999,257

NORWAY — 0.1%
7,800,000	(e)	Norway Government Bond, 5.50%, 05/15/09	1,133,808

POLAND — 0.5%
4,450,000	(e)	Poland Government Bond, 6.00%, 05/24/09	1,280,734
16,700,000	(e)	Poland Government Bond, 5.75%, 09/23/22	4,710,821

			5,991,555

SOUTH KOREA — 1.6%
1,800,000,000	(e)	KDICB Redemption Fund Bond, 5.57%, 09/14/12	1,319,522
4,250,000,000	(e)	Korea Treasury Bond, 5.25%, 09/10/12	3,230,635
14,100,000,000	(e)	Korea Treasury Bond, 5.50%, 09/10/17	10,695,406
4,266,000,000	(e)	Korea Treasury Bond, 5.25%, 03/10/27	3,152,223

			18,397,786

VENEZUELA — 0.2%
1,710,000		Venezuela Government International Bond, 5.38%, 08/07/10	1,359,450
990,000		Venezuela Government International Bond, 10.75%, 09/19/13	668,250

			2,027,700

Total Government Bonds (Cost $123,785,560)			100,578,379

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Principal Amount		Value

U.S. GOVERNMENT AGENCIES — 15.7%

Fannie Mae — 0.5%
5,817,000	4.13%, 05/15/10	$6,013,766

Federal Farm Credit Bank — 0.4%
3,000,000	4.75%, 03/15/10	3,119,325
1,535,000	4.75%, 05/07/10	1,602,376

Federal Home Loan Bank — 14.8%
41,206,000	0.01%, 02/02/09(i)	41,206,000
18,000,000	0.04%, 02/02/09(i)	18,000,000
5,200,000	0.09%, 02/03/09(i)	5,199,987
9,800,000	0.02%, 02/06/09(i)	9,799,974
6,000,000	0.10%, 02/09/09(i)	5,999,883
7,560,000	0.03%, 02/18/09(i)	7,559,664
26,000,000	0.18%, 02/25/09(i)	25,997,029
3,150,000	2.30%, 04/14/09	3,161,497
27,500,000	3.00%, 04/15/09	27,640,717
6,000,000	2.38%, 04/21/09	6,025,014
8,500,000	4.25%, 05/15/09	8,591,698
1,575,000	3.00%, 06/24/09	1,590,679
345,000	5.38%, 07/17/09	352,595
2,000,000	5.13%, 08/05/09	2,045,346
855,000	5.25%, 08/05/09	874,927
2,100,000	2.75%, 03/12/10	2,136,788

Total U.S. Government Agencies (Cost $176,712,333)		176,917,265

MUNICIPAL BONDS — 0.8%

Colorado — 0.1%
800,000	Regional Transportation District COP, Transit Vehicles Project, Series A, (AMBAC) 5.00%, 12/01/21	808,480

Florida — 0.4%
1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (MBIA) 5.00%, 07/01/20	1,041,860
1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (MBIA) 5.00%, 07/01/21	1,018,750
1,000,000	Florida State Board of Education Lottery Revenue Bonds, Series B, (MBIA) 5.00%, 07/01/22	998,990
1,340,000	Jacksonville Electric Authority Water & Sewer System Revenue Bonds, Series B, OID, (MBIA) 4.75%, 10/01/40	1,138,946

		4,198,546

Principal Amount		Value

Illinois — 0.2%
875,000	Chicago Water Refunding Second Lien Revenue Bonds, (FSA) 5.00%, 11/01/19	$961,266
1,000,000	Illinois Finance Authority Refunding Revenue Bonds, (FSA) 5.00%, 01/01/20	1,024,370

		1,985,636

Nebraska — 0.0%
650,000	Public Power Generation Whelan Energy Center Revenue Bonds, (AGC-ICC, AMBAC) 5.00%, 01/01/19	710,723

Tennessee — 0.1%
450,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Refunding Revenue Bonds, Series A, (GO of University) 5.00%, 10/01/18	528,260
400,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Refunding Revenue Bonds, Series B, (GO of University) 5.00%, 10/01/18	469,564

		997,824

Texas — 0.0%
375,000	Dickinson Independent School District Schoolhouse GO, OID, (PSF-GTD) 4.75%, 02/15/33	352,973

Total Municipal Bonds (Cost $9,037,513)		9,054,182

STRUCTURED SECURITIES — 0.5%

UNITED STATES — 0.5%
7,400	Natixis Financial Products, Inc. S&P 500 Index Linked Note, 04/28/09(g)	6,032,428

Total Structured Securities (Cost $10,027,000)		6,032,428

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Shares		Value

CASH SWEEP — 10.5%

UNITED STATES — 10.5%
118,216,106	Citibank Dollars on Deposit in Custody Account	$118,216,106

Total Cash Sweep (Cost $118,216,106)		118,216,106

TOTAL INVESTMENTS — 97.3% (Cost $1,227,432,841)(a)		$1,093,756,185

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.7%		29,980,519

NET ASSETS — 100.0%		$1,123,736,704

FUTURES CONTRACTS: LONG POSITION

Contracts		Unrealized Appreciation/ (Depreciation)

150	German Euro-Bund, March 2009	$(55,743)
110	United Kingdom Gilts, March 2009	124,228

		$68,485

Cash collateral has been pledged for open futures contracts.

At January 31, 2009, the Global Opportunities Fund held investments in restricted and illiquid securities amounting to $16,716,308 or 1.49% of net assets, which were valued under methods approved by the Board of Trustees, as follows:

Acquisition Cost	Issuer	Acquisition Date	01/31/09 Carrying Value Per Unit

$20,000,000	Asian Coast Development Ltd.	07/28/08	$30.00
8,858,462	GOME Electrical Appliances Holdings, Ltd.	11/29/07	0.07
543,220	OZ Minerals, Ltd.	01/30/08	—
140,000	Seneca Gaming Corp. 10/20/08		80.00

	Units	Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 36.5, expiring 12/21/12 (Underlying notional amount at value $41,500,000)	41,500,000	$(556,100)

	Units	Unrealized Appreciation/ (Depreciation)

Equity swap with BNP Paribas paying variance of the S&P 500 Index over the target volatility of 40.5, expiring 12/21/12 (Underlying notional amount at value $12,375,000)	12,375,000	$211,613
Equity swap with BNP Paribas receiving dividends on the stocks in the STOXX50E Index over the notional amount, expiring 12/18/15 (Underlying notional amount at value Euro 13,900,000)	1,000,000	(8,101,407)
Interest rate swap with JPMorgan Chase Bank paying a fixed rate of 8.06% and receiving a floating rate based on MXN-TIIE-Banxico, expiring 01/22/19 (Underlying notional amount at value MXN 1,800,000)	23,640,000	0
Interest rate swap with JPMorgan Chase Bank paying a fixed rate of 8.32% and receiving a floating rate based on MXN-TIIE-Banxico, expiring 01/09/29 (Underlying notional amount at value MXN 2,690,000)	35,460,000	0

		$(8,445,894)

(a)	Aggregate book cost is $1,227,432,841 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$23,403,084
Unrealized depreciation	(157,079,740)

Net unrealized depreciation	$(133,676,656)

(b)	Non-income producing security.

(c)	Securities incorporated in the same country but traded on different exchanges.

(d)	Variable rate security. Rate shown is the rate as of January 31, 2009.

(e)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(f)	Zero coupon bond. The rate represents the yield at time of purchase.

(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.

(h)	Principal amount denoted in New Zealand Dollars.

(i)	The rate represents the annualized yield at time of purchase.

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

ADR — American Depositary Receipt
AGC-ICC — Ace Guaranty Corp. Insured Custody Certificates
AMBAC — Insured by AMBAC Indemnity Corp.
Cnv. — Convertible
COP — Certificates of Participation
FSA — Insured by Financial Security Assurance, Inc.
GDR — Global Depositary Receipt
GO — General Obligations
MBIA — Insured by MBIA
OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee
REIT — Real Estate Investment Trust
STEP — Step Coupon Bond

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Banks	1.4%
Consumer Discretionary	11.5%
Consumer Staples	4.1%
Diversified Financials	6.3%
Energy	4.5%
Government Bonds	8.9%
Health Care	9.2%
Industrials	5.6%
Information Technology	6.2%
Insurance	1.4%
Materials	3.4%
Municipal Bonds	0.8%
Real Estate	1.4%
Telecommunication Services	4.8%
U.S. Government Agencies	15.7%
Utilities	1.6%
Other*	13.2%

*Includes cash and equivalents, exchange traded funds, investment companies, written options, swap agreements, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED INVESTMENTS	January 31, 2009
(Unaudited)

Shares		Value

COMMON STOCKS — 45.3%

CANADA — 1.4%
Materials — 1.4%
1,011,300	Kinross Gold Corp.	$17,879,784

CHINA — 2.9%
Industrials — 2.0%
2,700,000	Suntech Power Holdings Co. Ltd. - ADR(b)	25,407,000

Utilities — 0.9%
11,677,500	Xinao Gas Holdings Ltd.	10,541,638

		35,948,638

GREECE — 2.6%
Energy — 2.6%
2,194,200	StealthGas, Inc.	10,729,638
1,099,808	Tsakos Energy Navigation Ltd.	21,182,302

		31,911,940

NORWAY — 1.8%
Energy — 1.8%
4,600,000	Aker Solutions ASA	21,720,045

PERU — 7.7%
Materials — 7.7%
5,100,000	Cia de Minas Buenaventura SA - ADR	96,084,000

SINGAPORE — 2.2%
Industrials — 2.2%
10,400,000	Keppel Corp. Ltd.	27,901,430

UNITED STATES — 26.7%
Energy — 21.2%
1,000,000	Alpha Natural Resources, Inc.(b)	16,320,000
3,000,000	ATP Oil & Gas Corp.(b)	13,410,000
2,769,000	Brazil Ethanol, Inc.(b)(c)	0
2,682,300	Goodrich Petroleum Corp.(b)	77,518,470
482,000	Occidental Petroleum Corp.	26,293,100
2,100,000	Penn Virginia Corp.	43,260,000
4,400,000	PetroHawk Energy Corp.(b)	86,724,000
2,770,250	Rancher Energy Corp.(b)	58,175

		263,583,745

Materials — 5.5%
2,578,327	Caraustar Industries, Inc.(b)	541,449
900,000	Monsanto Co.	68,454,000

		68,995,449

		332,579,194

Total Common Stocks (Cost $985,941,577)		564,025,031

Shares		Value

PREFERRED STOCKS — 0.0%

Industrials — 0.0%
46,434	World Waste Technologies, Inc. - Series B, Cnv.(b)	$37,389

Total Preferred Stocks (Cost $4,500,000)		37,389

Number of Coins

COLLECTIBLE COINS — 4.3%

UNITED STATES — 4.3%
746	Various Collectible Coins	53,077,023

Total Collectible Coins (Cost $53,868,952)		53,077,023

Shares

RIGHTS/WARRANTS — 0.0%

Energy — 0.0%
6,666,666	Rancher Energy Corp. Warrants, Expires 12/21/11(b)	1

Industrials — 0.0%
450,000	World Waste Technologies, Inc. Warrants, Expires 04/27/10(b)	0

Total Rights/Warrants (Cost $1)		1

Principal Amount

U.S. GOVERNMENT AGENCIES — 18.9%

Federal Home Loan Bank — 18.9%
$4,900,000	0.09%, 02/03/09(d)	4,899,988
2,850,000	0.15%, 02/03/09(d)	2,849,988
3,500,000	0.15%, 02/04/09(d)	3,499,971
84,000,000	0.80%, 02/04/09(d)	83,996,267
150,000	0.18%, 02/05/09(d)	149,998
5,300,000	0.07%, 02/06/09(d)	5,299,959
5,200,000	0.11%, 02/11/09(d)	5,199,857
3,000,000	0.15%, 02/11/09(d)	2,999,887
2,000,000	0.21%, 02/11/09(d)	1,999,896
1,700,000	0.07%, 02/12/09(d)	1,699,967
19,000,000	0.18%, 02/19/09(d)	18,998,385
31,000,000	0.20%, 02/24/09(d)	30,996,211
5,000,000	0.17%, 02/25/09(d)	4,999,457
34,000,000	0.18%, 02/25/09(d)	33,996,090
34,000,000	0.20%, 03/04/09(d)	33,994,333

Total U.S. Government Agencies (Cost $235,580,253)		235,580,254

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Principal Amount		Value

U.S. GOVERNMENT SECURITIES — 23.5%

U.S. Treasury Notes — 23.5%
$60,000,000	2.00%, 04/15/12(e)	$63,006,081
20,000,000	2.38%, 01/15/17(e)	21,475,377
220,000,000	1.38%, 07/15/18(e)	208,592,807

Total U.S. Government Securities (Cost $287,203,721)		293,074,265

Shares

CASH SWEEP — 0.6%
7,896,800	Citibank Dollars on Deposit in Custody Account	7,896,800

Total Cash Sweep (Cost $7,896,800)		7,896,800

TOTAL INVESTMENTS — 92.6% (Cost $1,574,991,304)(a)		1,153,690,763

OTHER ASSETS IN EXCESS OF LIABILITIES — 7.4%		92,761,785

NET ASSETS — 100.0%		$1,246,452,548

At January 31, 2009, the Real Return Fund held investments in restricted and illiquid securities amounting to $53,676,648 or 4.3% of net assets, which were valued under methods approved by the Board of Trustees, as follows:

Acquisition Cost	Issuer	Acquisition Date	01/31/09 Carrying Value Per Unit

$19,527,013	Brazil Ethanol, Inc.	03/15/07	$—
21,239,828	Carauster Industries, Inc.	08/10/06	0.21
53,868,952	Collectible Coins	12/14/06	71,148.82
3,003,839	Rancher Energy Corp.	12/21/06	0.02
0	Rancher Energy Corp., Warrants	03/20/07	—

FUTURES CONTRACTS: LONG POSITION

Contracts			Unrealized Appreciation/ (Depreciation)

700	Gold 100 OZ, April 2009		$1,306,123
700	Gold 100 OZ, June 2009		5,443,242
450	Natural Gas, March 2009		(7,468,502)
400	Natural Gas, August 2009		(2,359,540)
300	Natural Gas, September 2009		(1,928,130)

	Net unrealized appreciation		$(5,006,807)

(a)	Aggregate book cost is $1,574,991,304 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$48,564,583
Unrealized depreciation	(469,865,124)

Net unrealized depreciation	$(421,300,541)

(b)	Non-income producing security.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.

(d)	The rate represents the annualized yield at time of purchase.

(e)	Inflation protected security. Principal amount reflects original security face amount.

ADR — American Depositary Receipt
Cnv. — Convertible

	Units	Unrealized Appreciation/ (Depreciation)

SWAP AGREEMENTS

Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 02/04/09 (Underlying notional amount at value $2,055,300)	37,200	$(190,655)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 02/04/09 (Underlying notional amount at value $3,026,592)	(37,200)	1,435,157
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 03/04/09 (Underlying notional amount at value $1,989,000)	36,000	(513,110)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 03/04/09 (Underlying notional amount at value $2,928,960)	(36,000)	1,714,663
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 04/03/09 (Underlying notional amount at value $2,055,300)	37,200	(528,913)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 04/03/09 (Underlying notional amount at value $3,026,592)	(37,200)	1,767,472

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 05/05/09 (Underlying notional amount at value $1,989,000)	36,000	$(510,536)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 05/05/09 (Underlying notional amount at value $2,928,960)	(36,000)	1,706,060
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 06/04/09 (Underlying notional amount at value $2,055,300)	37,200	(391,777)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 06/04/09 (Underlying notional amount at value $3,026,592)	(37,200)	1,624,221
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 07/03/09 (Underlying notional amount at value $2,055,300)	37,200	(390,894)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 07/03/09 (Underlying notional amount at value $3,026,592)	(37,200)	1,620,562
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 08/05/09 (Underlying notional amount at value $1,989,000)	36,000	(377,332)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 08/05/09 (Underlying notional amount at value $2,928,960)	(36,000)	1,564,335
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 09/03/09 (Underlying notional amount at value $2,055,300)	37,200	(35,156)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 09/03/09 (Underlying notional amount at value $3,026,592)	(37,200)	1,259,062

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 10/05/09 (Underlying notional amount at value $1,989,000)	36,000	$(33,931)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 10/05/09 (Underlying notional amount at value $2,928,960)	(36,000)	1,215,176
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 11/04/09 (Underlying notional amount at value $2,055,300)	37,200	(34,972)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 11/04/09 (Underlying notional amount at value $3,026,592)	(37,200)	1,252,465
Commodity Index Swap Agreement with Cargill, Inc. based on the MISO Cinergy Hub Monthly Off-Peak Electricity Futures, expiring 03/27/09 (Underlying notional amount at value $9,062,506)	232,000	(2,653,287)
Commodity Index Swap Agreement with Cargill, Inc. based on the MISO Cinergy Hub Monthly Off-Peak Electricity Futures, expiring 03/27/09 (Underlying notional amount at value $9,781,700)	(232,000)	3,369,810
Commodity Index Swap Agreement with Cargill, Inc. based on the MISO Cinergy Hub Monthly Off-Peak Electricity Futures, expiring 06/26/09 (Underlying notional amount at value $9,125,006)	233,600	(1,912,301)
Commodity Index Swap Agreement with Cargill, Inc. based on the MISO Cinergy Hub Monthly Off-Peak Electricity Futures, expiring 06/26/09 (Underlying notional amount at value $9,849,160)	(233,600)	2,629,114
Commodity Index Swap Agreement with Cargill, Inc. based on the MISO Cinergy Hub Monthly Off-Peak Electricity Futures, expiring 09/25/09 (Underlying notional amount at value $9,250,006)	236,800	(2,280,330)

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the MISO Cinergy Hub Monthly Off-Peak Electricity Futures, expiring 09/25/09 (Underlying notional amount at value $9,984,080)	(236,800)	$3,002,203
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 01/31/09 (Underlying notional amount at value $8,471,250)	(45,000)	5,059,305
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 01/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,117,768
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 02/28/09 (Underlying notional amount at value $8,471,250)	(45,000)	5,195,789
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 02/28/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,116,351
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 03/31/09 (Underlying notional amount at value $8,471,250)	(45,000)	5,218,946
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 03/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,114,737
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 04/30/09 (Underlying notional amount at value $8,471,250)	(45,000)	5,301,337
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 04/30/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,113,127

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 05/31/09 (Underlying notional amount at value $8,471,250)	(45,000)	$5,292,467
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 05/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,111,416
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 06/30/09 (Underlying notional amount at value $8,471,250)	(45,000)	5,283,728
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 06/30/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,109,713
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 07/31/09 (Underlying notional amount at value $8,471,250)	(45,000)	5,255,643
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 07/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,107,907
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 08/31/09 (Underlying notional amount at value $8,471,250)	(45,000)	5,250,213
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 08/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,106,052
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 09/30/09 (Underlying notional amount at value $8,471,250)	(45,000)	5,245,478
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 09/30/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,104,211

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 10/31/09 (Underlying notional amount at value $8,471,250)	(45,000)	$5,202,650
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 10/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,102,262
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 11/30/09 (Underlying notional amount at value $8,471,250)	(45,000)	5,198,753
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 11/30/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,100,332
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 12/31/09 (Underlying notional amount at value $8,471,250)	(450,000)	5,195,227
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 12/31/10 (Underlying notional amount at value $1,872,500)	(10,000)	1,098,290
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Cotton Index, expiring 11/20/09 (Underlying notional amount at value $23,776,400)	634	(6,041,300)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Cotton Index, expiring 11/20/09 (Underlying notional amount at value $31,383,000)	(634)	13,488,968
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 01/31/09 (Underlying notional amount at value $2,844,912)	45,000	823,031
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 01/31/10 (Underlying notional amount at value $621,500)	10,000	92,284

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 02/28/09 (Underlying notional amount at value $2,844,986)	45,000	$631,057
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 02/28/10 (Underlying notional amount at value $621,500)	10,000	92,167
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 03/31/09 (Underlying notional amount at value $2,844,986)	45,000	540,456
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 03/31/10 (Underlying notional amount at value $621,500)	10,000	92,033
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 04/30/09 (Underlying notional amount at value $2,820,806)	45,000	412,146
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 04/30/10 (Underlying notional amount at value $621,500)	10,000	91,901
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 05/31/09 (Underlying notional amount at value $2,820,960)	45,000	411,303
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 05/31/10 (Underlying notional amount at value $621,500)	10,000	91,759
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 06/30/09 (Underlying notional amount at value $2,821,332)	45,000	410,254
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 06/30/10 (Underlying notional amount at value $621,500)	10,000	91,619

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
CONSOLIDATED INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 07/31/09 (Underlying notional amount at value $4,003,292)	50,000	$(452,074)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 07/31/10 (Underlying notional amount at value $621,500)	10,000	91,470
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 08/31/09 (Underlying notional amount at value $4,003,376)	50,000	(451,677)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 08/31/10 (Underlying notional amount at value $621,500)	10,000	91,316
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 09/30/09 (Underlying notional amount at value $4,003,292)	50,000	(451,172)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 09/30/10 (Underlying notional amount at value $621,500)	10,000	91,164
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 10/31/09 (Underlying notional amount at value $2,261,250)	30,000	(134,257)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 10/31/10 (Underlying notional amount at value $621,500)	10,000	91,004

	Units	Unrealized Appreciation/ (Depreciation)

Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 11/30/09 (Underlying notional amount at value $2,261,250)	30,000	$(134,157)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 11/30/10 (Underlying notional amount at value $621,500)	10,000	90,844
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 12/31/09 (Underlying notional amount at value $2,261,250)	30,000	(134,066)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 12/31/10 (Underlying notional amount at value $621,500)	10,000	90,676

		$100,325,557

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

Collectible Coins	4.3%
Energy	25.6%
Industrials	4.2%
Materials	14.6%
U.S. Government and Agency Securities	42.4%
Utilities	0.9%
Other*	8.0%

*Includes cash and equivalents, futures, swap agreements, pending trades and Fund share transactions. interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS	January 31, 2009
(Unaudited)

Principal Amount		Value

CORPORATE BONDS — 10.7%

Banks — 3.6%
$1,000,000	Bank of Scotland Plc, 5.00%, 11/21/11(b)	$977,444
6,000,000	ING Bank NV, 2.63%, 02/09/12(b)	5,982,120

		6,959,564

Consumer Staples — 1.1%
1,000,000	Procter & Gamble Co., 4.60%, 01/15/14	1,058,532
970,000	Wal-Mart Stores, Inc., 4.25%, 04/15/13	1,029,212

		2,087,744

Diversified Financials — 5.9%
2,700,000	American Express Credit Corp., Series C, 7.30%, 08/20/13	2,762,132
2,000,000	Eksportfinans A/S, 5.00%, 02/14/12	2,112,140
4,030,000	General Electric Capital Corp., MTN, 5.25%, 10/19/12	4,006,300
2,000,000	Sallie Mae, Inc., 7.30%, 08/01/12	2,358,484

		11,239,056

Industrials — 0.1%
224,147	3M Employee Stock Ownership Plan Trust, 5.62%, 07/15/09(b)	228,766

Total Corporate Bonds (Cost $20,248,367)		20,515,130

MUNICIPAL BONDS — 15.0%

Arkansas — 0.2%
300,000	University of Arkansas Fayetteville Campus Various Facility Revenue Bonds, (FSA, GO of Board) 5.50%, 12/01/16	336,345

California — 1.1%
1,765,000	Tobacco Securitization Authority of Southern California Tobacco Settlement, Asset Backed Senior Lien Revenue Bonds, Series A, OID, 5.50%, 06/01/36	2,005,428

Georgia — 0.4%
700,000	Gwinnett County Development Authority Public Schools Project COP, (MBIA) 5.25%, 01/01/25	815,101

Principal Amount		Value

Illinois — 4.5%
$1,930,000	Chicago Board of Education Albany Park Academy Project GO, Series F, (MBIA) 5.50%, 12/01/18	$2,324,357
5,175,000	Chicago Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/01/33	6,227,750

		8,552,107

Maine — 0.4%
350,000	State of Maine GO, 3.94%, 05/15/11	361,126
465,000	State of Maine GO, 4.34%, 05/15/13	484,735

		845,861

Missouri — 1.2%
2,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit) 5.25%, 03/01/21	2,297,080

New Jersey — 2.4%
4,060,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.00%, 06/01/37	4,664,575

New York — 2.1%
1,000,000	New York City Industrial Development Agency Polytechnic University Project, Civic Facility Revenue Bonds, OID, 6.13%, 11/01/30	1,101,400
1,790,000	New York State Dormitory Authority State Personal Income Tax Refunding Revenue Bonds, 4.81%, 12/15/11	1,840,496
500,000	New York State Dormitory Authority University of Rochester Revenue Bonds, Series A, 5.13%, 07/01/39	589,820
500,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, 5.64%, 12/15/13	526,350

		4,058,066

Ohio — 1.2%
1,040,000	City of Cleveland Refunding GO, (MBIA) 5.50%, 12/01/18	1,200,347

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Principal Amount		Value

Ohio (continued)
$1,000,000	Ohio State Third Frontier Research and Development GO, Taxable, Series A, (MBIA) 5.25%, 05/01/11	$1,057,980

		2,258,327

Texas — 0.6%
1,000,000	Houston Area Water Corp. Northeast Water Purification Project Revenue Bonds, OID, (FGIC) 5.25%, 03/01/23	1,112,270

Virginia — 0.6%
1,000,000	Fairfax County Water Authority Water Revenue Bonds, 5.00%, 04/01/21	1,162,830

Wisconsin — 0.3%
500,000	South Milwaukee School District Refunding GO, (FGIC) 5.20%, 04/01/22	560,140

Total Municipal Bonds (Cost $27,248,695)		28,668,130

U.S. GOVERNMENT AGENCIES — 50.8%

Fannie Mae — 0.2%
400,000	5.00%, 08/02/12	436,390
10,419	7.50%, 08/01/25	11,098

		447,488

Federal Farm Credit Bank — 2.2%
125,000	4.75%, 01/19/10	129,398
100,000	5.15%, 12/06/10	106,549
3,500,000	2.00%, 01/17/12	3,488,881
400,000	4.50%, 10/17/12	431,067

		4,155,895

Federal Home Loan Bank — 37.2%
50,000	4.00%, 02/12/10	51,458
30,000	7.38%, 02/12/10	31,903
25,000	3.38%, 05/14/10	25,675
215,000	4.50%, 09/10/10	225,314
2,431,455	4.75%, 10/25/10	2,477,044
60,000	4.25%, 11/02/10	62,766
50,000	4.25%, 11/15/10	52,354
630,000	6.63%, 11/15/10	686,144
730,000	4.75%, 12/10/10	772,836
1,240,000	4.88%, 12/10/10	1,314,177
1,360,000	4.00%, 02/15/11	1,424,229
2,135,000	5.88%, 02/15/11	2,311,639
500,000	2.88%, 03/11/11	511,942

Principal Amount		Value

Federal Home Loan Bank (continued)
$6,020,000	4.88%, 03/11/11	$6,418,458
10,775,000	5.25%, 06/10/11	11,629,425
235,000	5.38%, 06/10/11	254,309
320,000	4.38%, 08/15/11	339,601
75,000	5.75%, 08/15/11	82,136
2,855,000	5.00%, 10/13/11	3,080,776
50,000	4.25%, 11/15/11	53,004
490,000	4.88%, 11/15/11	527,552
15,000	5.63%, 11/15/11	16,453
6,270,000	4.75%, 12/09/11	6,735,736
2,370,000	5.00%, 03/09/12	2,571,414
175,000	4.38%, 06/08/12	185,431
455,000	4.88%, 06/08/12	493,967
1,400,000	5.38%, 06/08/12	1,542,380
335,000	4.63%, 08/15/12	361,920
990,000	4.50%, 09/14/12	1,063,919
585,000	5.00%, 09/14/12	638,129
5,265,000	4.88%, 12/14/12	5,760,789
2,031,797	5.27%, 12/28/12	2,110,419
50,000	3.50%, 03/08/13	52,177
645,000	3.88%, 03/08/13	682,483
915,000	5.00%, 03/08/13	1,008,154
1,800,000	3.75%, 06/14/13	1,893,982
1,440,000	4.25%, 06/14/13	1,544,803
2,795,000	5.38%, 06/14/13	3,127,776
500,000	4.38%, 09/13/13	538,902
1,000,000	5.25%, 09/13/13	1,114,715
185,000	5.50%, 12/11/13	208,721
3,305,000	3.13%, 12/13/13	3,327,970
500,000	4.00%, 12/13/13	530,127
2,800,000	4.88%, 12/13/13	3,003,098
250,000	4.88%, 06/13/14	274,991

		71,121,198

Freddie Mac — 0.3%
190,000	4.50%, 12/16/10	200,137
355,000	5.00%, 08/15/12	386,744

		586,881

Ginnie Mae — 0.1%
109,009	8.50%, 10/15/17	116,393
492	9.00%, 02/15/20	526

		116,919

Overseas Private Investment Corp. — 7.3%
1,000,000	4.59%, 12/09/11(c)	1,025,000
11,561,975	5.14%, 12/15/23	12,944,902

		13,969,902

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Principal Amount		Value

Private Export Funding Corp. — 1.0%
$300,000	6.07%, 04/30/11	$328,376
400,000	5.66%, 09/15/11(b)	437,155
425,000	4.90%, 12/15/11	458,379
310,000	5.69%, 05/15/12	343,845
350,000	4.97%, 08/15/13	381,273

		1,949,028

Tennessee Valley Authority — 2.5%
714,000	5.63%, 01/18/11	767,614
632,000	6.79%, 05/23/12	715,603
2,095,000	6.00%, 03/15/13	2,348,355
110,000	4.75%, 08/01/13	118,311
725,000	6.25%, 12/15/17	843,104

		4,792,987

Total U.S. Government Agencies (Cost $91,475,348)		97,140,298

U.S. GOVERNMENT SECURITIES — 22.1%

U.S. Treasury Notes — 22.1%
275,000	2.38%, 04/15/11(d)	295,966
700,000	4.50%, 02/15/16	797,289
36,216,000	4.63%, 11/15/16	41,127,795

Total U.S. Government Securities (Cost $38,138,802)		42,221,050

Shares

INVESTMENT COMPANY — 0.6%

1,141,354	SEI Daily Income Trust Government II Fund, Class A	1,141,354

Total Investment Company (Cost $1,141,354)		1,141,354

TOTAL INVESTMENTS — 99.2% (Cost $178,252,566)(a)		189,685,962

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		1,562,696

NET ASSETS — 100.0%		$191,248,658

(a)	Aggregate book cost is $178,252,566 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$11,812,298
Unrealized depreciation	(378,902)

Net unrealized appreciation	$11,433,396

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.

(c) Zero coupon bond. The rate represents the yield at time of purchase.

(d) Inflation protected security. Principal amount reflects original security face amount.

COP — Certificates of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Financial Security Assurance, Inc.
GO — General Obligations
MBIA — Insured by MBIA
MTN — Medium Term Note
OID — Original Issue Discount

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets

U.S. Government & Agency Securities	72.9%
Municipal Bonds	15.0
Corporate Bonds	10.7
Other*	1.4

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS	January 31, 2009
(Unaudited)

Principal Amount		Value

MUNICIPAL BONDS — 94.9%

Alabama — 0.7%
$110,000	Alabama State Public School & College Authority Revenue Bonds, Series C, (FSA) 5.00%, 05/01/13	$119,004
400,000	Alabama Water Pollution Control Authority Revenue Bonds, (AMBAC) 5.50%, 08/15/14	417,704
1,000,000	Huntsville-Redstone Village Special Care Facilities Financing Authority Revenue Bonds, Series A, OID, 8.13%, 12/01/26	1,256,930

		1,793,638

Arizona — 0.8%
350,000	Arizona State Board of Regents Revenue Bonds, Series C, OID, 5.88%, 07/01/24	384,594
800,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A, 5.00%, 07/01/14	915,808
500,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, Senior Lien, 5.50%, 07/01/24	543,180
250,000	University of Arizona Refunding COP, Series C, (AMBAC) 5.00%, 06/01/18	269,042

		2,112,624

California — 1.1%
1,155,000	City of Alameda GO, (MBIA) 5.00%, 08/01/33	1,089,650
350,000	Golden State Tobacco Securitization Corp. Revenue Bonds, Series B, OID, 5.63%, 06/01/38	401,835
170,000	Los Angeles Unified School District GO, Series E, (FSA) 5.00%, 07/01/16	193,885
150,000	Placer County Water Agency Refunding COP, OID, (MBIA) 4.50%, 07/01/16	158,523
275,000	Pomona Public Financing Authority Revenue Bonds, Water Facilities Project, Series AY, (AMBAC) 5.00%, 05/01/18	285,513

Principal Amount		Value

California (continued)
$620,000	Santa Clara Valley Water District Refunding COP, Series A, 5.00%, 02/01/15	$707,978

		2,837,384

Colorado — 0.2%
485,000	City of Longmont Sales & Use Tax Revenue Bonds, OID, 5.63%, 11/15/10	526,555

Connecticut — 0.3%
500,000	Connecticut Housing Finance Authority Revenue Bonds, Housing Mortgage Financing Program, Sub-Series F-2, (GO of Authority) 6.00%, 11/15/38	510,740
170,000	State of Connecticut GO, Series C, 4.50%, 11/01/12	188,224

		698,964

Florida — 7.6%
150,000	City of Port Orange Water & Sewer Refunding Revenue Bonds, (AMBAC) 5.00%, 10/01/16	159,830
1,800,000	County of Miami-Dade Refunding Revenue Bond, Series B, (FSA), 5.25%, 10/01/16	2,075,202
170,000	Florida Department of Transportation Revenue Bonds, Series A, 5.00%, 07/01/29	165,330
1,005,000	Florida State Board of Education GO, Series E, OID, (FSA) 5.00%, 06/01/26	1,013,804
10,000,000	Florida State Board of Education Refunding GO, Series A, (MBIA-RE FGIC) 5.00%, 06/01/17	11,375,600
1,065,000	Hillsborough County Community Investment Tax Revenue Bond, (AMBAC) 5.00%, 11/01/16	1,203,280
450,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA) 5.00%, 10/01/18	483,998
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA) 5.00%, 10/01/19	2,122,480
500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	522,455

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Principal Amount		Value

Florida (continued)
$900,000	Seminole County School Board COP, Series A, (AMBAC) 5.00%, 07/01/18	$987,264

		20,109,243

Georgia — 0.4%
100,000	City of Atlanta Refunding GO, Series A, (MBIA-RE FGIC) 5.00%, 12/01/21	107,212
400,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (MBIA) 5.25%, 01/01/17	470,320
525,000	Gwinnett County Development Authority Refunding COP, Public Schools Project, (MBIA) 5.00%, 01/01/15	602,878

		1,180,410

Illinois — 3.0%
500,000	Chicago Board of Education GO, Series B, (FSA) 5.00%, 12/01/18	561,845
900,000	Chicago Transit Authority Revenue Bonds, (AMBAC) 5.00%, 06/01/21	922,185
225,000	City of Chicago Neighborhoods Alive 21 Program GO, Series A, OID, (FGIC) 5.88%, 01/01/19	243,115
100,000	City of Rockford GO, Series A, OID, (FSA) 5.38%, 12/15/13	106,903
1,000,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (MBIA) 5.00%, 12/01/25	1,019,230
150,000	Cook County School District No. 100 Berwyn South Refunding GO, Series D, (FSA) 5.00%, 12/01/12	168,312
575,000	County of Cook Refunding GO, Series A, OID, (MBIA-RE FGIC) 5.00%, 11/15/22	581,934
85,000	Du Page County Community Unit School District No. 202 Lisle Pre-Refunded GO, OID, (FSA) 5.55%, 12/30/17	92,670

Principal Amount		Value

Illinois (continued)
$65,000	Du Page County Community Unit School District No. 202 Lisle Un-Refunded GO, OID, (FSA) 5.55%, 12/30/17	$68,628
260,000	Freeport Sewer System Improvements Refunding GO, OID, (AMBAC) 5.55%, 12/01/14	284,788
500,000	State of Illinois GO, First Series, 5.50%, 08/01/15	525,665
400,000	State of Illinois Sales Tax Revenue Bonds, Series Z, 5.00%, 06/15/12	408,868
2,058,000	Village of Bolingbrook Refunding Special Tax, OID, (MBIA) 4.30%, 03/01/21	2,062,116
250,000	Will County School District No. 122 Refunding GO, Series B, OID, (MBIA-RE FGIC) 5.20%, 11/01/16	267,770
600,000	Will County School District No. 161 Summit Hill Refunding GO, (MBIA-RE FGIC) 5.00%, 01/01/17	650,310

		7,964,339

Indiana — 6.2%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding) 5.00%, 01/15/16	675,555
1,490,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding) 5.00%, 07/15/25	1,523,957
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding) 5.00%, 07/15/16	1,117,022
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding) 5.00%, 01/15/17	684,814
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (FSA, State Aid Withholding) 5.00%, 07/15/18	720,447

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Principal Amount		Value

Indiana (continued)
$315,000	East Allen Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding) 5.00%, 07/10/14	$335,318
490,000	East Noble Facilities School Building Corp. Refunding Revenue Bonds, (MBIA, State Aid Withholding) 5.00%, 07/15/16	570,953
510,000	Evansville Vanderburgh Public Leasing Corp. Refunding Revenue Bonds, (AMBAC) 5.25%, 07/15/17	566,069
460,000	Franklin Community Multi-School Building Corp., First Mortgage Revenue Bonds, (FSA, State Aid Withholding) 5.13%, 07/15/12	503,645
75,000	Franklin Township School Building Corp., Marion County First Mortgage Revenue Bonds, 5.75%, 07/15/10	80,139
1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding) 5.00%, 01/15/22	1,124,666
1,505,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (MBIA) 5.00%, 07/15/23	1,560,534
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, (MBIA, State Aid Withholding) 5.38%, 07/15/16	198,646
250,000	Indiana Bond Bank, Special Program Revenue Bonds, Series A, (AMBAC) 6.25%, 02/01/11	266,508
125,000	Indianapolis-Marion County Public Library GO, Series A, 4.60%, 07/01/18	129,198
145,000	Lebanon Middle School Building Corp., First Mortgage Revenue Bonds, (FSA, State Aid Withholding) 5.05%, 07/15/11	155,347
700,000	Mount Vernon of Hancock County Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (State Aid Withholding) 5.25%, 01/15/14	761,425

Principal Amount		Value

Indiana (continued)
$85,000	Noblesville Elementary/ Intermediate Schools Building Corp., First Mortgage Revenue Bonds, (FSA) 5.30%, 07/15/09	$86,851
205,000	Noblesville Elementary/ Intermediate Schools Building Corp., First Mortgage Revenue Bonds, (FSA) 5.50%, 07/15/12	220,955
435,000	Noblesville Redevelopment Authority, Lease Rental Revenue Bonds, (AMBAC) 5.00%, 07/15/16	472,471
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, OID, (FGIC) 5.00%, 01/15/16	179,317
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (MBIA, State Aid Withholding) 5.00%, 07/15/18	544,340
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (MBIA, State Aid Withholding) 5.00%, 01/15/16	822,922
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (MBIA, State Aid Withholding) 5.00%, 07/15/16	851,027
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (MBIA, State Aid Withholding) 5.00%, 07/15/17	659,102
200,000	Tippecanoe County Governmental Building Corp., First Mortgage Revenue Bonds, OID, (MBIA-RE FGIC) 5.00%, 01/15/19	212,710
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA, State Aid Withholding) 5.00%, 01/10/16	890,804

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Principal Amount		Value

Indiana (continued)
$175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (MBIA, State Aid Withholding) 5.00%, 01/15/15	$201,226
150,000	Westfield Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (FSA, State Aid Withholding) 5.00%, 07/15/23	152,385
135,000	Westfield-Washington Elementary Building Corp., First Mortgage Revenue Bonds, OID, (FGIC, State Aid Withholding) 4.75%, 01/15/11	144,115

		16,412,468

Iowa — 0.1%
250,000	City of Iowa City Parking Facilities Revenue Bonds, (MBIA) 5.88%, 07/01/15	253,850

Kentucky — 0.4%
1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (FGIC) 5.00%, 11/01/15	1,150,170

Louisiana — 0.8%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC) 5.00%, 06/01/16	2,069,260

Maine — 0.5%
850,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, (AMBAC) 5.00%, 07/01/16	975,536
400,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21	426,204

		1,401,740

Michigan — 2.4%
130,000	Central Montcalm Public Schools GO, OID, (MBIA, Q-SBLF) 5.35%, 05/01/11	131,546

Principal Amount		Value

Michigan (continued)
$1,350,000	Central Montcalm Public Schools Refunding GO, (MBIA, Q-SBLF) 5.00%, 05/01/23	$1,380,388
345,000	Clintondale Community Schools Refunding GO, (MBIA, Q-SBLF) 5.00%, 05/01/20	364,455
250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, (FGIC) 5.00%, 07/01/13	271,982
240,000	Dundee Community School District School Building & Site GO, (Q-SBLF) 5.38%, 05/01/14	254,246
250,000	Dundee Community School District School Building & Site GO, OID, (Q-SBLF) 5.38%, 05/01/19	264,840
325,000	East Lansing School District School Building & Site GO, OID, (Q-SBLF) 5.35%, 05/01/16	344,191
150,000	Galesburg-Augusta Community Schools GO, (Q-SBLF) 5.38%, 05/01/14	158,904
150,000	Jackson Public Schools School Building & Site Refunding GO, (FSA, Q-SBLF) 5.00%, 05/01/15	168,782
685,000	Oakland University Refunding Revenue Bonds, (AMBAC) 5.25%, 05/15/18	738,533
245,000	Portage Public Schools School Building & Site GO, (FSA) 5.00%, 05/01/14	266,744
700,000	State of Michigan Trunk Line Refunding Revenue Bonds, Series A, 5.25%, 11/01/13	800,016
265,000	Stockbridge Community Schools Refunding GO, (FSA, Q-SBLF) 5.00%, 05/01/21	279,045
150,000	Van Buren County GO, OID, (AMBAC) 5.00%, 05/01/15	155,537
375,000	Warren Transportation Fund GO, OID, 5.00%, 06/01/16	387,428
400,000	Zeeland Public Schools GO, (Q-SBLF) 5.00%, 05/01/20	413,332

		6,379,969

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Principal Amount		Value

Minnesota — 0.9%
$950,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	$1,118,616
1,000,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/17	1,179,360

		2,297,976

Mississippi — 1.5%
1,500,000	State of Mississippi GO, Series A, 5.00%, 10/01/18	1,747,140
2,000,000	State of Mississippi GO, Series D, (MBIA) 5.00%, 11/01/16	2,342,200

		4,089,340

Missouri — 0.7%
1,505,000	Missouri State Highways & Transit Commission Refunding Revenue Bonds, Senior Lien, 5.00%, 02/01/14	1,730,043
100,000	North Kansas City School District No. 74 Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/18	115,331

		1,845,374

Nevada — 1.5%
1,000,000	Clark County Improvement District No. 112 Special Assessment, 5.00%, 08/01/34	894,090
500,000	Clark County School District GO, Series C, 5.00%, 06/15/18	551,500
2,000,000	Clark County School District Refunding GO, Series B, (FGIC) 5.00%, 06/15/22	2,009,660
500,000	Washoe County GO, OID, (MBIA) 5.00%, 06/01/17	499,980

		3,955,230

New Jersey — 4.7%
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series W, 5.00%, 03/01/18	1,655,205

Principal Amount		Value

New Jersey (continued)
$1,200,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16	$1,413,996
5,145,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B, 5.00%, 09/01/18	5,799,393
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (MBIA) 5.50%, 12/15/15	1,599,730
115,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 5.00%, 06/01/14	128,402
1,200,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.00%, 06/01/37	1,378,692
385,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID, 6.13%, 06/01/42	443,890

		12,419,308

New York — 10.3%
2,000,000	City of New York Refunding GO, Series A1, 5.00%, 08/01/15	2,231,860
4,250,000	City of New York Refunding GO, Series G, (MBIA) 5.00%, 08/01/18	4,590,340
1,500,000	New York City Municipal Water Finance Authority Refunding Revenue Bonds, Series CC, 5.00%, 06/15/29	1,479,180
2,500,000	New York City Municipal Water Finance Authority Revenue Bonds, Series A, 5.50%, 06/15/21	2,811,150
1,150,000	New York City Municipal Water Finance Authority Revenue Bonds, Series A, OID, 5.75%, 06/15/40	1,212,905
1,000,000	New York Power Authority Refunding Revenue Bonds, Series C, (MBIA) 5.00%, 11/15/15	1,151,630
550,000	New York State Dormitory Authority Mental Health Services Facilities Improvement Revenue Bonds, Series C, (MBIA-RE FGIC) 5.00%, 02/15/16	592,944

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Principal Amount		Value

New York (continued)
$1,450,000	New York State Dormitory Authority State University Lease Revenue Bonds, 4.75%, 07/01/17	$1,611,110
1,100,000	New York State Dormitory Authority Upstate Community Colleges Revenue Bonds, 6.00%, 07/01/31(b)	1,124,651
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	461,896
2,210,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, (AMBAC) 5.00%, 04/01/18	2,376,722
790,000	New York State Thruway Authority Revenue Bonds, Series A, 5.00%, 03/15/18	909,029
500,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.00%, 01/01/15	555,765
1,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, OID, 5.25%, 01/01/21	1,064,320
250,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, OID, 5.50%, 01/01/24	258,478
4,800,000	New York State Urban Development Corp. Revenue Bonds, Series B1, OID, 5.00%, 03/15/28	4,807,296

		27,239,276

North Carolina — 1.2%
250,000	City of Winston-Salem COP, Series A, 5.00%, 06/01/15	289,835
300,000	County of Brunswick GO, (MBIA-RE FGIC) 5.00%, 05/01/15	322,326
600,000	County of Harnett COP, Series A, (FSA) 5.00%, 12/01/14	694,560
1,635,000	Dare County COP, (MBIA-RE FGIC) 5.00%, 06/01/17	1,794,380

		3,101,101

Principal Amount		Value

Ohio — 3.4%
$1,135,000	Cincinnati City School District Refunding GO, (MBIA-RE FGIC) 5.00%, 12/01/17	$1,326,100
865,000	County of Greene Refunding Revenue Bonds, Series A, (MBIA) 5.25%, 12/01/21	977,251
300,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, (MBIA) 5.00%, 12/01/19	322,500
100,000	Licking Heights Local School District Refunding GO, Series A, (MBIA) 5.00%, 12/01/18	109,032
2,365,000	Ohio State Building Authority Facilities Refunding Revenue Bonds, Series B, (MBIA-RE FGIC) 5.00%, 10/01/18	2,752,505
400,000	Ohio State Department of Administrative Services COP, Series A, (MBIA) 5.00%, 09/01/16	447,416
1,000,000	Ohio State University Revenue Bonds, Series A, 4.00%, 12/01/17	1,101,450
2,000,000	State of Ohio GO, Series B, 5.00%, 05/01/23	2,088,040

		9,124,294

Pennsylvania — 1.1%
115,000	New Castle Area School District GO, OID, (MBIA, State Aid Withholding) 4.40%, 03/01/11	122,372
1,455,000	Pennsylvania Higher Educational Facilities Authority Temple University Refunding Revenue Bonds, (MBIA) 5.00%, 04/01/17	1,602,726
1,000,000	University of Pittsburgh of the Commonwealth Systems of Higher Education Revenue Bonds, University Capital Project, (GO of University) 5.50%, 09/15/37(b)	1,107,850

		2,832,948

Puerto Rico — 0.1%
190,000	Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds, Series W, OID, 5.50%, 07/01/15	188,877

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Principal Amount		Value

Texas — 36.1%
$1,255,000	Alamo Community College District GO, Series A, (MBIA) 5.50%, 08/15/15	$1,492,195
4,405,000	Aldine Independent School District GO, (PSF-GTD) 5.00%, 02/15/25	4,566,884
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/20	1,363,358
110,000	Alief Independent School District GO, (PSF-GTD) 5.00%, 02/15/13	118,637
4,365,000	Austin Independent School District Refunding GO, (MBIA) 5.00%, 08/01/18	5,022,194
1,000,000	Brownsville Independent School District GO, (PSF-GTD) 5.50%, 08/15/18	1,110,040
1,995,000	Brownwood Independent School District Refunding GO, (MBIA-RE FGIC) 5.25%, 02/15/25	1,963,140
1,805,000	Brownwood Independent School District Refunding GO, (MBIA-RE FGIC) 5.25%, 02/15/26	1,753,539
100,000	City of Austin Revenue Bonds, (MBIA) 5.25%, 05/15/25	102,517
750,000	City of Dallas GO, OID, 5.00%, 02/15/25	770,835
515,000	City of Denton GO, (MBIA) 5.00%, 02/15/14	585,941
895,000	City of El Paso Water & Sewer Refunding Revenue Bonds, (MBIA) 4.50%, 03/01/14	997,880
4,000,000	City of Houston Refunding GO, Series A, (MBIA) 5.25%, 03/01/14	4,580,680
3,000,000	City of Houston Refunding GO, Series A, (MBIA) 5.38%, 03/01/15	3,430,170
255,000	City of Laredo GO, OID, (FGIC) 5.38%, 08/15/20	282,267
1,280,000	City of Richardson Refunding GO, (MBIA) 5.25%, 02/15/20	1,409,587
1,630,000	City of San Antonio Un-Refunded GO, 5.25%, 08/01/13	1,871,599

Principal Amount		Value

Texas (continued)
$1,500,000	Clint Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 08/15/28	$1,519,725
190,000	Coppell Independent School District School Building GO, (MBIA) 5.00%, 08/15/15	220,442
315,000	Coppell Independent School District School Building GO, (MBIA) 5.00%, 08/15/16	366,868
500,000	County of Hidalgo GO, (MBIA) 4.50%, 08/15/19	519,740
100,000	Dallas Area Rapid Transit Senior Lien Sales Tax Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	115,056
245,000	Deer Park Independent School District GO, (FSA) 5.00%, 02/15/17	285,244
700,000	Edinburg Consolidated Independent School District Refunding GO, Series B, (PSF-GTD) 5.00%, 02/15/18	810,628
245,000	El Paso County Refunding GO, (MBIA) 5.00%, 02/15/16	281,708
1,000,000	El Paso Independent School District GO, (PSF-GTD) 5.00%, 08/15/12	1,116,250
3,000,000	Fort Worth Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/17	3,480,630
500,000	Friendswood Independent School District GO, (PSF-GTD) 5.00%, 02/15/23	531,345
1,095,000	Friendswood Water & Sewer Refunding Revenue Bonds, (FSA) 5.00%, 03/01/21	1,157,021
350,000	Frisco Independent School District School Building GO, Series B, (MBIA) 5.50%, 07/15/13	403,648
275,000	Giddings Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/17	321,252
150,000	Giddings Independent School District School Building GO, Series A, OID, (PSF-GTD) 4.50%, 02/15/23	151,408

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Principal Amount		Value

Texas (continued)
$700,000	Grapevine Refunding GO, Series A, (MBIA) 5.00%, 08/15/17	$781,200
1,000,000	Grapevine Refunding GO, Series A, (MBIA) 5.00%, 08/15/19	1,089,980
370,000	Gregory-Portland Independent School District GO, OID, (PSF-GTD) 5.50%, 08/15/19	396,577
1,000,000	Harlandale Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/35	989,830
500,000	Harlandale Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	569,485
375,000	Hays Consolidated Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/18	419,119
2,990,000	Houston Community College System Revenue Bonds, Senior Lien, (FSA) 5.25%, 04/15/21	3,241,519
1,300,000	Magnolia Independent School District Schoolhouse GO, (PSF-GTD) 5.00%, 08/15/17	1,524,289
560,000	McAllen Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/16	639,598
220,000	McKinney GO, OID, (FGIC) 5.20%, 08/05/14	225,507
440,000	Midland College District GO, (MBIA-RE FGIC) 5.00%, 02/15/24	451,502
1,890,000	Monahans-Wickett-Pyote Independent School District GO, (PSF-GTD) 5.00%, 02/15/25	1,946,379
1,000,000	North East Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/01/21	1,072,620
1,000,000	North East Independent School District Refunding GO, (PSF-GTD) 5.25%, 02/01/22	1,131,120
700,000	Northwest Independent School District GO, (PSF-GTD) 4.50%, 02/15/18	764,715
300,000	Plano Independent School District GO, (PSF-GTD) 4.50%, 02/15/19	322,998

Principal Amount		Value

Texas (continued)
$1,205,000	Prosper Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/25	$1,245,211
2,040,000	Prosper Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/28	2,065,541
525,000	Red Oak Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	602,228
375,000	San Antonio Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/16	432,382
295,000	San Felipe-Del Rio Consolidated Independent School District GO, OID, (PSF-GTD) 5.38%, 08/15/16	315,629
450,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/13	492,125
1,005,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/14	1,107,641
1,500,000	Socorro Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/13	1,725,585
4,140,000	Socorro Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/18	4,632,908
6,565,000	Southwest Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/01/19	7,282,686
2,000,000	Spring Branch Independent School District GO, (PSF-GTD) 5.25%, 02/01/38	2,019,480
2,705,000	Spring Independent School District GO, (PSF-GTD) 5.00%, 02/15/15	3,123,923
635,000	State of Texas Public Finance Authority Park & Wildlife GO, OID, 5.90%, 10/01/17	657,631
2,340,000	State of Texas Water Financial Assistance GO, Series A, 5.00%, 08/01/27	2,371,777

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Principal Amount		Value

Texas (continued)
$1,570,000	Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/17	$1,834,027
250,000	Texas Tech University Refunding Revenue Bonds, (AMBAC) 5.00%, 02/15/16	290,065
3,000,000	University of Texas Financing Systems Refunding Revenue Bonds, Series C, 5.00%, 08/15/16	3,527,640
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	1,882,814
1,095,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	1,274,722
400,000	Ysleta Independent School District GO, (PSF-GTD) 5.00%, 08/15/25	411,204
280,000	Ysleta Independent School District Public Facility Corp. Lease Revenue Bonds, (AMBAC) 5.50%, 11/15/10	290,959

		95,855,044

Utah — 0.0%
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC) 5.00%, 11/01/15	145,538

Virginia — 0.7%
225,000	City of Norfolk Water Revenue Bonds, 5.00%, 11/01/16	255,042
150,000	Virginia College Building Authority, Educational Facilities 21st Century College & Equipment Revenue Bonds, 5.00%, 02/01/16	172,456
1,280,000	Virginia Public Building Authority Revenue Bonds, Series B, 5.00%, 08/01/14	1,481,651

		1,909,149

Washington — 6.8%
100,000	CDP-King County III Lease Refunding Revenue Bonds, King Street Center Project, (MBIA) 5.00%, 06/01/17	116,313

Principal Amount		Value

Washington (continued)
$1,500,000	City of Seattle Water & Wastewater Authority Refunding Revenue Bonds, 5.00%, 02/01/22	$1,605,330
100,000	Clark County Public Utility District No. 1 Generating System Refunding Revenue Bonds, (MBIA-RE FGIC) 5.00%, 01/01/13	111,983
4,500,000	Energy Northwest Revenue Bonds, Series D, 5.00%, 07/01/21	4,801,905
1,500,000	King County School District No. 414 Lake Washington GO, (School Board Guaranty) 5.00%, 12/01/20	1,671,105
200,000	Pierce County School District No. 320 Sumner Refunding GO, (MBIA-RE FGIC, School Board Guaranty) 5.00%, 12/01/16	222,150
250,000	Snohomish County School District No. 6 Mukilteo GO, OID, (School Board Guaranty) 5.35%, 12/01/15	270,470
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC) 5.00%, 04/01/16	2,318,700
4,000,000	State of Washington Various Purpose Refunding GO, Series R-2006A, (AMBAC) 5.00%, 07/01/17	4,548,040
2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	2,336,807

		18,002,803

West Virginia — 0.1%
275,000	West Virginia University Revenue Bonds, Series A, (MBIA) 5.50%, 04/01/17	325,069

Wisconsin — 1.3%
135,000	Cedarburg School District Refunding GO, Series B, (FSA) 5.00%, 03/01/13	145,828
145,000	Cedarburg School District Refunding GO, Series B, (FSA) 5.00%, 03/01/14	156,630
775,000	County of Outagamie Refunding GO, 5.50%, 04/01/14	858,855

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2009
(Unaudited)

Principal Amount		Value

Wisconsin (continued)
$150,000	Door County GO, Series A, OID, (FGIC) 5.25%, 09/01/20	$163,161
500,000	Fond Du Lac Promissory Notes GO, OID, (FGIC) 4.40%, 05/01/11	521,110
100,000	Fond Du Lac Refunding GO, (MBIA-RE FGIC) 4.75%, 03/01/15	110,962
130,000	Menomonee Falls Water Systems Mortgage Refunding Revenue Bonds, OID, (FSA) 4.60%, 12/01/10	137,250
520,000	Osceola School District School Building GO, Series A, OID, (MBIA-RE FGIC) 5.13%, 05/01/17	544,378
220,000	Two Rivers Public School District Refunding GO, (FSA) 5.75%, 03/01/12	232,441
505,000	Verona Area School District GO, Series A, (MBIA) 5.50%, 10/01/12	516,893

		3,387,508

Total Municipal Bonds (Cost $238,966,284)		251,609,449

Shares

INVESTMENT COMPANY — 3.7%
9,756,322	SEI Daily Income Trust Government II Fund, Class A	9,756,322

Total Investment Company (Cost $9,756,322)		9,756,322

TOTAL INVESTMENTS — 98.6% (Cost $248,722,606)(a)		261,365,771

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		3,729,050

NET ASSETS — 100.0%		$265,094,821

(a)	Aggregate book cost is $248,722,606 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$13,413,732
Unrealized depreciation	(770,567)

Net unrealized appreciation	$12,643,165

(b)	Variable rate security. Rate shown is the rate as of January 31, 2009.

AMBAC — Insured by AMBAC Indemnity Corp.
COP — Certificates of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Financial Security Assurance, Inc.
GO — General Obligations
MBIA — Insured by MBIA
MBIA-RE FGIC — MBIA re-insure FGIC
OID — Original Issue Discount
PSF-GTD — Permanent School Fund Guarantee
Q–SBLF — Qualified-School Bond Loan Fund
XLCA — XL Capital Insurance

Portfolio diversification by State (Unaudited)
Percentage of Net Assets

Alabama	0.7%
Arizona	0.8
California	1.1
Colorado	0.2
Connecticut	0.3
Florida	7.6
Georgia	0.4
Illinois	3.0
Indiana	6.2
Iowa	0.1
Kentucky	0.4
Louisiana	0.8
Maine	0.5
Michigan	2.4
Minnesota	0.9
Mississippi	1.5
Missouri	0.7
Nevada	1.5
New Jersey	4.7
New York	10.3
North Carolina	1.2
Ohio	3.4
Pennsylvania	1.1
Puerto Rico	0.1
Texas	36.1
Utah	0.0 **
Virginia	0.7
Washington	6.8
West Virginia	0.1
Wisconsin	1.3
Other*	5.1

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

**	Represents less than 0.1% of net assets.

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

January 31, 2009 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”), was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At Janu-ary 31, 2009, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective

Old Westbury U.S. Large Cap Fund (“U.S. Large Cap Fund”)	Above-average long-term capital appreciation.
Old Westbury Non-U.S. Large Cap Fund (“Non-U.S. Large Cap Fund”)	Long-term growth of capital.
Old Westbury Global Small & Mid Cap Fund (“Global Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Opportunities Fund (“Global Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real return over inflation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Dividend income exempt from regular federal income tax.

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Investment in Subsidiary:

The Real Return Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in OWF Real Return Fund Ltd., a wholly-owned subsidiary of the Real Return Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary has the same investment goal as the Real Return Fund Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment in the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of January 31, 2009, the Real Return Fund held $301,092,627 in the Subsidiary, representing 24.16% of the Real Return Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)

January 31, 2009 (Unaudited)

events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at net asset value.

Securities traded in the over-the-counter market are valued at the mean of the current bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board.

All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities. Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, and which occurs after the close of the London markets, the Non-U.S. Large Cap Fund, Global Small & Mid Cap Fund and Global Opportunities Fund may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. securities. When the Non-U.S. Large Cap Fund, Global Small & Mid Cap Fund and Global Opportunities Fund use fair value pricing, the value assigned to the Non-U.S. Large Cap Fund’s, Global Small & Mid Cap Fund’s, and Global Opportunities Fund’s non-U.S. securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

B. Futures Contracts. The Funds may invest in futures contracts, which are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying security. The Funds recognize a gain or loss equal to the variation margin. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying securities, while permitting the equivalent of an investment in a portfolio of the underlying securities. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Non-U.S. Large Cap Fund, Global Small & Mid Cap Fund, Global Opportunities Fund and Real Return Fund do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings. In addition, the Global Opportunities Fund and Real Return Fund may use Forwards to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward is marked-to-market daily and the change in market value is recorded by

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)

January 31, 2009 (Unaudited)

the Fund as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When the Forward is closed or settled, the Fund records a realized gain or loss equal to the fluctuation in rates during the period the Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2009 (Unaudited)

As of January 31, 2009, the Global Opportunities Fund had the following open forward foreign currency exchange contracts:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	4,333,950	Swiss Franc	4,964,237	02/02/09	$53,895
U.S. Dollar	1,182,069	Euro	805,993	02/04/09	150,154
Euro	3,250,000	U.S. Dollar	4,185,611	02/09/09	(24,919)
U.S. Dollar	7,746,395	South African Rand	76,821,000	02/09/09	240,337
Japanese Yen	2,122,230,000	U.S. Dollar	21,673,543	02/10/09	1,954,430
U.S. Dollar	11,619,107	New Turkish Lira	18,547,000	02/10/09	372,203
Canadian Dollar	1,004,310	U.S. Dollar	851,327	02/12/09	(32,423)
Czech Koruna	8,403,866	Romanian Leu	1,280,960	02/12/09	5,780
Czech Koruna	10,527,449	Romanian Leu	1,598,119	02/12/09	9,178
Czech Koruna	10,531,628	Romanian Leu	1,596,064	02/12/09	9,979
Czech Koruna	10,543,809	Romanian Leu	1,599,146	02/12/09	9,624
Vietnamese Dong	3,333,392,862	New Zealand Dollar	281,849	02/12/09	45,273
U.S. Dollar	10,000,000	Euro	7,955,386	02/13/09	(184,015)
Czech Koruna	14,695,200	Romanian Leu	2,220,456	02/17/09	17,035
Japanese Yen	244,329,000	U.S. Dollar	2,300,000	02/17/09	420,569
Japanese Yen	320,604,000	U.S. Dollar	2,953,052	02/17/09	616,828
Singapore Dollar	2,828,520	U.S. Dollar	1,869,107	02/17/09	4,134
Singapore Dollar	34,681,200	U.S. Dollar	22,917,597	02/17/09	50,693
Swiss Franc	1,103,390	U.S. Dollar	1,020,571	02/17/09	(69,062)
U.S. Dollar	6,676,013	Singapore Dollar	10,000,000	02/17/09	53,321
U.S. Dollar	2,805,550	South African Rand	28,611,000	02/17/09	15,909
U.S. Dollar	68,945,580	United Kingdom Pound	45,925,449	02/17/09	2,408,478
United Kingdom Pound	5,000,000	U.S. Dollar	6,902,400	02/17/09	341,634
U.S. Dollar	1,834,162	Euro	1,269,712	02/19/09	208,889
Vietnamese Dong	4,454,642,124	New Zealand Dollar	376,161	02/20/09	60,893
Euro	239,655	U.S. Dollar	312,834	02/23/09	(6,085)
Euro	794,645	U.S. Dollar	1,058,110	02/23/09	(40,995)
Euro	1,551,450	U.S. Dollar	2,071,263	02/23/09	(85,468)
Japanese Yen	79,520,604	Euro	517,150	02/23/09	223,608
Japanese Yen	79,662,303	Euro	517,150	02/23/09	150,833
Japanese Yen	158,746,433	Euro	1,034,300	02/23/09	443,932
Japanese Yen	159,439,414	Euro	1,034,300	02/23/09	451,649
U.S. Dollar	751,486	Euro	517,150	02/23/09	89,554
U.S. Dollar	752,663	Euro	517,150	02/23/09	90,731
U.S. Dollar	1,502,166	Euro	1,034,300	02/23/09	178,302
U.S. Dollar	1,503,872	Euro	1,034,300	02/23/09	180,009
Euro	1,034,300	U.S. Dollar	1,380,780	02/25/09	(56,954)
Japanese Yen	79,651,443	Euro	517,150	02/25/09	225,113
Japanese Yen	79,664,372	Euro	517,150	02/25/09	225,257
Japanese Yen	159,241,345	Euro	1,034,300	02/25/09	449,540
U.S. Dollar	1,511,629	Euro	1,034,300	02/25/09	187,803
U.S. Dollar	980,000	South Korean Won	930,020,000	02/25/09	305,771
Euro	1,034,300	U.S. Dollar	1,377,357	02/26/09	(53,549)
Japanese Yen	158,627,488	Euro	1,034,300	02/26/09	442,753
Kazakhstani Tenge	90,440,000	U.S. Dollar	700,000	02/26/09	11,020
U.S. Dollar	1,510,854	Euro	1,034,300	02/26/09	187,046
Czech Koruna	10,279,679	Romanian Leu	1,586,615	02/27/09	3,683
Euro	1,034,300	U.S. Dollar	1,380,723	02/27/09	(56,935)
Euro	1,034,300	U.S. Dollar	1,381,504	02/27/09	(57,715)
Euro	2,068,600	U.S. Dollar	2,735,982	02/27/09	(88,405)
Japanese Yen	80,159,801	Euro	517,150	02/27/09	230,822

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2009 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Japanese Yen	80,202,208	Euro	517,150	02/27/09	$231,295
Japanese Yen	80,613,342	Euro	517,150	02/27/09	235,873
Japanese Yen	80,616,445	Euro	517,150	02/27/09	235,908
Japanese Yen	80,641,785	Euro	517,150	02/27/09	236,190
Japanese Yen	160,673,334	Euro	1,034,300	02/27/09	465,584
Japanese Yen	160,783,486	Euro	1,034,300	02/27/09	466,811
Kazakhstani Tenge	45,062,500	U.S. Dollar	350,000	02/27/09	3,723
Kazakhstani Tenge	90,452,457	U.S. Dollar	702,271	02/27/09	7,745
Kazakhstani Tenge	113,608,000	U.S. Dollar	880,000	02/27/09	11,778
Kazakhstani Tenge	270,408,600	U.S. Dollar	2,100,000	02/27/09	22,600
Polish Zloty	10,787,400	Euro	3,000,000	02/27/09	(749,965)
Swedish Krona	84,036,600	Euro	9,000,000	02/27/09	(1,479,108)
U.S. Dollar	764,141	Euro	517,150	02/27/09	102,246
U.S. Dollar	771,148	Euro	517,150	02/27/09	109,254
U.S. Dollar	1,519,335	Euro	1,034,300	02/27/09	195,546
U.S. Dollar	1,523,064	Euro	1,034,300	02/27/09	199,275
U.S. Dollar	1,531,328	Euro	1,034,300	02/27/09	207,539
U.S. Dollar	980,000	South Korean Won	928,363,800	02/27/09	306,964
Kazakhstani Tenge	279,776,333	Mexican Peso	24,475,678	03/03/09	492,029
U.S. Dollar	18,033,587	Euro	14,300,000	03/03/09	(267,826)
U.S. Dollar	263,592	South Korean Won	248,356,000	03/04/09	83,533
Japanese Yen	79,536,636	Euro	517,150	03/09/09	224,164
U.S. Dollar	778,880	Euro	517,150	03/09/09	117,073
Japanese Yen	59,457,459	Euro	387,863	03/10/09	165,972
U.S. Dollar	790,265	Euro	517,150	03/17/09	128,527
U.S. Dollar	5,000,000	Euro	3,864,212	03/19/09	55,541
U.S. Dollar	5,000,000	Euro	3,450,775	03/19/09	584,555
U.S. Dollar	15,000,000	Euro	10,464,776	03/19/09	1,609,777
Vietnamese Dong	6,292,694,000	Australian Dollar	451,987	03/23/09	64,810
Canadian Dollar	2,348,922	U.S. Dollar	1,925,859	03/26/09	(10,799)
Swiss Franc	2,023,667	South Korean Won	1,960,000,000	03/27/09	324,801
U.S. Dollar	2,000,000	South African Rand	19,832,000	03/30/09	86,792
Kazakhstani Tenge	44,996,633	Mexican Peso	3,953,593	04/01/09	68,176
Swiss Franc	793,287	South Korean Won	766,923,500	04/01/09	128,359
U.S. Dollar	1,875,314	Mexican Peso	20,934,125	04/01/09	437,096
Japanese Yen	80,049,649	Euro	517,150	04/06/09	230,720
Japanese Yen	80,131,358	Euro	517,150	04/06/09	231,631
Japanese Yen	180,181,447	Euro	1,163,587	04/06/09	519,898
Swiss Franc	1,016,749	South Korean Won	980,000,000	04/06/09	166,628
U.S. Dollar	11,079,804	Mexican Peso	122,321,040	04/07/09	2,684,054
U.S. Dollar	2,234,703	United Kingdom Pound	1,150,000	04/07/09	569,374
Euro	163,034	Singapore Dollar	315,244	04/14/09	(220)
Euro	1,998,980	Singapore Dollar	3,896,412	04/14/09	(23,335)
Euro	2,239,229	Singapore Dollar	4,318,935	04/14/09	4,172
Euro	2,981,190	Singapore Dollar	5,750,000	04/14/09	5,554
Japanese Yen	228,222,788	Euro	1,467,081	04/14/09	667,908
Malaysian Ringgit	22,100,000	United Kingdom Pound	3,649,334	04/14/09	831,839
Singapore Dollar	1,626,105	Euro	772,148	04/14/09	89,170
Singapore Dollar	3,100,646	Euro	1,467,081	04/14/09	176,739
Singapore Dollar	4,552,315	Euro	2,162,014	04/14/09	249,160
Singapore Dollar	5,750,000	Euro	2,709,708	04/14/09	341,727
Singapore Dollar	2,017,201	United Kingdom Pound	771,178	04/14/09	219,175

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2009 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	1,197,880	Euro	772,148	04/14/09	$210,145
U.S. Dollar	2,263,310	Euro	1,467,081	04/14/09	386,614
United Kingdom Pound	771,178	Singapore Dollar	1,686,952	04/14/09	(464)
U.S. Dollar	10,000,000	Euro	7,568,991	04/16/09	317,876
U.S. Dollar	10,000,001	Euro	7,621,080	04/16/09	251,246
Euro	772,148	Singapore Dollar	1,499,280	04/17/09	(5,219)
Kazakhstani Tenge	259,167,457	U.S. Dollar	2,060,728	04/17/09	(128,697)
Singapore Dollar	1,607,967	Euro	772,148	04/17/09	77,200
Swedish Krona	28,478,956	Euro	3,021,704	04/17/09	(463,025)
Euro	772,148	Singapore Dollar	1,499,280	04/20/09	(5,260)
Euro	1,544,296	Singapore Dollar	2,999,208	04/20/09	(10,950)
Japanese Yen	360,208,250	Euro	2,303,755	04/20/09	1,070,115
Singapore Dollar	1,617,032	Euro	772,148	04/20/09	83,246
Singapore Dollar	3,232,212	Euro	1,544,296	04/20/09	165,263
Malaysian Ringgit	3,752,692	Euro	770,020	04/21/09	53,652
Euro	385,010	Singapore Dollar	763,744	04/24/09	(13,360)
Singapore Dollar	806,365	Euro	385,010	04/24/09	41,587
Euro	385,010	Singapore Dollar	744,093	04/27/09	(365)
Kazakhstani Tenge	287,977,622	U.S. Dollar	2,284,948	04/27/09	(155,212)
Malaysian Ringgit	3,465,966	United Kingdom Pound	576,792	04/27/09	124,033
Singapore Dollar	803,708	Euro	385,010	04/27/09	39,849
Malaysian Ringgit	1,162,274	United Kingdom Pound	192,264	04/30/09	43,272
U.S. Dollar	15,000,000	Singapore Dollar	22,630,500	05/04/09	11,095
Euro	250,256	Singapore Dollar	483,490	05/06/09	(149)
Singapore Dollar	511,298	Euro	250,256	05/06/09	18,568
Japanese Yen	519,990,250	U.S. Dollar	5,800,420	05/07/09	1,356
Malaysian Ringgit	1,158,717	United Kingdom Pound	192,264	05/07/09	42,306
United Kingdom Pound	2,032,043	U.S. Dollar	2,906,549	05/07/09	36,048
Peruvian New Sol	1,800,229	U.S. Dollar	666,011	05/15/09	(109,308)
Peruvian New Sol	2,251,951	U.S. Dollar	832,514	05/19/09	(136,398)
Costa Rican Colon	209,952,000	U.S. Dollar	400,000	05/22/09	(54,823)
Costa Rican Colon	944,784,000	U.S. Dollar	1,800,000	05/22/09	(246,705)
Malaysian Ringgit	11,250,000	Euro	2,278,619	05/27/09	200,308
Vietnamese Dong	1,763,453,000	Australian Dollar	123,819	05/29/09	13,694
Vietnamese Dong	1,534,368,000	Australian Dollar	107,780	06/02/09	14,025
Japanese Yen	110,000,000	U.S. Dollar	1,190,154	06/05/09	38,216
Malaysian Ringgit	1,928,282	Euro	393,206	06/09/09	31,043
Malaysian Ringgit	1,929,757	Euro	393,206	06/09/09	31,452
Malaysian Ringgit	1,948,788	Euro	393,206	06/09/09	36,722
Malaysian Ringgit	14,867,819	Euro	2,975,528	06/09/09	311,297
Malaysian Ringgit	4,891,974	Euro	983,015	06/10/09	97,362
U.S. Dollar	2,268,831	Euro	1,471,809	06/10/09	386,376
Malaysian Ringgit	831,309	Euro	166,585	06/12/09	17,142
Malaysian Ringgit	1,085,100	Euro	218,484	06/15/09	21,054
Malaysian Ringgit	2,143,944	Euro	433,120	06/16/09	39,767
Vietnamese Dong	6,496,087,000	Australian Dollar	455,860	06/22/09	59,851
Malaysian Ringgit	24,538,076	Euro	4,856,236	07/07/09	586,154
Euro	480,121	Singapore Dollar	949,631	07/13/09	(15,147)
Singapore Dollar	992,482	Euro	480,121	07/13/09	43,540
U.S. Dollar	742,147	Euro	480,121	07/13/09	128,080
U.S. Dollar	742,315	Euro	480,121	07/13/09	128,248
Euro	480,121	Singapore Dollar	946,698	07/14/09	(13,207)

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2009 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Malaysian Ringgit	1,839,603	Euro	369,324	07/14/09	$37,270
New Taiwanese Dollar	3,397,790	Euro	73,865	07/14/09	6,361
New Taiwanese Dollar	21,990,550	Euro	480,121	07/14/09	38,529
Singapore Dollar	993,980	Euro	480,121	07/14/09	44,536
U.S. Dollar	570,753	Euro	369,324	07/14/09	98,394
U.S. Dollar	915,363	Euro	590,919	07/14/09	159,588
Euro	147,730	Singapore Dollar	291,457	07/15/09	(4,174)
Euro	332,392	Singapore Dollar	657,272	07/15/09	(10,382)
Malaysian Ringgit	370,064	Euro	73,865	07/15/09	8,049
Malaysian Ringgit	1,222,475	Euro	243,754	07/15/09	26,912
Malaysian Ringgit	2,952,822	Euro	590,919	07/15/09	62,262
New Taiwanese Dollar	1,717,338	Euro	36,932	07/15/09	3,730
New Taiwanese Dollar	14,708,618	Euro	317,619	07/15/09	30,279
New Taiwanese Dollar	18,680,469	Euro	406,257	07/15/09	34,785
Singapore Dollar	308,509	Euro	147,730	07/15/09	15,473
Singapore Dollar	693,802	Euro	332,392	07/15/09	34,586
U.S. Dollar	520,011	Euro	332,392	07/15/09	94,887
U.S. Dollar	981,425	Euro	627,851	07/15/09	178,415
Malaysian Ringgit	1,182,076	Euro	236,368	07/16/09	25,171
New Taiwanese Dollar	4,787,929	Euro	103,411	07/16/09	9,835
Euro	240,061	Singapore Dollar	473,283	07/17/09	(6,565)
Malaysian Ringgit	1,201,073	Euro	240,061	07/17/09	25,715
New Taiwanese Dollar	11,131,268	Euro	240,061	07/17/09	23,329
Singapore Dollar	498,799	Euro	240,061	07/17/09	23,472
U.S. Dollar	753,694	Euro	480,121	07/17/09	139,629
U.S. Dollar	575,130	Euro	369,324	07/22/09	102,773
Euro	240,061	Singapore Dollar	474,553	07/24/09	(7,420)
Malaysian Ringgit	836,149	Euro	166,196	07/24/09	19,109
New Taiwanese Dollar	12,093,193	Euro	262,220	07/24/09	23,610
Singapore Dollar	499,365	Euro	240,061	07/24/09	23,862
U.S. Dollar	1,328,788	Euro	849,446	07/24/09	242,369
U.S. Dollar	1,312,938	Mexican Peso	13,903,361	07/31/09	376,599
Indonesian Rupiah	50,188,174,499	New Zealand Dollar	7,451,513	08/04/09	461,185
U.S. Dollar	769,046	Mexican Peso	8,151,120	08/04/09	220,400
Russian Ruble	29,358,047	New Zealand Dollar	1,749,586	08/12/09	(170,182)
Russian Ruble	14,292,762	New Zealand Dollar	854,013	08/14/09	(84,222)
Vietnamese Dong	9,777,690,661	New Zealand Dollar	806,840	08/14/09	109,727
Chinese Yuan	2,574,000	Euro	268,125	09/18/09	24,682
Chinese Yuan	6,409,000	Euro	670,240	09/23/09	57,736
Chinese Yuan	9,626,900	Euro	1,005,350	09/23/09	88,530
Chinese Yuan	7,155,000	Euro	737,287	09/24/09	78,411
Russian Ruble	19,936,834	Australian Dollar	948,558	09/24/09	(123,371)
Russian Ruble	28,785,750	Australian Dollar	1,369,404	09/24/09	(178,023)
Russian Ruble	26,840,111	Australian Dollar	1,290,113	09/28/09	(175,245)
Vietnamese Dong	4,665,281,624	Australian Dollar	378,842	10/07/09	4,864
Chinese Yuan	1,540,249	Australian Dollar	332,789	10/13/09	16,100
Chinese Yuan	6,301,191	Euro	668,632	10/15/09	42,898
Japanese Yen	220,290,291	Euro	1,688,825	10/15/09	309,264
Chinese Yuan	6,331,922	Euro	677,186	10/16/09	36,267
Chinese Yuan	2,595,971	Australian Dollar	551,242	10/19/09	23,632
Chinese Yuan	8,487,104	Euro	911,379	10/19/09	43,601
Chinese Yuan	5,244,000	U.S. Dollar	757,530	10/21/09	(10,202)

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2009 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Russian Ruble	15,779,000	U.S. Dollar	471,719	10/27/09	$(102,122)
Japanese Yen	140,412,200	Euro	1,160,000	11/18/09	91,690
Japanese Yen	124,961,400	U.S. Dollar	1,314,000	11/18/09	88,654
Chinese Yuan	6,308,000	Euro	684,897	12/04/09	19,653
Chinese Yuan	5,006,000	U.S. Dollar	684,815	12/04/09	26,365
Chinese Yuan	2,872,600	U.S. Dollar	407,461	12/14/09	347
Chinese Yuan	5,761,499	U.S. Dollar	814,922	12/14/09	3,008
Chinese Yuan	5,763,917	U.S. Dollar	817,577	12/15/09	638
Chinese Yuan	5,783,784	U.S. Dollar	817,577	12/15/09	3,459
Chinese Yuan	6,294,886	U.S. Dollar	894,478	12/16/09	(952)
Malaysian Ringgit	3,177,632	U.S. Dollar	894,478	12/16/09	(12,959)
Chinese Yuan	1,972,859	U.S. Dollar	279,047	12/17/09	970
Malaysian Ringgit	998,987	U.S. Dollar	279,047	12/17/09	(1,912)
Chinese Yuan	5,933,563	U.S. Dollar	837,140	12/18/09	4,978
Indian Rupee	11,219,513	New Zealand Dollar	407,538	12/18/09	21,799
Indonesian Rupiah	2,828,719,176	New Zealand Dollar	407,538	12/18/09	25,873
Chinese Yuan	1,612,872	U.S. Dollar	230,082	12/21/09	(1,224)
Malaysian Ringgit	613,226	U.S. Dollar	172,561	12/21/09	(2,437)
Malaysian Ringgit	1,195,436	U.S. Dollar	334,856	12/21/09	(3,212)
Chinese Yuan	1,897,016	U.S. Dollar	272,560	12/22/09	(3,403)
Malaysian Ringgit	976,522	U.S. Dollar	279,150	12/22/09	(8,236)
Mexican Peso	20,471,235	U.S. Dollar	1,445,964	12/22/09	(94,066)
Malaysian Ringgit	776,196	U.S. Dollar	223,237	12/23/09	(7,897)
Mexican Peso	8,501,666	U.S. Dollar	602,485	12/23/09	(41,120)
Mexican Peso	13,631,490	U.S. Dollar	963,976	12/24/09	(64,010)
Malaysian Ringgit	878,193	U.S. Dollar	251,142	12/28/09	(7,494)
Mexican Peso	3,652,904	U.S. Dollar	246,236	01/20/10	(5,941)
Mexican Peso	54,329,397	U.S. Dollar	3,693,533	01/21/10	(120,132)
Chilean Unidad de Fomento	411,630,000	U.S. Dollar	651,726	01/28/10	(639)
Chilean Unidad de Fomento	124,780,000	U.S. Dollar	198,694	01/29/10	(1,326)
Chilean Unidad de Fomento	400,710,000	U.S. Dollar	635,836	01/29/10	(2,022)
Chilean Unidad de Fomento	546,720,000	U.S. Dollar	874,262	01/29/10	(9,500)
U.S. Dollar	1,629,458	Singapore Dollar	2,452,000	01/29/10	3,140
U.S. Dollar	1,631,009	Singapore Dollar	2,454,000	01/29/10	3,364
U.S. Dollar	2,453,841	Singapore Dollar	3,684,000	01/29/10	10,384
U.S. Dollar	4,087,503	Singapore Dollar	6,125,000	01/29/10	25,023
Chilean Unidad de Fomento	198,700,000	U.S. Dollar	317,920	02/02/10	(3,631)
U.S. Dollar	717,387	New Zealand Dollar	1,419,051	02/02/10	9,161
U.S. Dollar	654,025	Singapore Dollar	983,000	02/02/10	2,039
U.S. Dollar	1,635,090	Singapore Dollar	2,457,000	02/02/10	5,455
Chilean Unidad de Fomento	372,860,000	U.S. Dollar	596,099	02/03/10	(6,336)
Chinese Yuan	2,696,000	U.S. Dollar	381,735	02/03/10	(135)
Chinese Yuan	16,160,000	U.S. Dollar	2,291,646	02/03/10	(4,314)
Mexican Peso	36,790,500	U.S. Dollar	2,452,165	02/03/10	(33,647)
U.S. Dollar	2,043,838	Singapore Dollar	3,078,000	02/03/10	2,318

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2009 (Unaudited)

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ (Depreciation)

Mexican Peso	24,720,000	U.S. Dollar	1,634,650	02/04/10	$(9,618)
Mexican Peso	30,950,000	U.S. Dollar	2,043,714	02/04/10	(9,136)

					$28,683,619

E. Swap Agreements. The Global Small & Mid Cap Fund, Global Opportunities Fund, Real Return Fund and Fixed Income Fund may enter into swap agreements, which are agreements to exchange the return generated by one security, currency, commodity or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value are recorded as unrealized appreciation/depreciation. Gains or losses are realized upon the termination of the swap agreement. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements.” See Note 3 section M for collateral on swap agreements.

The primary difference in risks associated with OTC contracts and exchange-traded contracts is credit and liquidity risks. OTC contracts contain credit risk for unrealized gains from various counterparties for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored.

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense. The interest income is included in investment income on the Statement of Operations, and the interest expense is included in the Fund’s overall expense ratio.

F. Options. The Funds may purchase and write (sell) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the Fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the Fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the Fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the Fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the Fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the Fund would realize a loss, if the price of the financial instrument decreases between those dates.

G. Collectibles. The Real Return Fund may invest in Collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have accurate market valuations available. The values of the collectible coins held by the Real Return Fund are appraised on a quarterly basis by an independent professional coin appraiser who uses market auction data to determine each coin’s current value. Between these quarterly appraisals, each coin is valued weekly via information in the Coin Dealer Newsletter based on the price movement of a basket of like coins identified by the Advisor. The Real Return Fund does not currently intend to invest more than 5% of its total assets in Collectibles. As of Janu-ary 31, 2009, the Real Return Fund held $53,077,023, or 4.25% of net assets, in Collectibles.

H. Inflation-Protected Securities. The Global Small & Mid Cap Fund, Global Opportunities Fund, Real Return Fund, Fixed Income Fund and Municipal Bond Fund may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide against the negative effects of inflation.

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2009 (Unaudited)

The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

I. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security the Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

J. Loan Participations and Assignments. The Global Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the LIBOR, the CD rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any NRSRO. Loans that are rated lower than investment grade entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Global Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Global Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments.

K. Structured Notes. The Global Opportunities Fund may purchase structured notes. Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate, such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. Structured instruments may be issued by corporations, including banks, as well as by governmental agencies. Investing in structured notes is subject to certain risks, including credit risk and the normal risks of price changes in response to changes in interest rates. Because structured notes typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Further, in the case of certain structured notes, a decline or increase in the value of the underlying instruments may cause the interest rate to be reduced to zero, and any further declines or increases in the underlying instruments may then reduce the principal amount payable on maturity. The percentage by which the value of the structured note decreases may be far greater than the percentage by which the value of the underlying instruments decreases. These securities may be less liquid than other types of securities, and may be more volatile than their underlying instruments. In addition, structured notes typically are sold in private placement transactions and may have a limited trading market Structured notes are valued daily via broker quotes and reviewed quarterly by the Fund’s Pricing Committee.

L. Credit Enhancement. Certain obligations held by the Funds have credit enchancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and MBIA).

M. Letter of Credit. The Real Return Fund has $100,000,000 in the form of an irrevocable standby letter of credit (“Letter of Credit”) issued by Banco Santander S.A. (“BSSA”) as collateral for its swap agreements. The Letter of Credit expires on April 18, 2009.

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2009 (Unaudited)

N. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. The Funds intends to limit the purchase of restricted securities which have not been determined by the Adviser to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

R. Adoption of Financial Accounting Standards Board (“FASB”) Statement on Financial Accounting Standard No. 157, “Fair Value Measurements” (“FAS 157”)

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The Funds have adopted FAS157 as of November 1, 2008. The three levels of fair value hierarchy under FAS157 are as follows:

•        Level 1 - quoted prices in active markets for identical securities.

•        Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•        Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of January 31, 2009 is as follows:

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2009 (Unaudited)

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Investments in Securities
Assets:
U.S. Large Cap Fund	$287,345,581	$—	$—	$287,345,581
Non U.S. Large Cap Fund	1,348,540,760	49,991,944	—	1,398,532,704
Global Small & Mid Cap Growth Fund	914,917,813	1,669,810,044	138,616	2,584,866,473
Global Opportunities Fund	377,840,650	699,359,227	16,556,308	1,093,756,185
Real Return Fund	571,921,832	581,768,931		1,153,690,763
Fixed Income Fund	1,141,354	188,544,608	—	189,685,962
Municipal Bond Fund	9,756,322	251,609,449	—	261,365,771

Other*
Assets:
Global Opportunities Fund	124,228	50,106,620	—	50,230,848
Real Return Fund	6,749,365	117,977,454	—	124,726,819

Other*
Liabilities:
Global Opportunities Fund	(55,743)	(29,868,895)	—	(29,924,638)
Real Return Fund	(11,756,172)	(17,651,897)	—	(29,408,069)

*Other financial instruments are derivative instruments not reflected in the Portfolios of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Funds	Balance as of 11/1/08 (market value)	Realized gain (loss)	Change in Unrealized (depreciation)	Net purchases (sales)	Balance as of 1/31/09 (market value)

Global Small & Mid Cap Growth Fund	$324,592	$—	$(185,976)	$—	$138,616
Global Opportunities Fund	24,436,875	(1,122,570)	(6,680,470)	(77,527)	16,556,308

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

4.	Affiliated Issuers:

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with affiliated companies are as follows:

	Value, Beginning of Period	Purchases	Sales Proceeds	Value, End of Period

Consolidated Subsidiary:
OWF Real Return Fund Ltd.	$—	$337,912,442	$40,106,000	$301,092,627

OLD WESTBURY FUNDS, INC.
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS - (Continued)
January 31, 2009 (Unaudited)

5.	Federal Income Taxes:

At October 31, 2008, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

	2014	2015	2016

Non-U.S. Large Cap Fund	$—	$—	$187,357,824
Global Opportunities Fund	—	—	123,869,796
Municipal Bond Fund	22,373	101,465	1,723,839

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ Marc D. Stern

Marc D. Stern, President
(principal executive officer)

Date	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marc D. Stern

Marc D. Stern, President
(principal executive officer)

Date	March 27, 2009

By (Signature and Title)*	/s/ Peter C. Artemiou

Peter C. Artemiou, Treasurer
(principal financial officer)

Date	March 27, 2009

* Print the name and title of each signing officer under his or her signature.